As filed with the Securities and Exchange Commission on November 23, 2011
Registration Nos. 033-24848; 811-05669

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]
Post-Effective Amendment No. 75                    [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
Amendment No. 76                        [X]

FIFTH THIRD FUNDS
(Exact Name of Registrant as Specified in Charter)

38 Fountain Square Plaza
Cincinnati, Ohio 45263
(Address of Principal Executive Office) (Zip Code)

(800) 282-5706 (Registrant’s Telephone Number, including Area Code)

E. Keith Wirtz
President
Fifth Third Funds
38 Fountain Square Plaza
Cincinnati, Ohio 45263
(Name and Address of Agent for Service)

with a copy to:
David A. Sturms
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601-1003

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[ X ] Immediately upon filing pursuant to paragraph (b)
[     ] On _______ pursuant to paragraph (b)
[     ] 60 days after filing pursuant to paragraph (a)(1)
[     ] On _______ pursuant to paragraph (a)(1)
[     ] 75 days after filing pursuant to paragraph (a)(2)
[     ] On ____ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[     ] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Title of securities being registered: Shares of Beneficial Interest

Fifth Third Funds

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	Class A	Class B	Class C	Institutional Class	Select Class	Preferred Class	Trust Class
Fifth Third Small Cap Growth Fund	KNEMX	FTGBX	FTGCX	KNEEX
Fifth Third Mid Cap Growth Fund	FSMCX	FBMBX	FCMCX	FMCIX
Fifth Third Quality Growth Fund	FSQGX	FSBQX	FSQCX	FQGIX
Fifth Third Dividend Growth Fund	FSPIX	FTPBX	FTPCX	FPFIX
Fifth Third Micro Cap Value Fund	MXCAX	MXCBX	MXCSX	MXAIX
Fifth Third Small Cap Value Fund	FTVAX	FTVBX	FTVCX	FTVIX
Fifth Third All Cap Value Fund	MXLAX	MXLBX	MXLCX	MXEIX
Fifth Third Disciplined Large Cap Value Fund	FSSIX	FBEQX	FEQCX	FEINX
Fifth Third Structured Large Cap Plus Fund	KNVIX	FBLVX	FCLVX	KNVEX
Fifth Third Equity Index Fund	KNIDX	FBINX	FCINX	KNIEX	KNISX	KNIPX	KNITX
Fifth Third International Equity Fund	FSIEX	FBIEX	FTECX	FIEIX
Fifth Third Strategic Income Fund	FFSAX	FFSBX	FRACX	MXIIX
Fifth Third LifeModel Aggressive FundSM	LASAX	LASBX	LASCX	LASIX
Fifth Third LifeModel Moderately Aggressive FundSM	LMAAX	LMABX	LMACX	LMAIX
Fifth Third LifeModel Moderate FundSM	LMDAX	LMDBX	LMDCX	LMDIX
Fifth Third LifeModel Moderately Conservative FundSM	LAMVX	LBMVX	LCMVX	LIMVX
Fifth Third LifeModel Conservative FundSM	LCVAX	LCVBX	LCVCX	LCVIX
Fifth Third High Yield Bond Fund	FTYAX	FTYBX	FTYCX	FTYIX
Fifth Third Total Return Bond Fund	KIFIX	FBBDX	FCBDX	KNIIX
Fifth Third Short Term Bond Fund	KNLIX		KNLCX	KNLMX
Fifth Third Prime Money Market Fund	FSCXX	FBPXX	FPCXX	FCPXX
Fifth Third Institutional Money Market Fund				LSIXX	LSSXX	LSPXX	LSTXX
Fifth Third Institutional Government Money Market Fund				KGIXX	KGSXX	KGPXX	KGTXX
Fifth Third U.S. Treasury Money Market Fund				FQTXX	FTSXX	FTPXX	FTTXX
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Prospectus
November 23, 2011
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The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:

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Summary
Growth
Small Cap Growth Fund	1
Mid Cap Growth Fund	5
Quality Growth Fund	9
Dividend Growth Fund	13
Value
Micro Cap Value Fund	17
Small Cap Value Fund	21
All Cap Value Fund	25
Disciplined Large Cap Value Fund	29
Structured
Structured Large Cap Plus Fund	33
Equity Index Fund	37
International Equity Fund	41
Specialty
Strategic Income Fund	45
LifeModel Aggressive FundSM	50
LifeModel Moderately Aggressive FundSM	54
LifeModel Moderate FundSM	58
LifeModel Moderately Conservative FundSM	62
LifeModel Conservative FundSM	66
Fixed Income
High Yield Bond Fund	70
Total Return Bond Fund	74
Short Term Bond Fund	78
Money Market
Prime Money Market Fund	82
Institutional Money Market Fund	85
Institutional Government Money Market Fund	88
U.S. Treasury Money Market Fund	91
Additional Information About the Funds’ Investments	94
Name Policy	94
Investment Practices	94
Investment Risks	97
Additional Information about the Funds	99
Portfolio Holdings	100
Fund Management	100
Investment Adviser and Subadviser	100
Portfolio Managers	101
Shareholder Information	108
Purchasing and Selling Fund Shares	108
Purchasing and Adding To Your Shares	108
Abusive Trading Practices	109
Additional Shareholder Information	109
Selling Your Shares	111
Exchanging Your Shares	113
Share Class Selection	114
Applicable Sales Charges	115
Distribution and Service Fees	117
Additional Policies	118
Dividends and Capital Gains	118
Expenses	119
Tax Considerations	119
Federal Income Tax	119
Foreign Investments	120
State and Local Taxes	121
Financial Highlights	122
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Fifth Third Small Cap Growth Fund - Summary

Investment Objective
Long-term capital appreciation.

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Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.
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SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	0.70%	0.70%	0.70%	0.70%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	0.57%	0.57%	0.82%	0.57%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.53%	2.28%	2.28%	1.28%

Fee Waiver and/or Expense Reimbursement[4]	0.21%	0.21%	0.21%	0.21%

Total Annual Fund Operating Expenses after Expense Reimbursement	1.32%	2.07%	2.07%	1.07%

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1.

For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.

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2.

5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
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4.

Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

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Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years

Class A Shares	$628	$941	$1,276	$2,220

Class B Shares

Assuming Redemption	$710	$993	$1,402	$2,413

Assuming No Redemption	$210	$693	$1,202	$2,413

Class C Shares

Assuming Redemption	$310	$693	$1,202	$2,601

Assuming No Redemption	$210	$693	$1,202	$2,601

Institutional Shares	$110	$387	$685	$1,531

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1

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000® Growth Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. As of September 30, 2011, the market capitalization of companies included in the Russell 2000 Growth Index ranged from $34 million to $3.3 billion. As of September 30, 2011, the average market capitalization of companies included in the Russell 2000 Growth Index was approximately $1.18 billion and the median market capitalization was approximately $479 million.

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The Fund seeks to outperform the Russell 2000 Growth Index over rolling five-year periods. The Adviser believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Adviser uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Adviser believes this method is particularly valuable in the small cap universe. The Adviser uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on companies demonstrating above-average growth and strong balance sheets. Quantitative analysis is used to identify stocks the Adviser believes have above-average growth and strong balance sheets. Factors considered include return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Adviser uses a fundamental analysis of financial statements to look for companies that, in its opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills.

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company’s fundamentals, management, or financial reporting; one of the Fund’s holdings has exceeded the Adviser’s position weighting; or a company’s relative strength falls below the Adviser’s target.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 2000 Growth
Index and monitoring risk statistics relative to the Russell 2000 Growth Index.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Equity Securities Risk.   The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Growth Securities Risk.   Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Investment Discretion Risk.   There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Market and Regulatory Risk.   Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Securities Lending Risk.   The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Smaller Company Risk.   Stocks of smaller companies are more sensitive to the risks associated with equity securities and therefore may be subject to greater share price fluctuations than companies with larger capitalizations. Also, securities of these smaller companies are often less liquid than securities of larger companies, thus possibly limiting the ability of the Fund to dispose of such securities when the Adviser deems it desirable to do so.

2

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

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Best quarter:	Q2 2009	25.12%
Worst quarter:	Q4 2008	-30.98%
Year to Date Return (1/1/11 to 9/30/11):		-20.02%
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AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Past
(for periods ended December 31, 2010)[1]	Date	Year	5 Years	10 Years

Class A Shares (with 5.00% sales charge)	12/4/92

Return Before Taxes		22.62%	2.79%	2.41%

Return After Taxes on Distributions		22.62%	0.62%	0.66%

Return After Taxes on Distributions and Sale of Fund Shares		14.70%	1.99%	1.75%

Class B Shares (with applicable Contingent Deferred Sales Charge)	10/29/01

Return Before Taxes		23.15%	2.86%	2.30%

Class C Shares (with applicable Contingent Deferred Sales Charge)	10/29/01

Return Before Taxes		27.76%	3.01%	2.14%

Institutional Shares	11/2/92

Return Before Taxes		29.26%	4.10%	3.20%

Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)		29.09%	5.30%	3.78%

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[1]
For the period prior to October 29, 2001, the quoted performance of the Fifth Third Small Cap Growth Fund Institutional Shares reflects the performance of the Kent Small Company Growth Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the quoted performance for Class A Shares reflects the performance of the Kent Small Company Growth Investment Shares, with an inception date of December 4, 1992, adjusted for the maximum sales charge. Prior to October 29, 2001, the quoted performance for Class B and Class C Shares reflects the performance of the Institutional Shares with an inception date of November 2, 1992, adjusted for expenses and applicable sales charges.

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After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k)plans.

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Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”).

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Portfolio Manager
Scott Billeadeau, CFA, FTAM Director of Small Cap Growth Strategies, Portfolio Manager of the Fund since February 2005.

The Fifth Third Small Cap Growth Fund is managed by a team of investment professionals. Scott Billeadeau, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Billeadeau is assisted in managing the Fund by Martin Hargrave, CFA. Messrs. Billeadeau and Hargrave have served the Fund since February 2005.

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3

Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

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You may sell your shares on days when the Fund is open for business. Your sales price will be the next net asset value after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

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For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

4

Fifth Third Mid Cap Growth Fund - Summary

Investment Objective
Growth of capital. Income is a secondary objective.

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Fees and Expenses of the Fund
 The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.
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SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	0.80%	0.80%	0.80%	0.80%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	0.44%	0.44%	0.69%	0.44%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.50%	2.25%	2.25%	1.25%

Fee Waiver and/or Expense Reimbursement[4]	0.29%	0.29%	0.29%	0.29%

Total Annual Fund Operating Expenses after Expense Reimbursement	1.21%	1.96%	1.96%	0.96%

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1.
For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.

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2.
5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
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4.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

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Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:
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	1 Year	3 Years	5 Years	10 Years

Class A Shares	$617	$924	$1,252	$2,179

Class B Shares

Assuming Redemption	$699	$976	$1,379	$2,374

Assuming No Redemption	$199	$676	$1,179	$2,374

Class C Shares

Assuming Redemption	$299	$676	$1,179	$2,563

Assuming No Redemption	$199	$676	$1,179	$2,563

Institutional Shares	$98	$369	$660	$1,488

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5

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are defined as those companies included in the Russell Midcap® Growth Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. As of September 30, 2011, the market capitalization of companies included in the Russell MidCap Growth Index ranged from $721 million to $16.3 billion. As of September 30, 2011, the average market capitalization of companies included in the Russell Midcap Growth Index was $7.1 billion and the median market capitalization was approximately $4.0 billion.

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The Adviser considers growth companies to be those companies that, in the opinion of the Adviser, offer excellent prospects for consistent, above-average revenue and earnings growth, improving profit trends, and positive investor sentiment coupled with solid operating momentum. The Adviser generally looks for companies with a strong record of earnings growth and considers the company’s current ratio of debt to capital and the quality of its management.

To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies (many of which pay dividends), small cap companies, convertible securities and debt securities that pay interest.

The Fund seeks to outperform the Russell Midcap Growth Index over rolling five-year periods. The Adviser believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Adviser uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Adviser uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on strong fundamental growth, better than average valuation characteristics, and strong financial condition and characteristics.

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it believes that the security has become overvalued or less attractive; there is deterioration in a company’s fundamentals, management, or financial reporting; one of the

Fund’s holdings has exceeded the Adviser’s position weighting; or a company’s relative strength falls below the Adviser’s target.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Convertible Securities Risk. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.
Dividend Securities Risk.   Stocks that pay regular dividends provide investors some return on their investment to an extent supporting the stock’s price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

Equity Securities Risk.   The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

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Fixed Income Securities Risk.   The risks of investing in debt securities include interest rate risk, which is the tendency of bond prices to fall when interest rates rise, and credit risk, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

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Growth Securities Risk.   Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Investment Discretion Risk. There is no guarantee that the Adviser’s principal investment strategies and techniques, as well

6

as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.
Market and Regulatory Risk.   Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Medium-Sized Company Risk.   Stocks of medium-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Securities Lending Risk.   The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Calendar Year

Best quarter:	Q4 2001	22.85%
Worst quarter:	Q4 2008	-27.67%
Year to Date Return (1/1/11 to 9/30/11):		-7.33%

AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Past
(for periods ended December 31, 2010)	Date	Year	5 Years	10 Years

Class A Shares (with 5.00% sales charge)	11/2/92

Return Before Taxes		24.19%	2.40%	1.85%

Return After Taxes on Distributions		24.19%	0.68%	0.91%

Return After Taxes on Distributions and Sale of Fund Shares		15.72%	1.75%	1.41%

Class B Shares (with applicable Contingent Deferred Sales Charge)	10/11/00

Return Before Taxes		24.80%	2.46%	1.76%

Class C Shares (with applicable Contingent Deferred Sales Charge)	4/24/96

Return Before Taxes		29.80%	2.72%	1.61%

Institutional Shares	8/11/98

Return Before Taxes		31.22%	3.72%	2.64%

Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)		26.38%	4.88%	3.12%

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

Portfolio Manager
Jon Fisher, CFA, FTAM Director of Mid Cap Growth Strategies, Portfolio Manager of the Fund since April 2010.

The Fifth Third Mid Cap Growth Fund is managed by a team of investment professionals. Jon Fisher, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Fisher is assisted in managing the Fund by Mark Demos, CFA, and Dan Popowics, CFA. Messrs. Fisher, Demos and Popowics have each served the Fund since April 2010.


7

Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next net asset value after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.


For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

8

Fifth Third Quality Growth Fund - Summary

Investment Objective
Growth of capital. Income is a secondary objective.

Fees and Expenses of the Fund
 The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.
SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	0.80%	0.80%	0.80%	0.80%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	0.33%	0.33%	0.58%	0.33%

Total Annual Fund Operating Expenses	1.38%	2.13%	2.13%	1.13%

Fee Waiver and/or Expense Reimbursement[4]	0.18%	0.18%	0.18%	0.18%

Total Annual Fund Operating Expenses after Expense Reimbursement	1.20%	1.95%	1.95%	0.95%

1.
For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.

2.
5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
4.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$617	$900	$1,204	$2,065

Class B Shares

Assuming Redemption	$698	$951	$1,330	$2,261

Assuming No Redemption	$198	$651	$1,130	$2,261

Class C Shares

Assuming Redemption	$298	$651	$1,130	$2,453

Assuming No Redemption	$198	$651	$1,130	$2,453

Institutional Shares	$97	$342	$607	$1,363


9

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.


Principal Investment Strategies
Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of growth companies.

The Adviser considers growth companies to be those companies that, in the opinion of the Adviser, offer excellent prospects for consistent, above-average revenue and earnings growth, improving profit trends, and positive investor sentiment coupled with solid operating momentum. The Adviser generally looks for companies with a strong record of earnings growth and considers the company’s current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $2 billion.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of its total assets in convertible securities which, at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor’s or in the Baa major rating category or higher by Moody’s or their unrated equivalents.

The Fund seeks to outperform the Russell 1000® Growth Index over rolling five-year periods. The Russell 1000 Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Adviser believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Adviser uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Adviser uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on strong fundamental growth, better than average valuation characteristics, and strong financial condition and characteristics.


The Adviser also utilizes a strict sell discipline and may consider selling a security when: it believes that the security has become overvalued or less attractive; there is deterioration in a company’s fundamentals, management, or financial reporting; one of the Fund’s holdings has exceeded the Adviser’s position weighting; or a company’s relative strength falls below the Adviser’s target.

The Fund may engage in securities lending.
The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 1000 Growth Index and monitoring risk statistics relative to the Russell 1000 Growth Index. The Adviser also relies on intensive research and believes that security selection will be the main source of active risk.


When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Convertible Securities Risk. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.
Dividend Securities Risk.   Stocks that pay regular dividends provide investors some return on their investment to an extent supporting the stock’s price even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

Equity Securities Risk.   The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Growth Securities Risk.   Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Income Risk. Decreasing interest rates may cause the Fund’s income to decline.
Investment Discretion Risk.   There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Large and Medium-Sized Company Risk.   Larger, more established companies tend to operate in mature markets, which present less robust growth prospects. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences. Stocks

10

of medium-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because medium-sized companies generally do not have the financial resources that larger companies have.

Market and Regulatory Risk.   Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Securities Lending Risk.   The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Turnover Risk.   Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Calendar Year

Best quarter:	Q4 2001	19.24%
Worst quarter:	Q4 2008	-22.70%
Year to Date Return (1/1/11 to 9/30/11):		-6.45%

AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Past
(for periods ended December 31, 2010)	Date	Year	5 Years	10 Years

Class A Shares (with 5.00% sales charge)	11/20/92

Return Before Taxes		7.64%	2.12%	-1.23%

Return After Taxes on Distributions		7.64%	1.34%	-1.68%

Return After Taxes on Distributions and Sale of Fund Shares		4.97%	1.63%	-1.15%

Class B Shares (with applicable Contingent Deferred Sales Charge)	10/11/00

Return Before Taxes		7.40%	2.06%	-1.32%

Class C Shares (with applicable Contingent Deferred Sales Charge)	4/25/96

Return Before Taxes		12.41%	2.39%	-1.48%

Institutional Shares	8/11/98

Return Before Taxes		13.63%	3.44%	-0.47%

Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)		16.71%	3.75%	0.02%

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

Portfolio Manager
Amy Denn, FTAM Director of Large Cap Growth Strategies, Portfolio Manager of the Fund since November 2006.

The Fifth Third Quality Growth Fund is managed by a team of investment professionals. Amy Denn is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Ms. Denn is assisted in managing the Fund by Jon Fisher, CFA, and Mark Demos, CFA.


11

Ms. Denn and Mr. Fisher have served the Fund since November 2006; and Mr. Demos has served the Fund since January 2007.

Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next net asset value after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.


For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds,
c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

12

Fifth Third Dividend Growth Fund - Summary

Investment Objective
Long-term capital appreciation.

Fees and Expenses of the Fund
 The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	0.80%	0.80%	0.80%	0.80%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	2.52%	2.53%	2.77%	2.51%

Total Annual Fund Operating Expenses	3.57%	4.33%	4.32%	3.31%

Fee Waiver and/or Expense Reimbursement[4]	2.59%	2.60%	2.59%	2.58%

Total Annual Fund Operating Expenses after Expense Reimbursement	0.98%	1.73%	1.73%	0.73%


1.
For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.

2.
5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
4.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$595	$1,312	$2,049	$3,985

Class B Shares

Assuming Redemption	$676	$1,377	$2,190	$4,166

Assuming No Redemption	$176	$1,077	$1,990	$4,166

Class C Shares

Assuming Redemption	$276	$1,075	$1,986	$4,318

Assuming No Redemption	$176	$1,075	$1,986	$4,318

Institutional Shares	$75	$777	$1,503	$3,430


13

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.


Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund will normally concentrate its investments in a group of 50 to 75 stocks. The Fund is designed to provide long-term capital appreciation by investing at least 80% of its assets in high-quality companies with histories of rising earnings and dividends. The portfolio managers believe that high-quality companies have the potential to provide an increasing stream of income to shareholders and protect investment capital in down markets. In selecting suitable investments, the Adviser will attempt to find companies with a track record of consistent growth in earnings and dividends. The Fund may also invest up to 20% of its assets in attractive growth or attractive value companies and/or companies with a low price/earnings ratio that may or may not pay a dividend. The Adviser will focus on several key areas in implementing the Fund’s investment strategy.

The Adviser will typically employ quantitative screens to identify high-quality companies that meet market capitalization targets. The Adviser will evaluate widely-traded companies with market capitalizations greater than $2 billion – including large and some mid cap companies. Within this universe of companies, the Adviser will typically seek companies that are experiencing consistent earnings and dividend growth by searching for companies that have reported increased earnings and/or dividends over the last several reporting periods.

The Adviser will typically also rank each company based on the quality of earnings and dividends and the prospect for a continuation of earnings and dividends growth. The Adviser typically will employ screening tools that capture quantitative factors such as earnings and dividend quality rankings, earnings stability, and earnings and dividend growth – screening that is intended to aid in the identification of attractive new ideas warranting further consideration.

The Adviser will typically also conduct an analysis of company fundamentals and historical valuations. The Adviser will typically utilize a stock selection approach that is fundamentally based and focuses on issues related to the quality of management, product development, reputation, financial progress, business models, and enterprise risks.

The Fund’s disciplined approach will continue once a stock is purchased and the Adviser will closely monitor risk factors of the portfolio and seek to control risk by adjusting sector weights and diversifying the portfolio as it deems appropriate.

The Adviser will typically also employ a consistent sell strategy. If a stock that was chosen for the portfolio no longer meets the pre-established parameters described above, or if another company is identified to have greater fundamental potential, the stock may be sold.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Dividend Securities Risk.   Stocks that pay regular dividends provide investors some return of their investment, to an extent supporting the stock’s price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

Equity Securities Risk.   The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Growth Securities Risk.   Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Investment Discretion Risk.   There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Larger Company Risk.   Larger, more established companies tend to operate in mature markets, which often present less robust growth prospects. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Market and Regulatory Risk.   Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

14

Medium-Sized Company Risk.   Stocks of medium-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because medium-sized companies generally do not have the financial resources that larger companies have.

Securities Lending Risk.   The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Turnover Risk.   Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

Value Securities Risk.   Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Calendar Year

Best quarter:	Q4 2003	12.70%
Worst quarter:	Q4 2008	-23.05%
Year to Date Return (1/1/11 to 9/30/11):		-7.24%

AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Past
(for periods ended December 31, 2010)	Date	Year	5 Years	10 Years

Class A Shares (with 5.00% sales charge)	3/4/85

Return Before Taxes		6.11%	0.90%	-2.88%

Return After Taxes on Distributions		5.93%	0.43%	-3.11%

Return After Taxes on Distributions and Sale of Fund Shares		4.19%	0.51%	-2.52%

Class B Shares (with applicable Contingent Deferred Sales Charge)	10/11/00

Return Before Taxes		5.83%	0.77%	-3.04%

Class C Shares (with applicable Contingent Deferred Sales Charge)	3/9/98

Return Before Taxes		10.88%	1.14%	-3.15%

Institutional Shares	8/11/98

Return Before Taxes		11.94%	2.16%	-2.16%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)		15.06%	2.29%	1.41%


After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may

differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

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Portfolio Manager
Peter Kwiatkowski, CFA, FTAM Director of Growth and Income Strategies, Portfolio Manager of the Fund since August 2005.
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15

The Fifth Third Dividend Growth Fund is managed by a team of investment professionals. Peter Kwiatkowski, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Kwiatkowski is assisted in managing the Fund by Amy Denn and Dan Popowics, CFA. Mr. Kwiatkowski has served the Fund since August 2005; Ms. Denn has served the Fund since March 2009; and Mr. Popowics has served the Fund since August 2009.


Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next net asset value after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

16

Fifth Third Micro Cap Value Fund - Summary

Investment Objective
Capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	1.00%	1.00%	1.00%	1.00%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	0.71%	0.71%	0.96%	0.71%

Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%

Total Annual Fund Operating Expenses	1.98%	2.73%	2.73%	1.73%

Fee Waiver and/or Expense Reimbursement[4]	0.36%	0.36%	0.36%	0.36%

Total Annual Fund Operating Expenses after Expense Reimbursement	1.62%	2.37%	2.37%	1.37%


1.

For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.

2.

5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
4.

Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years

Class A Shares	$656	$1,056	$1,481	$2,661

Class B Shares

Assuming Redemption	$740	$1,112	$1,611	$2,851

Assuming No Redemption	$240	$812	$1,411	$2,851

Class C Shares

Assuming Redemption	$340	$812	$1,411	$3,032

Assuming No Redemption	$240	$812	$1,411	$3,032

Institutional Shares	$139	$509	$903	$2,008


17

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies contained within the Russell Microcap® Value Index, or companies with similar size characteristics. As of September 30, 2011, the market capitalization of companies included in the Russell Microcap Value Index ranged from $11 million to $635 million. As of September 30, 2011, the average market capitalization range for companies contained within the Russell Microcap Value Index was approximately $236 million and the median market capitalization was approximately $130 million. Equity securities consist of common stock and securities convertible into common stock.


The Fund seeks to provide broad exposure to micro cap domestic equities and seeks to outperform the Russell Microcap Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and management, among other indicators. Ideally, after filtering out companies that do not meet the Adviser’s criteria above, the Adviser looks for companies that have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund’s holdings has performed well and reached or approached the Adviser’s price target; a company fails to pass the Adviser’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which will typically include: maintaining minimum and maximum sector weightings relative to the Russell Microcap Value Index; monitoring risk statistics relative to the Russell Microcap Value Index; and monitoring trade volume.

The Fund may engage in securities lending. The Fund may also invest up to 10% of its assets in foreign securities.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Convertible Securities Risk. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.
Equity Securities Risk.   The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Foreign Investment Risk.   Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates.

Investment Discretion Risk.   There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Market and Regulatory Risk.   Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance.Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Micro Cap Company Risk.   Stocks of micro cap companies may be very sensitive to changing economic conditions and market downturns because micro cap companies often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.

Securities Lending Risk.   The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

18

Value Securities Risk.   Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price- to-earnings ratios and price-to-book ratios. Investments in value- oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website,http://fifththirdfunds.com/performance, or by calling 800-282-5706.

Best quarter:	Q2 2009		32.54%
Worst quarter:	Q4 2008	-	27.89%
Year to Date Return (1/1/11 to 9/30/11):		-	17.33%

AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Past
(for periods ended December 31, 2010)[1]	Date	Year	5 Years	10 Years

Class A Shares (with 5.00% sales charge)	8/13/01

Return Before Taxes		23.77%	3.05%	11.42%

Return After Taxes on Distributions		23.77%	0.80%	9.41%

Return After Taxes on Distributions and Sale of Fund Shares		15.45%	2.17%	9.78%

Class B Shares (with applicable Contingent Deferred Sales Charge)	8/13/01

Return Before Taxes		24.25%	3.12%	11.45%

Class C Shares (with applicable Contingent Deferred Sales Charge)	8/13/01

Return Before Taxes		29.15%	3.33%	11.30%

Institutional Shares	2/1/98

Return Before Taxes		30.59%	4.39%	12.26%

Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)		24.50%	3.52%	8.42%

Russell Microcap® Value Index (reflects no deductions for fees, expenses or taxes)		28.35%	0.76%	9.79%


[1]

For the period prior to October 22, 2001, the quoted performance of the Fifth Third Micro Cap Value Fund Institutional Shares reflects the performance of the Maxus Aggressive Value Fund with an inception date of February 1, 1998. The inception date for the Micro Cap Value Fund Class A, Class B and Class C Shares is August 13, 2001. The performance figures for Class A Shares for periods prior to such date represent the performance of the Fifth Third/Maxus Aggressive Value Fund Institutional Shares with an inception date of February 1, 1998 and are adjusted for the maximum sales charge. The performance figures for Class B and Class C Shares for periods prior to such date represent the performance of the Fifth Third/Maxus Aggressive Value Fund Investor Shares with an inception date of February 1, 1998 and are adjusted for expenses and applicable sales charges.



After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to

investors holding shares through tax-deferred programs, such as IRA or 401(k)plans.

Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

Portfolio Manager
Eric J. Holmes, CFA, FTAM Director of Small Cap Value and Micro Cap Value Strategies, Portfolio Manager of the Fund since April 2005.

19


The Fifth Third Micro Cap Value Fund is managed by a team of investment professionals. Eric J. Holmes, CFA is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Holmes is assisted in managing the Fund by Craig P. Nedbalski, CFA and Michael Barr, CFA. Mr. Holmes has been the Fund’s portfolio manager since April 2005, and has served the Fund since February 2003; Mr. Nedbalski has served the Fund since January 2010; and Mr. Barr has served the Fund since September 2011.


Purchases and Sales of Fund Shares

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.


You may sell your shares on days when the Fund is open for business. Your sales price will be the next net asset value after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.


For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

20

Fifth Third Small Cap Value Fund - Summary

Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	0.90%	0.90%	0.90%	0.90%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	0.45%	0.45%	0.70%	0.45%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.61%	2.36%	2.36%	1.36%

Fee Waiver and/or Expense Reimbursement[4]	0.40%	0.40%	0.40%	0.40%

Total Annual Fund Operating Expenses after Expense Reimbursement	1.21%	1.96%	1.96%	0.96%


1.	For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.
2.	5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
4.

Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years

Class A Shares	$617	$945	$1,295	$2,282

Class B Shares

Assuming Redemption	$699	$998	$1,423	$2,476

Assuming No Redemption	$199	$698	$1,223	$2,476

Class C Shares

Assuming Redemption	$299	$698	$1,223	$2,664

Assuming No Redemption	$199	$698	$1,223	$2,664

Institutional Shares	$98	$391	$706	$1,599


21

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000® Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. As of September 30, 2011, the market capitalization of companies included in the Russell 2000 Value Index ranged from $24 million to $6.2 billion. As of September 30, 2011, the average market capitalization of companies included in the Russell 2000 Value Index was approximately $928 million and the median market capitalization was $349 million. Equity securities consist of common stock and securities convertible into common stock.


The Fund seeks to outperform the Russell 2000 Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund’s holdings has performed well and reached or approached the Adviser’s price target; a company fails to pass the Adviser’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.


The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 2000 Value Index and monitoring risk statistics relative to the Russell 2000 Value Index.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Equity Securities Risk.   The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Investment Discretion Risk.   There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Market and Regulatory Risk.   Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Smaller Company Risk.   Stocks of smaller companies are more sensitive to the risks associated with equity securities and therefore may be subject to greater share price fluctuations than companies with larger capitalizations. Also, securities of these smaller companies are often less liquid than securities of larger companies, thus possibly limiting the ability of the Fund to dispose of such securities when the Adviser deems it desirable to do so.

Securities Lending Risk.   The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Turnover Risk.   Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

Value Securities Risk. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in

22

value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Calendar Year

Best quarter:	Q2 2009	26.20%
Worst quarter:	Q4 2008	-27.57%
Year to Date Return (1/1/11 to 9/30/11):		-14.48%

AVERAGE ANNUAL RETURNS	Inception	Past	Past	Since
(for periods ended December 31, 2010)	Date	Year	5 Years	Inception

Class A Shares (with 5.00% sales charge)	4/1/03

Return Before Taxes		13.65%	3.22%	9.45%

Return After Taxes on Distributions		13.62%	1.94%	7.62%

Return After Taxes on Distributions and Sale of Fund Shares		8.91%	2.26%	7.41%

Class B Shares (with applicable Contingent Deferred Sales Charge)	4/1/03

Return Before Taxes		13.70%	3.16%	9.36%

Class C Shares (with applicable Contingent Deferred Sales Charge)	4/1/03

Return Before Taxes		18.70%	3.48%	9.34%

Institutional Shares	4/1/03

Return Before Taxes		19.88%	4.54%	10.46%

Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		24.50%	3.52%	8.42%


After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)
Portfolio Manager
Eric J. Holmes, CFA, FTAM Director of Small Cap Value and Micro Cap Value Strategies, Portfolio Manager of the Fund since September 2011.

The Fifth Third Small Cap Value Fund is managed by a team of investment professionals. Eric J. Holmes, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Holmes is assisted in managing the Fund by Craig P. Nedbalski, CFA; and Michael Barr, CFA. Mr. Holmes has served the Fund since April 2003; Mr. Nedbalski has served the Fund since January 2010; and Mr. Barr has served the Fund since September 2011.


Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500.

23

Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next net asset value after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.


For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

24

Fifth Third All Cap Value Fund - Summary

Investment Objective
High level of total return (using a combination of capital appreciation and income).

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	1.00%	1.00%	1.00%	1.00%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	0.45%	0.45%	0.70%	0.45%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.71%	2.46%	2.46%	1.46%

Fee Waiver and/or Expense Reimbursement[4]	0.60%	0.60%	0.60%	0.60%

Total Annual Fund Operating Expenses after Expense Reimbursement	1.11%	1.86%	1.86%	0.86%


1.

For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.

2.

5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
4.

Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$607	$955	$1,327	$2,368

Class B Shares

Assuming Redemption	$689	$1,009	$1,456	$2,562

Assuming No Redemption	$189	$709	$1,256	$2,562

Class C Shares

Assuming Redemption	$289	$709	$1,256	$2,749

Assuming No Redemption	$189	$709	$1,256	$2,749

Institutional Shares	$88	$403	$741	$1,694


25

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.


Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies of all capitalizations. Equity securities in which the Fund invests consist of common stock and securities convertible into common stock of companies with market capitalizations of any size.

The Fund seeks to outperform the Russell 3000® Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Adviser may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, review of purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund’s holdings has performed well and reached or approached the Adviser’s price target; a company fails to pass the Adviser’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 3000 Value Index and monitoring risk statistics relative to the Russell 3000 Value Index.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Convertible Securities Risk. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Equity Securities Risk.   The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Investment Discretion Risk.   There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Market and Regulatory Risk.   Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Securities Lending Risk.   The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Smaller Company Risk.   Stocks of smaller companies are more sensitive to the risks associated with equity securities and therefore may be subject to greater share price fluctuations than companies with larger capitalizations. Also, securities of these smaller companies are often less liquid than securities of larger companies, thus possibly limiting the ability of the Fund to dispose of such securities when the Adviser deems it desirable to do so.

Value Securities Risk.   Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

26

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad- based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q2 2003		23.06%
Worst quarter:	Q4 2008	-	24.57%
Year to Date Return (1/1/11 to 9/30/11):		-	15.76%

AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Past
(for periods ended December 31, 2010)[1]	Date	Year	5 Years	10 Years

Class A Shares (with 5.00% sales charge)	8/13/01

Return Before Taxes		9.46%	0.00%	4.58%

Return After Taxes on Distributions		9.30%	-1.63%	3.36%

Return After Taxes on Distributions and Sale of Fund Shares		6.34%	-0.26%	3.76%

Class B Shares (with applicable Contingent Deferred Sales Charge)	8/13/01

Return Before Taxes		9.44%	0.00%	4.55%

Class C Shares (with applicable Contingent Deferred Sales Charge)	8/13/01

Return Before Taxes		14.33%	0.25%	4.39%

Institutional Shares	4/1/99

Return Before Taxes		15.55%	1.27%	5.40%

Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		16.23%	1.45%	3.63%

Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)		24.75%	4.08%	8.07%


[1]

For the period prior to August 13, 2001, the quoted performance of the All Cap Value Fund Institutional Shares reflects the performance of the Fifth Third/Maxus Equity Fund Institutional Shares with an inception date of April 1, 1999. The inception date for the Class A, Class B and Class C Shares is August 13, 2001. Prior to such date, the quoted performance for Class A, Class B and Class C Shares reflects the performance of the Fifth Third/Maxus Equity Fund Investor Shares and is adjusted to reflect expenses and applicable sales charges.



After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may

differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k)plans.

Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

Portfolio Manager
Peter M. Klein, CFA, FTAM Director of Value Strategies, Portfolio Manager of the Fund since January 2003.

27


The Fifth Third All Cap Value Fund is managed by a team of investment professionals. Peter M. Klein, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Klein is assisted in managing the large and mid capitalization portion of the Fund by Mary Jane Matts, CFA; Scott G. Richter, CFA; and Ted Y. Moore, CFA. Ms. Matts has assisted in managing the Fund since July 2005; Mr. Richter has assisted in managing the Fund since January 2007; and Mr. Moore has assisted in managing the Fund since June 2008. Mr. Klein is assisted in managing the small, mid, and micro capitalization portion of the Fund by Eric J. Holmes, CFA; Craig P. Nedbalski, CFA; and Michael Barr, CFA. Mr. Holmes has assisted in managing the Fund since February 2003; Mr. Nedbalski has assisted in managing the Fund since January 2010; and Mr. Barr has assisted in managing the Fund since September 2011.


Purchases and Sales of Fund Shares

The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.


You may sell your shares on days when the Fund is open for business. Your sales price will be the next net asset value after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your

shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

28

Fifth Third Disciplined Large Cap Value Fund - Summary

Investment Objective
Long-term capital appreciation with current income as a secondary objective.

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.


SHAREHOLDER FEES	Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES	Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	0.80%	0.80%	0.80%	0.80%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	0.29%	0.29%	0.54%	0.29%

Total Annual Fund Operating Expenses	1.34%	2.09%	2.09%	1.09%

Fee Waiver and/or Expense Reimbursement[4]	0.34%	0.34%	0.34%	0.34%

Total Annual Fund Operating Expenses after Expense Reimbursement	1.00%	1.75%	1.75%	0.75%


1.
For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.

2.
5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
4.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$597	$872	$1,168	$2,008

Class B Shares

Assuming Redemption	$678	$923	$1,294	$2,205

Assuming No Redemption	$178	$623	$1,094	$2,205

Class C Shares

Assuming Redemption	$278	$623	$1,094	$2,397

Assuming No Redemption	$178	$623	$1,094	$2,397

Institutional Shares	$77	$314	$570	$1,303


29

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are defined as those companies included in the Russell 1000® Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. As of September 30, 2011, the market capitalization of companies included in the Russell 1000 Value Index ranged from $721 million to $357.8 billion. As of September 30, 2011,the average market capitalization of companies included in the Russell 1000 Value Index was approximately $66.5 billion and the median market capitalization was approximately $4.1 billion.


The Fund seeks to outperform the Russell 1000 Value Index over a long-term investment horizon. The Adviser seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, price to dividend and price to sales). The Adviser also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Adviser may consider selling a security when it performs well and reaches its price target, when a lower price target results from a reassessment of a company’s fundamentals, when a more attractive stock is identified or when the integrity of financial reporting becomes suspect.

The Adviser will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 1000 Value Index and monitoring risk statistics relative to the Russell 1000 Value Index.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Equity Securities Risk.   The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Investment Discretion Risk.   There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Larger Company Risk.   Larger, more established companies tend to operate in mature markets, which often present less robust growth prospects. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Market and Regulatory Risk.   Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Securities Lending Risk.   The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Value Securities Risk.   Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

30

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional Shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional Shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q2 2003	18.93%
Worst quarter:	Q4 2008	-22.70%
Year to Date Return (1/1/11to 9/30/11):		-14.62%

AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Past
(for periods ended December 31, 2010)	Date	Year	5 Years	10 Years

Class A Shares (with 5.00% sales charge)	1/27/97

Return Before Taxes		7.55%	0.24%	2.02%

Return After Taxes on Distributions		7.28%	-1.02%	0.79%

Return After Taxes on Distributions and Sale of Fund Shares		5.19%	-0.11%	1.32%

Class B Shares (with applicable Contingent Deferred Sales Charge)	10/11/00

Return Before Taxes		7.34%	0.21%	1.95%

Class C Shares (with applicable Contingent Deferred Sales Charge)	1/27/97

Return Before Taxes		12.34%	0.51%	1.76%

Institutional Shares	8/11/98

Return Before Taxes		13.44%	1.51%	2.80%

Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)		15.51%	1.28%	3.26%


After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

Portfolio Manager
Mary Jane Matts, CFA, FTAM Director of Large Cap Value Strategies, Portfolio Manager of the Fund since July 2005.
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
The Fifth Third Disciplined Large Cap Value Fund is managed by a team of investment professionals. Mary Jane Matts, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Ms. Matts is assisted in managing the Fund by Scott G. Richter, CFA, and Ted Y. Moore, CFA. Ms. Matts has served the Fund since July 2005; Mr. Richter has served the Fund since January 2007; and Mr. Moore has served the Fund since June 2008.

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Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

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You may sell your shares on days when the Fund is open for business. Your sales price will be the next net asset value after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.


31

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

32

Fifth Third Structured Large Cap Plus Fund - Summary

Investment Objective
Long-term capital appreciation with current income as a secondary objective.

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Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

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
SHAREHOLDER FEES	Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES	Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	0.70%	0.70%	0.70%	0.70%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses

Dividend Expenses on Short Sales and Interest Expense	0.59%	0.59%	0.60%	0.59%

Remainder of other Expenses	0.41%	0.41%	0.65%	0.41%

Total other expenses	1.00%	1.00%	1.25%	1.00%

Total Annual Fund Operating Expenses	1.95%	2.70%	2.70%	1.70%

Fee Waiver and/or Expense Reimbursement[4]	0.27%	0.27%	0.26%	0.27%

Total Annual Fund Operating Expenses after Expense Reimbursement	1.68%	2.43%	2.44%	1.43%


1.
For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.

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2.
5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
4.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. The expense limitation (which excludes expenses for dividends on securities sold short which are included in Other Expenses) for Class A, Class B, Class C and Institutional shares is 1.09%, 1.84%, 1.84% and 0.84%, respectively. Because dividend expenses on short sales are excluded from the expense limitation, Net Expenses exceeded the applicable expense limitation by the amounts of dividend expenses on short sales. Net expenses for Class A, Class B, Class C and Institutional shares are 1.68%, 1.43%, 2.44% and 1.43%, respectively. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

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
Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$663	$1,059	$1,479	$2,646

Class B Shares

Assuming Redemption	$747	$1,115	$1,609	$2,837

Assuming No Redemption	$247	$815	$1,409	$2,837

Class C Shares

Assuming Redemption	$348	$816	$1,410	$3,018

Assuming No Redemption	$248	$816	$1,410	$3,018

Institutional Shares	$146	$510	$900	$1,991

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33

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 198% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are defined as U.S. companies included in the Standard & Poor’s 500 Composite Stock Price Index® (“S&P 500”) and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. As of September 30, 2011, the market capitalization of companies included in the S&P 500 Index ranged from $72 million to $353.4 billion. As of September 30, 2011, the average market capitalization of companies included in the S&P 500 was approximately $20.6 billion and the median market capitalization was approximately $9.42 billion.

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In managing the Fund, the Adviser adheres to a disciplined, quantitative process for stock selection and portfolio construction. The Adviser first uses a proprietary multi-factor model to rank stocks, both across the Fund’s remaining investment universe and on a sector-specific basis and then screens out those companies facing financial distress. The Adviser ranks each stock on the basis of, among other things, valuation factors, earnings quality, financial discipline, and investor sentiment. The Adviser believes such factors denote long-term success.

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The Fund may sell securities short, as described below. “Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the S&P 500 as well as relative to traditional strategies which do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s Adviser expects to underperform and enables the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

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The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). The Fund’s long positions and their equivalents will generally range between 100% and 150% of the value of the Fund’s net assets. The Fund’s short positions will generally range between 0% and 50% of the value of the Fund’s net assets. While the long and short positions held by the Fund will generally vary in size as market opportunities change, the Fund will generally target long positions of 130%, and short positions of 30%, of the value of the Fund’s net assets. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

One way the Fund may take a short position is by selling a security short. When the Fund sells a security short, it borrows the security from a lender and then sells it to a third party. To complete or close the short transaction, the Fund must acquire the same security in the market and return it to the lender. If the Fund can close the transaction by buying the security at a price lower than the price paid by the third party, a profit results; however, if the price rises, a loss occurs. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of the short sale to purchase additional securities or for any other Fund purpose. When the Fund does this, it is required to pledge replacement collateral as security to the broker, and may use securities it owns to meet any such collateral obligations.

Another way the Fund may take either a long or short position in equity securities is through the use of derivatives on these securities. In particular, the Fund may use equity swaps to establish long and short equity positions without owning or taking physical custody of the securities involved. An equity swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities or security index during the period of the swap. The payments based on the reference asset may be adjusted for transaction costs, interest payments, the amount of dividends paid on the reference asset or other economic factors.

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The Adviser may sell a stock if its model score deteriorates significantly, it becomes financially distressed, or the model has not yet reflected market developments (such as accounting irregularities, large deterioration in sentiment, etc.). A position may also be sold for risk management purposes (i.e., to reduce stock/industry/sector risk, lock in acquisition-related price gap, etc.). In addition, the Adviser may sell a stock for portfolio rebalances (approximately monthly) and intra-rebalance trades (ad hoc). Stocks that are sold are generally replaced with stocks that are attractive based on proprietary rankings and that contribute favorably to the risk exposures of the entire portfolio. Risk exposure is actively managed through portfolio construction. The Adviser typically seeks to monitor and control the Fund’s industry sector weightings and the Fund’s exposure to individual equity securities, allowing these to differ only moderately from the industry sector weightings and position weightings of the S&P 500. By doing so, the Adviser seeks to limit the Fund’s volatility to that of the overall market, as represented by the S&P 500.

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When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

34

Counterparty Risk.   A financial institution or other counterparty with whom the Fund does business (such as trading or securities lending), or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of other assets to the Fund.

Derivatives Risk.   Derivatives may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Equity Securities Risk.   The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Growth Securities Risk.   Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Investment Discretion Risk.   There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Larger Company Risk.   Stocks of larger, more established companies tend to operate in mature markets, which often are very competitive with less robust growth prospects. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Market and Regulatory Risk.   Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Short Selling Risk.   The Fund’s investment strategy involves more risk than those of other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund. The Fund will have substantial short positions and must borrow securities to make delivery to the buyer of those securities. The Fund may not always be able to borrow a security it wants to sell short.

The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at a disadvantageous price. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain. In addition, taking short positions in securities and investing in derivatives each result in a form of leverage. Leverage involves special risks. There is no assurance that the Fund will leverage its portfolio or, if it does, that the Fund’s leveraging strategy will be successful.

Turnover Risk.   Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

Value Securities Risk.   Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Investments in value-oriented securities may expose the Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Calendar Year

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Best quarter:	Q3 2009	15.24%
Worst quarter:	Q4 2008	-30.55%
Year to Date Return (1/1/11 to 9/30/11):		-2.52%
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35

AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past 5	Past 10
(for periods ended December 31, 2010)[1]	Date	Year	Years	Years

Class A Shares (with 5.00% sales charge)	12/1/92

Return Before Taxes		8.57%	-4.44%	-2.56%

Return After Taxes on Distributions		8.37%	-4.78%	-3.00%

Return After Taxes on Distributions and Sale of Fund Shares		5.80%	-3.87%	-2.29%

Class B Shares (with applicable Contingent Deferred Sales Charge)	10/29/01

Return Before Taxes		8.47%	-4.54%	-2.64%

Class C Shares (with applicable Contingent Deferred Sales Charge)	10/29/01

Return Before Taxes		13.32%	-4.22%	-2.82%

Institutional Shares	11/2/92

Return Before Taxes		14.59%	-3.24%	-1.83%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		16.10%	2.59%	1.83%

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
[1]
For the period prior to October 29, 2001, the quoted performance of the Structured Large Cap Plus Fund Institutional Shares reflects the performance of the Kent Growth and Income Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the quoted performance for the Class A Shares reflects performance of the Kent Growth and Income Fund Investment Shares, with an inception date of December 1, 1992, adjusted for maximum sales charge. The inception date of Class B and Class C Shares is October 29, 2001. The quoted performance of Class B and Class C Shares reflects the performance of the Institutional Shares with an inception date of November 2, 1992, adjusted for expenses and applicable sales charges.


After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

Portfolio Manager
Mark Koenig, CFA, FTAM Managing Director of Structured Products, Portfolio Manager of the Fund since February 2005.

The Fifth Third Structured Large Cap Plus Fund is managed by a team of investment professionals. Mark Koenig, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Koenig is assisted in managing the Fund by Michael P. Wayton, CFA, and Samrat Bhattacharya, Ph.D. Messrs. Koenig and Wayton have served the Fund since February 2005, and Dr. Bhattacharya has served the Fund since November 2007.

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Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next net asset value after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.


For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

36

Fifth Third Equity Index Fund - Summary

Investment Objective
 Long-term capital appreciation with current income as a secondary objective.

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Fees and Expenses of the Fund
 The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES				Institutional	Select	Preferred	Trust
(fees paid directly from your investment)	Class A	Class B	Class C	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None	None	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None	None	None	None

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Institutional Shares	Select Shares	Preferred Shares	Trust Shares

Management Fees	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None	None	None	None

Other Expenses	0.29%	0.29%	0.54%	0.29%	0.37%	0.44%	0.54%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	0.85%	1.60%	1.60%	0.60%	0.68%	0.75%	0.85%

Fee Waiver and/or Expense Reimbursement[4]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%

Total Annual Fund Operating Expenses after Expense Reimbursement	0.45%	1.20%	1.20%	0.20%	0.28%	0.35%	0.45%

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
1.
For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospects.

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2.
5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
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4.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

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Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years

Class A Shares	$543	$718	$908	$1,457

Class B Shares

Assuming Redemption	$622	$765	$1,031	$1,660

Assuming No Redemption	$122	$465	$831	$1,660

Class C Shares

Assuming Redemption	$222	$465	$831	$1,862

Assuming No Redemption	$122	$465	$831	$1,862

Institutional Shares	$20	$151	$294	$709

Select Shares	$28	$176	$337	$805

Preferred Shares	$36	$199	$377	$890

Trust Shares	$46	$230	$430	$1,007

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37

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

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Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise an equity index. The Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor’s 500 Composite Stock Price Index® (“S&P 500”)*. The Adviser attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund’s expenses. Several factors may affect the Fund’s ability to exactly track the S&P 500’s performance, including the timing of purchases and redemptions, changes in securities markets, and changes in the size of the Fund.

Although the Fund’s investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of securities to changes in the index. Specifically, the portfolio managers may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Fund may engage in securities lending.

The Adviser may hedge cash balances with derivative securities or exchange-traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.
Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Derivatives Risk.   Derivatives may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Equity Securities Risk.   The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Index Investing Risk.   Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index’s performance. The Fund may purchase, retain and sell securities at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.

Market and Regulatory Risk.   Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Securities Lending Risk.   The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

* S&P 500 is a registered service mark of Standard & Poor’s, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

38

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C, Institutional, Preferred, Select and Trust shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C, Institutional, Preferred, Select and Trust shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

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Best quarter:	Q2 2009		15.85%
Worst quarter:	Q4 2008	-	21.85%
Year to Date Return (1/1/11 to 9/30/11):			-8.95%
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AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Past
(for periods ended December 31, 2010)[1]	Date	Year	5 Years	10 Years

Class A Shares (with 5.00% sales charge)	11/25/92

Return Before Taxes		8.97%	0.90%	0.45%

Return After Taxes on Distributions		8.13%	0.25%	-0.12%

Return After Taxes on Distributions and Sale of Fund Shares		6.79%	0.46%	0.07%

Class B Shares (with applicable Contingent Deferred Sales Charge)	10/29/01

Return Before Taxes		8.88%	0.81%	0.36%

Class C Shares (with applicable Contingent Deferred Sales Charge)	10/29/01

Return Before Taxes		13.69%	1.14%	0.19%

Institutional Shares	11/2/92

Return Before Taxes		15.03%	2.21%	1.22%

Preferred Shares	10/17/03

Return Before Taxes		14.82%	2.04%	1.06%

Select Shares	10/17/03

Return Before Taxes		14.89%	2.12%	1.14%

Trust Shares	10/17/03

Return Before Taxes		14.74%	1.95%	0.97%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%

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[1]

For the period prior to October 29, 2001, the quoted performance of the Fifth Third Equity Index Fund Institutional Shares reflects the performance of the Kent Index Equity Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the quoted performance for the Class A Shares reflects the performance of the Kent Index Equity Fund Investment Shares, with an inception date of November 25, 1992, adjusted for the maximum sales charge. Prior to October 29, 2001, the quoted performance of Class B and Class C reflects performance of the Institutional Shares with an inception date of November 2, 1992, adjusted for expenses and applicable sales charges. Prior to October 17, 2003, the quoted performance of the Select, Preferred and Trust Shares reflects performance of the Institutional Shares adjusted for expenses.

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After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to

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investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

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Portfolio Managers

Michael Wayton, CFA, FTAM Structured Products Portfolio Manager, Lead Portfolio Manager of the Fund since February 2005 Mark Koenig, CFA, FTAM Managing Director of Structured Products, Portfolio Manager of the Fund since February 2005.

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39


The Fifth Third Equity Index Fund is managed by a team of investment professionals. Mike Wayton, CFA, is the Fund’s lead portfolio manager and Mark Koenig, CFA, is a portfolio manager and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Wayton and Koenig are assisted in managing the Fund by Zhiqiang Sun, Ph.D. Messrs. Wayton and Koenig have served the Fund since February 2005; and Dr. Sun has served the Fund since November 2010.

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Purchases and Sales of Fund Shares

The minimum initial investment in Class A shares or Class C shares of the Fund is $1,000. The minimum initial investment in Institutional shares of the Fund is $5,000,000. The minimum initial investment in Preferred shares of the Fund is $500,000. The minimum initial investment in Select shares of the Fund is $1,000,000. The minimum initial investment in Trust shares of the Fund is $100,000 (this minimum may be waived for Trust shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.—Institutional Investment Division and their affiliates). The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

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You may sell your shares on days when the Fund is open for business. Your sales price will be the next net asset value after your sell order is received by the Fund, its transfer agent, or other

servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

40

Fifth Third International Equity Fund - Summary

Investment Objective
 Long-term capital appreciation.

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Fees and Expenses of the Fund
 The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.
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
SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	1.00%	1.00%	1.00%	1.00%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Interest Expense	0.01%	0.01%	0.01%	0.01%

Other Expenses	0.35%	0.35%	0.60%	0.35%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.62%	2.37%	2.37%	1.37%

Fee Waiver and/or Expense Reimbursement[4]	0.24%	0.24%	0.24%	0.24%

Total Annual Fund Operating Expenses after Expense Reimbursement	1.38%	2.13%	2.13%	1.13%

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1.
For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.

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2.
5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
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4.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

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Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years

Class A Shares	$633	$963	$1,315	$2,306

Class B Shares

Assuming Redemption	$716	$1,016	$1,443	$2,500

Assuming No Redemption	$216	$716	$1,243	$2,500

Class C Shares

Assuming Redemption	$316	$716	$1,243	$2,687

Assuming No Redemption	$216	$716	$1,243	$2,687

Institutional Shares	$115	$410	$727	$1,625

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41

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

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Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund’s portfolio are located in at least three countries other than the U.S.

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In managing the Fund, the Adviser adheres to a disciplined, quantitative (“bottom-up”) process for stock selection and portfolio construction. The Adviser begins with an investment universe comprising the membership of the Morgan Stanley Capital International Europe, Australasia, and Far East Index, Net (the “EAFE Index”). The Adviser may also consider international stocks which are not in the EAFE Index. The Adviser uses a quantitative multi-factor model to rank stocks in the investment universe. The primary considerations upon which the Adviser ranks each stock are based on growth, value, quality, technical and sentiment factors. The Adviser believes such factors denote long-term success, and thus attempts to build a portfolio of stocks that have these positive characteristics. Secondarily, the Adviser may also modify the proportion or weighting for certain countries and/or sectors (e.g., overweight, underweight or neutral) relative to the EAFE Index for investment by the Fund.

The Adviser may sell a stock if its model score deteriorates significantly, it becomes financially distressed, or the model has not yet reflected market developments (such as accounting irregularities, large deterioration in sentiment, etc.). A position may also be sold for risk management purposes (i.e., to reduce stock/industry/sector risk, lock in acquisition-related price gap, etc.). In addition, the Adviser may sell a stock for portfolio rebalances (approximately monthly) and intra-rebalance trades (ad hoc). Stocks that are sold are generally replaced with stocks that appear to be attractive based on the model’s rankings and that contribute favorably to the risk exposures of the entire portfolio. Risk exposure is actively managed through portfolio construction. The Adviser typically seeks to monitor and control the Fund’s country and industry weightings and the Fund’s exposure to individual equity securities, allowing these to differ only moderately from the country and industry weightings and the individual stock weightings of the EAFE Index. By doing so, the Adviser seeks to limit the Fund’s volatility to that represented by the EAFE Index.

The Fund may use various instruments that derive their values from those of specified securities, indices, currencies or other
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points of reference for both hedging and non-hedging purposes. Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and may not serve their intended purposes.

The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Derivatives Risk.   Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

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Equity Securities Risk.   The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

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Foreign Investment Risk.   Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates. Investments in foreign securities may be subject to foreign withholding or other taxes.

Geographic Concentration Risk.   Concentrating investments in a single country, a limited number of countries or particular geographic regions makes the Fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across countries.

42

Investment Discretion Risk.   There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Market and Regulatory Risk.   Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Securities Lending Risk.   The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Performance

The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

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Best quarter:	Q2 2009		24.57%
Worst quarter:	Q3 2008	-	21.83%
Year to Date Return (1/1/11 to 9/30/11):		-	17.38%
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
AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Past
(for periods ended December 31, 2010)	Date	Year	5 Years	10 Years

Class A Shares (with 5.00% sales charge)	8/18/94

Return Before Taxes		3.89%	0.00%	2.15%

Return After Taxes on Distributions		3.68%	-1.55%	1.11%

Return After Taxes on Distributions and Sale of Fund Shares		3.03%	-0.47%	1.46%

Class B Shares (with applicable Contingent Deferred Sales Charge)	10/11/00

Return Before Taxes		3.57%	0.02%	2.03%

Class C Shares (with applicable Contingent Deferred Sales Charge)	4/25/96

Return Before Taxes		8.46%	0.27%	1.85%

Institutional Shares	10/9/98

Return Before Taxes		9.58%	1.29%	2.89%

Morgan Stanley Capital International EAFE Index, Net
(reflects no deduction for fees, expenses or taxes)		7.75%	2.46%	3.50%

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
After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

Portfolio Manager
Mark Koenig, CFA, FTAM Managing Director of Structured Products, Portfolio Manager of the Fund since November 2007.

The Fifth Third International Equity Fund is managed by a team of investment professionals. Mark Koenig, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Koenig is assisted in managing the Fund by Zhiqiang Sun, Ph.D, and Helena Beltran-Lopez, Ph.D. Mr. Koenig and Dr. Sun have served the Fund since


43

November 2007; and Dr. Beltran-Lopez has served the Fund since November 2010.

Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next net asset value after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.


For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston

Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

44

Fifth Third Strategic Income Fund - Summary

Investment Objective
High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

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Fees and Expenses of the Fund
 The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	1.00%	1.00%	1.00%	1.00%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	0.36%	0.36%	0.61%	0.36%

Acquired Fund Fees and Expenses[4]	0.05%	0.05%	0.05%	0.05%

Total Annual Fund Operating Expenses[4]	1.66%	2.41%	2.41%	1.41%

Fee Waiver and/or Expense Reimbursement[5]	0.67%	0.67%	0.67%	0.67%

Total Annual Fund Operating Expenses after Expense Reimbursement	0.99%	1.74%	1.74%	0.74%

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
1.
For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.

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2.
5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

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4.
Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund’s contractual expense caps of 0.94%, 1.69%, 1.69% and 0.69% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund’s asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.

5.
Fifth Third Asset Management, Inc, the Fund’s Adviser and Administrator, has contractually agreed to waive and/or reimburse expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

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Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years

Class A Shares	$596	$936	$1,298	$2,316

Class B Shares

Assuming Redemption	$677	$988	$1,427	$2,513

Assuming No Redemption	$177	$688	$1,227	$2,513

Class C Shares

Assuming Redemption	$277	$688	$1,227	$2,700

Assuming No Redemption	$177	$688	$1,227	$2,700

Institutional Shares	$76	$381	$709	$1,637

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45

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

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Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as “closed-end funds”) having portfolios consisting primarily of income-producing securities. Debt securities in which the Fund may invest include, but are not limited to, U.S. government agency securities and variable or floating-rate instruments. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares.

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The Fund has the flexibility to respond to and attempt to anticipate economic and market trends. The Adviser seeks to provide value by investing in asset classes that appear to be attractive based on their risks and in companies with cheap (e.g., attractive price to cash flow ratio) cash flows in each asset class. The Adviser may invest in debt securities of any maturity, and will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities during periods when it believes interest rates will decline. The Adviser seeks to maximize risk-adjusted returns through fundamental research, quantitative modeling, and capital structure analysis. In performing this research and analysis, the Adviser reviews companies based on such factors as sales, assets, earnings, markets, and management, and the Adviser searches for companies with favorable debt-to-equity ratios. The Fund seeks returns by investing across a larger universe than traditional investment grade fixed income funds, and the Adviser believes that a low correlation between various asset classes leads to stability of expected returns.

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In selecting corporate debt securities for the Fund, the Adviser intends to invest principally in securities rated BBB or better by Standard & Poor’s, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Adviser to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor’s and/or (ii) unrated securities which, in the opinion of the Adviser, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor’s, sometimes referred to as “junk bonds,” are lower-rated securities and have speculative characteristics.

Investments may be made in any diversified closed-end income fund as long as the Fund’s total portfolio maintains no more than 20% of its assets in securities rated BB or lower. The Fund may consider closed-end funds as a “pass through” security, and will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% of its assets invested in securities rated BB or lower. Such closed-end funds may invest in debt and equity securities of United States or foreign issuers.

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The Fund may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. Dollar and a foreign currency involved in an underlying transaction. The Fund may enter into futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk.

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The Fund may engage in securities lending.

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The Adviser may consider selling one of the Fund’s holdings when: deterioration in a company’s strategic position, growth prospects, or financial reporting is detected; an individual security comprises too large a position in the portfolio; a company with declining financial fundamentals has risk volatility of more than one standard deviation in the Adviser’s proprietary credit risk model; a company’s valuations are no longer attractive; or a better opportunity arises.

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When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Closed-end Investment Company Risk.   Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount.

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Convertible Securities Risk. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.
Credit Risk.   The credit quality of the Fund’s securities can change rapidly in certain market environments, particularly during volatile markets and the default of a single holding could cause significant deterioration in net asset value. The issuer of a debt security may not meet its obligation to make principal and/or interest payments when they are due. The credit quality of a debt security can change unexpectedly and dramatically, which can cause volatility in the price of the debt security. Lower rated debt securities face higher credit risk. Even though certain debt securities may be collateralized that collateral may be insufficient to satisfy payment obligations and therefore losses still may occur.

Derivatives Risk.   Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Equity Securities Risk.   The prices of equity securities fluctuate based on changes in a company’s activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Fixed Income Securities Risk.   The risks of investing in debt securities include interest rate risk, which is the tendency of bond prices to fall when interest rates rise and credit risk, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Foreign Investment Risk.   Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates.

Interest Rate Risk.   Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund’s yield or the values of the Fund’s investments.

Investment Discretion Risk.   There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Market and Regulatory Risk.   Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

Non-Investment Grade Securities Risk.   High yield, or non-investment grade securities (also known as “junk bonds”), are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S & P/Moody’s) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments, greater risk of loss due to default or a decline in credit quality, greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

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Prepayment/Call Risk.   A bond issuer may decide to pay back the principal at an unexpected time and such an event may result in greater price and yield volatility and a possible decline in income, increased capital gains and unexpected capital loss for the bond holder. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage- backed securities also may fall if they are redeemed after that date.

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Securities Lending Risk.   The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

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Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Calendar Year

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Best quarter:	Q2 2009	21.98%
Worst quarter:	Q3 2008	-18.49%
Year to Date Return (1/1/11 to 9/30/11):		2.55%
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AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Past
(for periods ended December 31, 2010)[1]	Date	Year	5 Years	10 Years

Class A Shares (with 5.00% sales charge)	4/1/04

Return Before Taxes		6.88%	3.91%	5.73%

Return After Taxes on Distributions		5.00%	1.66%	3.66%

Return After Taxes on Distributions and Sale of Fund Shares		4.42%	2.01%	3.69%

Class B Shares (with applicable Contingent Deferred Sales Charge)	4/1/04

Return Before Taxes		6.74%	3.89%	5.73%

Class C Shares (with applicable Contingent Deferred Sales Charge)	10/29/01

Return Before Taxes		11.64%	4.18%	5.52%

Institutional Shares	9/1/98

Return Before Taxes		12.81%	5.23%	6.59%

Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees,
expenses or taxes)		6.54%	5.80%	5.84%

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[1]
For the period prior to October 22, 2001, the quoted performance for the Fifth Third Strategic Income Fund Institutional Shares reflects the performance of the Fifth Third/Maxus Income Fund Institutional Shares with an inception date of September 1, 1998. Class A, Class B and Class C Shares were initially offered on April 1, 2004, April 1, 2004 and October 29, 2001, respectively. The performance figures for Class A, Class B and Class C Shares for periods prior to such dates represent the performance for the Fifth Third/Maxus Income Fund Investor Shares with an inception date of March 10, 1985 and are adjusted to reflect expenses and applicable sales charges for the respective share class.

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After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

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Portfolio Managers
Peter Kwiatkowski, CFA, FTAM Director of Growth and Income Strategies, Lead Portfolio Manager of the Fund since March 2009
David L. Withrow, CFA, FTAM Director of Taxable Fixed Income, Portfolio Manager of the Fund since November 2007.

The Fifth Third Strategic Income Fund is managed by a team of investment professionals. Peter Kwiatkowski, CFA, is the Fund’s lead portfolio manager and David Withrow, CFA, is a portfolio
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manager and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Kwiatkowski and Withrow are assisted in managing the Fund by Mitchell Stapley, CFA; Mirko Mikelic, John Cassady, CFA; Dan Popowics, CFA; and Jason Schwartz, CFA. Mr. Kwiatkowski has led the Fund since March 2009, and served the Fund since February 2002; Messrs. Withrow, Stapley and Mikelic have served the Fund since November 2007; Mr. Cassady has served the Fund since November 2009; Mr. Popowics has served the Fund since August 2009; and Mr. Schwartz has served the Fund since November 2010.

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Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

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You may sell your shares on days when the Fund is open for business. Your sales price will be the next net asset value after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

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For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

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Fifth Third LifeModel Aggressive FundSM - Summary

Investment Objective
The Fund seeks long-term capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

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Fees and Expenses of the Fund
 The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.
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SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	0.15%	0.15%	0.15%	0.15%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	0.40%	0.40%	0.65%	0.40%

Acquired Fund Fees and Expenses[4]	1.06%	1.06%	1.06%	1.06%

Total Annual Fund Operating Expenses[4]	1.86%	2.61%	2.61%	1.61%

Fee Waiver and/or Expense Reimbursement[5]	0.47%	0.47%	0.47%	0.47%

Total Annual Fund Operating Expenses after Expense Reimbursement	1.39%	2.14%	2.14%	1.14%

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1.
For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.

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2.
5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

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4.
Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund’s contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund’s asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.

5.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

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Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years

Class A Shares	$635	$1,013	$1,415	$2,536

Class B Shares

Assuming Redemption	$717	$1,067	$1,544	$2,728

Assuming No Redemption	$217	$767	$1,344	$2,728

Class C Shares

Assuming Redemption	$317	$767	$1,344	$2,911

Assuming No Redemption	$217	$767	$1,344	$2,911

Institutional Shares	$116	$462	$832	$1,872

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

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Principal Investment Strategies
The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a very heavy emphasis on stocks:

•	From 80% to 100% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	Up to 20% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	Up to 10% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

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Percentage of
Fund Name	Fund Holdings
Small Cap Growth Fund	0-50%
Mid Cap Growth Fund	0-50%
Quality Growth Fund	0-50%
Structured Large Cap Plus Fund	0-50%
Small Cap Value Fund	0-50%
All Cap Value Fund	0-50%
Disciplined Large Cap Value Fund	0-50%
International Equity Fund	0-25%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-20%
Short Term Bond Fund	0-20%
Institutional Money Market Fund	0-10%
U.S. Treasury Money Market Fund	0-10%
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The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

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Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Bond Funds.   Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

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Emerging Markets.   The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks can make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Equity Funds.   Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in the Fund will be affected.

Foreign Securities.   Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, foreign withholding and other taxes, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

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Investments in Mutual Funds.   The Fund’s investments are concentrated in underlying Fifth Third Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value (“NAV”) will

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change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest in other types of securities as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller Companies.   Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investment.

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Calendar Year

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Best quarter:	Q2 2003	17.46%
Worst quarter:	Q4 2008	-22.93%
Year to Date Return (1/1/11 to 9/30/11):		-10.35%
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AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Since
(for periods ended December 31, 2010)	Date	Year	5 Years	Inception

Class A Shares (with 5.00% sales charge)	8/1/02

Return Before Taxes		9.25%	0.39%	5.34%

Return After Taxes on Distributions		9.10%	-0.91%	4.32%

Return After Taxes on Distributions and Sale of Fund Shares		6.20%	-0.06%	4.31%

Class B Shares (with applicable Contingent Deferred Sales Charge)	8/1/02

Return Before Taxes		9.27%	0.39%	5.22%

Class C Shares (with applicable Contingent Deferred Sales Charge)	8/1/02

Return Before Taxes		14.18%	0.68%	5.20%

Institutional Shares	8/1/02

Return Before Taxes		15.27%	1.69%	6.27%

LifeModel Aggressive Target Neutral 90% Russell 3000® Index/10%
Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend
(reflects no deduction for fees, expenses or taxes)		16.00%	3.18%	6.70%

Barclays Capital U.S. Intermediate Government/Credit Bond Index
(reflects no deduction for fees, expenses or taxes)		5.89%	5.53%	5.51%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		16.93%	2.74%	2.16%

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After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to

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investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

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Portfolio Managers
E. Keith Wirtz, CFA, FTAM Chief Investment Officer, Lead Portfolio Manager of the Fund since August 2006
Mitchell L. Stapley, CFA, FTAM Chief Fixed Income Officer, Portfolio Manager of the Fund since August 2006

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Scott A. Billeadeau, CFA, FTAM Director of Small Cap Growth Strategies, Portfolio Manager of the Fund since September 2007.

The Fifth Third LifeModel Aggressive FundSM is managed by a team of investment professionals. E. Keith Wirtz, CFA, is the Fund’s lead portfolio manager and Mitchell Stapley, CFA, and Scott Billeadeau, CFA, are portfolio managers and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Wirtz and Stapley have served the Fund since August 2006, and Mr. Billeadeau has served the Fund since September 2007.

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Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

53

Fifth Third LifeModel Moderately Aggressive FundSM - Summary

Investment Objective
The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

Fees and Expenses of the Fund
 The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	0.15%	0.15%	0.15%	0.15%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	0.39%	0.39%	0.64%	0.39%

Acquired Fund Fees and Expenses[4]	0.97%	0.97%	0.97%	0.97%

Total Annual Fund Operating Expenses[4]	1.76%	2.51%	2.51%	1.51%

Fee Waiver and/or Expense Reimbursement[5]	0.46%	0.46%	0.46%	0.46%

Total Annual Fund Operating Expenses after Expense Reimbursement	1.30%	2.05%	2.05%	1.05%


1.
For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.


2.
5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

4.
Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund’s contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund’s asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.

5.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$626	$984	$1,366	$2,433

Class B Shares

Assuming Redemption	$708	$1,038	$1,495	$2,628

Assuming No Redemption	$208	$738	$1,295	$2,628

Class C Shares

Assuming Redemption	$308	$738	$1,295	$2,812

Assuming No Redemption	$208	$738	$1,295	$2,812

Institutional Shares	$107	$432	$780	$1,762


54

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.


Principal Investment Strategies
The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a moderately heavy emphasis on stocks:

•	From 60% to 80% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	From 20% to 40% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	Up to 10% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Percentage of
Fund Name	Fund Holdings
Small Cap Growth Fund	0-40%
Mid Cap Growth Fund	0-40%
Quality Growth Fund	0-40%
Structured Large Cap Plus Fund	0-40%
Small Cap Value Fund	0-40%
All Cap Value Fund	0-40%
Disciplined Large Cap Value Fund	0-40%
International Equity Fund	0-20%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-30%
Short Term Bond Fund	0-30%
Institutional Money Market Fund	0-10%
U.S. Treasury Money Market Fund	0-10%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Bond Funds.   Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Emerging Markets.   The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks can make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Equity Funds.   Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in the Fund will be affected.

Foreign Securities.   Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, foreign withholding and other taxes, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Investments in Mutual Funds.   The Fund’s investments are concentrated in underlying Fifth Third Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value (“NAV”) will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest in other types


55

of securities as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.
Smaller Companies.   Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investment.

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares.

After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Calendar Year

Best quarter:	Q2 2003	13.90%
Worst quarter:	Q4 2008	-18.72%
Year to Date Return (1/1/11 to 9/30/11):		-6.58%

AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Since
(for periods ended December 31, 2010)	Date	Year	5 Years	Inception

Class A Shares (with 5.00% sales charge)	8/1/02

Return Before Taxes		7.28%	1.02%	5.42%

Return After Taxes on Distributions		6.91%	-0.41%	4.24%

Return After Taxes on Distributions and Sale of Fund Shares		4.89%	0.33%	4.21%

Class B Shares (with applicable Contingent Deferred Sales Charge)	8/1/02

Return Before Taxes		7.16%	0.98%	5.32%

Class C Shares (with applicable Contingent Deferred Sales Charge)	8/1/02

Return Before Taxes		12.05%	1.30%	5.28%

Institutional Shares	8/1/02

Return Before Taxes		13.23%	2.30%	6.32%

LifeModel Moderately Aggressive Target Neutral 70% Russell 3000® Index/30%
Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend
(reflects no deduction for fees, expenses or taxes)		14.01%	3.95%	6.52%

Barclays Capital U.S. Intermediate Government/Credit Bond Index
(reflects no deduction for fees, expenses or taxes)		5.89%	5.53%	5.51%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		16.93%	2.74%	2.16%


After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

Portfolio Managers
E. Keith Wirtz, CFA, FTAM Chief Investment Officer, Lead Portfolio Manager of the Fund since August 2006
Mitchell L. Stapley, CFA, FTAM Chief Fixed Income Officer, Portfolio Manager of the Fund since August 2006
Scott A. Billeadeau, CFA, FTAM Director of Small Cap Growth Strategies, Portfolio Manager of the Fund since September 2007.

The Fifth Third LifeModel Aggressive FundSM is managed by a team of investment professionals. E. Keith Wirtz, CFA, is the

56

Fund’s lead portfolio manager and Mitchell Stapley, CFA, and Scott Billeadeau, CFA, are portfolio managers and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Wirtz and Stapley have served the Fund since August 2006, and Mr. Billeadeau has served the Fund since September 2007.


Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston,

MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

57

Fifth Third LifeModel Moderate FundSM - Summary

Investment Objective
The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity and fixed income securities.

Fees and Expenses of the Fund
 The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	0.15%	0.15%	0.15%	0.15%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	0.31%	0.31%	0.56%	0.31%

Acquired Fund Fees and Expenses[4]	0.87%	0.87%	0.87%	0.87%

Total Annual Fund Operating Expenses[4]	1.58%	2.33%	2.33%	1.33%

Fee Waiver and/or Expense Reimbursement[5]	0.38%	0.38%	0.38%	0.38%

Total Annual Fund Operating Expenses after Expense Reimbursement	1.20%	1.95%	1.95%	0.95%


1.
For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.


2.
5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

4.
Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund’s contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund’s asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.

5.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$616	$938	$1,282	$2,251

Class B Shares

Assuming Redemption	$698	$991	$1,410	$2,447

Assuming No Redemption	$198	$691	$1,210	$2,447

Class C Shares

Assuming Redemption	$298	$691	$1,210	$2,635

Assuming No Redemption	$198	$691	$1,210	$2,635

Institutional Shares	$97	$384	$692	$1,568


58

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.


Principal Investment Strategies
The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds:

•	From 40% to 60% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	From 40% to 60% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	Up to 15% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Percentage of
Fund Name	Fund Holdings
Small Cap Growth Fund	0-30%
Mid Cap Growth Fund	0-30%
Quality Growth Fund	0-30%
Structured Large Cap Plus Fund	0-30%
Small Cap Value Fund	0-30%
All Cap Value Fund	0-30%
Disciplined Large Cap Value Fund	0-30%
International Equity Fund	0-15%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-40%
Short Term Bond Fund	0-40%
Institutional Money Market Fund	0-15%
U.S. Treasury Money Market Fund	0-15%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Bond Funds.   Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Emerging Markets.   The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks can make emerging market securities more volatile and less liquid than securities issued in more developed countries.

Equity Funds.   Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in the Fund will be affected.

Foreign Securities.   Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, foreign withholding and other taxes, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Investments in Mutual Funds.   The Fund’s investments are concentrated in underlying Fifth Third Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value (“NAV”) will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest in other types


59

of securities as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.
Smaller Companies.   Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investment.

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Calendar Year

Best quarter:	Q2 2009	10.65%
Worst quarter:	Q4 2008	-14.42%
Year to Date Return (1/1/11 to 9/30/11):		-3.10%

AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Since
(for periods ended December 31, 2010)	Date	Year	5 Years	Inception

Class A Shares (with 5.00% sales charge)	8/1/02

Return Before Taxes		5.87%	1.54%	4.52%

Return After Taxes on Distributions		5.23%	0.05%	3.26%

Return After Taxes on Distributions and Sale of Fund Shares		3.91%	0.64%	3.30%

Class B Shares (with applicable Contingent Deferred Sales Charge)	8/1/02

Return Before Taxes		5.61%	1.53%	4.41%

Class C Shares (with applicable Contingent Deferred Sales Charge)	8/1/02

Return Before Taxes		10.53%	1.83%	4.38%

Institutional Shares	8/1/02

Return Before Taxes		11.79%	2.87%	5.43%

LifeModel Moderate Target Neutral 50% Russell 3000® Index/50% Barclays
Capital U.S. Intermediate Government/Credit Bond Index Blend
(reflects no deduction for fees, expenses or taxes)		11.86%	4.58%	6.22%

Barclays Capital U.S. Intermediate Government/Credit Bond Index
(reflects no deduction for fees, expenses or taxes)		5.89%	5.53%	5.51%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		16.93%	2.74%	2.16%


After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to

investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

Portfolio Managers
E. Keith Wirtz, CFA, FTAM Chief Investment Officer, Lead Portfolio Manager of the Fund since August 2006
Mitchell L. Stapley, CFA, FTAM Chief Fixed Income Officer, Portfolio Manager of the Fund since August 2006


60

Scott A. Billeadeau, CFA, FTAM Director of Small Cap Growth Strategies, Portfolio Manager of the Fund since September 2007.

The Fifth Third LifeModel Aggressive FundSM is managed by a team of investment professionals. E. Keith Wirtz, CFA, is the Fund’s lead portfolio manager and Mitchell Stapley, CFA, and Scott Billeadeau, CFA, are portfolio managers and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Wirtz and Stapley have served the Fund since August 2006, and Mr. Billeadeau has served the Fund since September 2007.

Scott A. Billeadeau, CFA, FTAM Director of Small Cap Growth Strategies, Portfolio Manager of the Fund since September 2007.

The Fifth Third LifeModel Aggressive FundSM is managed by a team of investment professionals. E. Keith Wirtz, CFA, is the Fund’s lead portfolio manager and Mitchell Stapley, CFA, and Scott Billeadeau, CFA, are portfolio managers and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Wirtz and Stapley have served the Fund since August 2006, and Mr. Billeadeau has served the Fund since September 2007.


Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

61

Fifth Third LifeModel Moderately Conservative FundSM - Summary

Investment Objective
The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

Fees and Expenses of the Fund
 The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	0.15%	0.15%	0.15%	0.15%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	0.49%	0.49%	0.74%	0.49%

Acquired Fund Fees and Expenses[4]	0.82%	0.82%	0.82%	0.82%

Total Annual Fund Operating Expenses[4]	1.71%	2.46%	2.46%	1.46%

Fee Waiver and/or Expense Reimbursement[5]	0.56%	0.56%	0.56%	0.56%

Total Annual Fund Operating Expenses after Expense Reimbursement	1.15%	1.90%	1.90%	0.90%


1.
For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.


2.
5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

4.
Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund’s contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund’s asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.

5.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$611	$960	$1,332	$2,374

Class B Shares

Assuming Redemption	$693	$1,013	$1,460	$2,569

Assuming No Redemption	$193	$713	$1,260	$2,569

Class C Shares

Assuming Redemption	$293	$713	$1,260	$2,754

Assuming No Redemption	$193	$713	$1,260	$2,754

Institutional Shares	$92	$407	$745	$1,699


62

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.


Principal Investment Strategies
The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on bonds:

•	From 50% to 70% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	From 30% to 50% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	Up to 20% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Percentage of
Fund Name	Fund Holdings
Small Cap Growth Fund	0-25%
Mid Cap Growth Fund	0-25%
Quality Growth Fund	0-25%
Structured Large Cap Plus Fund	0-25%
Small Cap Value Fund	0-25%
All Cap Value Fund	0-25%
Disciplined Large Cap Value Fund	0-25%
International Equity Fund	0-10%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-50%
Short Term Bond Fund	0-50%
Institutional Money Market Fund	0-20%
U.S. Treasury Money Market Fund	0-20%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Bond Funds.   Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Equity Funds.   Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in the Fund will be affected.

Foreign Securities.   Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, foreign withholding and other taxes, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Investments in Mutual Funds.   The Fund’s investments are concentrated in underlying Fifth Third Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value (“NAV”) will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest in other types of securities as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller Companies.   Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a

63

greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investment.

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Calendar Year

Best quarter:	Q3 2009	9.80%
Worst quarter:	Q4 2008	-12.81%
Year to Date Return (1/1/11 to 9/30/11):		-1.19%

AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Since
(for periods ended December 31, 2010)	Date	Year	5 Years	Inception

Class A Shares (with 5.00% sales charge)	8/1/02

Return Before Taxes		5.14%	1.91%	4.04%

Return After Taxes on Distributions		4.38%	0.28%	2.60%

Return After Taxes on Distributions and Sale of Fund Shares		3.41%	0.87%	2.77%

Class B Shares (with applicable Contingent Deferred Sales Charge)	8/1/02

Return Before Taxes		4.70%	1.84%	3.94%

Class C Shares (with applicable Contingent Deferred Sales Charge)	8/1/02

Return Before Taxes		9.72%	2.17%	3.89%

Institutional Shares	8/1/02

Return Before Taxes		10.90%	3.19%	4.94%

LifeModel Moderately Conservative Target Neutral 40% Russell 3000® Index/60%
Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend
(reflects no deduction for fees, expenses or taxes)		10.74%	4.84%	6.02%

Barclays Capital U.S. Intermediate Government/Credit Bond Index
(reflects no deduction for fees, expenses or taxes)		5.89%	5.53%	5.51%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		16.93%	2.74%	2.16%


After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

Portfolio Managers
E. Keith Wirtz, CFA, FTAM Chief Investment Officer, Lead Portfolio Manager of the Fund since August 2006
Mitchell L. Stapley, CFA, FTAM Chief Fixed Income Officer, Portfolio Manager of the Fund since August 2006
Scott A. Billeadeau, CFA, FTAM Director of Small Cap Growth Strategies, Portfolio Manager of the Fund since September 2007.


64

The Fifth Third LifeModel Aggressive FundSM is managed by a team of investment professionals. E. Keith Wirtz, CFA, is the Fund’s lead portfolio manager and Mitchell Stapley, CFA, and Scott Billeadeau, CFA, are portfolio managers and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Wirtz and Stapley have served the Fund since August 2006, and Mr. Billeadeau has served the Fund since September 2007.


Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

65

Fifth Third LifeModel Conservative FundSM - Summary

Investment Objective
The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

Fees and Expenses of the Fund
 The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	0.15%	0.15%	0.15%	0.15%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	0.57%	0.57%	0.82%	0.57%

Acquired Fund Fees and Expenses[4]	0.72%	0.72%	0.72%	0.72%

Total Annual Fund Operating Expenses[4]	1.69%	2.44%	2.44%	1.44%

Fee Waiver and/or Expense Reimbursement[5]	0.64%	0.64%	0.64%	0.64%

Total Annual Fund Operating Expenses after Expense Reimbursement	1.05%	1.80%	1.80%	0.80%


1.
For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.


2.
5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.

4.
Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund’s contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund’s asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.

5.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$602	$947	$1,315	$2,347

Class B Shares

Assuming Redemption	$683	$1,000	$1,443	$2,543

Assuming No Redemption	$183	$700	$1,243	$2,543

Class C Shares

Assuming Redemption	$283	$700	$1,243	$2,729

Assuming No Redemption	$183	$700	$1,243	$2,729

Institutional Shares	$82	$393	$727	$1,671


66

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.


Principal Investment Strategies
The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities, and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on bonds:

•	From 70% to 90% of the Fund’s net assets will be invested in Fifth Third bond funds.
•	From 10% to 30% of the Fund’s net assets will be invested in Fifth Third equity funds.
•	Up to 20% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

Percentage of
Fund Name	Fund Holdings
Small Cap Growth Fund	0-15%
Mid Cap Growth Fund	0-15%
Quality Growth Fund	0-15%
Structured Large Cap Plus Fund	0-15%
Small Cap Value Fund	0-15%
All Cap Value Fund	0-15%
Disciplined Large Cap Value Fund	0-15%
International Equity Fund	0-5%
Strategic Income Fund	0-20%
High Yield Bond Fund	0-20%
Total Return Bond Fund	0-60%
Short Term Bond Fund	0-60%
Institutional Money Market Fund	0-20%
U.S. Treasury Money Market Fund	0-20%

The Adviser actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Bond Funds.   Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in the Fund will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Equity Funds.   Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition. Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in the Fund will be affected.

Foreign Securities.   Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, foreign withholding and other taxes, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

Investments in Mutual Funds.   The Fund’s investments are concentrated in underlying Fifth Third Funds, so the Fund’s investment performance is directly related to the performance of the underlying funds. The Fund’s net asset value (“NAV”) will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest in other types of securities as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller Companies.   Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and

67

more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying fund’s investment.

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Calendar Year

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Best quarter:	Q3 2009	7.40%
Worst quarter:	Q4 2008	-8.94%
Year to Date Return (1/1/11 to 9/30/11):		2.11%

AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Since
(for periods ended December 31, 2010)	Date	Year	5 Years	Inception

Class A Shares (with 5.00% sales charge)	8/1/02

Return Before Taxes		3.23%	1.89%	3.42%

Return After Taxes on Distributions		2.21%	0.31%	1.97%

Return After Taxes on Distributions and Sale of Fund Shares		2.12%	0.77%	2.14%

Class B Shares (with applicable Contingent Deferred Sales Charge)	8/1/02

Return Before Taxes		2.90%	1.84%	3.32%

Class C Shares (with applicable Contingent Deferred Sales Charge)	8/1/02

Return Before Taxes		7.86%	2.17%	3.28%

Institutional Shares	8/1/02

Return Before Taxes		8.97%	3.21%	4.32%

LifeModel Conservative Target Neutral 20% Russell 3000® Index/80%
Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend
(reflects no deduction for fees, expenses or taxes)		8.38%	5.26%	5.54%

Barclays Capital U.S. Intermediate Government/Credit Bond Index
(reflects no deduction for fees, expenses or taxes)		5.89%	5.53%	5.51%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		16.93%	2.74%	2.16%


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After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

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Portfolio Managers
E. Keith Wirtz, CFA, FTAM Chief Investment Officer, Lead Portfolio Manager of the Fund since August 2006
Mitchell L. Stapley, CFA, FTAM Chief Fixed Income Officer, Portfolio Manager of the Fund since August 2006
Scott A. Billeadeau, CFA, FTAM Director of Small Cap Growth Strategies, Portfolio Manager of the Fund since September 2007.

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68

The Fifth Third LifeModel Aggressive FundSM is managed by a team of investment professionals. E. Keith Wirtz, CFA, is the Fund’s lead portfolio manager and Mitchell Stapley, CFA, and Scott Billeadeau, CFA, are portfolio managers and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Wirtz and Stapley have served the Fund since August 2006, and Mr. Billeadeau has served the Fund since September 2007.

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Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

69

Fifth Third High Yield Bond Fund - Summary

Investment Objective
High level of income. Capital appreciation is a secondary objective.

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Fees and Expenses of the Fund
 The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.
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SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	0.70%	0.70%	0.70%	0.70%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	0.44%	0.44%	0.69%	0.44%

Total Annual Fund Operating Expenses	1.39%	2.14%	2.14%	1.14%

Fee Waiver and/or Expense Reimbursement[4]	0.40%	0.40%	0.40%	0.40%

Total Annual Fund Operating Expenses after Expense Reimbursement	0.99%	1.74%	1.74%	0.74%

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1.
For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.

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2.
5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
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4.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

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Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years

Class A Shares	$572	$859	$1,166	$2,037

Class B Shares

Assuming Redemption	$677	$933	$1,315	$2,254

Assuming No Redemption	$177	$633	$1,115	$2,254

Class C Shares

Assuming Redemption	$277	$633	$1,115	$2,445

Assuming No Redemption	$177	$633	$1,115	$2,445

Institutional Shares	$76	$325	$591	$1,355

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70

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

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Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in non-investment grade debt securities. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade securities are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor’s and Ba or lower by Moody’s). These securities are often referred to as “junk bonds” and are considered speculative. The Fund expects to hold securities with an average maturity of between 6 and 10 years, but the holding period average may vary between 4 and 12 years.

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In selecting portfolio securities, the Fund’s investment subadviser analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, the investment subadviser implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The investment subadviser then conducts a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund’s portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund’s portfolio.

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The Fund may engage in securities lending.

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When the investment subadviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

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Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Credit Risk. The credit quality of the Fund’s securities can change rapidly in certain market environments, particularly during volatile markets and the default of a single holding could
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cause significant deterioration in net asset value. The issuer of a debt security may not meet its obligation to make principal and/or interest payments when they are due. The credit quality of a debt security can change unexpectedly and dramatically, which can cause volatility in the price of the debt security. Lower rated debt securities face higher credit risk. Even though certain debt securities may be collateralized, that collateral may be insufficient to satisfy payment obligations and therefore losses still may occur.

Fixed Income Securities Risk.   The risks of investing in debt securities include interest rate risk, which is the tendency of bond prices to fall when interest rates rise, and credit risk, which is the risk of an issuer defaulting on its obligations of paying principal and interest. The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably, as a result of market conditions or for reasons specific to a particular issuer. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

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Interest Rate Risk.   Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund’s yield or the values of the Fund’s investments.

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Investment Discretion Risk.   There is no guarantee that the investment subadviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.

Liquidity Risk.   Secondary markets for non-investment grade debt securities are not as liquid as the secondary markets for higher-rated corporate debt securities. The secondary markets for non-investment grade corporate debt securities are concentrated in relatively few market makers. The trading volume for non-investment grade corporate debt securities is generally lower than that for higher-rated corporate debt securities. These factors could have an adverse effect on the ability of the Fund to dispose of particular portfolio investments, adversely affect the Fund’s net asset value (“NAV”) and limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating NAV.

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Market and Regulatory Risk. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may

71

experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.
Non-Investment Grade Securities Risk.   High yield, or non-investment grade securities (also known as “junk bonds”), are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody’s) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments, greater risk of loss due to default or a decline in credit quality, greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.
Securities Lending Risk.   The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad based-securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Calendar Year

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Best quarter:	Q2 2009	22.73%
Worst quarter:	Q4 2008	-18.82%
Year to Date Return (1/1/11 to 9/30/11):		-0.99%

AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Since
(for periods ended December 31, 2010)	Date	Year	5 Years	Inception

Class A Shares (with 4.75% sales charge)	11/29/05

Return Before Taxes		7.45%	6.77%	6.65%

Return After Taxes on Distributions		4.75%	3.88%	3.81%

Return After Taxes on Distributions and Sale of Fund Shares		4.74%	3.99%	3.91%

Class B Shares (with applicable Contingent Deferred Sales Charge)	11/29/05

Return Before Taxes		6.90%	6.77%	6.78%

Class C Shares (with applicable Contingent Deferred Sales Charge)	11/29/05

Return Before Taxes		12.06%	7.10%	6.96%

Institutional Shares	11/29/05

Return Before Taxes		13.11%	8.17%	8.03%

BofA Merrill Lynch U.S. High Yield, Cash Pay Index
(reflects no deduction for fees, expenses or taxes)		15.24%	8.67%	8.71%


After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and

may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

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Investment Subadviser
Fort Washington Investment Advisors, Inc. (“Fort Washington”)
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72

Portfolio Managers
Brendan M. White, CFA, Fort Washington Managing Director and Senior Portfolio Manager, Portfolio Manager of the Fund since November 2005
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Timothy J. Jossart, CFA, Assistant Vice President, Assistant Portfolio Manager & Senior Credit Analyst, High Yield, Assistant Portfolio Manager of the Fund since March 2011.

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The Fifth Third High Yield Bond Fund is managed by a team of investment professionals. Brendan White, CFA and Timothy J. Jossart, CFA, are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. White and Jossart are assisted in managing the Fund by Mitchell Stapley, CFA. Messrs. White and Stapley have each served the Fund since November 2005 and Mr. Jossart has served the Fund since March 2011.


Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

73

Fifth Third Total Return Bond Fund - Summary

Investment Objective
High current income. Capital growth is a secondary objective.

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Fees and Expenses of the Fund
 The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.

SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%[1]	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[2]	1.00%[3]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	0.60%	0.60%	0.60%	0.60%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	0.29%	0.29%	0.54%	0.29%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.15%	1.90%	1.90%	0.90%

Fee Waiver and/or Expense Reimbursement[4]	0.26%	0.26%	0.26%	0.26%

Total Annual Fund Operating Expenses after Expense Reimbursement	0.89%	1.64%	1.64%	0.64%

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
1.
For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 1% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.

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2.
5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

3.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
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4.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

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
Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$561	$798	$1,053	$1,782

Class B Shares

Assuming Redemption	$667	$871	$1,201	$2,003

Assuming No Redemption	$167	$571	$1,001	$2,003

Class C Shares

Assuming Redemption	$267	$571	$1,001	$2,198

Assuming No Redemption	$167	$571	$1,001	$2,198

Institutional Shares	$65	$261	$473	$1,083

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74

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

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Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The bonds in which the Fund invests may include U.S. Government securities and corporate debt securities, including mortgage-backed securities. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor’s, or in the Baa major rating category or higher by Moody’s, or their unrated equivalents.

The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting bond securities, the Adviser considers, among other things, the remaining maturity, the stated interest rate, the price of the security, the financial condition of the issuer, and the issuer’s prospects for long-term growth of earnings and revenues.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises (“GSEs”), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly creditworthy. On September 7, 2008 however, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.

Although the Adviser considers the Fund to be a long maturity bond fund, the Fund has no restrictions on its maturity or duration. The Adviser may, from time to time, shorten or lengthen the duration of the Fund’s portfolio to protect principal in the event of rising or falling interest rates. In addition, the Adviser may adjust the Fund’s sector weightings and duration to attempt to capture additional returns relative to the Fund’s benchmark.

The Fund may engage in securities lending.

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The Fund may enter into futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk.

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The Adviser may consider selling one of the Fund’s holdings when a deterioration in a company’s creditworthiness is detected, an individual security comprises too large of a position in the portfolio, a security’s valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Credit Risk.   The credit quality of the Fund’s securities can change rapidly in certain market environments, particularly during volatile markets and the default of a single holding could cause significant deterioration in net asset value (“NAV”). The issuer of a debt security may not meet its obligation to make principal and/or interest payments when they are due. The credit quality of a debt security can change unexpectedly and dramatically, which can cause volatility in the price of the debt security. Lower rated debt securities face higher credit risk. Even though certain debt securities may be collateralized, that collateral may be insufficient to satisfy payment obligations and therefore losses still may occur.

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Derivatives Risk.   Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Fixed Income Securities Risk. The risks of investing in debt securities include interest rate risk, which is the tendency of bond prices to fall when interest rates rise and credit risk, which is the

75

risk of an issuer defaulting on its obligations of paying principal and interest. The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably, as a result of market conditions or for reasons specific to a particular issuer. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity. The volatility of non-investment grade debt securities may be greater than for investment grade securities.
Foreign Investment Risk.   Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates. Investments in foreign securities may be subject to foreign withholding or other taxes.
Interest Rate Risk.   Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund’s yield or the values of the Fund’s investments.
Investment Discretion Risk.   There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.
Market and Regulatory Risk.   Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.
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Prepayment/Call Risk.   A bond issuer may decide to pay back the principal at an unexpected time and such an event may result in greater price and yield volatility and a possible decline in income, increased capital gains and unexpected capital loss for the bond holder. For instance, the prices and yields of mortgage-backed
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securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.
Securities Lending Risk.   The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.
Turnover Risk.   Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Calendar Year

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Best quarter:	Q3 2009	6.41%
Worst quarter:	Q4 2008	-5.30%
Year to Date Return (1/1/11 to 9/30/11):		8.02%
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AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Past
(for periods ended December 31, 2010)[1]	Date	Year	5 Years	10 Years

Class A Shares (with 4.75% sales charge)	3/22/95

Return Before Taxes		2.44%	1.76%	3.31%

Return After Taxes on Distributions		0.84%	0.07%	1.64%

Return After Taxes on Distributions and Sale of Fund Shares		1.57%	0.50%	1.82%

Class B Shares (with applicable Contingent Deferred Sales Charge)	10/29/01

Return Before Taxes		1.79%	1.69%	3.18%

Class C Shares (with applicable Contingent Deferred Sales Charge)	10/29/01

Return Before Taxes		6.82%	2.02%	3.02%

Institutional Shares	3/20/95

Return Before Taxes		7.90%	3.03%	4.06%

Barclays Capital U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.84%

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[1]
For the period prior to October 29, 2001, the quoted performance for the Fifth Third Total Return Bond Fund Institutional Shares reflects the performance of the Kent Income Fund Institutional Shares with an inception date of March 20, 1995. Prior to October 29, 2001, the performance figures for the Fifth Third Total Return Bond Fund Class A Shares reflect the performance of the Kent Income Fund Investment Shares with an inception date of March 22, 1995, adjusted for the maximum sales charge. Prior to October 29, 2001, the quoted performance for Class B and Class C Shares reflects the performance of the Institutional Shares with an inception date of March 20, 1995, adjusted for expenses and applicable sales charges.

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After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

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Portfolio Managers
John L. Cassady III, CFA, FTAM Senior Taxable Fixed Income Portfolio Manager, Lead Portfolio Manager of the Fund since October 2001
Mitchell L. Stapley, CFA, FTAM Chief Fixed Income Officer, Portfolio Manager of the Fund since March 1995
David L. Withrow, CFA, FTAM Director of Taxable Fixed Income, Portfolio Manager of the Fund since November 2007.

The Fifth Third Total Return Bond Fund is managed by a team of investment professionals. John Cassady, CFA, is the Fund’s lead portfolio manager and Mitchell Stapley, CFA, and David Withrow, CFA, are portfolio managers, and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Cassady, Stapley and Withrow are assisted in managing the Fund by Mirko Mikelic, Jason Schwartz, CFA, and Michael Kemer. Mr. Cassady has served the Fund since October 2001; Mr. Stapley has served the Fund since March 1995; Mr. Mikelic has served the Fund since April 2005; Mr. Withrow and Mr. Schwartz have served the Fund since November 2007; and Mr. Kemer has served the Fund since November 2011.

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Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

77

Fifth Third Short Term Bond Fund - Summary

Investment Objective
Current income.

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Fees and Expenses of the Fund
 The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.
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SHAREHOLDER FEES			Institutional
(fees paid directly from your investment)	Class A	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.00%[1]	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	1.00%[2]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None

ANNUAL OPERATING EXPENSES			Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Shares

Management Fees	0.50%	0.50%	0.50%

Distribution/Service (12b-1) Fees	0.25%	0.75%	None

Other Expenses	0.30%	0.55%	0.30%

Total Annual Fund Operating Expenses	1.05%	1.80%	0.80%

Fee Waiver and/or Expense Reimbursement[3]	0.33%	0.33%	0.33%

Total Annual Fund Operating Expenses after Expense Reimbursement	0.72%	1.47%	0.47%

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1.
For investments of $500,000 or more, no sales charges apply; however, a contingent deferred sales charge (“CDSC”) of 0.50% is applicable to redemptions within 12 months of purchase. See “Applicable Sales Charges - Front-End Sales Charges - Class A Shares” on page 115 of the Fund’s Prospectus.

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2.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
3.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive and/or reimburse expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37-month period for the Short Term Bond Fund in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years

Class A Shares	$372	$594	$833	$1,519

Class C Shares

Assuming Redemption	$250	$536	$946	$2,092

Assuming No Redemption	$150	$536	$946	$2,092

Institutional Shares	$48	$223	$413	$962

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

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Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The bonds in which the Fund invests typically include corporate debt securities, mortgage-backed securities, asset-backed securities, and U.S. Government debt securities.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises (“GSEs”), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, U.S. Government securities and securities issued by GSEs generally are considered to be of higher quality than other types of securities. On September 7, 2008 however, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

The Fund will maintain a dollar-weighted average portfolio maturity of less than three years. While maturity and credit quality are the most important investment factors, the Fund also considers current yield, yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments. The Adviser may actively manage the Fund’s sector weightings and duration to attempt to capture excess returns, as related to the Fund’s benchmark.

The Adviser may consider selling one of the Fund’s holdings when a deterioration in a company’s creditworthiness is detected, an individual security comprises too large of a position in the portfolio, a security’s valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

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The Fund may enter into futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk.

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The Fund may engage in securities lending.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

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Credit Risk.   The credit quality of the Fund’s securities can change rapidly in certain market environments, particularly during volatile markets and the default of a single holding could cause significant net asset value (“NAV”) deterioration. The issuer of a debt security (or borrower/counterparty to a repurchase or reverse repurchase agreement) may not meet its obligation to make principal and/or interest payments when they are due. The credit quality of a debt security can change unexpectedly and dramatically, which can cause volatility in the price of the debt security. Lower rated debt securities face higher credit risk. Even though certain debt securities may be collateralized, that collateral may be insufficient to satisfy payment obligations and therefore losses still may occur.

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Derivatives Risk.   Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Fixed Income Securities Risk. The market value of the Fund’s investments may go up or down, sometimes rapidly or

79

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unpredictably, as a result of market conditions or for reasons specific to a particular issuer. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity. The volatility of non-investment grade debt securities may be greater than for investment grade securities.
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Foreign Investment Risk.   Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates. Investments in foreign securities may be subject to foreign withholding or other taxes.
Interest Rate Risk.   Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund’s yield or the values of the Fund’s investments.
Investment Discretion Risk.   There is no guarantee that the Adviser’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the Fund’s investment objective, which could have an adverse impact on the Fund’s performance.
Market and Regulatory Risk.   Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.
Non-Investment Grade Securities Risk.   High yield, or non-investment grade securities (also known as “junk bonds”), are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S & P/Moody’s) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments, greater risk of loss due to default or a decline in credit quality, greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.
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Prepayment/Call Risk.   A bond issuer may decide to pay back the principal at an unexpected time and such an event may result in greater price and yield volatility and a possible decline in income, increased capital gains and unexpected capital loss for the bond holder. For instance, the prices and yields of mortgagebacked securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.
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Securities Lending Risk.   The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns of Class C and Institutional shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class C and Institutional shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Calendar Year

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Best quarter:	Q2 2009	4.00%
Worst quarter:	Q4 2008	-2.10%
Year to Date Return (1/1/11 to 9/30/11):		0.83%
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AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Past
(for periods ended December 31, 2010)[1]	Date	Year	5 Years	10 Years

Class A Shares (with 3.00% sales charge)	12/4/92

Return Before Taxes		0.02%	3.25%	3.23%

Return After Taxes on Distributions		-0.60%	2.07%	1.91%

Return After Taxes on Distributions and Sale of Fund Shares		0.01%	2.08%	1.96%

Class C Shares (with applicable Contingent Deferred Sales Charge)	8/1/03

Return Before Taxes		2.47%	3.14%	2.75%

Institutional Shares	11/2/92

Return Before Taxes		3.46%	4.14%	3.77%

BofA Merrill Lynch 1-3 Year Government/Corporate Bond Index
(reflects no deduction for fees, expenses or taxes)		2.82%	4.49%	4.27%

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[1]
For the period prior to October 29, 2001, the quoted performance for the Fifth Third Short Term Bond Fund Institutional Shares reflects the performance of the Kent Short Term Bond Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the performance for the Fifth Third Short Term Bond Fund Class A Shares reflects the performance of the Kent Short Term Bond Fund Investment Shares with an inception date of December 4, 1992, adjusted for the maximum sales charge. Prior to August 1, 2003, the performance figures for Class C Shares reflect the performance of the Institutional Shares with an inception date of November 2, 1992, adjusted for expenses and applicable sales charges.

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After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

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Portfolio Managers
John P. Hoeting, CFA, FTAM Director of Liquidity Management, Lead Portfolio Manager of the Fund since July 2011
David L. Withrow, CFA, FTAM Director of Taxable Fixed Income, Portfolio Manager of the Fund since May 2002
Mitchell L. Stapley, CFA, FTAM Chief Fixed Income Officer, Portfolio Manager of the Fund since November 1996.

The Fifth Third Short Term Bond Fund is managed by a team of investment professionals. John Hoeting, CFA, is the Fund’s lead portfolio manager and David Withrow, CFA, and Mitchell Stapley, CFA, are portfolio managers, and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Hoeting, Withrow and Stapley are assisted in managing the Fund by John Cassady, CFA; Jason Schwartz, CFA; and Michael Kemer. Mr. Hoeting has served the Fund since April 2004; Mr. Withrow has served the Fund since May 2002; Mr. Stapley has served the Fund since November 1996; Mr. Cassady and Mr. Schwartz have served the Fund since November 2007; and Mr. Kemer has served the Fund since November 2010.

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Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares or Class C shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50.
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You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

81

Fifth Third Prime Money Market Fund - Summary

Investment Objective
Current income consistent with stability of principal.

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Fees and Expenses of the Fund
 The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Applicable Sales Charges for the Funds on page 115 of the Fund’s Prospectus and, in the Fund’s Statement of Additional Information, in Purchasing Shares of the Funds on page 77.
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SHAREHOLDER FEES				Institutional
(fees paid directly from your investment)	Class A	Class B	Class C	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	5.00%[1]	1.00%[2]	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES				Institutional
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Shares

Management Fees	0.40%	0.40%	0.40%	0.40%

Distribution/Service (12b-1) Fees	0.25%	1.00%	0.75%	None

Other Expenses	0.24%	0.24%	0.49%	0.24%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	0.90%	1.65%	1.65%	0.65%

Fee Waiver and/or Expense Reimbursement[3]	0.10%	0.10%	0.10%	0.10%

Total Annual Fund Operating Expenses after Expense Reimbursement	0.80%	1.55%	1.55%	0.55%


1.
5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2.	The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
3.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years

Class A Shares	$81	$275	$485	$1,091

Class B Shares

Assuming Redemption	$657	$809	$1,085	$1,741

Assuming No Redemption	$157	$509	$885	$1,741

Class C Shares

Assuming Redemption	$257	$509	$885	$1,941

Assuming No Redemption	$157	$509	$885	$1,941

Institutional Shares	$56	$197	$350	$796


82

Principal Investment Strategies
The Fund manages its portfolio subject to strict Securities and Exchange Commission guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund’s investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.


The Fund invests at least 97% of its portfolio in high quality securities called “first tier” securities or unrated securities that are considered equivalent by the Fund’s Adviser. These generally will be domestic or foreign corporate securities, including commercial paper that, at the time of purchase, are rated by such firms as Standard & Poor’s and Moody’s in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund’s Adviser. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, the Fund may invest in shares of money market investment companies that invest exclusively in these securities.

The Fund reserves the right to invest up to 3% of its total assets in “second tier” securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor’s and Moody’s in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund’s Adviser. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Credit (or Default) Risk.   The Fund may lose money if an issuer of a fixed income security is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its payment obligations. Further, when an issuer suffers adverse changes in its financial condition or credit rating, the price of its debt obligations may decline and/or experience greater volatility. A change in financial condition or credit rating of a fixed income security can also affect its liquidity and make it more difficult for the Fund to sell. On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

Foreign Investment Risk.   Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates. Investments in foreign securities may be subject to foreign withholding or other taxes.

Interest Rate Risk.   Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund’s yield or the values of the Fund’s investments.

Net Asset Value Risk. The Fund may be unable to meet its goal of a constant $1.00 per share price.
Redemption Risk.   The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value (“NAV”), other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.


83

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Institutional Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated. Past performance does not indicate how the Fund will perform in the future. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q1 2001	1.30%
Worst quarter:	Q4 2009	0.00%
Year to Date Return (1/1/11 to 9/30/11):		0.01%

AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Past
(for periods ended December 31, 2010)	Date	Year	5 Years	10 Years

Class A Shares	8/11/92

Return Before Taxes		0.03%	2.28%	1.99%

Class B Shares (with applicable Contingent Deferred Sales Charge)	10/11/00

Return Before Taxes		-4.97%	1.42%	1.48%

Class C Shares (with applicable Contingent Deferred Sales Charge)	5/1/02

Return Before Taxes		0.03%	1.79%	1.46%

Institutional Shares	6/14/89

Return Before Taxes		0.03%	2.46%	2.20%


To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

Purchases and Sales of Fund Shares
The minimum initial investment in Class A shares, Class C shares or Institutional Shares of the Fund is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043,
Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.


84

Fifth Third Institutional Money Market Fund - Summary

Investment Objective
Current income from short-term securities consistent with the stability of principal.

Fees and Expenses of the Fund
 The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES	Institutional	Select	Preferred	Trust
(fees paid directly from your investment)	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	None	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES	Institutional	Select	Preferred	Trust
(expenses that you pay each year as a percentage of the value of your investment)	Shares	Shares	Shares	Shares

Management Fees	0.40%	0.40%	0.40%	0.40%

Distribution/Service (12b-1) Fees	None	None	None	None

Other Expenses	0.22%	0.30%	0.37%	0.47%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	0.63%	0.71%	0.78%	0.88%

Fee Waiver and/or Expense Reimbursement[1]	0.41%	0.41%	0.41%	0.41%

Total Annual Fund Operating Expenses after Expense Reimbursement	0.22%	0.30%	0.37%	0.47%


1.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$22	$159	$308	$741

Select Shares	$30	$184	$352	$838

Preferred Shares	$37	$206	$390	$922

Trust Shares	$48	$238	$444	$1,040


85

Principal Investment Strategies
The Fund manages its portfolio subject to strict Securities and Exchange Commission guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund’s investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

The Fund invests at least 97% of its portfolio in high-quality securities called “first tier” securities or unrated securities that are considered equivalent by the Fund’s Adviser. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor’s and Moody’s in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund’s Adviser. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, the Fund may invest in shares of money market investment companies that invest exclusively in these securities.


The Fund reserves the right to invest up to 3% of its total assets in “second tier’’ securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor’s and Moody’s in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund’s Adviser. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Credit (or Default) Risk.   The Fund may lose money if an issuer of a fixed income security is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its payment obligations. Further, when an issuer suffers adverse changes in its financial condition or credit rating, the price of its

debt obligations may decline and/or experience greater volatility. A change in financial condition or credit rating of a fixed income security can also affect its liquidity and make it more difficult for the Fund to sell. On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

Foreign Investment Risk.   Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates. Investments in foreign securities may be subject to foreign withholding or other taxes.

Interest Rate Risk.   Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund’s yield or the values of the Fund’s investments.

Net Asset Value Risk. The Fund may be unable to meet its goal of a constant $1.00 per share price.
Redemption Risk.   The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value (“NAV”), other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.


86

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time. The returns assume that Fund distributions have been reinvested. The returns for Preferred, Select and Trust Shares will differ from the returns for Institutional Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated. Past performance does not indicate how the Fund will perform in the future. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

INSTITUTIONAL SHARES TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q1 2001	1.38%
Worst quarter:	Q1 2010	0.01%
Year to Date Return (1/1/11 to 9/30/11):		0.04%

AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Past 10 Years or
(for periods ended December 31, 2010)[1]	Date	Year	5 Years	Since Inception

Institutional Shares	4/11/00

		0.11%	2.72%	2.49%

Select Shares	10/20/03

		0.03%	2.64%	2.44%

Preferred Shares	10/20/03

		0.01%	2.58%	2.38%

Trust Shares	10/20/03

		0.01%	2.50%	2.29%


1
For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Kent Government Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by the Adviser was merged into Fifth Third Institutional Government Money Market Fund.


To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

Purchases and Sales of Fund Shares
The minimum initial investment in Institutional shares of the Fund is $5,000,000. The minimum initial investment in Preferred shares of the Fund is $500,000. The minimum initial investment in Select shares of the Fund is $1,000,000. The minimum initial investment in Trust shares of the Fund is $100,000 (this minimum may be waived for Trust shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.–Institutional Investment Division and their affiliates). The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.


87

Fifth Third Institutional Government Money Market Fund - Summary

Investment Objective
Current income consistent with the stability of principal.

Fees and Expenses of the Fund
 The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES	Institutional	Select	Preferred	Trust
(fees paid directly from your investment)	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	None	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES	Institutional	Select	Preferred	Trust
(expenses that you pay each year as a percentage of the value of your investment)	Shares	Shares	Shares	Shares

Management Fees	0.40%	0.40%	0.40%	0.40%

Distribution/Service (12b-1) Fees	None	None	None	None

Other Expenses	0.22%	0.30%	0.37%	0.47%

Total Annual Fund Operating Expenses	0.62%	0.70%	0.77%	0.87%

Fee Waiver and/or Expense Reimbursement[1]	0.41%	0.41%	0.41%	0.41%

Total Annual Fund Operating Expenses after Expense Reimbursement	0.21%	0.29%	0.36%	0.46%


1.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$22	$158	$306	$737

Select Shares	$30	$183	$350	$835

Preferred Shares	$37	$205	$388	$917

Trust Shares	$47	$237	$443	$1,035


88

Principal Investment Strategies
The Fund manages its portfolio subject to strict Securities and Exchange Commission guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund’s investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.


Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of money market investment companies that invest exclusively in these securities. U.S. Government securities include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises (“GSEs”), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), the Overseas Private Investment Corporation (OPIC), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs, the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal Agricultural Mortgage Corporation (Farmer Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the U.S. Treasury. While there are different degrees of credit quality, U.S. Government securities and securities issued by GSEs generally are considered to be of higher quality than other types of securities. On September 7, 2008, however, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Interest Rate Risk.   Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund’s yield or the values of the Fund’s investments.

Net Asset Value Risk. The Fund may be unable to meet its goal of a constant $1.00 per share price.
Redemption Risk.   The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value (“NAV”), other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.


Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time. The returns assume that Fund distributions have been reinvested. The returns for Preferred, Select and Trust Shares will differ from the returns for Institutional Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated. Past performance does not indicate how the Fund will perform in the future. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

INSTITUTIONAL SHARES TOTAL RETURN PER CALENDAR YEAR (%)

Best quarter:	Q1 2001	1.33%
Worst quarter:	Q1 2010	0.00%
Year to Date Return (1/1/11 to 9/30/11):		0.01%

89

AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Past 10 Years or
(for periods ended December 31, 2010)[1]	Date	Year	5 Years	Since Inception

Institutional Shares	6/2/97

		0.05%	2.52%	2.30%

Select Shares	10/20/03

		0.01%	2.45%	2.29%

Preferred Shares	10/20/03

		0.01%	2.40%	2.23%

Trust Shares	10/20/03

		0.01%	2.33%	2.15%


1
For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Kent Government Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by the Adviser was merged into Fifth Third Institutional Government Money Market Fund.


To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

Purchases and Sales of Fund Shares
The minimum initial investment in Institutional shares of the Fund is $5,000,000. The minimum initial investment in Preferred shares of the Fund is $500,000. The minimum initial investment in Select shares of the Fund is $1,000,000. The minimum initial investment in Trust shares of the Fund is $100,000 (this minimum may be waived for Trust shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.–Institutional Investment Division and their affiliates). The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

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Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

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Fifth Third U.S. Treasury Money Market Fund - Summary

Investment Objective
Stability of principal and current income consistent with stability of principal.

Fees and Expenses of the Fund
 The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
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SHAREHOLDER FEES	Institutional	Select	Preferred	Trust
(fees paid directly from your investment)	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a % of offering price)	None	None	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)	None	None	None	None

ANNUAL OPERATING EXPENSES	Institutional	Select	Preferred	Trust
(expenses that you pay each year as a percentage of the value of your investment)	Shares	Shares	Shares	Shares

Management Fees	0.40%	0.40%	0.40%	0.40%

Distribution/Service (12b-1) Fees	None	None	None	None

Other Expenses	0.22%	0.30%	0.37%	0.47%

Total Annual Fund Operating Expenses	0.62%	0.70%	0.77%	0.87%

Fee Waiver and/or Expense Reimbursement[1]	0.41%	0.41%	0.41%	0.41%

Total Annual Fund Operating Expenses after Expense Reimbursement	0.21%	0.29%	0.36%	0.46%

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1.
Fifth Third Asset Management, Inc., the Fund’s Adviser and Administrator, has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

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Expense Example
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expense example assumes that the Adviser’s agreement to waive fees and/or reimburse expenses expires on November 23, 2012.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:
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	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$22	$158	$306	$737

Select Shares	$30	$183	$350	$835

Preferred Shares	$37	$205	$388	$917

Trust Shares	$47	$237	$443	$1,035

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Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund’s assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government.

The Fund manages its portfolio subject to strict Securities and Exchange Commission guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund’s investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

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U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities and securities issued by the Government National Mortgage Association (GinnieMae) and the Small Business Administration (SBA), as well as obligations of private issuers guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program announced on October 14, 2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes. On September 7, 2008, however, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

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Principal Investment Risks
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

Interest Rate Risk.   Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund’s yield or the values of the Fund’s investments.

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Net Asset Value Risk. The Fund may be unable to meet its goal of a constant $1.00 per share price.
Prepayment/Call Risk.   A bond issuer may decide to pay back the principal at an unexpected time and such an event may result in greater price and yield volatility and a possible decline in income, increased capital gains and unexpected capital loss for the bond holder. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Redemption Risk.   The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value (“NAV”), other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Performance
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time. The returns assume that Fund distributions have been reinvested. The returns for Preferred, Select and Trust Shares will differ from the returns for Institutional Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance does not indicate how the Fund will perform in the future. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

INSTITUTIONAL SHARES TOTAL RETURN PER CALENDAR YEAR (%)
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Best quarter:	Q1 2001	1.29%
Worst quarter:	Q4 2009	0.00%
Year to Date Return (1/1/11 to 9/30/11):		0.01%
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AVERAGE ANNUAL TOTAL RETURNS	Inception	Past	Past	Past 10 Years or
(for periods ended December 31, 2010)	Date	Year	5 Years	Since Inception

Institutional Shares	12/12/88

		0.02%	2.29%	2.14%

Select Shares	10/20/03

		0.01%	2.22%	2.11%

Preferred Shares	10/20/03

		0.01%	2.18%	2.06%

Trust Shares	10/20/03

		0.01%	2.11%	1.98%

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To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

Management
Investment Adviser
Fifth Third Asset Management, Inc. (“FTAM”)

Purchases and Sales of Fund Shares
The minimum initial investment in Institutional shares of the Fund is $5,000,000. The minimum initial investment in Preferred shares of the Fund is $500,000. The minimum initial investment in Select shares of the Fund is $1,000,000. The minimum initial investment in Trust shares of the Fund is $100,000 (this minimum may be waived for Trust shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.–Institutional Investment Division and their affiliates). The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

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For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

Tax Information
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

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Additional Information About the Funds’ Investments

Name Policy

To comply with SEC rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund’s policy is described in its summary description under the heading “Principal Investment Strategies.” A Fund will not change its name policy without providing its shareholders at least 60 days’ prior written notice.

Investment Practices

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Each Fund may invest in a variety of securities and employ a number of investment techniques as set forth below. Each security and technique involves certain risks. Following this section is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information (“SAI”) for additional details regarding these permissible investments.
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Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

Collateralized Loan Obligations: A type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans.

Common Stock: Shares of ownership of a company.

Convertible Securities: Bonds or preferred stock that convert to common stock.

Delayed Delivery Transactions/Forward Commitments/When-Issueds: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund’s obligations under these commitments will not exceed 25% of its total assets.

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

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Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price.
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Custody Receipts: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Morgan Stanley TRACERs.

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Futures and Related Options: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.

Stock-Index Options: A security that combines features of options with securities trading using composite stock indices.

Structured Notes: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly.

Swaps and Swaptions: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.
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Foreign Currency Transactions: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options and foreign currency futures transactions.

Foreign Securities–Non-U.S. Traded: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

Foreign Securities–U.S. Traded: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

American Depositary Receipts (“ADRs”): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

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Additional Information About the Funds’ Investments

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued by foreign corporations or governments. Examples include Canada Bonds (issued by Canadian provinces), Sovereign Bonds (issued by the government of a foreign country), and Supranational Bonds (issued by supranational entities, such as the World Bank and European Investment Bank).

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Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

Guaranteed Investment Contracts: Contract between a Fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.
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High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor’s (“S&P”) and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include “lower rated bonds,” “non-investment grade bonds” and “junk bonds.”

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Illiquid Securities: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security.
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Investment Company Securities: Shares of investment companies. Investment companies may include money market funds and shares of other registered investment companies for which the Adviser to a Fund or any of its affiliates serves as investment adviser, administrator or distributor.

Closed-End Funds: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

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Exchange-Traded Funds (“ETFs”): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor’s Depositary Receipts (“SPDRs”). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500® Index. iShares® are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index.
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Investment Grade Bonds: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody’s or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Adviser.

Loan Participations: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

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Money Market Instruments: Investment-grade, U.S. dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.
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Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

Certificates of Deposit: Negotiable instruments with a stated maturity.

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

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Additional Information About the Funds’ Investments

Collateralized Mortgage Obligations: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

Mortgage Dollar Rolls: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

Stand-by Commitments: Contract by which a dealer agrees to purchase, at a fund’s option, a specified municipal obligation at its amortized cost value to a fund, plus accrued interest.

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation proceeds. These securities generally do not carry voting rights.

Real Estate Investment Trusts (“REITs”): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

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Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.
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Short-Term Trading: The sale of a security soon after its purchase. A Fund engaging in such trading will have higher turnover rates and transaction expenses, and may realize greater net short-term capital gains, distributions of which are taxable to shareholders as ordinary income for federal income tax purposes.

Small and Micro Cap Equities: Equity securities of companies with market capitalizations within or less than those included in the Russell 2000® Index.

Stripped Obligations: U.S. Treasury Obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or other institution.

Trust Preferred Securities: Securities possessing characteristics of both equity and debt issues.

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Treasury Obligations: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.
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Warrants: Securities, typically issued with preferred stocks or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

Zero-Coupon Debt Obligations: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

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Additional Information About the Funds’ Investments

Investment Risks

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Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Principal Investment Risks” in each Fund’s “Summary” section. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks.
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Counterparty Risk. A financial institution or other counterparty with whom the Structured Large Cap Plus Fund does business (such as trading or securities lending), or that underwrites, distributes or guarantees any investments or contracts that the Structured Large Cap Plus Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for or could delay the return or delivery of other assets to the Structured Large Cap Plus Fund.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments and practices are subject to credit risk: asset-backed securities, bankers’ acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, REITs, securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, foreign withholding and other taxes, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities also may be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments and practices are subject to foreign investment risk: ADRs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. The following investments and practices are subject to interest rate risk: asset-backed securities, bankers’ acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

Inverse Market Risk. The particular type of market risk (see summary below) associated with “bear funds” that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Speculative. To the extent that a derivative is not used as a hedge, a Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

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Additional Information About the Funds’ Investments

The following investments and practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments and practices are subject to liquidity risk: asset-backed securities, bankers’ acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, forward commitments, futures and related options, high-yield/high-risk debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments and practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers’ acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, ETFs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

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Master Limited Partnerships (“MLP”) Risk. Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Investments in limited liability companies have many of the same characteristics and are subject to many of the same risks as master limited partnerships. Distributions attributable to gain from the sale of master limited partnership interests may be taxed as ordinary income for federal income tax purposes.
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Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

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Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will “call”—or repay—higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income—and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.
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98

Additional Information About the Funds’ Investments

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The following investments/investment practices are subject to prepayment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.
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Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

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Securities Lending Risk. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security.

Short Sales Risk. The Structured Large Cap Plus Fund may seek to hedge investments or realize additional gains through short sales. The Fund may make short sales “against the box,” meaning the Fund may make short sales while owning or having the right to acquire, at no added cost, securities identical to those sold short. The Fund incurs transaction costs, including interest, when opening, maintaining, and closing short sales against the box. Short sales against the box protect the Fund against the risk of loss in the value of a portfolio security to the extent a decline in value of the security is offset by a corresponding gain in the short position. However, any potential gains in the value of the security would be wholly or partially offset by a corresponding loss in the short position. In addition, in implementing its principal investment strategies, the Fund may engage in short sales that are not against the box (i.e., short sales of securities that the Fund does not own) in accordance with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). In order to do so, the Fund typically borrows a security from a broker in order to sell the security to a third party. This type of short sale exposes the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. If the Fund engages in short sales of securities it does not own, it may have to pay a premium to borrow the securities and must pay to the lender any dividends or interest paid on the securities while they are borrowed. When making this type of short sale, the Fund must segregate liquid assets in an amount equal to the current market value of the security sold short. Short sales on securities the Fund does not own involve a form of investment leverage, and the amount of the Fund’s loss on such a short sale is theoretically unlimited. Accordingly, the Fund may be subject to increased leveraging risk and other investment risks described in this section as a result of engaging in short sales of securities it does not own.
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Smaller Company Risk. The risk associated with investment in companies with smaller market capitalizations. These investments may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. Small and micro cap equities are subject to smaller company risk.

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Turnover Risk. The risk that, through active trading, a Fund may have a high portfolio turnover rate, which can mean more distributions taxable to shareholders as ordinary income for federal income tax purposes and lower Fund performance due to increased brokerage costs.

Additional Information about the Funds

Investment in Exchange-Traded Funds. The Funds may each invest in exchange-traded funds, such as iShares® Trust and iShares®, Inc. (“iShares®”). iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in an iShares® fund.
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iShares® is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares® offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

99

Additional Information About the Funds’ Investments

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Because most exchange-traded funds are investment companies, investment in most such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company unaffiliated with the funds to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets, unless otherwise permitted under the 1940 Act, or the rules thereunder. The Funds may invest their respective assets in shares of ETFs or other mutual funds in exces of the statutory limits in reliance on an exemptive order issued to it and the Adviser.
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Portfolio Holdings

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The Funds have established policies and procedures with respect to the disclosure of the Funds’ portfolio holdings. A description of these policies and procedures is provided in the SAI. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Funds’ website (www.fifththirdfunds.com). This information will be posted no sooner than 15 days after each relevant month’s end for all Funds except the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund and no later than five business days after each relevant month’s end for the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund, and will remain accessible on the website until the next month’s information is posted for the Non-Money Market Funds and for at least six months for the Money Market Funds.
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Fund Management

Investment Adviser and Subadviser

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Fifth Third Asset Management, Inc., (the “Adviser” or “FTAM”), 38 Fountain Square Plaza, Cincinnati, Ohio 45202, serves as investment adviser to the Funds. The Adviser is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced and knowledgeable investment professionals, advanced research resources, and disciplined investment processes, the Adviser’s goal is to produce superior, long-term investment results and client satisfaction.
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Subject to the supervision of the Funds’ Board of Trustees, the Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Adviser employs an experienced staff of over 40 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Adviser also furnishes office space and certain administrative services to the Funds.

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As of September 30, 2011, Fifth Third Asset Management, Inc. had approximately $14.59 billion of assets under management, including approximately $8.25 billion of assets in the Fifth Third Funds.
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A discussion of the basis for the Board of Trustees’ approval of the Funds’ investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.

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The Adviser may appoint one or more subadvisers to manage all or a portion of the assets of the Funds. On September 28, 2005, the Securities and Exchange Commission (“SEC”) granted exemptive relief to the Funds and the Adviser to permit the Adviser, subject to certain conditions, including the one-time prior approval of the Fifth Third Funds’ Board of Trustees and shareholders, to appoint and replace subadvisers, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Funds without shareholder approval. The Adviser has received the one-time approval from the Fifth Third Funds’ Board of Trustees and shareholders. The exemptive order gives the Adviser the ability to change the fee payable to a subadviser or appoint a new subadviser at a fee different than that paid to the current subadviser, which in turn may result in a different fee retained by the Adviser.

Fort Washington Investment Advisors, Inc. (“Fort Washington”), 303 Broadway Street, Suite 1200, Cincinnati, OH 45202-4133, serves as investment subadviser to High Yield Bond Fund. As of September 30, 2011, Fort Washington, together with its wholly-owned subsidiaries, had approximately $39.20 billion of assets under management.
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100

Fund Management

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The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2011 are as follows:
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As a percentage of
average net assets

Small Cap Growth Fund	0.70%

Mid Cap Growth Fund	0.70%

Quality Growth Fund	0.80%

Dividend Growth Fund	0.60%

Micro Cap Value Fund	1.00%

Small Cap Value Fund	0.85%

All Cap Value Fund	0.80%

Disciplined Large Cap Value Fund	0.70%

Structured Large Cap Plus Fund	0.65%

Equity Index Fund	0.10%

International Equity Fund	0.81%

Strategic Income Fund	0.55%

LifeModel Aggressive FundSM	0.03%

LifeModel Moderately Aggressive FundSM	0.03%

LifeModel Moderate FundSM	0.03%

LifeModel Moderately Conservative FundSM	0.03%

LifeModel Conservative FundSM	0.03%

High Yield Bond Fund[1]	0.70%

Total Return Bond Fund	0.45%

Short Term Bond Fund	0.40%

Prime Money Market Fund	0.23%

Institutional Money Market Fund	0.10%

Institutional Government Money Market Fund	0.10%

U.S. Treasury Money Market Fund	0.09%

1. The Adviser paid a portion of this fee to the Fund’s subadviser.
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Portfolio Managers

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Small Cap Growth Fund

The Fifth Third Small Cap Growth Fund is managed by a team of investment professionals. Scott Billeadeau, CFA is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Billeadeau is assisted in managing the Fund by Martin Hargrave, CFA. Messrs. Billeadeau and Hargrave have served the Fund since February 2005.
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Mid Cap Growth Fund

The Fifth Third Mid Cap Growth Fund is managed by a team of investment professionals. Jon Fisher, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Fisher is assisted in managing the Fund by Mark Demos, CFA, and Dan Popowics, CFA. Messrs. Fisher, Demos and Popowics have each served the Fund since April 2010.

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Quality Growth Fund

The Fifth Third Quality Growth Fund is managed by a team of investment professionals. Amy Denn is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Ms. Denn is assisted in managing the Fund by Jon Fisher, CFA, and Mark Demos, CFA. Ms. Denn and Mr. Fisher have served the Fund since November 2006; and Mr. Demos has served the Fund since January 2007.
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101

Fund Management

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Dividend Growth Fund

The Fifth Third Dividend Growth Fund is managed by a team of investment professionals. Peter Kwiatkowski, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Kwiatkowski is assisted in managing the Fund by Amy Denn and Dan Popowics, CFA. Mr. Kwiatkowski has served the Fund since August 2005; Ms. Denn has served the Fund since March 2009; and Mr. Popowics has served the Fund since August 2009.

Micro Cap Value Fund

The Fifth Third Micro Cap Value Fund is managed by a team of investment professionals. Eric J. Holmes is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Holmes is assisted in managing the Fund by Craig Nedbalski, CFA and Michael Barr, CFA. Mr. Holmes has been the Fund’s portfolio manager since April 2005, and has served the Fund since February 2003; Mr. Nedbalski has served the Fund since January 2010; and Mr. Barr has served the Fund since September 2011.
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Small Cap Value Fund

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The Fifth Third Small Cap Value Fund is managed by a team of investment professionals. Eric J. Holmes, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Holmes is assisted in managing the Fund by Craig P. Nedbalski, CFA; and Michael Barr, CFA. Mr. Holmes has served the Fund since April 2003; Mr. Nedbalski has served the Fund since January 2010; and Mr. Barr has served the Fund since September 2011.

All Cap Value Fund

The Fifth Third All Cap Value Fund is managed by a team of investment professionals. Peter M. Klein, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Klein is assisted in managing the large and mid capitalization portion of the Fund by Mary Jane Matts, CFA; Scott G. Richter, CFA; and Ted Y. Moore, CFA. Ms. Matts has assisted in managing the Fund since July 2005; Mr. Richter has assisted in managing the Fund since January 2007; and Mr. Moore has assisted in managing the Fund since June 2008. Mr. Klein is assisted in managing the small, mid, and micro capitalization portion of the Fund by Eric J. Holmes, CFA; Craig P. Nedbalski, CFA; and Michael Barr, CFA. Mr. Holmes has assisted in managing the Fund since February 2003; Mr. Nedbalski has assisted in managing the Fund since January 2010; and Mr. Barr has assisted in managing the Fund since September 2011.

Disciplined Large Cap Value Fund

The Fifth Third Disciplined Large Cap Value Fund is managed by a team of investment professionals. Mary Jane Matts, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Ms. Matts is assisted in managing the Fund by Scott G. Richter, CFA, and Ted Y. Moore, CFA. Ms. Matts has served the Fund since July 2005; Mr. Richter has served the Fund since January 2007; and Mr. Moore has served the Fund since June 2008.

Structured Large Cap Plus Fund

The Fifth Third Structured Large Cap Plus Fund is managed by a team of investment professionals. Mark Koenig, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Koenig is assisted in managing the Fund by Michael P. Wayton, CFA, and Samrat Bhattacharya, Ph.D. Messrs. Koenig and Wayton have served the Fund since February 2005, and Dr. Bhattacharya has served the Fund since November 2007.

Equity Index Fund

The Fifth Third Equity Index Fund is managed by a team of investment professionals. Mike Wayton, CFA, is the Fund’s lead portfolio manager and Mark Koenig, CFA, is a portfolio manager and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Wayton and Koenig are assisted in managing the Fund by Zhiqiang Sun, Ph.D.
Messrs. Wayton and Koenig have served the Fund since February 2005; and Dr. Sun has served the Fund since November 2010.

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International Equity Fund

The Fifth Third International Equity Fund is managed by a team of investment professionals. Mark Koenig, CFA, is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Koenig is assisted in managing the Fund by Zhiqiang Sun, Ph.D, and Helena Beltran-Lopez, Ph.D. Mr. Koenig and Dr. Sun have served the Fund since November 2007; and Dr. Beltran-Lopez has served the Fund since November 2010.
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102

Fund Management

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Strategic Income Fund

The Fifth Third Strategic Income Fund is managed by a team of investment professionals. Peter Kwiatkowski, CFA, is the Fund’s lead portfolio manager and David Withrow, CFA, is a portfolio manager and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Kwiatkowski and Withrow are assisted in managing the Fund by Mitchell Stapley, CFA; Mirko Mikelic, John Cassady, CFA; Dan Popowics, CFA; and Jason Schwartz, CFA. Mr. Kwiatkowski has led the Fund since March 2009, and served the Fund since February 2002; Messrs. Withrow, Stapley and Mikelic have served the Fund since November 2007; Mr. Cassady has served the Fund since November 2009; Mr. Popowics has served the Fund since August 2009; and Mr. Schwartz has served the Fund since November 2010.

LifeModel Aggressive FundSM
The Fifth Third LifeModel Aggressive FundSM is managed by a team of investment professionals. E. Keith Wirtz, CFA, is the Fund’s lead portfolio manager and Mitchell Stapley, CFA, and Scott Billeadeau, CFA, are portfolio managers and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Wirtz and Stapley have served the Fund since August 2006, and Mr. Billeadeau has served the Fund since September 2007.

LifeModel Moderately Aggressive FundSM
The Fifth Third LifeModel Moderately Aggressive FundSM is managed by a team of investment professionals. E. Keith Wirtz, CFA, is the Fund’s lead portfolio manager and Mitchell Stapley, CFA, and Scott Billeadeau, CFA, are portfolio managers and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Wirtz and Stapley have served the Fund since August 2006, and Mr. Billeadeau has served the Fund since September 2007.

LifeModel Moderate FundSM
The Fifth Third LifeModel Moderate FundSM is managed by a team of investment professionals. E. Keith Wirtz, CFA, is the Fund’s lead portfolio manager and Mitchell Stapley, CFA, and Scott Billeadeau, CFA, are portfolio managers and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Wirtz and Stapley have served the Fund since August 2006, and Mr. Billeadeau has served the Fund since September 2007.

LifeModel Moderately Conservative FundSM
 The Fifth Third LifeModel Moderately Conservative FundSM is managed by a team of investment professionals. E. Keith Wirtz, CFA, is the Fund’s lead portfolio manager and Mitchell Stapley, CFA, and Scott Billeadeau, CFA, are portfolio managers and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Wirtz and Stapley have served t he Fund since August 2006, and Mr. Billeadeau has served the Fund since September 2007.

LifeModel Conservative FundSM
The Fifth Third LifeModel Conservative FundSM is managed by a team of investment professionals. E. Keith Wirtz, CFA, is the Fund’s lead portfolio manager and Mitchell Stapley, CFA, and Scott Billeadeau, CFA, are portfolio managers and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Wirtz and Stapley have served the Fund since August 2006, and Mr. Billeadeau has served the Fund since September 2007.

High Yield Bond Fund

The Fifth Third High Yield Bond Fund is managed by a team of investment professionals. Brendan White, CFA and Timothy J. Jossart, CFA, are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. White and Jossart are assisted in managing the Fund by Mitchell Stapley, CFA. Messrs. White and Stapley have each served the Fund since November 2005 and Mr. Jossart has served the Fund since March 2011.

Total Return Bond Fund

The Fifth Third Total Return Bond Fund is managed by a team of investment professionals. John Cassady, CFA is the Fund’s lead portfolio manager and Mitchell Stapley, CFA, and David Withrow, CFA, are portfolio managers, and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Cassady, Stapley and Withrow are assisted in managing the Fund by Mirko Mikelic and Jason Schwartz, CFA and Michael Kemer. Mr. Cassady has served the Fund since
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103

Fund Management

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October 2001; Mr. Stapley has served the Fund since March 1995; Mr. Mikelic has served the Fund since April 2005; Mr. Withrow and Mr. Schwartz have served the Fund since November 2007; and Mr. Kemer has served the Fund since November 2011.

Short Term Bond Fund

The Fifth Third Short Term Bond Fund is managed by a team of investment professionals. John Hoeting, CFA, is the Fund’s lead portfolio manager and David Withrow, CFA, and Mitchell Stapley, CFA, are portfolio managers, and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Hoeting, Withrow and Stapley are assisted in managing the Fund by John Cassady, CFA; Jason Schwartz, CFA; and Michael Kemer. Mr. Hoeting has served the Fund since April 2004; Mr. Withrow has served the Fund since May 2002; Mr. Stapley has served the Fund since November 1996; Mr. Cassady and Mr. Schwartz have served the Fund since November 2007; and Mr. Kemer has served the Fund since November 2010.
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Biographies of Portfolio Managers

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Michael Barr is a Portfolio Manager on the Small Cap Value Strategies team for FTAM. He joined FTAM in 2011 and has 24 years of investment experience. Prior to joining FTAM, Mr. Barr was with Victory Capital Management since 1998, where he was a Managing Director - Equity Analyst, providing stock research and analysis focusing on Healthcare, Consumer Staples, Cyclicals, and Basic Industries throughout his tenure. He graduated from the University of Missouri with a B.S.B.A. in Finance. He is a CFA charterholder.

Helena Beltran-Lopez is a Portfolio Manager on the Structured Products team for FTAM. She joined FTAM in 2008 and has 9 years of experience in financial econometric modeling, macroeconomic analysis, and forecasting. Prior to joining FTAM, Helena worked as a Research Analyst in Economic Analysis and Forecasting for the Catholic University of Louvain, where its clients included banks and newspapers. Previously, she and co-authors were awarded the De le Vega prize for a paper related to European market microstructure, delivered by the Federation of European Securities Exchanges (FESE). Helena graduated from the University of Angers (France) with a B.A. in Economics, and also holds an M.A. and a Ph.D. in Economics from the Catholic University of Louvain (Belgium).

Samrat Bhattacharya is a Portfolio Manager on the Structured Products team for FTAM. He joined FTAM in 2005 and has 14 years of experience in statistical analysis and econometric modeling. Prior to joining FTAM, he worked as a Research Analyst at the Indian Council of Research on International Economic Relations. In this capacity, he developed models for explaining trade patterns across different countries. He currently serves as a member of both the American Finance and American Economic Associations. He graduated with an M.S. in Economics and M. Philosophy in Economics, and has a Ph.D. in Economics from The Ohio State University, where he specialized in economic modeling.

Scott A. Billeadeau is the Director of Small Cap Growth Strategies for FTAM. He joined FTAM in 2003 and has 25 years of investment experience. Prior to joining FTAM, he was a Portfolio Manager and a principal of Paladin Investment Associates. Prior to that, he held positions with Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB, and Bank of America Investment Management. Mr. Billeadeau serves on the Board of Directors at FactSet Research Systems and chairs its Audit Committee, and is a member of the Twin City Society of Security Analysts. Mr. Billeadeau graduated from Princeton University with an A.B. in Economics and is a CFA charterholder.

John L. Cassady III is a Senior Portfolio Manager on the Taxable Fixed Income team for FTAM. He joined FTAM in 2001 and has 21 years of investment experience. Prior to joining FTAM, he held a similar position at Lyon Street Asset Management, a subsidiary of Old Kent Bank, which was acquired by Fifth Third Bank. Previously, he was a fixed income portfolio manager at Atlantic Portfolio Analytics & Management (APAM) which has since been acquired by Utendahl Capital Management (now UCM Partners). He is a member of the CFA West Michigan Society. Mr. Cassady graduated from Georgia Institute of Technology with a B.S. in Industrial Management and is a CFA charterholder.

Mark Demos is a Portfolio Manager on the Large Cap Growth Strategies team for FTAM. He joined FTAM in 2006 and has 13 years of investment experience. From 1999 to 2006, Mark served as an Equity Analyst for Fifth Third Bank Investment Advisors and previously served as an Analyst for the Ohio Company. He is a member of the CFA Society of Minnesota. Mark graduated with honors from Lee University with a B.S. in Business Administration and is a CFA charterholder.

Amy Denn is the Director of Large Cap Growth Strategies for FTAM. She joined FTAM in 2003 and has 15 years of investment management experience. Prior to joining FTAM, she was a Portfolio Manager for Paladin Investment Associates. Prior to that, she held positions with Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. Ms. Denn graduated from Minnesota State University, Mankato with a B.S. in Business Administration, majoring in Accounting and Finance.
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104

Fund Management

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Jon Fisher is the Director of Mid Cap Growth Strategies and a Portfolio Manager on the Large Cap Growth Strategies team for FTAM. He joined FTAM in 2003 and has 21 years of investment experience. Prior to joining FTAM, he served as an Equity Analyst for Fifth Third Bank Investment Advisors. Prior to that, he served as a Portfolio Manager and Equity Analyst for PNC and subsequently worked at Dain Bosworth as an Equity Analyst. He also served as President of the Cincinnati Society of Financial Analysts and taught courses in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers. Mr. Fisher graduated from the University of Iowa with a B.S. in Business Administration, majoring in Finance, and went on to earn an M.B.A. from the University of Chicago. He is a CFA charterholder.

Martin E. Hargrave is a Portfolio Manager on the Small Cap Growth Strategies team for FTAM. He joined FTAM in 2003 and has 19 years of investment experience. Prior to joining FTAM, he was a Portfolio Manager for Paladin Investment Associates. Prior to that, he held positions with Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. Prior to that, he worked at Sunkist Growers, Inc. where he was responsible for managing employee benefits investments, banking relationships, and cash management operations. Mr. Hargrave graduated with a B.S. from the University of Southern California, received an M.B.A. from the Anderson School at the University of California, Los Angeles, and is a CFA charterholder.

John P. Hoeting is the Director of Liquidity Management, responsible for the formation of short-term fixed income strategies and the management of taxable money market mutual funds for FTAM. He joined FTAM in 2001 and has 19 years of investment experience. Prior to joining FTAM, John served in a similar capacity for Fifth Third Bank Investment Advisors. He is a member of the Cincinnati Society of Financial Analysts. John graduated from the University of Dayton with a B.S. in Finance and is a CFA charterholder.

Eric J. Holmes is the Director of the Small Cap Value Strategies team for FTAM. He joined FTAM in 2003 and has 17 years of investment experience. Prior to joining FTAM, he was a Director for Victory Capital Management on the Large Cap Value product, covering the Insurance and miscellaneous Consumer Cyclicals industries. Mr. Holmes also spent 5 years with Manning & Napier Advisors as a Research Analyst, Research Associate, and Research Assistant for the Small Cap Value and Large Cap Value products. He graduated summa cum laude from the State University of New York at Geneseo with a B.A. in Economics, received an M.B.A. in Finance from the Rochester Institute of Technology, and is a CFA charterholder.

Michael Kemer is a Portfolio Manager on the Fixed Income team for FTAM, providing credit research, portfolio strategy, and economic analysis for the taxable fixed income portfolios. He also serves as an Analyst for the Asset-Backed Securities (ABS) market. Michael joined FTAM in 2004 and has 7 years of investment experience. He graduated with a B.S. in Finance and received an M.B.A., both from the University of Dayton, and is currently a member of the Cincinnati Society of Financial Analysts. Michael is currently a Level II candidate for the CFA Charter.

Peter M. Klein is the Managing Director of Value Strategies and the Director of the All Cap Value Strategy for FTAM. He joined FTAM in 2001 and has 31 years of investment experience. Prior to joining FTAM, he served as Portfolio Manager with Gelfand/Maxus Asset Management which was acquired by Fifth Third Bank in 2001. In this capacity, he was actively involved in the investment management of individual and institutional portfolios. He graduated magna cum laude from John Carroll University with a B.A. in Philosophy, and went on to receive his M.B.A from Cleveland State University. He is a CFA charterholder.

Mark Koenig is the Managing Director of Structured Products for FTAM. He joined FTAM in 2004 and has 16 years of investment experience. Prior to joining FTAM, he served as the Director of Quantitative Analysis at National City from 1999-2004. In this role, he was responsible for the management of the quantitative equity products and the development of decision support models for National City’s fundamental equity teams. From 1995-1998, Mr. Koenig was a Quantitative Analyst for National City Investment Management Company where he was responsible for developing risk analytics to support the bank’s fixed income desk. Prior to that, he spent 10 years as a Research Engineer at Draper Laboratories where he specialized in developing guidance, navigation and control algorithms for spacecraft, aircraft, and underwater vehicles. He is currently a member of the CFA Society of Cleveland, the American Finance Association, and the Society of Quantitative Analysts. Mr. Koenig graduated from the University of Cincinnati with a B.S. in Aerospace Engineering, from the University of Arizona with an M.S. in Electrical Engineering, and from Carnegie Mellon with an M.S. in Computational Finance. He is a CFA charterholder.

Peter Kwiatkowski is the Director of Growth and Income Strategies for FTAM. He joined FTAM in 2002 and has 12 years of investment experience. Prior to joining FTAM, he worked in Fifth Third Bank’s Treasury Group where his responsibilities included structured finance, investments, balance sheet management, and economic analysis. Prior to that, Mr. Kwiatkowski served as a Portfolio Analyst for Pacific Investment Management Company (PIMCO). His previous experience also includes 7 years in real estate, most recently as the manager of a unit handling defaulted mortgages. He is a member of the Cincinnati Society of Financial Analysts and a volunteer financial counselor. He graduated summa cum laude from California State University at Long Beach with a B.S. in Finance, Real Estate, and Law and is a CFA charterholder.
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Fund Management

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Mary Jane Matts is the Director of the Large Cap Value Strategies team for FTAM. She joined FTAM in 2005 and has 24 years of investment experience. Prior to joining FTAM, Ms. Matts served in various investment management capacities at National City beginning in 1995, including leading the Value Equity Team for National City’s institutional asset management group and serving as Director of Research for National City Wealth Management. Prior to that, she was the Director of Research at Society Asset Management Inc. (now known as Victory Capital Management). Ms. Matts has a B.A. in Economics, conferred with Honors with Distinction, from Kenyon College, an M.B.A. from Case Western Reserve University, and is a CFA charterholder.

Mirko M. Mikelic is a Senior Portfolio Manager on the Fixed Income team, responsible for research and portfolio strategy for FTAM. He joined FTAM in 2003 as a Senior Fixed Income Analyst and has 14 years of investment experience. Prior to joining FTAM, Mr. Mikelic was an International Equity Analyst at Reach Capital Management and authored research reports for CCN LLC. Prior to CCN, he spent several years on the liability management desk of Credit Suisse First Boston/DLJ where he also worked with several of the largest fixed income managers globally in a mortgage sales capacity. Mr. Mikelic began his career in the investment business as a Fixed Income Associate on Morgan Stanley’s mortgage research and trading desks as part of their fixed income training program. He graduated from Kalamazoo College with a B.A. in Chemistry and Physics, and went on to earn a B.S.E.E. from Wayne State University as part of a 3/2 Engineering program. After a summer at Harvard, he entered the University of Chicago and completed an M.A. in International Political Economy/Relations and later, an M.B.A. in Analytic Finance and Accounting.

Ted Y. Moore is a Portfolio Manager on the Large Cap Value Strategies team for FTAM. He joined FTAM in 2006 and has 15 years of investment experience. From 2000 to 2006, he was an Equity Research Analyst for National City Private Client Group. Prior to that, he was a Small and Mid Cap Stock Analyst for Driehaus Capital Management, and earlier, Morgan Keegan & Co. Mr. Moore graduated from Williams College with a B.A. in History and earned an M.B.A. in Finance from Indiana University. He is a CFA charterholder.

Craig P. Nedbalski is a Portfolio Manager on the Small Cap Value Strategies team for FTAM. He joined FTAM in 2005 and has 16 years of investment experience. Prior to joining FTAM, Mr. Nedbalski was with Victory Capital Management where he was a Managing Director, providing stock research and analysis with a focus on the Telecommunications, Media, Consumer Discretionary, and Technology sectors. He graduated from Cleveland State University with a B.B.A. in Finance, and received his M.B.A. from Baldwin-Wallace College. He is a CFA charterholder.

Dan Popowics is a Portfolio Manager on the Growth & Income Strategies team and serves as a Portfolio Manager for Mid Cap Growth strategies for FTAM. He joined FTAM in 2009 and has 12 years of investment experience. From 1999 to 2009, Mr. Popowics was an Equity Analyst with Fifth Third Bank Investment Advisors and covered the Consumer Discretionary, Consumer Staples, Health Care, and Financials sectors. Mr. Popowics graduated from Duke University with a B.A. in Economics and went on to earn an M.B.A. from Rensselaer Polytechnic Institute. He is a CFA charterholder.

Scott G. Richter is a Portfolio Manager on the Large Cap Value Strategies team for FTAM. He joined FTAM in 2007 and has 14 years of investment experience as a portfolio manager and analyst. From 1998 to 2007, he was a Senior Portfolio Manager and owning Partner at Cleveland-based Weber, Fulton and Felman (acquired by BNY Mellon in 2002). Mr. Richter has an additional 13 years of industry experience in engineering, public accounting, retail product management, operations, and management consulting gained prior to entering the investment industry. Mr. Richter graduated from the University of Rochester with a B.S. in Mechanical Engineering with High Distinction. He also holds an M.B.A. from Harvard University’s Graduate School of Business. He is a CFA charterholder.

Jason M. Schwartz serves as a Portfolio Manager on the Fixed Income team for FTAM. He joined FTAM in 2004 and has 7 years of investment experience. He is a member of the Cincinnati Society of Financial Analysts. He graduated from the University of Kentucky in 2004 with a B.B.A. in Finance and is a CFA charterholder.

Mitchell L. Stapley is the Chief Fixed Income Officer overseeing all Fixed Income strategies for FTAM. He joined FTAM in 2001 and has 27 years of investment experience. Prior to joining FTAM, he held a similar position at Lyon Street Asset Management, a subsidiary of Old Kent Bank, which was later acquired by Fifth Third Bank. Previously, he was Manager of Short Term Investments/Foreign Exchange Exposure at Navistar International Corporation in Chicago. While at Navistar, he was responsible for both investment strategy and implementation, and foreign exchange hedging and trading. Prior to that, Mr. Stapley served as a Portfolio Manager for William Wrigley Jr. Company in Chicago. He is a member of the Detroit Bond Club, is on the investment committee for the Western Michigan University Endowment Fund, and has served as the President of the Investment Analysts’ Society of Chicago-West Michigan Chapter. He graduated with a B.A. from Albion College and is a CFA charterholder.

Zhiqiang Sun is a Portfolio Manager on the Structured Products team for FTAM. He joined FTAM in 2006 and has more than 11 years of statistical analysis, banking and investment experience, specializing in statistical modeling, optimization, risk management, and asset pricing. From 2000 to 2006, he worked as a Senior Risk Analyst in National City Investment Management Company’s risk management
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Fund Management

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department, where his responsibilities included analyzing the bank’s balance sheet exposure to market and credit risk. During his time at National City, he also worked as a Senior Portfolio Manager developing models for investment style selection and optimization, and as a Senior Business Analyst in the consumer and small business division in which he helped create forecasting models and valuation models, while also conducting price sensitivity and optimization analysis. Mr. Sun has a Ph.D. in Operations Research (Finance concentration) from Case Western Reserve University. He also holds an M.S. in Applied Mathematics from East China University of Science and Technology and a B.S. in Statistics from Fudan University.

Michael Wayton is a Portfolio Manager on the Structured Products team for FTAM. He joined FTAM in 2004 and has 12 years of investment experience. Prior to joining FTAM, he was a Quantitative Analyst for the National City Investment Management Company, responsible for developing quantitative equity models and the management of the firm’s passive assets. Prior to that, he worked for National City’s Private Client Group, which he joined in January 1999. Mr. Wayton is currently a member of the CFA Society of Cleveland. He graduated from The Ohio State University with a B.S.B.A. in Finance and is a CFA charterholder.

E. Keith Wirtz is the President and Chief Investment Officer for FTAM. He joined FTAM in 2003 and has 29 years of investment experience. Prior to joining FTAM, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. Prior to that, he was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. Prior to that, he held a variety of investment management positions at Bank of America Corp. including Chief Investment Officer. Mr. Wirtz graduated from Arizona State University with a B.S. in Finance and is a CFA charterholder.

David L. Withrow is the Director of Taxable Fixed Income, responsible for the management of actively managed fixed income portfolios for FTAM. He joined FTAM in 2001 as a Senior Fixed Income Portfolio Manager and has 22 years of investment experience. Prior to that, David served in a similar capacity for Fifth Third Bank Investment Advisors. He is a member of the Cincinnati Society of Financial Analysts and a Board member for The Cooperative for Education in Cincinnati, Ohio. Mr. Withrow graduated from Anderson University with a B.A. in Economics and is a CFA charterholder.
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Fort Washington Investment Advisors, Inc.

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Timothy J. Jossart is a Chartered Financial Analyst and is currently an Assistant Vice President, Assistant Portfolio Manager and a Senior Credit Analyst focusing on high yield fixed income securities at Fort Washington. Mr. Jossart joined Fort Washington in 1996 as a member of the Public Equity team before moving to High Yield in 2005. Prior to joining Fort Washington, Mr. Jossart worked for Star Bank in Cincinnati where he was an equity analyst supporting Trust Department investments. Prior to his work at Star Bank, he spent two and a half years as a credit analyst with PNC Bank overseeing corporate credits. Mr. Jossart earned a BBA in Finance from the University of Wisconsin-Madison.

Brendan M. White is a Chartered Financial Analyst and is currently a Managing Director and Senior Portfolio Manager of Fort Washington. He has worked for Fort Washington since 1993 and has over 18 years of fixed-income management experience. Mr. White holds an MBA from Xavier University and a B.S. in Finance from Ohio State University.
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The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ownership of securities in the Funds.

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Shareholder Information

Purchasing and Selling Fund Shares

Pricing Money Market Fund Shares

Each Fund’s net asset value (“NAV”) is calculated by dividing a Fund’s net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

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Each Fund calculates its NAV at 4:00 p.m. Eastern Time. Each Fund’s NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Securities Industry and Financial Markets Associatin (“SIFMA”)) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas.
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Pricing Non-Money Market Fund Shares

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The price of Fund shares is based on a Fund’s NAV, which, for the LifeModel FundsSM, in turn is based on the NAVs of the underlying Funds in which they invest. Each Fund’s NAV is calculated by dividing a Fund’s net assets by the number of its shares outstanding. Pursuant to procedures adopted by the Funds’ Board of Trustees, the value of each portfolio instrument held by the Funds is determined by using market prices, where available, and fair market values. In addition, under special circumstances, such as when an event occurs after the close of the exchange on which a Fund’s portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which in the Adviser’s opinion has materially affected the price of those securities, the Fund may use fair value pricing.

There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. Each Fund’s NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange (“NYSE”) is open for regular trading. On any day that the stock or principal bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.
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Each Fund’s NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Additional Information About Pricing Fund Shares

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Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Funds’ distributor. The Trust has authorized one or more brokers to receive on its behalf purchase or redemption orders. These brokers are authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the NYSE by a financial intermediary that has been authorized to accept orders on the Trust’s behalf will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. Each financial intermediary’s agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the NYSE to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.
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The purchase or sale of Fund shares through financial intermediaries may be subject to transaction fees or other different or additional fees than those otherwise disclosed in this Prospectus.

Purchasing and Adding To Your Shares

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All purchase orders for the Non-Money Market Funds must be received by the Funds’ transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day’s NAV. All purchase orders for the Money Market Funds must be received by the Funds’ transfer agent by 4:00 p.m. Eastern Time in order to receive that day’s NAV and dividends. Purchase orders received after 4:00 p.m. Eastern Time will be processed on the following business day.

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Shareholder Information

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You may purchase Class A and Class C shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares (“Dealers”). In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.
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Institutional shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Institutional shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional shares are also offered to private and institutional clients of, or referred by, the Adviser, Fort Washington, and their affiliates. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

Preferred, Select and Trust shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.–Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Preferred, Select or Trust shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

Abusive Trading Practices

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts (“omnibus accounts”) include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between the Funds and the financial intermediaries holding such omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. In addition to the Funds’ frequent trading policies, the Funds may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through omnibus accounts. These policies and procedures may be different than those utilized by the Funds.

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The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a NAV that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity in the Funds’ shares are responsible for (i) rejecting any purchase or exchange or (ii) terminating purchase or exchange privileges if, in the judgment of FTAM (the Funds’ Administrator), the transaction would adversely affect a Fund or its shareholders. The Funds recognize that FTAM will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.
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Additional Shareholder Information

How to Purchase Shares

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O.Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

For accounts held at other financial institutions, contact your investment representative at your financial institution.

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Shareholder Information

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:

•	minimum initial or subsequent investment requirements
•	exchange policies
•	cut-off time for investments
•	redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment Amounts

The minimum initial investment in Class A shares or Class C shares of the Funds offered by this Prospectus is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. The maximum investment for total purchases of Class C shares by a shareholder is $999,999. These limitations on purchases of Class C shares do not apply to retirement plans or omnibus accounts. The investment limitations described are for your benefit. They are cumulative and therefore multiple transactions that in total exceed these stated limitations must be disclosed to your investment representative to allow an accurate calculation. It is your responsibility to disclose all your transactions and holdings in the Funds to your investment representative.

The minimum initial investment in Institutional shares of the Funds (except for the Equity Index Fund, the Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund) is $1,000. The minimum initial investment in Institutional shares of the Equity Index Fund, Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund is $5,000,000. An Institutional shareholder’s minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds — rather, the shareholder must meet the minimum amount for each Fund in which she/he wishes to invest. Subsequent investments must be in amounts of at least $50.

The minimum initial investment in Preferred shares of a Fund is $500,000. Subsequent investments must be in amounts of at least $50.

The minimum initial investment in Select shares of a Fund is $1,000,000. Subsequent investments must be in amounts of at least $50.

The minimum initial investment in Trust shares of a Fund is $100,000 (this minimum may be waived for Trust shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.–Institutional Investment Division and their affiliates). Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler’s checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum initial or subsequent investment for all classes of shares.

For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, c/o Boston Financial, P.O.Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

Systematic Investment Program

You may make monthly systematic investments in Class A or Class C shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the following day the Funds are open for business.

Avoid Withholding Tax

Each Fund is required to withhold a portion of dividends, capital gains distributions and redemption proceeds paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number (your social security number for individual

110

Shareholder Information

investors) or otherwise fails to comply with Internal Revenue Service (“IRS”) rules. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

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Other Information

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in the account for a period of time specified by state law.

Generally, non-U.S. citizens and certain U.S. citizens residing outside the United States may not open an account with the Funds.
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Selling Your Shares

You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Funds, their transfer agent, or other servicing agent.

Orders to sell shares of a Fund (except for the Money Market Funds) must be received prior to the time the Fund calculates its NAV in order to receive that day’s NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

Orders to sell shares of the Money Market Funds received by the Funds’ transfer agent by 4:00 p.m. Eastern Time will be processed that day and will not be entitled to that day’s dividend. Orders to sell shares of the Money Market Funds received by the Funds’ transfer agent after 4:00 p.m. Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

In order to sell your Institutional, Preferred, Select or Trust shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.—Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares. The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O.Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

For accounts held at other financial institutions, contact your investment representative at your financial institution. In certain circumstances, shares may be sold only by written request, accompanied by a signature guarantee.

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Shareholder Information

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

•	The address on file has been changed in the last 10 business days;
•	The check is not being mailed to the address on your account;
•	The check is not being made payable to the owner of the account; or
•	You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

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You may obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the Securities Transfer Agents Medallion Program (STAMP), New York Stock Exchange Medallion Signature Program (MSP), or Stock Exchanges Medallion Program (SEMP). Members of the STAMP, MSP, and SEMP are subject to dollar limitations, which must be considered when requesting their guarantee. Notarization does not qualify as a signature guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.
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Systematic Withdrawal Plan

You may make automatic withdrawals for Class A or Class C shares on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

Postponement of Redemption Payments

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

Redemption In-Kind

The Trust reserves the right to pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. Redemptions in-kind are taxable for federal income tax purposes in the same manner as redemptions in cash.

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund’s net asset value if that amount is less than $250,000), the Fund reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

Redemptions Within 15 Days of Investment—Shares Purchased by Check

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

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Exchanging Your Shares

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

Instructions for Exchanging Shares

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O.Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

For accounts held at other financial institutions, contact your investment representative at your financial institution.

Exchanging or Converting Shares

You may exchange your Fund shares for shares of the same class of another Fifth Third Fund based on their relative NAVs.

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In certain circumstances, a fund or the distributor may enter into an agreement with a financial intermediary to permit exchanges from one class of a fund into another class of the same fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the Fund or distributor, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected Fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the Fund or the distributor and the financial intermediary. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the Fund.
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Any conversion between classes of shares of the same Fund should be treated as a tax-free event for federal income tax purposes. By contrast, an exchange between different Funds is a taxable event for federal income tax purposes, and also is generally taxable for state income tax purposes.

Notes on Exchanges

You must meet the minimum investment requirements for the Fund into which you are exchanging.

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

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When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference. Fifth Third has agreed to waive the sales load for former Kent Fund shareholders.

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund. The Exchange Privilege may be changed or eliminated at any time. The Exchange Privilege is available only in states where shares of the Funds may be sold. All exchanges are based on the relative NAV next determined after the exchange order is received by the Funds.
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Shareholder Servicing Fee

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Shareholder servicing fees compensate the distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Preferred shares pay a (non 12b-1) shareholder servicing fee of up to 0.15% of the average daily net assets of the Funds. Select shares pay a (non 12b-1) shareholder servicing fee of up to 0.08% of the average daily net assets of the Funds. Trust shares pay a (non 12b-1) shareholder servicing fee of up to 0.25% of the average daily net assets of the Funds. Class C shares pay a (non 12b-1) shareholder servicing fee of up to 0.25% of the average daily net assets of the Funds.
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Your financial intermediary may not sell shares in all classes of the Funds or may sell classes that are more expensive to you as compensation or reimbursement for differing levels of servicing or expenses associated with your account. The Funds cannot be responsible for ensuring that your financial intermediary is placing you in the most appropriate class of shares as we are not privy to details of your account and are unable to make a determination as to which class is most suitable. You should discuss all compensation with your financial intermediary and be aware of how your account might be affected.

113

Shareholder Information

Share Class Selection

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Class A shares, Class B shares, Class C shares, Institutional shares, Select shares, Preferred shares and Trust shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you. When purchasing shares, you must specify which class of shares you wish to purchase.

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
	Class A	Class B*	Class C	Institutional Shares	Select Shares	Preferred Shares	Trust Shares
Initial Sales Charge	Front-end sales charge (not applicable to money market funds); reduced sales charge available	None	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC)	None	A contingent deferred sales charge will be imposed on shares redeemed within 6 years after purchase	A contingent deferred sales charge will be imposed on shares redeemed within 12 months after purchase	None	None	None	None
Distribution/Service (12b-1) Fee	Subject to annual distribution servicing fees of up to 0.25% of the Fund’s assets	Subject to annual distribution and shareholder servicing fees of 1.00% Fund’s assets	Subject to annual distribution and shareholder servicing fees of 0.75% Fund’s assets	None	None	None	None
Non 12b-1 Shareholder Servicing Fee	None	None	Subject to non 12b-1 fee for shareholders servicing fee of up to 0.25% of the Fund’s assets	None	Subject to non 12b-1 shareholder servicing fee of up to 0.08% of the Fund’s assets	Subject to non 12b-1 shareholder servicing fee of up to 0.15% of the Fund’s assets	Subject to non 12b-1 shareholder servicing fee of up to 0.25% of the Fund’s assets
Fund Expenses	Lower annual expenses than Class B and Class C shares	Higher annual expenses than Class A shares	Higher annual expenses than Class A shares	Lower annual expenses than Class A, Class B and Class C shares	Lower annual expenses than Class A, Class B and Class C shares	Lower annual expenses than Class A, Class B and Class C shares	Lower annual expenses than Class B and Class C shares
Conversion	None	Converts to Class A shares after 8 years	None	None	None	None	None
Maximum Purchase Amount	None	$99,999	$999,999	None	None	None	None
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*	Effective May 11, 2007, Class B shares were closed to all new investments. Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of other Fifth Third Funds.

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Shareholder Information

Applicable Sales Charges

Current information regarding the Fund’s sales charges and breakpoint discounts is available by hyperlink on the Fifth Third Funds’ Web site at www.fifththirdfunds.com.

Front-End Sales Charges - Class A Shares

Class A shares are sold at their public offering price. This price includes the initial sales charge (except the Prime Money Market Fund, which does not impose a sales charge). Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

	Equity Funds,
	Strategic Income Fund and						High Yield Bond Fund
	Asset Allocation Funds			Short Term Bond Fund			Total Return Bond Fund

	Sales			Sales			Sales
	Charge	Charge		Charge	Charge		Charge	Charge
	as % of	as a %		as % of	as a % of		as % of	as a % of
	Offering	of Your	Dealer	Offering	Your	Dealer	Offering	Your	Dealer
	Price	Investment	Reallowance	Price	Investment	Reallowance	Price	Investment	Reallowance

Less than $50,000	5.00%	5.26%	4.50%	3.00%	3.09%	2.60%	4.75%	4.99%	4.25%

$50,000 but less than $100,000	4.50%	4.71%	4.00%	2.50%	2.56%	2.10%	4.50%	4.71%	3.75%

$100,000 but less than $250,000	3.50%	3.63%	3.00%	2.00%	2.04%	1.70%	3.50%	3.63%	3.00%

$250,000 but less than $500,000	2.50%	2.56%	2.10%	1.50%	1.52%	1.25%	2.50%	2.56%	2.10%

$500,000 or more	—	—	—	0.00%	0.00%	— [2]	—	—	—

$500,000 but less than $1,000,000	2.00%	2.04%	1.70%	—	—	—	2.00%	2.04%	1.70%

$1,000,000 or more[1]	0.00%	0.00%	— [2]	—	—	—	0.00%	0.00%	— [2]


1.	If you purchase $1,000,000 or more of Class A shares ($500,000 or more of Class A shares for Short Term Bond Fund) and do not pay a sales charge, and you sell any of these shares before the twelfth month anniversary of purchase, you will pay a 1% (0.50% for Short Term Bond Fund) CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.
2.	With respect to dealer reallowance amounts applicable to purchases of $1,000,000 ($500,000 or more of Class A shares for Short Term Bond Fund) or more, such amounts differ for certain funds as detailed in the statement of additional information under the section entitled, “Payments to Dealers.” Please refer to the statement of additional information for the specific details.

Front-End Sales Charge Reductions – Class A Shares

The Funds offer reduced sales charges on Class A shares under certain circumstances, as defined below. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the greater of the current market value or amount purchased of any shares of any Fifth Third Fund held in your account or accounts listed under “Combination Privilege” below.

As an investor, it is your responsibility to disclose to your investment representative all of your mutual fund holdings to ensure that you receive all sales charge reductions to which you are entitled.

•	Letter of Intent. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A shares (excluding money market fund shares) over a 13-month period to qualify for a reduced sales charge. You must include at least 5.00% of the total amount you intend to purchase with your Letter of Intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. A Letter of Intent may be backdated up to 90 days to include previous purchases for determining your sales charge. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

•	Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, any additional investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the

115

Shareholder Information

following types of accounts: (i) individual or joint accounts; (ii) retirement accounts (IRA’s, 401(k)’s, etc.); or (iii) other accounts owned by the same shareholder (determined by tax ID) or other shareholders eligible under the Combination Privilege defined below. Shareholders may include existing Class A, Class B and Class C shares (with the exception of Money Market Funds held in each class) in the rights of accumulation values to lower their sales charge on purchasing Class A shares.

•	Combination Privilege. Combine accounts of multiple funds (excluding Class A shares of the Prime Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you must provide the distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. It may be necessary to provide information or records regarding shares of the Funds held in: (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).
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Information regarding the Fund’s sales charge reduction program can also be obtained free of charge on the Fifth Third Fund’s web-site: www.fifththirdfunds.com.

Front-End Sales Charge Waivers - Class A Shares

The following transactions qualify for waivers of sales charges that apply to Class A shares:

•	Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any Fifth Third Fund.
•	Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.
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•	Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Adviser and its affiliates, and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the distributor; and any trade organization to which the Adviser or the Administrator belongs.
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•	Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored Qualified Retirement Plans, “wrap” type programs, non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).
•	Shares purchased by former Kent Fund Investment Class shareholders.

Contingent Deferred Sales Charges (CDSCs)

Class B Shares
Class B shares are closed to all new investments. Holders of Class B shares who sell their Class B shares before the end of the sixth year after purchase will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase	% of NAV (at time of purchase or sale if lower) deducted from proceeds

During the first year	5%

During the second year	4%

During the third or fourth years	3%

During the fifth year	2%

During the sixth year	1%

During the seventh or eighth years	0%

Class C Shares

Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Class C shares before the first anniversary of purchase, however, you may pay a 1% contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

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Shareholder Information

CDSC Waivers – Class B and Class C Shares

Class B Shares

The CDSC will be waived under certain circumstances, including the following:

•	Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70½.
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•	Redemptions from accounts following the death or disability of the shareholder.
•	Investors who purchased through a participant directed defined benefit plan.
•	Returns of excess contributions to certain retirement plans.
•	Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.
•	Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation.
•	Shares issued for sweep accounts when a sales commission was not paid at the time of purchase. In this case, the maximum purchase amount is waived also.

Class C Shares

The CDSC will be waived for shares purchased as part of an agreement whereby an organization agrees to waive their customary sales commission.

Distribution and Service Fees

12b-1 fees compensate the distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund’s shares and/or for providing shareholder services. In particular, for Class B and Class C shares, these fees help to defray the distributor’s costs of advancing brokerage commissions to investment representatives.
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The 12b-1 fees vary by share class as follows:

•	Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund, which the distributor may use for shareholder servicing and distribution.
•	Class B shares pay a 12b-1 fee at an annual rate of 1.00% of the average daily net assets of the applicable Fund. The distributor may use 0.25% of the 12b-1 fee for shareholder servicing and 0.75% for distribution.
•	Class C shares pay a 12b-1 fee of 0.75% of the average daily net assets of the applicable Fund, which the distributor may use for distribution. The higher 12b-1 fee on Class C shares, together with the CDSC help to defray the distributor’s costs of advancing brokerage commissions to investment representatives, allowing for these shares to be sold without an “upfront” sales charge.
•	Institutional Shares do not pay a 12b-1 fee.

Please note that Class C shares, Select shares, Preferred shares and Trust shares pay a non-12b-1 shareholder servicing fee of up to 0.25%, 0.08%, 0.15% and 0.25% respectively, of the average daily net assets of the applicable Fund.

While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time Class B and Class C shareholders could end up paying more for these shares than if such shareholders would have purchased Class A shares and paid a front-end sales charge. Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund’s assets on an on-going basis.

Your financial intermediary may not sell shares in all classes of the Funds or may sell classes that are more expensive to you as compensation or reimbursement for differing levels of servicing or expenses associated with your account. The Funds cannot be responsible for ensuring that your financial intermediary is placing you in the most appropriate class of shares as we are not privy to details of your account and are unable to make a determination as to which class is most suitable. You should discuss all compensation with your financial intermediary and be aware of how your account might be affected.

Additional Compensation to Servicing Agents

The Adviser and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of

117

Shareholder Information

sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on “approved” or “select” lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties that are of a type that would typically be provided or incurred directly by Fifth Third Funds’ transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of non-distribution services or incurring these types of costs.

Additional Policies

Reinstatement Privilege

If you have sold Class A shares and decide to reinvest in the Funds within a 90-day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed. The sale of Class A shares and reinvestment may result in a liability for federal income tax purposes.

Conversion to Class A Shares

Class B shares convert automatically to Class A shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

Dealer Compensation and Incentives

The distributor pays Dealers selling Class A shares a one-time concession at the time of sale (“Concession”) equal to the “Dealer Reallowance” set forth in the sales load schedule under “Calculation of Sales Charges – Class A Shares.” Additionally, Dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of the Class A shares owned by their customers as compensation for servicing such shareholders’ accounts. The distributor or Adviser may pay Dealers a finders fee on purchases of Class A shares exceeding $1,000,000 ($500,000 for the Short Term Bond Fund), as described in the SAI.

The distributor or the Adviser pays Dealers selling Class C shares a Concession equal to 1% of the purchase amount. Additionally, beginning in the 13th month following each sale, Dealers receive monthly ongoing compensation of up to 1.00% per year of such Class C shares (0.25% per year for servicing the shareholder accounts, and 0.75% per year as additional reallowance or concession).
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With respect to Class A, Class B and Class C shares, no Concession is paid on shares issued in connection with reinvestments of dividends and capital gains distributions.

In addition, the Adviser or its affiliates, in their sole discretion and out of their own assets, may pay additional amounts to Dealers in connection with the marketing and sale of Fund shares.

The Adviser is not permitted to consider sales of shares of the Funds (or other Fifth Third Funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. Since the Adviser or distributor makes up front dealer concession payments on Class C shares and Class A share finder fees (sales above $1 million or $500,000 for Short Term Bond Fund), the 12b-1 fee shareholder servicing fees and CDSCs, are retained by the distributor or Adviser as reimbursement for such payments.
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Dividends and Capital Gains

All dividends and capital gains distributions will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you do not hold your shares through an IRA account or a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

118

Dividends and Capital Gains

Dividends, if any, are declared daily and paid monthly by the following Funds: Strategic Income Fund, Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund.

Dividends, if any, are declared and paid monthly by the following Funds: High Yield Bond Fund, Total Return Bond Fund and Short Term Bond Fund.

Dividends, if any, are declared and paid quarterly by the following Funds: Equity Index Fund, All Cap Value Fund, Disciplined Large Cap Value Fund, Dividend Growth Fund, Structured Large Cap Plus Fund and LifeModel FundsSM.

Dividends, if any, are declared and paid annually by the following Funds: MidCap Growth Fund, Micro Cap Value Fund, Quality Growth Fund, Small Cap Growth Fund, Small Cap Value Fund and International Equity Fund.

Capital gains, if any, are distributed at least annually.

As discussed in the SAI, if a Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable for federal income tax purposes, but it reduces the shareholder’s basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a stable level of distributions. As a result, the dividends paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.
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Expenses

The expenses for investing in funds of funds, like the LifeModel FundsSM, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a fund of funds indirectly pay a portion of the fees and expenses charged at the underlying fund level. To lessen the impact of expenses incurred at the underlying fund level, the LifeModel FundsSM invest in Institutional shares of the underlying funds, which are not subject to any sales charge or distribution/service (12b-1) fees.

Tax Considerations

This is a brief summary of certain tax consequences relating to an investment in the Funds. The Funds’ SAI provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state, local and foreign laws.

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder, unless the shareholder is a tax exempt holder of Fund shares, such as a qualified retirement plan. The gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and if not held for such period, as short-term capital gain or loss. However, because the money market funds seek to preserve the value of investments at $1.00 per share, it is unlikely that a sale, exchange or redemption of shares in a Money Market Fund will result in a taxable gain or loss.

Taxation of Distributions

Each Fund intends to qualify each year as a regulated investment company for federal income tax purposes. A regulated investment company is not subject to federal income tax at the Fund level on income and gains from investments that are distributed in a timely manner to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to shareholders. Each Fund expects to distribute substantially all of its net investment income (including tax-exempt interest income, if any) and realized net capital gains to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions,

119

Tax Considerations

including capital gain distributions, received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of net investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments that the Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced—in general, to 15% with a 0% rate applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013. For taxable years beginning on or after January 1, 2013, the maximum long-term capital gain rate is scheduled to return to 20%. It is unlikely that the Money Market Funds will distribute long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2013, distributions of net investment income designated by the Fund as derived from “qualified dividend income” will be taxed for federal income tax purposes at the rates applicable to long-term capital gains, provided that certain holding period and other requirements are met at both the shareholder and the Fund level. Dividends received by a Fund from assets from most REITs and certain foreign corporations are not expected to qualify for qualified dividend income when distributed by a Fund.

The Money Market Funds and fixed income funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Each Fund’s use of short sales may bear adversely on the Fund’s ability to designate distributions as qualified dividend income.

Generally, the character of the dividends and distributions a LifeModel FundSM receives from an underlying fund will “pass through” to shareholders, subject to certain exceptions, as long as the LifeModel FundSM and the underlying fund each qualify as a regulated investment company. If a LifeModel FundSM receives dividends from an underlying fund that qualifies as a regulated investment company and the underlying fund designates such dividends as qualified dividend income, then the LifeModel FundSM may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the LifeModel FundSM meets certain holding period and other requirements with respect to the shares of the underlying fund.

A LifeModel FundSM will not be able to offset gains realized by one underlying fund in which it invests against losses realized by another underlying fund in which it invests until it disposes of shares of the underlying fund that realized such losses. Moreover, even when a LifeModel FundSM makes such a disposition, the Fund’s ability to use the loss may be subject to limitations. The use of a fund of funds structure could therefore affect the amount, timing and character of distributions to shareholders and increase the amount of taxes payable by shareholders.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price paid for the shareholder’s shares). See the SAI for further details.

Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year are treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

Foreign Investments

If a Fund or underlying fund invests in foreign securities, please note that investment income received by the Fund or underlying fund from sources within foreign countries may be subject to foreign witholding or other taxes which may decrease the yield of such investments. The United States has entered into tax treaties with many foreign countries that may entitle the Fund or underlying fund to reduced tax rates or exemption from foreign tax on this income. A Fund’s effective rate of foreign tax cannot be predicted since the amount of the Fund’s assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Fifth Third International Equity Fund intends to qualify so as to be eligible to elect to “pass through” to its shareholders foreign income taxes that it pays. If Fifth Third International Equity Fund makes that election, a shareholder in the Fund must include its share of those taxes in gross income as a distribution from the Fund and will be allowed to claim a credit (or a deduction, if that shareholder itemizes deductions) for such amounts on its U.S. federal income tax return, subject to certain limitations. In general, shareholders in other Funds investing in foreign securities will not be entitled to claim a credit or deduction for foreign taxes on their U.S. federal income tax returns. Shareholders should consult their tax advisors for more information with respect to their individual circumstances.

In addition, foreign investment may prompt a Fund to distribute ordinary income more frequently or in greater amounts than purely domestic funds, which could increase a shareholder’s tax liability.

120

Tax Considerations

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. State and local tax laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

This is a brief summary of certain federal income tax consequences relating to an investment in the Funds. The SAI provides further details regarding federal income taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state, local, and foreign laws.

121

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm. PricewaterhouseCoopers LLP’s report relating to the Funds included in this Prospectus, and the Funds’ financial statements, are incorporated by reference in the SAI, which is available upon request.
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
Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets				Less Dividends and
		Resulting from Operations				Distributions from

				Net Realized
				and
				Unrealized	Change in
	Net Asset			Gains/(Losses)	Net Assets
	Value,	Net		from	Resulting	Net	Net
	Beginning	Investment		Investment	from	Investment	Realized
	of Period	Income/(Loss)		Transactions	Operations	Income	Gains

Small Cap Growth Institutional Shares
Year ended 7/31/11	$7.04	(0.02	)Δ	1.99	1.97	—	—
Year ended 7/31/10	$6.08	(0.03	)Δ	0.99	0.96	—	—
Year ended 7/31/09	$8.09	(0.03	)Δ	(1.98)	(2.01)	—	—
Year ended 7/31/08	$13.42	(0.06	)Δ	(0.77)	(0.83)	—	(4.50)
Year ended 7/31/07	$14.10	(0.08	)Δ	2.64	2.56	—	(3.24)

Small Cap Growth Class A Shares
Year ended 7/31/11	$6.54	(0.04	)Δ	1.84	1.80	—	—
Year ended 7/31/10	$5.66	(0.04	)Δ	0.92	0.88	—	—
Year ended 7/31/09	$7.54	(0.04	)Δ	(1.84)	(1.88)	—	—
Year ended 7/31/08	$12.84	(0.08	)Δ	(0.72)	(0.80)	—	(4.50)
Year ended 7/31/07	$13.65	(0.11	)Δ	2.54	2.43	—	(3.24)

Small Cap Growth Class B Shares
Year ended 7/31/11	$5.91	(0.09	)Δ	1.66	1.57	—	—
Year ended 7/31/10	$5.15	(0.08	)Δ	0.84	0.76	—	—
Year ended 7/31/09	$6.92	(0.07	)Δ	(1.70)	(1.77)	—	—
Year ended 7/31/08	$12.21	(0.14	)Δ	(0.65)	(0.79)	—	(4.50)
Year ended 7/31/07	$13.21	(0.20	)Δ	2.44	2.24	—	(3.24)

Small Cap Growth Class C Shares
Year ended 7/31/11	$5.90	(0.09	)Δ	1.66	1.57	—	—
Year ended 7/31/10	$5.16	(0.08	)Δ	0.82	0.74	—	—
Year ended 7/31/09	$6.93	(0.07	)Δ	(1.70)	(1.77)	—	—
Year ended 7/31/08	$12.23	(0.14	)Δ	(0.66)	(0.80)	—	(4.50)
Year ended 7/31/07	$13.23	(0.20	)Δ	2.44	2.24	—	(3.24)

Mid Cap Growth Institutional Shares
Year ended 7/31/11	$8.66	(0.01	)Δ	3.24	3.23	—	—
Year ended 7/31/10	$7.34	(0.02	)Δ	1.34	1.32	—	—
Year ended 7/31/09	$12.03	(0.01	)Δ	(3.27)	(3.28)	—	(1.41)
Year ended 7/31/08	$15.70	(0.05	)Δ	(1.43)	(1.48)	—	(2.19)
Year ended 7/31/07	$16.55	(0.07	)Δ@	2.72	2.65	—	(3.50)

Mid Cap Growth Class A Shares
Year ended 7/31/11	$8.20	(0.04	)Δ	3.06	3.02	—	—
Year ended 7/31/10	$6.96	(0.04	)Δ	1.28	1.24	—	—
Year ended 7/31/09	$11.56	(0.03	)Δ	(3.16)	(3.19)	—	(1.41)
Year ended 7/31/08	$15.20	(0.08	)Δ	(1.37)	(1.45)	—	(2.19)
Year ended 7/31/07	$16.17	(0.11	)Δ@	2.64	2.53	—	(3.50)

Mid Cap Growth Class B Shares
Year ended 7/31/11	$7.28	(0.10	)Δ	2.72	2.62	—	—
Year ended 7/31/10	$6.24	(0.09	)Δ	1.13	1.04	—	—
Year ended 7/31/09	$10.68	(0.07	)Δ	(2.96)	(3.03)	—	(1.41)
Year ended 7/31/08	$14.31	(0.17	)Δ	(1.27)	(1.44)	—	(2.19)
Year ended 7/31/07	$15.50	(0.21	)Δ@	2.52	2.31	—	(3.50)

Mid Cap Growth Class C Shares
Year ended 7/31/11	$6.80	(0.11	)Δ	2.55	2.44	—	—
Year ended 7/31/10	$5.82	(0.08	)Δ	1.06	0.98	—	—
Year ended 7/31/09	$10.13	(0.07	)Δ	(2.83)	(2.90)	—	(1.41)
Year ended 7/31/08	$13.65	(0.16	)Δ	(1.17)	(1.33)	—	(2.19)
Year ended 7/31/07	$14.94	(0.20	)Δ@	2.41	2.21	—	(3.50)

See notes to financial highlights

124

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

				Ratios of	Ratios of
	Net	Total	Net	Expenses	Expenses	Ratios of Net
Total	Asset	Return	Assets,	to	to	Investment
Dividends	Value,	(excludes	End of	Average	Average	Income/(Loss)	Portfolio
and	End of	sales	Period	Net	Net	to Average	Turnover
Distributions	Period	charge)	(000’s)	Assets (a)	Assets (b)	Net Assets	Rate (c)

—	$9.01	27.98%	$30,631	1.27%	1.05%	(0.22)%	74%
—	$7.04	15.79%	$35,914	1.25%	1.01%	(0.45)%	86%
—	$6.08	(24.85)%	$43,273	1.25%	1.01%	(0.48)%	81%
(4.50)	$8.09	(10.17)%	$66,801	1.09%	1.01%	(0.60)%	105%
(3.24)	$13.42	20.45%	$112,591	1.06%	1.01%	(0.59)%	90%

—	$8.34	27.52%	$8,212	1.52%	1.30%	(0.50)%	74%
—	$6.54	15.55%	$7,036	1.50%	1.26%	(0.69)%	86%
—	$5.66	(24.93)%	$6,630	1.50%	1.26%	(0.73)%	81%
(4.50)	$7.54	(10.48)%	$10,722	1.34%	1.26%	(0.86)%	105%
(3.24)	$12.84	20.11%	$16,036	1.30%	1.26%	(0.84)%	90%

—	$7.48	26.57%	$227	2.27%	2.05%	(1.22)%	74%
—	$5.91	14.76%	$351	2.25%	2.01%	(1.46)%	86%
—	$5.15	(25.58)%	$549	2.25%	2.01%	(1.48)%	81%
(4.50)	$6.92	(11.15)%	$897	2.09%	2.01%	(1.61)%	105%
(3.24)	$12.21	19.31%	$1,318	2.06%	2.01%	(1.59)%	90%

—	$7.47	26.44%	$141	2.27%	2.05%	(1.25)%	74%
—	$5.90	14.34%	$111	2.25%	2.01%	(1.44)%	86%
—	$5.16	(25.54)%	$234	2.26%	2.01%	(1.49)%	81%
(4.50)	$6.93	(11.14)%	$273	2.09%	2.01%	(1.61)%	105%
(3.24)	$12.23	19.18%	$426	2.05%	2.01%	(1.60)%	90%

—	$11.89	37.30%	$69,441	1.24%	0.93%	(0.13)%	111%
—	$8.66	17.98%	$68,705	1.23%	0.89%	(0.25)%	92%
(1.41)	$7.34	(23.93)%	$81,725	1.17%	1.01%	(0.15)%	47%
(2.19)	$12.03	(11.24)%	$209,074	1.11%	1.09%	(0.38)%	96%
(3.50)	$15.70	17.32%@	$313,124	1.09%	1.09%	(0.48)%	55%

—	$11.22	36.83%	$16,042	1.49%	1.18%	(0.40)%	111%
—	$8.20	17.82%	$12,084	1.48%	1.14%	(0.50)%	92%
(1.41)	$6.96	(24.18)%	$11,989	1.42%	1.24%	(0.38)%	47%
(2.19)	$11.56	(11.43)%	$20,378	1.36%	1.34%	(0.62)%	96%
(3.50)	$15.20	16.93%@	$29,103	1.35%	1.34%	(0.73)%	55%

—	$9.90	35.99%	$826	2.24%	1.93%	(1.10)%	111%
—	$7.28	16.67%	$1,062	2.23%	1.89%	(1.25)%	92%
(1.41)	$6.24	(24.72)%	$1,883	2.17%	2.00%	(1.13)%	47%
(2.19)	$10.68	(12.14)%	$4,187	2.11%	2.09%	(1.38)%	96%
(3.50)	$14.31	16.14%@	$5,707	2.09%	2.09%	(1.48)%	55%

—	$9.24	35.88%	$559	2.24%	1.93%	(1.26)%	111%
—	$6.80	16.84%	$246	2.23%	1.89%	(1.24)%	92%
(1.41)	$5.82	(24.82)%	$376	2.17%	2.00%	(1.13)%	47%
(2.19)	$10.13	(11.88)%	$714	2.11%	2.09%	(1.37)%	96%
(3.50)	$13.65	16.07%@	$802	2.09%	2.09%	(1.47)%	55%

125

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets				Less Dividends and
		Resulting from Operations				Distributions from

				Net Realized
				and
				Unrealized	Change in
	Net Asset			Gains/(Losses)	Net Assets
	Value,	Net		from	Resulting	Net	Net
	Beginning	Investment		Investment	from	Investment	Realized
	of Period	Income/(Loss)		Transactions	Operations	Income	Gains

Quality Growth Institutional Shares
Year ended 7/31/11	$13.44	0.01	Δ	3.62	3.63	(0.02)	—
Year ended 7/31/10	$12.44	0.02	Δ	1.02	1.04	(0.04)	—
Year ended 7/31/09	$16.57	0.07	Δ	(3.66)	(3.59)	(0.04)	(0.50)
Year ended 7/31/08	$18.52	0.04	Δ	0.72	0.76	(0.04)	(2.67)
Year ended 7/31/07	$15.67	0.11	Δ@	3.07	3.18	(0.08)	(0.25)

Quality Growth Class A Shares
Year ended 7/31/11	$13.04	(0.03	)Δ	3.51	3.48	—	—
Year ended 7/31/10	$12.09	(0.01	)Δ	0.98	0.97	(0.02)	—
Year ended 7/31/09	$16.14	0.04	Δ	(3.56)	(3.52)	(0.03)	(0.50)
Year ended 7/31/08	$18.12	(0.01	)Δ	0.71	0.70	(0.01)	(2.67)
Year ended 7/31/07	$15.36	0.06	Δ@	3.01	3.07	(0.06)	(0.25)

Quality Growth Class B Shares
Year ended 7/31/11	$12.08	(0.13	)Δ	3.25	3.12	—	—
Year ended 7/31/10	$11.27	(0.10	)Δ	0.91	0.81	—	—
Year ended 7/31/09	$15.19	(0.04	)Δ	(3.38)	(3.42)	—	(0.50)
Year ended 7/31/08	$17.30	(0.13	)Δ	0.69	0.56	—	(2.67)
Year ended 7/31/07	$14.74	(0.06	)Δ@	2.88	2.82	(0.01)	(0.25)

Quality Growth Class C Shares
Year ended 7/31/11	$11.70	(0.13	)Δ	3.14	3.01	—	—
Year ended 7/31/10	$10.91	(0.10	)Δ	0.89	0.79	—	—
Year ended 7/31/09	$14.72	(0.04	)Δ	(3.27)	(3.31)	—	(0.50)
Year ended 7/31/08	$16.85	(0.12	)Δ	0.66	0.54	—	(2.67)
Year ended 7/31/07	$14.36	(0.06	)Δ@	2.81	2.75	(0.01)	(0.25)

Dividend Growth Institutional Shares
Year ended 7/31/11	$20.00	0.32	Δ	3.28	3.60	(0.33)	—
Year ended 7/31/10	$18.36	0.27	Δ	1.64	1.91	(0.27)	—
Year ended 7/31/09	$23.76	0.32	Δ	(5.34)	(5.02)	(0.38)	—
Year ended 7/31/08	$25.50	0.34	Δ	(1.77)	(1.43)	(0.31)	—
Year ended 7/31/07	$22.56	0.57	Δ@	2.85	3.42	(0.48)	—

Dividend Growth Class A Shares
Year ended 7/31/11	$19.64	0.25	Δ	3.23	3.48	(0.28)	—
Year ended 7/31/10	$18.03	0.22	Δ	1.61	1.83	(0.22)	—
Year ended 7/31/09	$23.35	0.26	Δ	(5.24)	(4.98)	(0.34)	—
Year ended 7/31/08	$25.07	0.27	Δ	(1.74)	(1.47)	(0.25)	—
Year ended 7/31/07	$22.18	0.49	Δ@	2.82	3.31	(0.42)	—

Dividend Growth Class B Shares
Year ended 7/31/11	$18.97	0.08	Δ	3.11	3.19	(0.10)	—
Year ended 7/31/10	$17.42	0.07	Δ	1.55	1.62	(0.07)	—
Year ended 7/31/09	$22.57	0.14	Δ	(5.08)	(4.94)	(0.21)	—
Year ended 7/31/08	$24.31	0.08	Δ	(1.67)	(1.59)	(0.15)	—
Year ended 7/31/07	$21.53	0.31	Δ@	2.71	3.02	(0.24)	—

Dividend Growth Class C Shares
Year ended 7/31/11	$18.38	0.07	Δ	3.03	3.10	(0.13)	—
Year ended 7/31/10	$16.89	0.06	Δ	1.52	1.58	(0.09)	—
Year ended 7/31/09	$21.92	0.12	Δ	(4.92)	(4.80)	(0.23)	—
Year ended 7/31/08	$23.67	0.08	Δ	(1.68)	(1.60)	(0.15)	—
Year ended 7/31/07	$20.97	0.29	Δ@	2.66	2.95	(0.25)	—

See notes to financial highlights

126

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

				Ratios of	Ratios of
	Net	Total	Net	Expenses	Expenses	Ratios of Net
Total	Asset	Return	Assets,	to	to	Investment
Dividends	Value,	(excludes	End of	Average	Average	Income/(Loss)	Portfolio
and	End of	sales	Period	Net	Net	to Average	Turnover
Distributions	Period	charge)	(000’s)	Assets (a)	Assets (b)	Net Assets	Rate (c)

(0.02)	$17.05	27.01%	$262,161	1.13%	1.06%	0.04%	88%
(0.04)	$13.44	8.33%	$232,350	1.13%	1.06%	0.17%	56%
(0.54)	$12.44	(21.13)%	$237,049	1.13%	1.06%	0.62%	31%
(2.71)	$16.57	2.79%	$371,615	1.11%	1.07%	0.21%	57%
(0.33)	$18.52	20.51%@	$535,734	1.10%	1.08%	0.52%	98%

—	$16.52	26.69%	$64,891	1.38%	1.31%	(0.21)%	88%
(0.02)	$13.04	8.03%	$58,198	1.38%	1.31%	(0.08)%	56%
(0.53)	$12.09	(21.29)%	$61,219	1.38%	1.31%	0.37%	31%
(2.68)	$16.14	2.51%	$90,015	1.36%	1.32%	(0.03)%	57%
(0.31)	$18.12	20.18%@	$92,728	1.35%	1.33%	0.27%	98%

—	$15.20	25.83%	$1,330	2.13%	2.06%	(0.93)%	88%
—	$12.08	7.19%	$2,563	2.13%	2.06%	(0.81)%	56%
(0.50)	$11.27	(21.96)%	$6,185	2.12%	2.06%	(0.37)%	31%
(2.67)	$15.19	1.78%	$14,165	2.11%	2.07%	(0.77)%	57%
(0.26)	$17.30	19.29%@	$11,347	2.10%	2.08%	(0.49)%	98%

—	$14.71	25.73%	$1,113	2.13%	2.06%	(0.95)%	88%
—	$11.70	7.34%	$1,133	2.13%	2.06%	(0.81)%	56%
(0.50)	$10.91	(21.97)%	$1,631	2.13%	2.06%	(0.38)%	31%
(2.67)	$14.72	1.70%	$2,805	2.11%	2.07%	(0.77)%	57%
(0.26)	$16.85	19.30%@	$2,275	2.10%	2.08%	(0.45)%	98%

(0.33)	$23.27	18.02%	$3,292	3.31%	0.73%	1.42%	53%
(0.27)	$20.00	10.44%	$5,127	2.82%	0.73%	1.37%	63%
(0.38)	$18.36	(21.12)%	$6,977	2.22%	0.73%	1.76%	102%
(0.31)	$23.76	(5.69)%	$16,556	1.76%	0.73%	1.33%	76%
(0.48)	$25.50	15.22%@	$18,875	1.67%	0.73%	2.08%	68%

(0.28)	$22.84	17.77%	$2,038	3.57%	0.98%	1.12%	53%
(0.22)	$19.64	10.19%	$1,963	3.07%	0.98%	1.11%	63%
(0.34)	$18.03	(21.37)%	$2,078	2.50%	0.98%	1.49%	102%
(0.25)	$23.35	(5.93)%	$3,074	2.00%	0.98%	1.08%	76%
(0.42)	$25.07	14.97%@	$3,926	1.92%	0.98%	1.80%	68%

(0.10)	$22.06	16.85%	$38	4.33%	1.73%	0.40%	53%
(0.07)	$18.97	9.38%	$70	3.82%	1.73%	0.38%	63%
(0.21)	$17.42	(21.93)%	$113	3.21%	1.73%	0.79%	102%
(0.15)	$22.57	(6.62)%	$225	2.74%	1.73%	0.34%	76%
(0.24)	$24.31	14.11%@	$369	2.66%	1.73%	1.08%	68%

(0.13)	$21.35	16.90%	$152	4.32%	1.73%	0.35%	53%
(0.09)	$18.38	9.34%	$162	3.82%	1.73%	0.35%	63%
(0.23)	$16.89	(21.93)%	$156	3.26%	1.73%	0.75%	102%
(0.15)	$21.92	(6.83)%	$228	2.74%	1.73%	0.34%	76%
(0.25)	$23.67	14.12%@	$356	2.67%	1.73%	1.02%	68%

127

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets				Less Dividends and
		Resulting from Operations				Distributions from

				Net Realized
				and
				Unrealized	Change in
	Net Asset			Gains/(Losses)	Net Assets
	Value,	Net		from	Resulting	Net	Net
	Beginning	Investment		Investment	from	Investment	Realized
	of Period	Income/(Loss)		Transactions	Operations	Income	Gains

Micro Cap Value Institutional Shares
Year ended 7/31/11	$3.92	—	^Δ	0.66	0.66	—	—
Year ended 7/31/10	$3.24	(0.01	)Δ	0.69	0.68	—	—
Year ended 7/31/09	$3.75	0.02	Δ	(0.51)	(0.49)	(0.01)	(0.01)
Year ended 7/31/08	$7.02	0.02	Δ	(0.78)	(0.76)	(0.01)	(2.50)
Year ended 7/31/07	$8.05	0.01	Δ	0.93	0.94	(0.05)	(1.92)

Micro Cap Value Class A Shares
Year ended 7/31/11	$3.63	(0.01	)Δ	0.62	0.61	—	—
Year ended 7/31/10	$3.01	(0.01	)Δ	0.63	0.62	—	—
Year ended 7/31/09	$3.49	0.01	Δ	(0.47)	(0.46)	(0.01)	(0.01)
Year ended 7/31/08	$6.73	0.01	Δ	(0.75)	(0.74)	—	(2.50)
Year ended 7/31/07	$7.80	(0.01	)Δ	0.90	0.89	(0.04)	(1.92)

Micro Cap Value Class B Shares
Year ended 7/31/11	$3.25	(0.04	)Δ	0.55	0.51	—	—
Year ended 7/31/10	$2.71	(0.03	)Δ	0.57	0.54	—	—
Year ended 7/31/09	$3.16	(0.01	)Δ	(0.43)	(0.44)	—	(0.01)
Year ended 7/31/08	$6.39	(0.02	)Δ	(0.71)	(0.73)	—	(2.50)
Year ended 7/31/07	$7.52	(0.06	)Δ	0.86	0.80	(0.01)	(1.92)

Micro Cap Value Class C Shares
Year ended 7/31/11	$3.25	(0.04	)Δ	0.56	0.52	—	—
Year ended 7/31/10	$2.72	(0.04	)Δ	0.57	0.53	—	—
Year ended 7/31/09	$3.17	(0.01	)Δ	(0.43)	(0.44)	—	(0.01)
Year ended 7/31/08	$6.39	(0.02	)Δ	(0.70)	(0.72)	—	(2.50)
Year ended 7/31/07	$7.52	(0.05	)Δ	0.84	0.79	—	(1.92)

Small Cap Value Institutional Shares
Year ended 7/31/11	$16.34	0.13	Δ	3.27	3.40	(0.07)	—
Year ended 7/31/10	$13.48	0.11	Δ	2.85	2.96	(0.10)	—
Year ended 7/31/09	$17.04	0.21	Δ	(3.55)	(3.34)	(0.22)	—
Year ended 7/31/08	$20.29	0.19	Δ	(0.91)	(0.72)	(0.16)	(2.37)
Year ended 7/31/07	$20.89	0.13	Δ	2.12	2.25	(0.08)	(2.77)

Small Cap Value Class A Shares
Year ended 7/31/11	$16.15	0.08	Δ	3.23	3.31	(0.03)	—
Year ended 7/31/10	$13.33	0.06	Δ	2.83	2.89	(0.07)	—
Year ended 7/31/09	$16.84	0.18	Δ	(3.51)	(3.33)	(0.18)	—
Year ended 7/31/08	$20.09	0.14	Δ	(0.90)	(0.76)	(0.12)	(2.37)
Year ended 7/31/07	$20.74	0.08	Δ	2.11	2.19	(0.07)	(2.77)

Small Cap Value Class B Shares
Year ended 7/31/11	$15.42	(0.06	)Δ	3.09	3.03	—	—
Year ended 7/31/10	$12.77	(0.05	)Δ	2.70	2.65	—	—
Year ended 7/31/09	$16.11	0.08	Δ	(3.35)	(3.27)	(0.07)	—
Year ended 7/31/08	$19.34	—	^Δ	(0.86)	(0.86)	—	(2.37)
Year ended 7/31/07	$20.18	(0.08	)Δ	2.05	1.97	(0.04)	(2.77)

Small Cap Value Class C Shares
Year ended 7/31/11	$15.37	(0.07	)Δ	3.08	3.01	—	—
Year ended 7/31/10	$12.73	(0.06	)Δ	2.70	2.64	—	—
Year ended 7/31/09	$16.07	0.08	Δ	(3.33)	(3.25)	(0.09)	—
Year ended 7/31/08	$19.31	—	^Δ	(0.87)	(0.87)	—	(2.37)
Year ended 7/31/07	$20.14	(0.08	)Δ	2.06	1.98	(0.04)	(2.77)

See notes to financial highlights

128

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

				Ratios of	Ratios of
	Net	Total	Net	Expenses	Expenses	Ratios of Net
Total	Asset	Return	Assets,	to	to	Investment
Dividends	Value,	(excludes	End of	Average	Average	Income/(Loss)	Portfolio
and	End of	sales	Period	Net	Net	to Average	Turnover
Distributions	Period	charge)	(000’s)	Assets (a)	Assets (b)	Net Assets	Rate (c)

—	$4.58	16.84%	$26,317	1.71%	1.35%	(0.08)%	59%
—	$3.92	20.99%	$21,195	1.82%	1.35%	(0.16)%	56%
(0.02)	$3.24	(12.86)%	$17,394	1.89%	1.35%	0.64%	46%
(2.51)	$3.75	(12.23)%	$22,662	1.82%	1.35%	0.37%	49%
(1.97)	$7.02	12.53%	$51,541	1.52%	1.35%	0.17%	72%

—	$4.24	16.80%	$18,117	1.96%	1.60%	(0.33)%	59%
—	$3.63	20.60%	$11,649	2.07%	1.60%	(0.41)%	56%
(0.02)	$3.01	(13.18)%	$7,497	2.14%	1.60%	0.40%	46%
(2.50)	$3.49	(12.41)%	$10,552	2.06%	1.60%	0.16%	49%
(1.96)	$6.73	12.24%	$11,486	1.77%	1.60%	(0.08)%	72%

—	$3.76	15.69%	$538	2.71%	2.35%	(1.03)%	59%
—	$3.25	19.93%	$998	2.82%	2.35%	(1.15)%	56%
(0.01)	$2.71	(13.80)%	$1,937	2.89%	2.35%	(0.34)%	46%
(2.50)	$3.16	(13.23)%	$3,032	2.81%	2.35%	(0.62)%	49%
(1.93)	$6.39	11.38%	$5,069	2.53%	2.35%	(0.87)%	72%

—	$3.77	16.00%	$5,563	2.71%	2.35%	(1.10)%	59%
—	$3.25	19.49%	$2,876	2.82%	2.35%	(1.17)%	56%
(0.01)	$2.72	(13.75)%	$1,446	2.88%	2.35%	(0.35)%	46%
(2.50)	$3.17	(12.95)%	$1,749	2.81%	2.35%	(0.62)%	49%
(1.92)	$6.39	11.28%	$2,853	2.51%	2.35%	(0.75)%	72%

(0.07)	$19.67	20.80%	$60,170	1.35%	1.11%	0.68%	93%
(0.10)	$16.34	22.00%	$59,572	1.31%	1.16%	0.67%	65%
(0.22)	$13.48	(19.32)%	$65,235	1.30%	1.20%	1.68%	68%
(2.53)	$17.04	(3.68)%	$86,463	1.24%	1.19%	1.05%	60%
(2.85)	$20.29	10.77%	$110,873	1.25%	1.20%	0.61%	46%

(0.03)	$19.43	20.52%	$1,980	1.60%	1.36%	0.43%	93%
(0.07)	$16.15	21.69%	$2,241	1.56%	1.41%	0.39%	65%
(0.18)	$13.33	(19.56)%	$1,275	1.55%	1.45%	1.42%	68%
(2.49)	$16.84	(3.95)%	$1,682	1.50%	1.45%	0.77%	60%
(2.84)	$20.09	10.53%	$2,198	1.50%	1.45%	0.36%	46%

—	$18.45	19.65%	$584	2.35%	2.11%	(0.33)%	93%
—	$15.42	20.76%	$581	2.31%	2.16%	(0.35)%	65%
(0.07)	$12.77	(20.16)%	$572	2.30%	2.20%	0.68%	68%
(2.37)	$16.11	(4.68)%	$834	2.25%	2.20%	0.03%	60%
(2.81)	$19.34	9.63%	$1,104	2.25%	2.20%	(0.39)%	46%

—	$18.38	19.58%	$1,802	2.35%	2.11%	(0.39)%	93%
—	$15.37	20.83%	$828	2.31%	2.16%	(0.37)%	65%
(0.09)	$12.73	(20.17)%	$399	2.30%	2.20%	0.68%	68%
(2.37)	$16.07	(4.74)%	$384	2.25%	2.20%	0.01%	60%
(2.81)	$19.31	9.66%	$713	2.25%	2.20%	(0.39)%	46%

129

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets				Less Dividends and
		Resulting from Operations				Distributions from

				Net Realized
				and
				Unrealized	Change in
	Net Asset			Gains/(Losses)	Net Assets
	Value,	Net		from	Resulting	Net	Net
	Beginning	Investment		Investment	from	Investment	Realized
	of Period	Income/(Loss)		Transactions	Operations	Income	Gains

All Cap Value Institutional Shares
Year ended 7/31/11	$13.79	0.20	Δ	2.13	2.33	(0.19)	—
Year ended 7/31/10	$12.52	0.16	Δ	1.26	1.42	(0.15)	—
Year ended 7/31/09	$17.98	0.24	Δ	(4.42)	(4.18)	(0.27)	(1.01)
Year ended 7/31/08	$25.65	0.31	Δ	(4.14)	(3.83)	(0.28)	(3.56)
Year ended 7/31/07	$25.68	0.37	Δ	4.19	4.56	(0.36)	(4.23)

All Cap Value Class A Shares
Year ended 7/31/11	$13.54	0.15	Δ	2.10	2.25	(0.15)	—
Year ended 7/31/10	$12.30	0.12	Δ	1.24	1.36	(0.12)	—
Year ended 7/31/09	$17.69	0.21	Δ	(4.35)	(4.14)	(0.24)	(1.01)
Year ended 7/31/08	$25.30	0.25	Δ	(4.07)	(3.82)	(0.23)	(3.56)
Year ended 7/31/07	$25.39	0.30	Δ	4.13	4.43	(0.29)	(4.23)

All Cap Value Class B Shares
Year ended 7/31/11	$12.83	0.04	Δ	1.98	2.02	(0.06)	—
Year ended 7/31/10	$11.66	0.02	Δ	1.17	1.19	(0.02)	—
Year ended 7/31/09	$16.90	0.11	Δ	(4.18)	(4.07)	(0.16)	(1.01)
Year ended 7/31/08	$24.35	0.09	Δ	(3.89)	(3.80)	(0.09)	(3.56)
Year ended 7/31/07	$24.61	0.10	Δ	3.99	4.09	(0.12)	(4.23)

All Cap Value Class C Shares
Year ended 7/31/11	$12.79	0.04	Δ	1.98	2.02	(0.06)	—
Year ended 7/31/10	$11.63	0.02	Δ	1.17	1.19	(0.03)	—
Year ended 7/31/09	$16.86	0.11	Δ	(4.16)	(4.05)	(0.17)	(1.01)
Year ended 7/31/08	$24.32	0.09	Δ	(3.89)	(3.80)	(0.10)	(3.56)
Year ended 7/31/07	$24.59	0.11	Δ	3.98	4.09	(0.13)	(4.23)

Disciplined Large Cap Value Institutional Shares
Year ended 7/31/11	$9.42	0.19	Δ	1.34	1.53	(0.19)	—
Year ended 7/31/10	$8.55	0.15	Δ	0.86	1.01	(0.14)	—
Year ended 7/31/09	$11.48	0.22	Δ	(2.74)	(2.52)	(0.25)	(0.16)
Year ended 7/31/08	$14.39	0.25	Δ	(2.03)	(1.78)	(0.23)	(0.90)
Year ended 7/31/07	$14.72	0.22	Δ@	1.80	2.02	(0.22)	(2.13)

Disciplined Large Cap Value Class A Shares
Year ended 7/31/11	$9.39	0.16	Δ	1.34	1.50	(0.16)	—
Year ended 7/31/10	$8.52	0.13	Δ	0.85	0.98	(0.11)	—
Year ended 7/31/09	$11.44	0.19	Δ	(2.72)	(2.53)	(0.23)	(0.16)
Year ended 7/31/08	$14.35	0.21	Δ	(2.03)	(1.82)	(0.19)	(0.90)
Year ended 7/31/07	$14.69	0.18	Δ@	1.79	1.97	(0.18)	(2.13)

Disciplined Large Cap Value Class B Shares
Year ended 7/31/11	$9.49	0.08	Δ	1.36	1.44	(0.08)	—
Year ended 7/31/10	$8.62	0.06	Δ	0.85	0.91	(0.04)	—
Year ended 7/31/09	$11.57	0.14	Δ	(2.76)	(2.62)	(0.17)	(0.16)
Year ended 7/31/08	$14.49	0.12	Δ	(2.05)	(1.93)	(0.09)	(0.90)
Year ended 7/31/07	$14.81	0.08	Δ@	1.80	1.88	(0.07)	(2.13)

Disciplined Large Cap Value Class C Shares
Year ended 7/31/11	$9.27	0.08	Δ	1.33	1.41	(0.08)	—
Year ended 7/31/10	$8.42	0.05	Δ	0.85	0.90	(0.05)	—
Year ended 7/31/09	$11.32	0.13	Δ	(2.70)	(2.57)	(0.17)	(0.16)
Year ended 7/31/08	$14.21	0.11	Δ	(2.01)	(1.90)	(0.09)	(0.90)
Year ended 7/31/07	$14.56	0.08	Δ@	1.77	1.85	(0.07)	(2.13)

See notes to financial highlights

130

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

				Ratios of	Ratios of
	Net	Total	Net	Expenses	Expenses	Ratios of Net
Total	Asset	Return	Assets,	to	to	Investment
Dividends	Value,	(excludes	End of	Average	Average	Income/(Loss)	Portfolio
and	End of	sales	Period	Net	Net	to Average	Turnover
Distributions	Period	charge)	(000’s)	Assets (a)	Assets (b)	Net Assets	Rate (c)

(0.19)	$15.93	16.94%	$70,346	1.45%	0.99%	1.25%	59%
(0.15)	$13.79	11.30%	$86,521	1.42%	1.07%	1.12%	37%
(1.28)	$12.52	(22.15)%	$93,858	1.40%	1.16%	2.00%	42%
(3.84)	$17.98	(17.47)%	$165,714	1.34%	1.19%	1.43%	43%
(4.59)	$25.65	18.93%	$223,709	1.31%	1.22%	1.40%	23%

(0.15)	$15.64	16.66%	$27,948	1.70%	1.24%	1.00%	59%
(0.12)	$13.54	11.01%	$35,731	1.67%	1.32%	0.86%	37%
(1.25)	$12.30	(22.29)%	$33,491	1.65%	1.41%	1.72%	42%
(3.79)	$17.69	(17.65)%	$52,999	1.59%	1.44%	1.19%	43%
(4.52)	$25.30	18.58%	$44,717	1.56%	1.47%	1.14%	23%

(0.06)	$14.79	15.72%	$2,715	2.45%	1.99%	0.25%	59%
(0.02)	$12.83	10.24%	$4,182	2.42%	2.07%	0.14%	37%
(1.17)	$11.66	(22.98)%	$8,991	2.40%	2.16%	0.99%	42%
(3.65)	$16.90	(18.24)%	$15,431	2.34%	2.19%	0.43%	43%
(4.35)	$24.35	17.65%	$23,974	2.31%	2.22%	0.40%	23%

(0.06)	$14.75	15.80%	$3,666	2.45%	1.99%	0.24%	59%
(0.03)	$12.79	10.20%	$4,054	2.42%	2.07%	0.13%	37%
(1.18)	$11.63	(22.97)%	$5,102	2.39%	2.16%	0.98%	42%
(3.66)	$16.86	(18.25)%	$8,647	2.34%	2.19%	0.43%	43%
(4.36)	$24.32	17.67%	$8,150	2.31%	2.22%	0.40%	23%

(0.19)	$10.76	16.31%	$189,336	1.09%	0.86%	1.80%	72%
(0.14)	$9.42	11.80%	$331,332	1.07%	0.92%	1.58%	54%
(0.41)	$8.55	(21.78)%	$308,345	1.07%	0.98%	2.58%	58%
(1.13)	$11.48	(13.52)%	$487,006	1.08%	1.01%	1.88%	47%
(2.35)	$14.39	14.52%@	$649,497	1.07%	1.03%	1.50%	49%

(0.16)	$10.73	16.07%	$10,318	1.34%	1.11%	1.52%	72%
(0.11)	$9.39	11.56%	$10,845	1.32%	1.17%	1.33%	54%
(0.39)	$8.52	(22.02)%	$11,024	1.32%	1.23%	2.32%	58%
(1.09)	$11.44	(13.67)%	$17,759	1.33%	1.26%	1.63%	47%
(2.31)	$14.35	14.13%@	$29,725	1.32%	1.27%	1.24%	49%

(0.08)	$10.85	15.20%	$882	2.09%	1.86%	0.79%	72%
(0.04)	$9.49	10.61%	$1,315	2.07%	1.92%	0.58%	54%
(0.33)	$8.62	(22.52)%	$1,991	2.07%	1.98%	1.61%	58%
(0.99)	$11.57	(14.40)%	$3,932	2.08%	2.01%	0.88%	47%
(2.20)	$14.49	13.38%@	$5,872	2.07%	2.03%	0.50%	49%

(0.08)	$10.60	15.26%	$371	2.09%	1.86%	0.77%	72%
(0.05)	$9.27	10.66%	$583	2.07%	1.92%	0.59%	54%
(0.33)	$8.42	(22.55)%	$778	2.07%	1.98%	1.59%	58%
(0.99)	$11.32	(14.40)%	$1,756	2.08%	2.01%	0.88%	47%
(2.20)	$14.21	13.34%@	$2,533	2.07%	2.02%	0.50%	49%

131

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets				Less Dividends and
		Resulting from Operations				Distributions from

				Net Realized
				and
				Unrealized	Change in
	Net Asset			Gains/(Losses)	Net Assets
	Value,	Net		from	Resulting	Net	Net
	Beginning	Investment		Investment	from	Investment	Realized
	of Period	Income/(Loss)		Transactions	Operations	Income	Gains

Structured Large Cap Plus Institutional Shares
Year ended 7/31/11	$10.07	0.13	Δ	2.42 †	2.55	(0.20)	—
Year ended 7/31/10	$9.05	0.10	Δ	1.02	1.12	(0.10)	—
Year ended 7/31/09	$14.66	0.17	Δ	(5.53)	(5.36)	(0.25)	—
Year ended 7/31/08	$16.95	0.14	Δ	(2.22)	(2.08)	(0.13)	(0.08)
Year ended 7/31/07	$15.16	0.17	Δ	1.80	1.97	(0.12)	(0.06)

Structured Large Cap Plus Class A Shares
Year ended 7/31/11	$9.93	0.10	Δ	2.39 †	2.49	(0.16)	—
Year ended 7/31/10	$8.94	0.08	Δ	0.99	1.07	(0.08)	—
Year ended 7/31/09	$14.45	0.15	Δ	(5.43)	(5.28)	(0.23)	—
Year ended 7/31/08	$16.71	0.10	Δ	(2.20)	(2.10)	(0.08)	(0.08)
Year ended 7/31/07	$14.96	0.12	Δ	1.78	1.90	(0.09)	(0.06)

Structured Large Cap Plus Class B Shares
Year ended 7/31/11	$9.88	0.02	Δ	2.38 †	2.40	(0.03)	—
Year ended 7/31/10	$8.88	—	^Δ	1.02	1.02	(0.02)	—
Year ended 7/31/09	$14.41	0.07	Δ	(5.44)	(5.37)	(0.16)	—
Year ended 7/31/08	$16.69	(0.02	)Δ	(2.18)	(2.20)	—	(0.08)
Year ended 7/31/07	$14.98	—	Δ	1.78	1.78	(0.01)	(0.06)

Structured Large Cap Plus Class C Shares
Year ended 7/31/11	$9.89	0.02	Δ	2.37 †	2.39	(0.07)	—
Year ended 7/31/10	$8.91	—	^Δ	1.00	1.00	(0.02)	—
Year ended 7/31/09	$14.41	0.10	Δ	(5.45)	(5.35)	(0.15)	—
Year ended 7/31/08	$16.70	(0.02	)Δ	(2.19)	(2.21)	—	(0.08)
Year ended 7/31/07	$14.98	—	Δ	1.79	1.79	(0.01)	(0.06)

See notes to financial highlights

132

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

				Ratios of		Ratios of
	Net	Total	Net	Expenses		Expenses		Ratios of Net
Total	Asset	Return	Assets,	to		to		Investment
Dividends	Value,	(excludes	End of	Average		Average		Income/(Loss)	Portfolio
and	End of	sales	Period	Net		Net		to Average	Turnover
Distributions	Period	charge)	(000’s)	Assets (a)		Assets (b)		Net Assets	Rate (c)

(0.20)	$12.42	25.51%†	$72,773	1.70	%Ω	1.39	%Ω	1.16%	198%
(0.10)	$10.07	12.35%	$76,897	2.04	%Ω!	1.68	%Ω!	1.01%	180%
(0.25)	$9.05	(36.73)%	$72,778	2.08	%Ω!	1.71	%Ω!	1.71%	188%
(0.21)	$14.66	(12.31)%	$133,506	1.76	%Ω	1.51	%Ω	0.89%	147%
(0.18)	$16.95	12.94%	$180,126	1.02	%Ω	0.92	%Ω	0.99%	141%

(0.16)	$12.26	25.27%†	$5,362	1.95	%Ω	1.64	%Ω	0.90%	198%
(0.08)	$9.93	11.96%	$5,028	2.29	%Ω!	1.93	%Ω!	0.77%	180%
(0.23)	$8.94	(36.73)%	$5,648	2.29	%Ω!	1.93	%Ω!	1.50%	188%
(0.16)	$14.45	(12.65)%	$12,505	2.01	%Ω	1.76	%Ω	0.63%	147%
(0.15)	$16.71	12.70%	$18,972	1.27	%Ω	1.17	%Ω	0.75%	141%

(0.03)	$12.25	24.34%†	$115	2.70	%Ω	2.39	%Ω	0.18%	198%
(0.02)	$9.88	11.52%	$233	3.04	%Ω!	2.69	%Ω!	0.02%	180%
(0.16)	$8.88	(37.43)%	$347	3.05	%Ω!	2.70	%Ω!	0.75%	188%
(0.08)	$14.41	(13.24)%	$723	2.76	%Ω	2.51	%Ω	(0.11)%	147%
(0.07)	$16.69	11.86%	$1,044	2.03	%Ω	1.92	%Ω	(0.01)%	141%

(0.07)	$12.21	24.21%†	$53	2.70	%Ω	2.39	%Ω	0.22%	198%
(0.02)	$9.89	11.17%	$48	3.06	%Ω!	2.69	%Ω!	0.03%	180%
(0.15)	$8.91	(37.34)%	$22	2.81	%Ω!	2.50	%Ω!	1.05%	188%
(0.08)	$14.41	(13.29)%	$75	2.76	%Ω	2.51	%Ω	(0.11)%	147%
(0.07)	$16.70	11.93%	$125	2.03	%Ω	1.92	%Ω	(0.02)%	141%

133

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets				Less Dividends and
		Resulting from Operations				Distributions from

				Net Realized
				and
				Unrealized	Change in
	Net Asset			Gains/(Losses)	Net Assets
	Value,	Net		from	Resulting	Net	Net
	Beginning	Investment		Investment	from	Investment	Realized
	of Period	Income/(Loss)		Transactions	Operations	Income	Gains

Equity Index Institutional Shares
Year ended 7/31/11	$20.97	0.41	Δ	3.62	4.03	(0.42)	(0.78)
Year ended 7/31/10	$18.76	0.39	Δ	2.19	2.58	(0.37)	—
Year ended 7/31/09	$24.05	0.44	Δ	(5.24)	(4.80)	(0.49)	—
Year ended 7/31/08	$27.60	0.52	Δ	(3.58)	(3.06)	(0.49)	—
Year ended 7/31/07	$24.24	0.50	Δ	3.35	3.85	(0.49)	—

Equity Index Class A Shares
Year ended 7/31/11	$20.90	0.35	Δ	3.59	3.94	(0.36)	(0.78)
Year ended 7/31/10	$18.70	0.34	Δ	2.18	2.52	(0.32)	—
Year ended 7/31/09	$23.97	0.40	Δ	(5.22)	(4.82)	(0.45)	—
Year ended 7/31/08	$27.51	0.46	Δ	(3.58)	(3.12)	(0.42)	—
Year ended 7/31/07	$24.16	0.43	Δ	3.34	3.77	(0.42)	—

Equity Index Class B Shares
Year ended 7/31/11	$20.77	0.18	Δ	3.58	3.76	(0.18)	(0.78)
Year ended 7/31/10	$18.58	0.18	Δ	2.17	2.35	(0.16)	—
Year ended 7/31/09	$23.84	0.26	Δ	(5.19)	(4.93)	(0.33)	—
Year ended 7/31/08	$27.34	0.26	Δ	(3.56)	(3.30)	(0.20)	—
Year ended 7/31/07	$24.01	0.22	Δ	3.33	3.55	(0.22)	—

Equity Index Class C Shares
Year ended 7/31/11	$20.75	0.18	Δ	3.55	3.73	(0.20)	(0.78)
Year ended 7/31/10	$18.59	0.18	Δ	2.13	2.31	(0.15)	—
Year ended 7/31/09	$23.86	0.26	Δ	(5.20)	(4.94)	(0.33)	—
Year ended 7/31/08	$27.37	0.26	Δ	(3.57)	(3.31)	(0.20)	—
Year ended 7/31/07	$24.03	0.22	Δ	3.34	3.56	(0.22)	—

Equity Index Select Shares
Year ended 7/31/11	$20.97	0.40	Δ	3.60	4.00	(0.40)	(0.78)
Year ended 7/31/10	$18.76	0.37	Δ	2.20	2.57	(0.36)	—
Year ended 7/31/09	$24.05	0.42	Δ	(5.23)	(4.81)	(0.48)	—
Year ended 7/31/08	$27.59	0.50	Δ	(3.58)	(3.08)	(0.46)	—
Year ended 7/31/07	$24.23	0.47	Δ	3.35	3.82	(0.46)	—

Equity Index Preferred Shares
Year ended 7/31/11	$20.96	0.38	Δ	3.60	3.98	(0.38)	(0.78)
Year ended 7/31/10	$18.76	0.36	Δ	2.18	2.54	(0.34)	—
Year ended 7/31/09	$24.05	0.42	Δ	(5.25)	(4.83)	(0.46)	—
Year ended 7/31/08	$27.59	0.48	Δ	(3.58)	(3.10)	(0.44)	—
Year ended 7/31/07	$24.23	0.45	Δ	3.37	3.82	(0.46)	—

Equity Index Trust Shares
Year ended 7/31/11	$20.97	0.36	Δ	3.60	3.96	(0.35)	(0.78)
Year ended 7/31/10	$18.76	0.34	Δ	2.19	2.53	(0.32)	—
Year ended 7/31/09	$24.05	0.41	Δ	(5.25)	(4.84)	(0.45)	—
Year ended 7/31/08	$27.60	0.46	Δ	(3.60)	(3.14)	(0.41)	—
Year ended 7/31/07	$24.23	0.43	Δ	3.36	3.79	(0.42)	—

See notes to financial highlights

134

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

				Ratios of	Ratios of
	Net	Total	Net	Expenses	Expenses	Ratios of Net
Total	Asset	Return	Assets,	to	to	Investment
Dividends	Value,	(excludes	End of	Average	Average	Income	Portfolio
and	End of	sales	Period	Net	Net	to Average	Turnover
Distributions	Period	charge)	(000’s)	Assets (a)	Assets (b)	Net Assets	Rate (c)

(1.20)	$23.80	19.54%	$187,435	0.59%	0.19%	1.77%	2%
(0.37)	$20.97	13.77%	$148,671	0.61%	0.19%	1.87%	6%
(0.49)	$18.76	(19.89)%	$141,566	0.62%	0.19%	2.47%	7%
(0.49)	$24.05	(11.27)%	$169,016	0.60%	0.19%	1.97%	4%
(0.49)	$27.60	15.92%	$193,180	0.61%	0.19%	1.84%	4%

(1.14)	$23.70	19.17%	$44,879	0.84%	0.44%	1.53%	2%
(0.32)	$20.90	13.47%	$37,146	0.86%	0.44%	1.62%	6%
(0.45)	$18.70	(20.05)%	$41,527	0.87%	0.44%	2.22%	7%
(0.42)	$23.97	(11.51)%	$55,640	0.85%	0.44%	1.71%	4%
(0.42)	$27.51	15.65%	$65,640	0.86%	0.44%	1.59%	4%

(0.96)	$23.57	18.35%	$959	1.59%	1.19%	0.79%	2%
(0.16)	$20.77	12.62%	$1,381	1.61%	1.19%	0.86%	6%
(0.33)	$18.58	(20.68)%	$1,989	1.62%	1.19%	1.49%	7%
(0.20)	$23.84	(12.15)%	$3,029	1.60%	1.19%	0.97%	4%
(0.22)	$27.34	14.79%	$3,961	1.61%	1.19%	0.84%	4%

(0.98)	$23.50	18.22%	$1,311	1.59%	1.19%	0.77%	2%
(0.15)	$20.75	12.43%	$1,032	1.61%	1.19%	0.88%	6%
(0.33)	$18.59	(20.69)%	$1,452	1.62%	1.19%	1.46%	7%
(0.20)	$23.86	(12.17)%	$1,876	1.60%	1.19%	0.97%	4%
(0.22)	$27.37	14.81%	$2,223	1.61%	1.19%	0.83%	4%

(1.18)	$23.79	19.40%	$10,891	0.67%	0.27%	1.70%	2%
(0.36)	$20.97	13.68%	$8,841	0.69%	0.27%	1.79%	6%
(0.48)	$18.76	(19.95)%	$9,732	0.70%	0.27%	2.38%	7%
(0.46)	$24.05	(11.32)%	$11,175	0.68%	0.27%	1.87%	4%
(0.46)	$27.59	15.83%	$17,852	0.69%	0.27%	1.76%	4%

(1.16)	$23.78	19.33%	$93,185	0.74%	0.34%	1.61%	2%
(0.34)	$20.96	13.61%	$44,378	0.76%	0.34%	1.71%	6%
(0.46)	$18.76	(20.04)%	$43,098	0.77%	0.34%	2.33%	7%
(0.44)	$24.05	(11.38)%	$56,847	0.75%	0.34%	1.81%	4%
(0.46)	$27.59	15.76%	$69,251	0.76%	0.34%	1.68%	4%

(1.13)	$23.80	19.21%	$18,105	0.84%	0.44%	1.57%	2%
(0.32)	$20.97	13.49%	$31,979	0.86%	0.44%	1.62%	6%
(0.45)	$18.76	(20.08)%	$27,411	0.87%	0.44%	2.24%	7%
(0.41)	$24.05	(11.51)%	$53,924	0.85%	0.44%	1.72%	4%
(0.42)	$27.60	15.69%	$68,661	0.86%	0.44%	1.59%	4%

135

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets				Less Dividends and
		Resulting from Operations				Distributions from

				Net Realized
				and
				Unrealized	Change in
	Net Asset			Gains/(Losses)	Net Assets
	Value,	Net		from	Resulting	Net	Net
	Beginning	Investment		Investment	from	Investment	Realized
	of Period	Income/(Loss)		Transactions	Operations	Income	Gains

International Equity Institutional Shares
Year ended 7/31/11	$7.35	0.18	Δ	1.10	1.28	(0.19)	—
Year ended 7/31/10	$7.25	0.16	Δ	0.19	0.35	(0.25)	—
Year ended 7/31/09	$12.24	0.22	Δ	(3.59)	(3.37)	(0.19)	(1.43)
Year ended 7/31/08	$15.55	0.45	Δ	(2.30)	(1.85)	(0.46)	(1.00)
Year ended 7/31/07	$12.83	0.18	Δ@	2.92	3.10	(0.11)	(0.27)

International Equity Class A Shares
Year ended 7/31/11	$7.33	0.17	Δ	1.09	1.26	(0.17)	—
Year ended 7/31/10	$7.24	0.14	Δ	0.19	0.33	(0.24)	—
Year ended 7/31/09	$12.23	0.20	Δ	(3.59)	(3.39)	(0.17)	(1.43)
Year ended 7/31/08	$15.54	0.40	Δ	(2.28)	(1.88)	(0.43)	(1.00)
Year ended 7/31/07	$12.84	0.15	Δ@	2.92	3.07	(0.10)	(0.27)

International Equity Class B Shares
Year ended 7/31/11	$7.15	0.11	Δ	1.05	1.16	(0.05)	—
Year ended 7/31/10	$7.09	0.08	Δ	0.18	0.26	(0.20)	—
Year ended 7/31/09	$11.95	0.14	Δ	(3.48)	(3.34)	(0.09)	(1.43)
Year ended 7/31/08	$15.21	0.29	Δ	(2.23)	(1.94)	(0.32)	(1.00)
Year ended 7/31/07	$12.64	0.04	Δ@	2.86	2.90	(0.06)	(0.27)

International Equity Class C Shares
Year ended 7/31/11	$6.84	0.10	Δ	1.01	1.11	(0.10)	—
Year ended 7/31/10	$6.79	0.08	Δ	0.18	0.26	(0.21)	—
Year ended 7/31/09	$11.61	0.14	Δ	(3.42)	(3.28)	(0.11)	(1.43)
Year ended 7/31/08	$14.81	0.30	Δ	(2.18)	(1.88)	(0.32)	(1.00)
Year ended 7/31/07	$12.31	0.02	Δ@	2.81	2.83	(0.06)	(0.27)

Strategic Income Institutional Shares
Year ended 7/31/11	$10.02	0.54	Δ	0.45	0.99	(0.52)	—
Year ended 7/31/10	$8.95	0.53	Δ	1.26	1.79	(0.72)	—
Year ended 7/31/09	$9.38	0.57	Δ	(0.38)	0.19	(0.61)	(0.01)
Year ended 7/31/08	$11.18	0.55	Δ	(1.41)	(0.85)	(0.61)	(0.33)
Year ended 7/31/07	$11.28	0.55	Δ	0.01	0.56	(0.55)	(0.11)

Strategic Income Class A Shares
Year ended 7/31/11	$10.00	0.52	Δ	0.44	0.96	(0.49)	—
Year ended 7/31/10	$8.93	0.51	Δ	1.26	1.77	(0.70)	—
Year ended 7/31/09	$9.36	0.56	Δ	(0.39)	0.17	(0.59)	(0.01)
Year ended 7/31/08	$11.15	0.53	Δ	(1.41)	(0.88)	(0.58)	(0.33)
Year ended 7/31/07	$11.25	0.52	Δ	0.02	0.54	(0.52)	(0.11)

Strategic Income Class B Shares
Year ended 7/31/11	$9.99	0.44	Δ	0.45	0.89	(0.42)	—
Year ended 7/31/10	$8.93	0.44	Δ	1.25	1.69	(0.63)	—
Year ended 7/31/09	$9.36	0.50	Δ	(0.38)	0.12	(0.54)	(0.01)
Year ended 7/31/08	$11.15	0.45	Δ	(1.41)	(0.96)	(0.50)	(0.33)
Year ended 7/31/07	$11.25	0.43	Δ	0.02	0.45	(0.44)	(0.11)

Strategic Income Class C Shares
Year ended 7/31/11	$9.90	0.44	Δ	0.44	0.88	(0.42)	—
Year ended 7/31/10	$8.85	0.43	Δ	1.25	1.68	(0.63)	—
Year ended 7/31/09	$9.29	0.49	Δ	(0.38)	0.11	(0.54)	(0.01)
Year ended 7/31/08	$11.07	0.45	Δ	(1.40)	(0.95)	(0.50)	(0.33)
Year ended 7/31/07	$11.17	0.43	Δ	0.02	0.45	(0.44)	(0.11)

See notes to financial highlights

136

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

				Ratios of	Ratios of
	Net	Total	Net	Expenses	Expenses	Ratios of Net
Total	Asset	Return	Assets,	to	to	Investment
Dividends	Value,	(excludes	End of	Average	Average	Income/(Loss)	Portfolio
and	End of	sales	Period	Net	Net	to Average	Turnover
Distributions	Period	charge)	(000’s)	Assets (a)	Assets (b)	Net Assets	Rate (c)

(0.19)	$8.44	17.42%	$176,521	1.36%	1.17%‡	2.22%	131%
(0.25)	$7.35	4.61%	$229,888	1.34%	1.18%‡	2.18%	137%
(1.62)	$7.25	(24.36)%	$233,968	1.34%	1.22%‡	3.01%	104%
(1.46)	$12.24	(13.56)%	$420,993	1.36%	1.26%	3.13%	155%
(0.38)	$15.55	24.57%@	$469,183	1.36%	1.35%	1.29%	20%

(0.17)	$8.42	17.17%	$10,258	1.61%	1.42%‡	2.10%	131%
(0.24)	$7.33	4.34%	$10,216	1.59%	1.43%‡	1.87%	137%
(1.60)	$7.24	(24.64)%	$11,754	1.59%	1.47%‡	2.74%	104%
(1.43)	$12.23	(13.81)%	$20,160	1.60%	1.50%	2.80%	155%
(0.37)	$15.54	24.35%@	$21,533	1.61%	1.60%	1.06%	20%

(0.05)	$8.26	16.29%	$346	2.36%	2.17%‡	1.32%	131%
(0.20)	$7.15	3.57%	$565	2.34%	2.18%‡	1.02%	137%
(1.52)	$7.09	(25.00)%	$978	2.34%	2.22%‡	1.99%	104%
(1.32)	$11.95	(14.45)%	$2,177	2.36%	2.26%	2.10%	155%
(0.33)	$15.21	23.36%@	$2,677	2.35%	2.35%	0.32%	20%

(0.10)	$7.85	16.23%	$275	2.36%	2.17%‡	1.28%	131%
(0.21)	$6.84	3.59%	$310	2.34%	2.18%‡	1.11%	137%
(1.54)	$6.79	(25.18)%	$378	2.34%	2.22%‡	2.01%	104%
(1.32)	$11.61	(14.43)%	$721	2.36%	2.26%	2.19%	155%
(0.33)	$14.81	23.40%@	$878	2.35%	2.35%	0.16%	20%

(0.52)	$10.49	10.15%	$122,125	1.36%	0.77%	5.22%	42%
(0.72)	$10.02	20.39%	$80,807	1.40%	0.87%	5.51%	31%
(0.62)	$8.95	3.38%	$59,493	1.40%	0.93%	7.29%	32%
(0.94)	$9.38	(8.30)%	$90,639	1.35%	0.96%	5.28%	32%
(0.66)	$11.18	4.97%	$116,454	1.34%	1.06%	4.75%	18%

(0.49)	$10.47	9.90%	$25,400	1.61%	1.02%	4.99%	42%
(0.70)	$10.00	20.27%	$19,461	1.65%	1.12%	5.27%	31%
(0.60)	$8.93	3.02%	$13,406	1.65%	1.18%	7.05%	32%
(0.91)	$9.36	(8.46)%	$14,768	1.60%	1.21%	5.21%	32%
(0.64)	$11.15	4.72%	$4,904	1.59%	1.31%	4.49%	18%

(0.42)	$10.46	8.99%	$517	2.36%	1.77%	4.23%	42%
(0.63)	$9.99	19.38%	$729	2.40%	1.87%	4.56%	31%
(0.55)	$8.93	2.26%	$767	2.40%	1.93%	6.31%	32%
(0.83)	$9.36	(9.15)%	$979	2.35%	1.96%	4.27%	32%
(0.55)	$11.15	3.94%	$1,528	2.34%	2.05%	3.76%	18%

(0.42)	$10.36	9.09%	$16,818	2.36%	1.77%	4.25%	42%
(0.63)	$9.90	19.20%	$12,504	2.40%	1.87%	4.53%	31%
(0.55)	$8.85	2.29%	$8,468	2.40%	1.93%	6.32%	32%
(0.83)	$9.29	(9.12)%	$9,780	2.35%	1.96%	4.26%	32%
(0.55)	$11.07	3.98%	$15,676	2.34%	2.06%	3.75%	18%

137

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets					Less Dividends and
		Resulting from Operations					Distributions from

				Net Realized
				and
				Unrealized		Change in
	Net Asset			Gains/(Losses)		Net Assets
	Value,	Net		from		Resulting	Net	Net
	Beginning	Investment		Investment		from	Investment	Realized
	of Period	Income/(Loss)		Transactions		Operations	Income	Gains

LifeModel AggressiveSM Institutional Shares
Year ended 7/31/11	$9.37	0.14	#Δ	1.93	#	2.07	(0.13)	—
Year ended 7/31/10	$8.73	0.13	#Δ	0.77	#	0.90	(0.13)	(0.13)
Year ended 7/31/09	$13.57	0.20	#Δ	(3.55	)#	(3.35)	(0.24)	(1.25)
Year ended 7/31/08	$16.58	0.20	#Δ	(1.56	)#	(1.36)	(0.49)	(1.16)
Year ended 7/31/07	$14.58	0.14	#Δ	2.39	#	2.53	(0.12)	(0.41)

LifeModel AggressiveSM Class A Shares
Year ended 7/31/11	$9.30	0.11	#Δ	1.92	#	2.03	(0.11)	—
Year ended 7/31/10	$8.67	0.10	#Δ	0.76	#	0.86	(0.10)	(0.13)
Year ended 7/31/09	$13.49	0.17	#Δ	(3.52	)#	(3.35)	(0.22)	(1.25)
Year ended 7/31/08	$16.51	0.18	#Δ	(1.58	)#	(1.40)	(0.46)	(1.16)
Year ended 7/31/07	$14.53	0.10	#Δ	2.38	#	2.48	(0.09)	(0.41)

LifeModel AggressiveSM Class B Shares
Year ended 7/31/11	$8.94	0.03	#Δ	1.85	#	1.88	(0.06)	—
Year ended 7/31/10	$8.38	0.03	#Δ	0.73	#	0.76	(0.07)	(0.13)
Year ended 7/31/09	$13.12	0.11	#Δ	(3.44	)#	(3.33)	(0.16)	(1.25)
Year ended 7/31/08	$16.11	0.06	#Δ	(1.52	)#	(1.46)	(0.37)	(1.16)
Year ended 7/31/07	$14.24	(0.02	)#Δ	2.33	#	2.31	(0.02)	(0.42)

LifeModel AggressiveSM Class C Shares
Year ended 7/31/11	$8.94	0.03	#Δ	1.83	#	1.86	(0.06)	—
Year ended 7/31/10	$8.37	0.03	#Δ	0.74	#	0.77	(0.07)	(0.13)
Year ended 7/31/09	$13.11	0.11	#Δ	(3.44	)#	(3.33)	(0.16)	(1.25)
Year ended 7/31/08	$16.11	0.05	#Δ	(1.52	)#	(1.47)	(0.37)	(1.16)
Year ended 7/31/07	$14.24	(0.04	)#Δ	2.35	#	2.31	(0.03)	(0.41)

LifeModel Moderately AggressiveSM Institutional Shares
Year ended 7/31/11	$9.77	0.20	#Δ	1.67	#	1.87	(0.20)	—
Year ended 7/31/10	$9.14	0.19	#Δ	0.68	#	0.87	(0.20)	(0.04)
Year ended 7/31/09	$12.85	0.28	#Δ	(2.71	)#	(2.43)	(0.37)	(0.91)
Year ended 7/31/08	$15.44	0.29	#Δ	(1.32	)#	(1.03)	(0.45)	(1.11)
Year ended 7/31/07	$13.98	0.25	#Δ	1.84	#	2.09	(0.26)	(0.37)

LifeModel Moderately AggressiveSM Class A Shares
Year ended 7/31/11	$9.76	0.18	#Δ	1.65	#	1.83	(0.17)	—
Year ended 7/31/10	$9.12	0.17	#Δ	0.69	#	0.86	(0.18)	(0.04)
Year ended 7/31/09	$12.83	0.26	#Δ	(2.72	)#	(2.46)	(0.34)	(0.91)
Year ended 7/31/08	$15.42	0.27	#Δ	(1.34	)#	(1.07)	(0.41)	(1.11)
Year ended 7/31/07	$13.96	0.21	#Δ	1.83	#	2.04	(0.22)	(0.36)

LifeModel Moderately AggressiveSM Class B Shares
Year ended 7/31/11	$9.65	0.09	#Δ	1.64	#	1.73	(0.09)	—
Year ended 7/31/10	$9.02	0.10	#Δ	0.67	#	0.77	(0.10)	(0.04)
Year ended 7/31/09	$12.72	0.18	#Δ	(2.69	)#	(2.51)	(0.28)	(0.91)
Year ended 7/31/08	$15.34	0.17	#Δ	(1.33	)#	(1.16)	(0.35)	(1.11)
Year ended 7/31/07	$13.90	0.10	#Δ	1.82	#	1.92	(0.11)	(0.37)

LifeModel Moderately AggressiveSM Class C Shares
Year ended 7/31/11	$9.65	0.09	#Δ	1.64	#	1.73	(0.09)	—
Year ended 7/31/10	$9.03	0.09	#Δ	0.67	#	0.76	(0.10)	(0.04)
Year ended 7/31/09	$12.71	0.18	#Δ	(2.67	)#	(2.49)	(0.28)	(0.91)
Year ended 7/31/08	$15.34	0.19	#Δ	(1.36	)#	(1.17)	(0.35)	(1.11)
Year ended 7/31/07	$13.89	0.10	#Δ	1.83	#	1.93	(0.11)	(0.37)

See notes to financial highlights

138

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

				Ratios of	Ratios of
	Net	Total	Net	Expenses	Expenses	Ratios of Net
Total	Asset	Return	Assets,	to	to	Investment
Dividends	Value,	(excludes	End of	Average	Average	Income/(Loss)	Portfolio
and	End of	sales	Period	Net	Net	to Average	Turnover
Distributions	Period	charge)	(000’s)	Assets (a)	Assets (b)	Net Assets	Rate (c)

(0.13)	$11.31	22.19%	$76,649	0.55%	0.08%	1.28%	18%
(0.26)	$9.37	10.25%	$75,906	0.54%	0.08%	1.36%	11%
(1.49)	$8.73	(22.95)%	$76,770	0.56%	0.08%	2.21%	9%
(1.65)	$13.57	(9.45)%	$107,929	0.49%	0.08%	1.31%	26%
(0.53)	$16.58	17.59%	$119,437	0.49%	0.08%	0.87%	14%

(0.11)	$11.22	21.88%	$25,665	0.80%	0.33%	1.03%	18%
(0.23)	$9.30	9.94%	$24,982	0.79%	0.33%	1.10%	11%
(1.47)	$8.67	(23.12)%	$28,126	0.81%	0.33%	1.95%	9%
(1.62)	$13.49	(9.74)%	$44,892	0.74%	0.33%	1.19%	26%
(0.50)	$16.51	17.29%	$57,421	0.73%	0.33%	0.62%	14%

(0.06)	$10.76	21.06%	$5,207	1.55%	1.08%	0.29%	18%
(0.20)	$8.94	9.01%	$6,672	1.54%	1.08%	0.35%	11%
(1.41)	$8.38	(23.68)%	$7,893	1.56%	1.08%	1.24%	9%
(1.53)	$13.12	(10.41)%	$13,202	1.49%	1.08%	0.39%	26%
(0.44)	$16.11	16.44%	$18,547	1.49%	1.08%	(0.13)%	14%

(0.06)	$10.74	20.85%	$1,031	1.55%	1.08%	0.28%	18%
(0.20)	$8.94	9.14%	$1,189	1.54%	1.08%	0.32%	11%
(1.41)	$8.37	(23.70)%	$1,342	1.55%	1.08%	1.24%	9%
(1.53)	$13.11	(10.44)%	$2,236	1.49%	1.08%	0.36%	26%
(0.44)	$16.11	16.45%	$3,016	1.49%	1.08%	(0.24)%	14%

(0.20)	$11.44	19.24%	$101,835	0.54%	0.08%	1.85%	18%
(0.24)	$9.77	9.56%	$100,910	0.53%	0.08%	1.98%	16%
(1.28)	$9.14	(17.50)%	$110,522	0.54%	0.08%	3.06%	8%
(1.56)	$12.85	(7.76)%	$135,474	0.48%	0.08%	2.06%	26%
(0.63)	$15.44	15.16%	$146,973	0.47%	0.08%	1.68%	20%

(0.17)	$11.42	18.86%	$57,921	0.79%	0.33%	1.61%	18%
(0.22)	$9.76	9.40%	$57,520	0.78%	0.33%	1.70%	16%
(1.25)	$9.12	(17.73)%	$64,959	0.79%	0.33%	2.77%	8%
(1.52)	$12.83	(7.95)%	$98,658	0.73%	0.33%	1.89%	26%
(0.58)	$15.42	14.82%	$127,824	0.72%	0.33%	1.42%	20%

(0.09)	$11.29	17.98%	$18,172	1.54%	1.08%	0.86%	18%
(0.14)	$9.65	8.57%	$24,105	1.53%	1.08%	0.99%	16%
(1.19)	$9.02	(18.37)%	$27,726	1.54%	1.08%	2.03%	8%
(1.46)	$12.72	(8.65)%	$43,036	1.48%	1.08%	1.20%	26%
(0.48)	$15.34	13.97%	$56,679	1.47%	1.08%	0.68%	20%

(0.09)	$11.29	18.02%	$3,072	1.54%	1.08%	0.86%	18%
(0.14)	$9.65	8.43%	$2,989	1.53%	1.08%	0.96%	16%
(1.19)	$9.03	(18.28)%	$3,375	1.54%	1.08%	1.99%	8%
(1.46)	$12.71	(8.73)%	$6,077	1.48%	1.08%	1.35%	26%
(0.48)	$15.34	13.98%	$9,012	1.47%	1.08%	0.68%	20%

139

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets					Less Dividends and
		Resulting from Operations					Distributions from

				Net Realized
				and
				Unrealized		Change in
	Net Asset			Gains/(Losses)		Net Assets
	Value,	Net		from		Resulting	Net	Net
	Beginning	Investment		Investment		from	Investment	Realized
	of Period	Income/(Loss)		Transactions		Operations	Income	Gains

LifeModel ModerateSM Institutional Shares
Year ended 7/31/11	$9.61	0.26	#Δ	1.24	#	1.50	(0.25)	—
Year ended 7/31/10	$9.01	0.25	#Δ	0.61	#	0.86	(0.26)	—
Year ended 7/31/09	$11.43	0.34	#Δ	(1.81	)#	(1.47)	(0.42)	(0.53)
Year ended 7/31/08	$13.34	0.36	#Δ	(1.06	)#	(0.70)	(0.45)	(0.76)
Year ended 7/31/07	$12.43	0.33	#Δ	1.21	#	1.54	(0.33)	(0.30)

LifeModel ModerateSM Class A Shares
Year ended 7/31/11	$9.60	0.23	#Δ	1.23	#	1.46	(0.22)	—
Year ended 7/31/10	$9.00	0.23	#Δ	0.61	#	0.84	(0.24)	—
Year ended 7/31/09	$11.42	0.32	#Δ	(1.81	)#	(1.49)	(0.40)	(0.53)
Year ended 7/31/08	$13.32	0.33	#Δ	(1.06	)#	(0.73)	(0.41)	(0.76)
Year ended 7/31/07	$12.41	0.29	#Δ	1.22	#	1.51	(0.30)	(0.30)

LifeModel ModerateSM Class B Shares
Year ended 7/31/11	$9.54	0.15	#Δ	1.23	#	1.38	(0.14)	—
Year ended 7/31/10	$8.95	0.15	#Δ	0.60	#	0.75	(0.16)	—
Year ended 7/31/09	$11.37	0.25	#Δ	(1.80	)#	(1.55)	(0.34)	(0.53)
Year ended 7/31/08	$13.25	0.24	#Δ	(1.05	)#	(0.81)	(0.31)	(0.76)
Year ended 7/31/07	$12.35	0.19	#Δ	1.21	#	1.40	(0.20)	(0.30)

LifeModel ModerateSM Class C Shares
Year ended 7/31/11	$9.55	0.15	#Δ	1.23	#	1.38	(0.15)	—
Year ended 7/31/10	$8.95	0.15	#Δ	0.61	#	0.76	(0.16)	—
Year ended 7/31/09	$11.37	0.25	#Δ	(1.80	)#	(1.55)	(0.34)	(0.53)
Year ended 7/31/08	$13.26	0.24	#Δ	(1.06	)#	(0.82)	(0.31)	(0.76)
Year ended 7/31/07	$12.36	0.19	#Δ	1.21	#	1.40	(0.20)	(0.30)

LifeModel Moderately ConservativeSM Institutional Shares
Year ended 7/31/11	$8.92	0.26	#Δ	1.01	#	1.27	(0.26)	—
Year ended 7/31/10	$8.35	0.26	#Δ	0.57	#	0.83	(0.26)	—
Year ended 7/31/09	$10.34	0.34	#Δ	(1.40	)#	(1.06)	(0.41)	(0.52)
Year ended 7/31/08	$11.95	0.37	#Δ	(0.90	)#	(0.53)	(0.42)	(0.66)
Year ended 7/31/07	$11.36	0.34	#Δ	0.93	#	1.27	(0.35)	(0.33)

LifeModel Moderately ConservativeSM Class A Shares
Year ended 7/31/11	$8.90	0.23	#Δ	1.01	#	1.24	(0.23)	—
Year ended 7/31/10	$8.33	0.23	#Δ	0.58	#	0.81	(0.24)	—
Year ended 7/31/09	$10.32	0.32	#Δ	(1.40	)#	(1.08)	(0.39)	(0.52)
Year ended 7/31/08	$11.93	0.33	#Δ	(0.89	)#	(0.56)	(0.39)	(0.66)
Year ended 7/31/07	$11.35	0.31	#Δ	0.92	#	1.23	(0.32)	(0.33)

LifeModel Moderately ConservativeSM Class B Shares
Year ended 7/31/11	$8.87	0.16	#Δ	1.00	#	1.16	(0.16)	—
Year ended 7/31/10	$8.30	0.17	#Δ	0.57	#	0.74	(0.17)	—
Year ended 7/31/09	$10.29	0.25	#Δ	(1.38	)#	(1.13)	(0.34)	(0.52)
Year ended 7/31/08	$11.88	0.25	#Δ	(0.89	)#	(0.64)	(0.29)	(0.66)
Year ended 7/31/07	$11.30	0.22	#Δ	0.92	#	1.14	(0.23)	(0.33)

LifeModel Moderately ConservativeSM Class C Shares
Year ended 7/31/11	$8.88	0.16	#Δ	1.00	#	1.16	(0.16)	—
Year ended 7/31/10	$8.31	0.16	#Δ	0.58	#	0.74	(0.17)	—
Year ended 7/31/09	$10.30	0.26	#Δ	(1.39	)#	(1.13)	(0.34)	(0.52)
Year ended 7/31/08	$11.89	0.25	#Δ	(0.89	)#	(0.64)	(0.29)	(0.66)
Year ended 7/31/07	$11.32	0.22	#Δ	0.91	#	1.13	(0.23)	(0.33)

See notes to financial highlights

140

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

				Ratios of	Ratios of
	Net	Total	Net	Expenses	Expenses	Ratios of Net
Total	Asset	Return	Assets,	to	to	Investment
Dividends	Value,	(excludes	End of	Average	Average	Income	Portfolio
and	End of	sales	Period	Net	Net	to Average	Turnover
Distributions	Period	charge)	(000’s)	Assets (a)	Assets (b)	Net Assets	Rate (c)

(0.25)	$10.86	15.73%	$192,241	0.46%	0.08%	2.44%	20%
(0.26)	$9.61	9.60%	$195,480	0.45%	0.08%	2.63%	9%
(0.95)	$9.01	(11.88)%	$258,159	0.44%	0.08%	3.80%	7%
(1.21)	$11.43	(6.02)%	$312,435	0.43%	0.08%	2.85%	23%
(0.63)	$13.34	12.60%	$369,880	0.44%	0.08%	2.48%	18%

(0.22)	$10.84	15.36%	$38,331	0.71%	0.33%	2.18%	20%
(0.24)	$9.60	9.33%	$40,212	0.70%	0.33%	2.39%	9%
(0.93)	$9.00	(12.09)%	$48,590	0.69%	0.33%	3.53%	7%
(1.17)	$11.42	(6.21)%	$71,338	0.68%	0.33%	2.67%	23%
(0.60)	$13.32	12.32%	$92,719	0.69%	0.33%	2.23%	18%

(0.14)	$10.78	14.55%	$11,669	1.46%	1.08%	1.41%	20%
(0.16)	$9.54	8.43%	$17,417	1.45%	1.08%	1.63%	9%
(0.87)	$8.95	(12.76)%	$20,489	1.44%	1.08%	2.78%	7%
(1.07)	$11.37	(6.87)%	$32,003	1.43%	1.08%	1.93%	23%
(0.50)	$13.25	11.47%	$43,013	1.44%	1.08%	1.48%	18%

(0.15)	$10.78	14.48%	$2,852	1.46%	1.08%	1.44%	20%
(0.16)	$9.55	8.57%	$2,706	1.45%	1.08%	1.61%	9%
(0.87)	$8.95	(12.77)%	$2,709	1.44%	1.08%	2.78%	7%
(1.07)	$11.37	(6.95)%	$4,333	1.43%	1.08%	1.92%	23%
(0.50)	$13.26	11.46%	$6,158	1.44%	1.08%	1.48%	18%

(0.26)	$9.93	14.33%	$34,231	0.64%	0.08%	2.70%	25%
(0.26)	$8.92	10.07%	$33,074	0.59%	0.08%	2.90%	14%
(0.93)	$8.35	(9.12)%	$35,581	0.59%	0.08%	4.11%	8%
(1.08)	$10.34	(5.03)%	$43,093	0.53%	0.08%	3.28%	25%
(0.68)	$11.95	11.24%	$41,336	0.54%	0.08%	2.89%	30%

(0.23)	$9.91	14.07%	$14,495	0.89%	0.33%	2.44%	25%
(0.24)	$8.90	9.82%	$15,138	0.84%	0.33%	2.66%	14%
(0.91)	$8.33	(9.36)%	$16,941	0.84%	0.33%	3.81%	8%
(1.05)	$10.32	(5.30)%	$25,200	0.79%	0.33%	2.92%	25%
(0.65)	$11.93	10.96%	$35,676	0.79%	0.33%	2.63%	30%

(0.16)	$9.87	13.10%	$4,491	1.64%	1.08%	1.67%	25%
(0.17)	$8.87	9.01%	$7,258	1.59%	1.08%	1.89%	14%
(0.86)	$8.30	(10.03)%	$8,292	1.59%	1.08%	3.06%	8%
(0.95)	$10.29	(5.94)%	$13,891	1.54%	1.08%	2.25%	25%
(0.56)	$11.88	10.17%	$18,839	1.54%	1.08%	1.89%	30%

(0.16)	$9.88	13.14%	$989	1.64%	1.08%	1.71%	25%
(0.17)	$8.88	8.98%	$1,009	1.59%	1.08%	1.87%	14%
(0.86)	$8.31	(10.00)%	$1,264	1.59%	1.08%	3.09%	8%
(0.95)	$10.30	(5.93)%	$2,071	1.54%	1.08%	2.23%	25%
(0.56)	$11.89	10.08%	$2,755	1.54%	1.08%	1.88%	30%

141

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets					Less Dividends and
		Resulting from Operations					Distributions from

				Net Realized
				and
				Unrealized		Change in
	Net Asset			Gains/(Losses)		Net Assets
	Value,	Net		from		Resulting	Net	Net
	Beginning	Investment		Investment		from	Investment	Realized
	of Period	Income/(Loss)		Transactions		Operations	Income	Gains

LifeModel ConservativeSM Institutional Shares
Year ended 7/31/11	$9.26	0.32	#Δ	0.66	#	0.98	(0.32)	—
Year ended 7/31/10	$8.75	0.32	#Δ	0.52	#	0.84	(0.33)	—
Year ended 7/31/09	$9.89	0.41	#Δ	(0.92	)#	(0.51)	(0.46)	(0.17)
Year ended 7/31/08	$10.99	0.43	#Δ	(0.80	)#	(0.37)	(0.43)	(0.30)
Year ended 7/31/07	$10.72	0.41	#Δ	0.49	#	0.90	(0.41)	(0.22)

LifeModel ConservativeSM Class A Shares
Year ended 7/31/11	$9.24	0.29	#Δ	0.66	#	0.95	(0.29)	—
Year ended 7/31/10	$8.74	0.30	#Δ	0.51	#	0.81	(0.31)	—
Year ended 7/31/09	$9.87	0.39	#Δ	(0.91	)#	(0.52)	(0.44)	(0.17)
Year ended 7/31/08	$10.97	0.39	#Δ	(0.79	)#	(0.40)	(0.40)	(0.30)
Year ended 7/31/07	$10.70	0.38	#Δ	0.49	#	0.87	(0.38)	(0.22)

LifeModel ConservativeSM Class B Shares
Year ended 7/31/11	$9.20	0.21	#Δ	0.66	#	0.87	(0.21)	—
Year ended 7/31/10	$8.70	0.23	#Δ	0.51	#	0.74	(0.24)	—
Year ended 7/31/09	$9.83	0.32	#Δ	(0.90	)#	(0.58)	(0.38)	(0.17)
Year ended 7/31/08	$10.95	0.31	#Δ	(0.80	)#	(0.49)	(0.33)	(0.30)
Year ended 7/31/07	$10.67	0.29	#Δ	0.50	#	0.79	(0.30)	(0.21)

LifeModel ConservativeSM Class C Shares
Year ended 7/31/11	$9.21	0.21	#Δ	0.67	#	0.88	(0.21)	—
Year ended 7/31/10	$8.71	0.23	#Δ	0.51	#	0.74	(0.24)	—
Year ended 7/31/09	$9.84	0.32	#Δ	(0.90	)#	(0.58)	(0.38)	(0.17)
Year ended 7/31/08	$10.95	0.31	#Δ	(0.79	)#	(0.48)	(0.33)	(0.30)
Year ended 7/31/07	$10.67	0.29	#Δ	0.51	#	0.80	(0.30)	(0.22)

High Yield Bond Institutional Shares
Year ended 7/31/11	$9.62	0.71	Δ	0.41		1.12	(0.72)	—
Year ended 7/31/10	$8.72	0.73	Δ	0.90		1.63	(0.73)	—
Year ended 7/31/09	$9.14	0.78	Δ	(0.41)		0.37	(0.79)	—
Year ended 7/31/08	$9.57	0.73	Δ	(0.44)		0.29	(0.72)	—
Year ended 7/31/07	$9.74	0.71	Δ	(0.14)		0.57	(0.71)	(0.03)

High Yield Bond Class A Shares
Year ended 7/31/11	$9.59	0.69	Δ	0.41		1.10	(0.70)	—
Year ended 7/31/10	$8.69	0.71	Δ	0.89		1.60	(0.70)	—
Year ended 7/31/09	$9.12	0.74	Δ	(0.40)		0.34	(0.77)	—
Year ended 7/31/08	$9.57	0.69	Δ	(0.46)		0.23	(0.68)	—
Year ended 7/31/07	$9.74	0.68	Δ	(0.13)		0.55	(0.69)	(0.03)

High Yield Bond Class B Shares
Year ended 7/31/11	$9.61	0.61	Δ	0.41		1.02	(0.62)	—
Year ended 7/31/10	$8.71	0.64	Δ	0.89		1.53	(0.63)	—
Year ended 7/31/09	$9.13	0.70	Δ	(0.41)		0.29	(0.71)	—
Year ended 7/31/08	$9.56	0.64	Δ	(0.45)		0.19	(0.62)	—
Year ended 7/31/07	$9.73	0.61	Δ	(0.13)		0.48	(0.62)	(0.03)

High Yield Bond Class C Shares
Year ended 7/31/11	$9.60	0.61	Δ	0.42		1.03	(0.63)	—
Year ended 7/31/10	$8.71	0.63	Δ	0.90		1.53	(0.64)	—
Year ended 7/31/09	$9.13	0.70	Δ	(0.41)		0.29	(0.71)	—
Year ended 7/31/08	$9.57	0.64	Δ	(0.45)		0.19	(0.63)	—
Year ended 7/31/07	$9.74	0.60	Δ	(0.12)		0.48	(0.62)	(0.03)

See notes to financial highlights

142

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

				Ratios of	Ratios of
	Net	Total	Net	Expenses	Expenses	Ratios of Net
Total	Asset	Return	Assets,	to	to	Investment
Dividends	Value,	(excludes	End of	Average	Average	Income	Portfolio
and	End of	sales	Period	Net	Net	to Average	Turnover
Distributions	Period	charge)	(000’s)	Assets (a)	Assets (b)	Net Assets	Rate (c)

(0.32)	$9.92	10.70%	$26,036	0.72%	0.08%	3.32%	25%
(0.33)	$9.26	9.77%	$23,916	0.65%	0.08%	3.54%	14%
(0.63)	$8.75	(4.64)%	$26,856	0.65%	0.08%	4.80%	6%
(0.73)	$9.89	(3.67)%	$28,215	0.62%	0.08%	4.04%	23%
(0.63)	$10.99	8.58%	$24,570	0.64%	0.08%	3.69%	24%

(0.29)	$9.90	10.44%	$9,801	0.97%	0.33%	3.05%	25%
(0.31)	$9.24	9.39%	$9,630	0.90%	0.33%	3.30%	14%
(0.61)	$8.74	(4.77)%	$9,914	0.90%	0.33%	4.52%	6%
(0.70)	$9.87	(3.93)%	$12,908	0.88%	0.33%	3.68%	23%
(0.60)	$10.97	8.33%	$15,083	0.89%	0.33%	3.44%	24%

(0.21)	$9.86	9.57%	$2,253	1.72%	1.08%	2.25%	25%
(0.24)	$9.20	8.58%	$4,051	1.65%	1.08%	2.53%	14%
(0.55)	$8.70	(5.45)%	$5,099	1.65%	1.08%	3.76%	6%
(0.63)	$9.83	(4.78)%	$7,253	1.63%	1.08%	2.97%	23%
(0.51)	$10.95	7.53%	$9,242	1.64%	1.07%	2.69%	24%

(0.21)	$9.88	9.67%	$825	1.72%	1.08%	2.23%	25%
(0.24)	$9.21	8.56%	$1,365	1.65%	1.08%	2.53%	14%
(0.55)	$8.71	(5.45)%	$1,788	1.65%	1.08%	3.74%	6%
(0.63)	$9.84	(4.70)%	$2,250	1.63%	1.08%	2.91%	23%
(0.52)	$10.95	7.59%	$3,091	1.64%	1.07%	2.67%	24%

(0.72)	$10.02	12.01%	$59,399	1.14%	0.74%	7.15%	81%
(0.73)	$9.62	19.22%	$53,780	1.20%	0.74%	7.83%	71%
(0.79)	$8.72	5.98%	$47,395	1.19%	0.74%	10.13%	32%
(0.72)	$9.14	2.98%	$50,153	1.15%	0.74%	7.65%	36%
(0.74)	$9.57	5.85%	$68,193	1.14%	0.74%	7.12%	42%

(0.70)	$9.99	11.78%	$2,290	1.39%	0.99%	6.90%	81%
(0.70)	$9.59	18.96%	$1,149	1.42%	0.99%	7.71%	71%
(0.77)	$8.69	5.60%	$4,443	1.38%	0.99%	9.23%	32%
(0.68)	$9.12	2.38%	$206	1.40%	0.99%	7.17%	36%
(0.72)	$9.57	5.47%	$175	1.39%	0.99%	6.83%	42%

(0.62)	$10.01	10.91%	$90	2.14%	1.74%	6.17%	81%
(0.63)	$9.61	18.07%	$94	2.21%	1.74%	6.83%	71%
(0.71)	$8.71	4.89%	$74	2.20%	1.74%	9.10%	32%
(0.62)	$9.13	1.94%	$155	2.15%	1.74%	6.67%	36%
(0.65)	$9.56	4.83%	$156	2.15%	1.74%	6.12%	42%

(0.63)	$10.00	10.95%	$2,370	2.14%	1.74%	6.13%	81%
(0.64)	$9.60	18.06%	$1,403	2.23%	1.74%	6.72%	71%
(0.71)	$8.71	4.93%	$113	2.19%	1.74%	9.19%	32%
(0.63)	$9.13	2.00%	$114	2.15%	1.74%	6.67%	36%
(0.65)	$9.57	4.72%	$127	2.15%	1.74%	6.04%	42%

143

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

		Change in Net Assets				Less Dividends and
		Resulting from Operations				Distributions from

				Net Realized
				and
				Unrealized	Change in
	Net Asset			Gains/(Losses)	Net Assets
	Value,	Net		from	Resulting	Net	Paid	Net
	Beginning	Investment		Investment	from	Investment	in	Realized
	of Period	Income/(Loss)		Transactions	Operations	Income	Capital	Gains

Total Return Bond Institutional Shares
Year ended 7/31/11	$9.02	0.44	Δ	0.28	0.72	(0.44)	—	—
Year ended 7/31/10	$8.46	0.38	Δ	0.62	1.00	(0.44)	—	—
Year ended 7/31/09	$9.03	0.46	Δ	(0.55)	(0.09)	(0.48)	—	—
Year ended 7/31/08	$9.68	0.48	Δ	(0.64)	(0.16)	(0.49)	—	—
Year ended 7/31/07	$9.68	0.45	Δ@	0.01	0.46	(0.46)	—	—

Total Return Bond Class A Shares
Year ended 7/31/11	$9.02	0.41	Δ	0.28	0.69	(0.42)	—	—
Year ended 7/31/10	$8.46	0.36	Δ	0.61	0.97	(0.41)	—	—
Year ended 7/31/09	$9.03	0.44	Δ	(0.55)	(0.11)	(0.46)	—	—
Year ended 7/31/08	$9.67	0.46	Δ	(0.64)	(0.18)	(0.46)	—	—
Year ended 7/31/07	$9.68	0.43	Δ@	—	0.43	(0.44)	—	—

Total Return Bond Class B Shares
Year ended 7/31/11	$9.03	0.34	Δ	0.29	0.63	(0.35)	—	—
Year ended 7/31/10	$8.47	0.29	Δ	0.62	0.91	(0.35)	—	—
Year ended 7/31/09	$9.03	0.38	Δ	(0.54)	(0.16)	(0.40)	—	—
Year ended 7/31/08	$9.68	0.39	Δ	(0.65)	(0.26)	(0.39)	—	—
Year ended 7/31/07	$9.68	0.35	Δ@	0.01	0.36	(0.36)	—	—

Total Return Bond Class C Shares
Year ended 7/31/11	$9.03	0.34	Δ	0.29	0.63	(0.35)	—	—
Year ended 7/31/10	$8.47	0.29	Δ	0.62	0.91	(0.35)	—	—
Year ended 7/31/09	$9.04	0.38	Δ	(0.55)	(0.17)	(0.40)	—	—
Year ended 7/31/08	$9.68	0.39	Δ	(0.64)	(0.25)	(0.39)	—	—
Year ended 7/31/07	$9.69	0.35	Δ@	—	0.35	(0.36)	—	—

Short Term Bond Institutional Shares
Year ended 7/31/11	$9.58	0.16	Δ	0.01	0.17	(0.17)	—	—
Year ended 7/31/10	$9.33	0.22	Δ	0.26	0.48	(0.23)	—	—
Year ended 7/31/09	$9.29	0.33	Δ	0.05	0.38	(0.34)	—	—
Year ended 7/31/08	$9.32	0.38	Δ	(0.03)	0.35	(0.38)	—	—
Year ended 7/31/07	$9.25	0.37	Δ	0.09	0.46	(0.38)	(0.01)	—

Short Term Bond Class A Shares
Year ended 7/31/11	$9.57	0.14	Δ	0.01	0.15	(0.15)	—	—
Year ended 7/31/10	$9.32	0.19	Δ	0.27	0.46	(0.21)	—	—
Year ended 7/31/09	$9.29	0.31	Δ	0.04	0.35	(0.32)	—	—
Year ended 7/31/08	$9.31	0.35	Δ	(0.01)	0.34	(0.36)	—	—
Year ended 7/31/07	$9.25	0.35	Δ	0.08	0.43	(0.36)	(0.01)	—

Short Term Bond Class C Shares
Year ended 7/31/11	$9.55	0.07	Δ	—	0.07	(0.07)	—	—
Year ended 7/31/10	$9.31	0.10	Δ	0.28	0.38	(0.14)	—	—
Year ended 7/31/09	$9.28	0.22	Δ	0.07	0.29	(0.26)	—	—
Year ended 7/31/08	$9.32	0.28	Δ	(0.02)	0.26	(0.30)	—	—
Year ended 7/31/07	$9.25	0.28	Δ	0.09	0.37	(0.29)	(0.01)	—

See notes to financial highlights

144

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

				Ratios of	Ratios of
	Net	Total	Net	Expenses	Expenses	Ratios of Net
Total	Asset	Return	Assets,	to	to	Investment
Dividends	Value,	(excludes	End of	Average	Average	Income	Portfolio
and	End of	sales	Period	Net	Net	to Average	Turnover
Distributions	Period	charge)	(000’s)	Assets (a)	Assets (b)	Net Assets	Rate (c)

(0.44)	$9.30	8.28%~	$230,708	0.89%	0.64%	4.98%	60%
(0.44)	$9.02	11.91%	$275,474	0.87%	0.65%	4.33%	39%
(0.48)	$8.46	(0.71)%	$386,492	0.84%	0.66%	5.54%	15%
(0.49)	$9.03	(1.86)%	$559,548	0.88%	0.69%	5.03%	36%
(0.46)	$9.68	4.83%@	$230,154	0.91%	0.72%	4.57%	65%

(0.42)	$9.29	7.90%~	$13,910	1.14%	0.89%	4.74%	60%
(0.41)	$9.02	11.76%	$15,010	1.12%	0.90%	4.06%	39%
(0.46)	$8.46	(0.95)%	$15,751	1.09%	0.91%	5.29%	15%
(0.46)	$9.03	(1.99)%	$20,497	1.13%	0.94%	4.78%	36%
(0.44)	$9.67	4.45%@	$8,223	1.16%	0.97%	4.32%	65%

(0.35)	$9.31	7.17%~	$813	1.89%	1.64%	3.86%	60%
(0.35)	$9.03	10.90%	$1,821	1.87%	1.65%	3.30%	39%
(0.40)	$8.47	(1.58)%	$2,932	1.84%	1.66%	4.55%	15%
(0.39)	$9.03	(2.80)%	$3,490	1.88%	1.69%	4.02%	36%
(0.36)	$9.68	3.75%@	$2,151	1.91%	1.72%	3.57%	65%

(0.35)	$9.31	7.18%~	$640	1.89%	1.64%	3.94%	60%
(0.35)	$9.03	10.93%	$859	1.87%	1.65%	3.30%	39%
(0.40)	$8.47	(1.71)%	$745	1.84%	1.66%	4.52%	15%
(0.39)	$9.04	(2.72)%	$1,528	1.88%	1.69%	4.07%	36%
(0.36)	$9.68	3.65%@	$225	1.90%	1.72%	3.57%	65%

(0.17)	$9.58	1.81%	$221,120	0.80%	0.51%	1.69%	61%
(0.23)	$9.58	5.18%	$254,162	0.78%	0.57%	2.30%	78%
(0.34)	$9.33	4.30%	$224,931	0.78%	0.64%	3.67%	63%
(0.38)	$9.29	3.80%	$241,776	0.79%	0.64%	4.01%	33%
(0.39)	$9.32	5.08%	$267,348	0.80%	0.64%	3.99%	75%

(0.15)	$9.57	1.55%	$16,071	1.05%	0.76%	1.44%	61%
(0.21)	$9.57	4.94%	$22,079	1.03%	0.82%	1.98%	78%
(0.32)	$9.32	3.93%	$6,330	1.03%	0.89%	3.41%	63%
(0.36)	$9.29	3.67%	$7,127	1.04%	0.89%	3.73%	33%
(0.37)	$9.31	4.70%	$9,704	1.05%	0.89%	3.72%	75%

(0.07)	$9.55	0.79%	$7,857	1.80%	1.51%	0.69%	61%
(0.14)	$9.55	4.14%	$10,264	1.78%	1.57%	1.09%	78%
(0.26)	$9.31	3.21%	$879	1.78%	1.64%	2.45%	63%
(0.30)	$9.28	2.76%	$171	1.79%	1.64%	2.98%	33%
(0.30)	$9.32	3.93%	$160	1.81%	1.64%	2.97%	75%

145

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

				Net Realized
	Net Asset			and		Less
	Value,	Net		Unrealized		Distrbutions
	Beginning	Investment		Gains/(Losses) from		to
	of Period	Income		Investments		Shareholders

Prime Money Market
Institutional Shares
Year ended 7/31/11	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	—	^	(0.04)
Year ended 7/31/07	$1.00	0.05	Δ@	—	^	(0.05)

Prime Money Market
Class A Shares
Year ended 7/31/11	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.05	Δ@	—	^	(0.05)

Prime Money Market
Class B Shares
Year ended 7/31/11	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.04	Δ@	—		(0.04)

Prime Money Market
Class C Shares
Year ended 7/31/11	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.04	Δ@	—	^	(0.04)

See notes to financial highlights

146

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

			Ratios of		Ratios of		Ratios of
Net		Net	Expenses		Expenses		Net
Asset		Assets,	to		to		Investment
Value,		End of	Average		Average		Income
End of	Total	Period	Net		Net		to Average
Period	Return	(000’s)	Assets (a)		Assets (b)		Net Assets

$1.00	0.03%#	$491,605	0.64%		0.28	%†	0.01%
$1.00	0.02%	$483,486	0.64	%Ω	0.38	%Ω†	0.02%
$1.00	1.23%	$723,024	0.66	%Ω	0.58	%Ω	1.29%
$1.00	3.65%	$892,765	0.66%		0.54%		3.44%
$1.00	4.94%	$605,987	0.66%		0.54%		4.82%

$1.00	0.03%#	$367,610	0.89%		0.28	%†	0.01%
$1.00	0.02%	$429,678	0.89	%Ω	0.38	%Ω†	0.02%
$1.00	0.99%	$537,555	0.91	%Ω	0.81	%Ω†	1.06%
$1.00	3.40%	$721,478	0.91%		0.79%		3.22%
$1.00	4.67%	$625,362	0.91%		0.79%		4.57%

$1.00	0.03%#	$564	1.64%		0.29	%†	0.01%
$1.00	0.02%	$1,178	1.64	%Ω	0.40	%Ω†	0.01%
$1.00	0.52%	$2,600	1.67	%Ω	1.29	%Ω†	0.52%
$1.00	2.62%	$2,390	1.66%		1.54%		2.40%
$1.00	3.90%	$1,468	1.66%		1.54%		3.83%

$1.00	0.03%#	$82	1.64%		0.29	%†	0.01%
$1.00	0.02%	$98	1.66	%Ω	0.47	%Ω†	0.01%
$1.00	0.52%	$855	1.66	%Ω	1.31	%Ω†	0.58%
$1.00	2.63%	$1,103	1.66%		1.54%		2.53%
$1.00	3.90%	$1,066	1.66%		1.54%		3.82%

147

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

				Net Realized
	Net Asset			and		Less
	Value,	Net		Unrealized		Distrbutions
	Beginning	Investment		Gains/(Losses) from		to
	of Period	Income		Investments		Shareholders

Institutional Money Market
Institutional Shares
Year ended 7/31/11	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	—	^	(0.04)
Year ended 7/31/07	$1.00	0.05	Δ	—	^	(0.05)

Institutional Money Market
Select Shares
Year ended 7/31/11	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	—	^	(0.04)
Year ended 7/31/07	$1.00	0.05	Δ	—	^	(0.05)

Institutional Money Market
Preferred Shares
Year ended 7/31/11	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	—	^	(0.04)
Year ended 7/31/07	$1.00	0.05	Δ	—		(0.05)

Institutional Money Market
Trust Shares
Year ended 7/31/11	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	—	^	(0.04)
Year ended 7/31/07	$1.00	0.05	Δ	—	^	(0.05)

See notes to financial highlights

148

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

			Ratios of		Ratios of		Ratios of
Net		Net	Expenses		Expenses		Net
Asset		Assets,	to		to		Investment
Value,		End of	Average		Average		Income
End of	Total	Period	Net		Net		to Average
Period	Return	(000’s)	Assets (a)		Assets (b)		Net Assets

$1.00	0.09%	$1,559,205	0.62%		0.21	%†	0.09%
$1.00	0.14%	$2,826,419	0.62	%Ω	0.21	%Ω	0.14%
$1.00	1.53%	$2,507,708	0.64	%Ω	0.24	%Ω	1.45%
$1.00	3.96%	$2,380,397	0.64%		0.21%		3.82%
$1.00	5.27%	$1,687,392	0.64%		0.21%		5.14%

$1.00	0.02%	$195,394	0.70%		0.27	%†	0.02%
$1.00	0.06%	$104,438	0.70	%Ω	0.29	%Ω†	0.06%
$1.00	1.45%	$117,441	0.72	%Ω	0.32	%Ω	1.48%
$1.00	3.87%	$110,410	0.73%		0.29%		3.47%
$1.00	5.19%	$59,901	0.72%		0.28%		5.07%

$1.00	0.01%	$51,050	0.77%		0.29	%†	0.01%
$1.00	0.02%	$123,711	0.77	%Ω	0.33	%Ω†	0.03%
$1.00	1.38%	$165,806	0.79	%Ω	0.39	%Ω	1.32%
$1.00	3.80%	$121,489	0.79%		0.36%		3.66%
$1.00	5.12%	$87,627	0.79%		0.35%		5.00%

$1.00	0.01%	$216,294	0.87%		0.28	%†	0.01%
$1.00	0.01%	$218,111	0.87	%Ω	0.34	%Ω†	0.01%
$1.00	1.28%	$317,382	0.89	%Ω	0.49	%Ω	1.26%
$1.00	3.70%	$311,528	0.89%		0.46%		3.60%
$1.00	5.01%	$230,909	0.89%		0.45%		4.90%

149

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

				Net Realized
	Net Asset			and		Less
	Value,	Net		Unrealized		Distrbutions
	Beginning	Investment		Gains/(Losses) from		to
	of Period	Income		Investments		Shareholders

Institutional Government Money Market
Institutional Shares
Year ended 7/31/11	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	—	^	(0.04)
Year ended 7/31/07	$1.00	0.05	Δ	—	^	(0.05)

Institutional Government Money Market
Select Shares
Year ended 7/31/11	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.04	Δ	—	^	(0.04)
Year ended 7/31/07	$1.00	0.05	Δ	—	^	(0.05)

Institutional Government Money Market
Preferred Shares
Year ended 7/31/11	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.05	Δ	—	^	(0.05)

Institutional Government Money Market
Trust Shares
Year ended 7/31/11	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/10	$1.00	—	^Δ	—	^	— ^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.05	Δ	—	^	(0.05)

See notes to financial highlights

150

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

			Ratios of		Ratios of		Ratios of
Net		Net	Expenses		Expenses		Net
Asset		Assets,	to		to		Investment
Value,		End of	Average		Average		Income
End of	Total	Period	Net		Net		to Average
Period	Return	(000’s)	Assets (a)		Assets (b)		Net Assets

$1.00	0.03%	$1,074,313	0.62%		0.19	%†	0.03%
$1.00	0.07%	$1,654,462	0.62	%Ω	0.21	%Ω†	0.08%
$1.00	1.06%	$2,058,233	0.63	%Ω	0.23	%Ω	0.86%
$1.00	3.66%	$780,910	0.64%		0.21%		3.33%
$1.00	5.21%	$487,057	0.66%		0.21%		5.08%

$1.00	0.01%	$41,105	0.70%		0.21	%†	0.01%
$1.00	0.02%	$57,800	0.70	%Ω	0.26	%Ω†	0.03%
$1.00	0.98%	$113,374	0.71	%Ω	0.31	%Ω	0.84%
$1.00	3.58%	$43,793	0.72%		0.29%		2.99%
$1.00	5.13%	$13,983	0.74%		0.29%		5.00%

$1.00	0.01%	$284,064	0.77%		0.21	%†	0.01%
$1.00	0.01%	$237,627	0.77	%Ω	0.28	%Ω†	0.02%
$1.00	0.90%	$376,800	0.78	%Ω	0.38	%Ω†	0.80%
$1.00	3.51%	$245,995	0.79%		0.36%		3.33%
$1.00	5.05%	$225,141	0.81%		0.36%		4.93%

$1.00	0.01%	$93,297	0.87%		0.22	%†	0.01%
$1.00	0.01%	$132,086	0.87	%Ω	0.27	%Ω†	0.01%
$1.00	0.81%	$158,318	0.88	%Ω	0.47	%Ω†	0.83%
$1.00	3.41%	$219,872	0.89%		0.46%		3.17%
$1.00	4.95%	$128,682	0.91%		0.46%		4.83%

151

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

				Net Realized
	Net Asset			and		Less
	Value,	Net		Unrealized		Distrbutions
	Beginning	Investment		Gains/(Losses) from		to
	of Period	Income		Investments		Shareholders

U.S. Treasury Money Market
Institutional Shares
Year ended 7/31/11	$1.00	—	^Δ	—	^	—	^
Year ended 7/31/10	$1.00	—	^Δ	—	^	—	^
Year ended 7/31/09	$1.00	0.01	Δ	—	^	(0.01)
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.05	Δ@	—	^	(0.05)

U.S. Treasury Money Market
Select Shares
Year ended 7/31/11	$1.00	—	^Δ	—	^	—	^
Year ended 7/31/10	$1.00	—	^Δ	—	^	—	^
Year ended 7/31/09	$1.00	—	^Δ	—	^	—	^
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.05	Δ@	—	^	(0.05)

U.S. Treasury Money Market
Preferred Shares
Year ended 7/31/11	$1.00	—	^Δ	—	^	—	^
Year ended 7/31/10	$1.00	—	^Δ	—	^	—	^
Year ended 7/31/09	$1.00	—	^Δ	—	^	—	^
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.05	Δ@	—		(0.05)

U.S. Treasury Money Market
Trust Shares
Year ended 7/31/11	$1.00	—	^Δ	—	^	—	^
Year ended 7/31/10	$1.00	—	^Δ	—	^	—	^
Year ended 7/31/09	$1.00	—	^Δ	—	^	—	^
Year ended 7/31/08	$1.00	0.03	Δ	—	^	(0.03)
Year ended 7/31/07	$1.00	0.05	Δ@	—	^	(0.05)

See notes to financial highlights

152

Fifth Third Funds
Financial Highlights, continued
(For a share of beneficial interest outstanding throughout each period)

			Ratios/Supplemental Data

			Ratios of		Ratios of		Ratios of
Net		Net	Expenses		Expenses		Net
Asset		Assets,	to		to		Investment
Value,		End of	Average		Average		Income
End of	Total	Period	Net		Net		to Average
Period	Return	(000’s)	Assets (a)		Assets (b)		Net Assets

$1.00	0.02%	$791,877	0.62%		0.17	%†	0.02%
$1.00	0.02%	$1,144,686	0.63	%Ω	0.20	%Ω†	0.02%
$1.00	0.53%	$1,305,329	0.65	%Ω	0.25	%Ω	0.50%
$1.00	3.21%	$1,217,028	0.63%		0.21%		2.78%
$1.00	5.15%	$420,260	0.65%		0.21%		5.02%

$1.00	0.01%	$2,826	0.70%		0.19	%†	0.01%
$1.00	0.01%	$9,203	0.71	%Ω	0.21	%Ω†	0.02%
$1.00	0.46%	$24,743	0.73	%Ω	0.33	%Ω†	0.34%
$1.00	3.10%	$20,532	0.72%		0.29%		3.74%
$1.00	5.06%	$63,885	0.73%		0.29%		4.93%

$1.00	0.01%	$258,795	0.77%		0.17	%†	0.01%
$1.00	0.01%	$188,149	0.78	%Ω	0.20	%Ω†	0.02%
$1.00	0.39%	$295,058	0.80	%Ω	0.39	%Ω†	0.42%
$1.00	3.06%	$480,906	0.79%		0.36%		3.01%
$1.00	4.99%	$472,893	0.80%		0.36%		4.87%

$1.00	0.01%	$68,176	0.87%		0.18	%†	0.01%
$1.00	0.01%	$77,827	0.88	%Ω	0.20	%Ω†	0.02%
$1.00	0.33%	$96,197	0.90	%Ω	0.46	%Ω†	0.35%
$1.00	2.95%	$144,089	0.88%		0.46%		2.61%
$1.00	4.88%	$74,548	0.90%		0.46%		4.77%

153

Fifth Third Funds
Notes to Financial Highlights

All Funds except Money Market Funds

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
^	Amount is less than $0.005 per share.
#	Represents income or gains/(losses) from affiliates.
Δ	Average shares method used in calculation.
Ω	Includes dividend and interest expense for securities sold short. See table below.

	Institutional	Class A	Class B	Class C

Year ended 7/31/11	0.59%	0.59%	0.59%	0.60%
Year ended 7/31/10	0.60%	0.61%	0.62%	0.56%
Year ended 7/31/09	0.39%	0.39%	0.39%	0.33%
Year ended 7/31/08	0.59%	0.59%	0.59%	0.59%
Year ended 7/31/07	— ^	— ^	— ^	— ^

^	Amount is less than $0.005 per share.

@	During the year ended July 31, 2007, the Adviser paid money to certain Funds related to an SEC investigation of Citi (formerly BISYS Fund Services), a former service provider to the Funds. See additional information below regarding per share impacts and total return from the year ended July 31, 2007 had this payment not occurred.

						Amount per
						share for Payment
		Total return excluding Payment by the Adviser (excludes sales charge)				by the Adviser &

		Institutional	Class A	Class B	Class C	All Classes

	Mid Cap Growth	17.24%	16.93%	16.06%	16.07%	$0.01
	Quality Growth	20.38%	20.05%	19.15%	19.15%	$0.02
	Disciplined Large Cap Value	14.44%	14.13%	13.38%	13.34%	$— ^
	Dividend Growth	14.90%	14.64%	13.78%	13.79%	$0.07
	International Equity	24.57%	24.27%	23.36%	23.31%	$— ^
	Total Return Bond	4.72%	4.45%	3.75%	3.65%	$0.01

^	Amount is less than $0.005.
&	Per share impact of the Payment by the Adviser was recognized by all classes on July 30, 2007. Calculation is based on outstanding shares as of July 30, 2007. Net Investment Income/(Loss) in these Financial Highlights includes the Payment by the Adviser.

‡	Includes interest expense relating to settlement of foreign futures. Interest expense was 0.01% for the year ended July 31, 2011, 0.01% for year ended July 31, 2010 and 0.02% for the year ended July 31, 2009.
!	Includes sextraordinary legal expenses. See table below.

		Institutional	Class A	Class B	Class C

	Year ended 7/31/10	0.32%	0.31%	0.29%	0.39%
	Year ended 7/31/09	0.39%	0.38%	0.39%	0.25%

†	During the year ended July 31, 2011, Structured Large Cap Plus settled litigation with the Lehman Brothers Bankruptcy Trustee. See additional information below regarding per share impacts and total return for the year ended July 31, 2011 had this payment not occurred.

Amount per
share for Settlement
with Prime
		Total Return excluding Settlement by Prime Broker (excludes sales charges)				Broker &

		Institutional	Class A	Class B	Class C	All Classes

	Structured Large Cap Plus	24.70%	24.55%	23.12%	23.50%	$0.06

&	Per share impact of the Settlement with Prime Broker was recognized by all classes on November 15, 2010. Calculation is based on outstanding shares as of November 15, 2010. Net Realized Gain/(Loss) in these Financial Highlights includes the Settlement with Prime Broker.

~	Includes litigation payments received during the year-ended July 31, 2011. The total returns excluding the litigation payments are listed below.

	Institutional	Class A	Class B	Class C

Total Return Bond	6.42%	6.04%	5.33%	5.34%

154

Fifth Third Funds
Notes to Financial Highlights, continued

Money Market Funds

(a)	Before waivers and reimbursements.
(b)	Net of waivers and reimbursements.
^	Amount is less than $0.005.
Δ	Average shares method used in calculation.
@	During the year ended July 31, 2007, the Adviser paid money to certain Funds related to an SEC investigation on Citi (formerly BISYS Fund Services), a former service provider to the Funds. Net Investment Income per share in these Financial Highlights includes the impact of this payment however the amount per share is less than $.005. The Funds distributed the income related to this payment after July 31, 2007. This payment into the Funds had no impact on total return for the year ended July 31, 2007.
Ω	Includes expense for the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds. This expense is being borne by the Funds without regard to any expense limitation currently in effect.

	Year ended		Year ended
	7/31/2010		7/31/2009
Prime Money Market	0.01%		0.04%
Institutional Money Market	—	^	0.03%
Institutional Government Money Market	—	^	0.02%
U.S. Treasury Money Market	0.01%		0.04%

^	Amount is less than 0.005%.

†	The Adviser waived additional expenses to maintain a competitive yield as follows:

	Year ended	Year ended	Year ended
	7/31/2011	7/31/2010	7/31/2009
Prime Money Market
Institutional Shares	0.26%	0.17%	—
Class A Shares	0.51%	0.42%	0.02%
Class B Shares	1.25%	1.15%	0.29%
Class C Shares	1.25%	1.10%	0.27%
Institutional Money Market
Institutional Shares	— ^	— ^	—
Select Shares	0.02%	— ^	—
Preferred Shares	0.07%	0.03%	—
Trust Shares	0.18%	0.12%	— ^
Institutional Government Money Market
Institutional Shares	0.02%	— ^	—
Select Shares	0.08%	0.03%	—
Preferred Shares	0.15%	0.08%	0.01%
Trust Shares	0.24%	0.19%	0.01%
U.S. Treasury Money Market
Institutional Shares	0.04%	0.02%	—
Select Shares	0.10%	0.09%	— ^
Preferred Shares	0.19%	0.17%	0.01%
Trust Shares	0.28%	0.27%	0.04%

^	Amount is less than 0.005%.

#	During the year ended July 31, 2011, the Adviser made a Voluntary Capital Contribution to Prime Money Market. The per share impact of this payment is less than $0.005. This payment into the Fund had no impact on total return for the year ended July 31, 2011.

155

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

156

Addresses

Fifth Third Funds	Fifth Third Funds
Class A Shares	38 Fountain Square Plaza, MD1090D2
Class B Shares	Cincinnati, OH 45202
Class C Shares
Institutional Shares
Select Shares
Preferred Shares
Trust Shares

Investment Adviser, Administrator and Accountant	Fifth Third Asset Management, Inc.
38 Fountain Square Plaza, MD1090D2
Cincinnati, OH 45202

Distributor	FTAM Funds Distributor, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Subadviser	Fort Washington Investment Advisors, Inc.
(High Yield Bond Fund only)	303 Broadway Street Suite 1200
Cincinnati, OH 45202

Custodian, Sub-Accountant and Sub-Administrator	State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111-2900

Transfer and Dividend Disbursing Agent	Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP
1100 Walnut, Suite 1300
Kansas City, MO 64106

Legal Counsel	Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601


157

The following additional information is available to you upon request and without charge.

Annual/Semi-Annual Reports:

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. The Funds’ annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds’ performance during each Fund’s last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by calling the Funds at 1-800-282-5706 or writing to:

Fifth Third Funds
38 Fountain Square Plaza
Cincinnati, OH 45202
You can also access these documents
free of charge, on the Funds’ website: http://www.fifththirdfunds.com*

*Fifth Third Funds’ website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission.
You can get copies:

•	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-551-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

•	At no charge on the EDGAR Database on the Commission’s Website at http://www.sec.gov.

Investment Company Act file no. 811-5669.

[THIS PAGE IS INTENTIONALLY LEFT BLANK]

[THIS PAGE IS INTENTIONALLY LEFT BLANK]


Advised by:

FTAM

FIFTH THIRD ASSET MANAGEMENT

BEYOND THE TRADITIONAL

1-800-282-5706

www.fifththirdfunds.com

FTF-PRO-1111


FIFTH THIRD FUNDS
COMBINED STATEMENT OF ADDITIONAL INFORMATION
DATED NOVEMBER 23, 2011

            This Combined Statement of Additional Information (the “SAI”) relates to the Prospectuses of the following portfolios (the “Funds”) of Fifth Third Funds (the “Trust”) dated November 23, 2011:


	Class A	Class B	Class C	Institutional Class	Select Class	Preferred Class	Trust Class
Fifth Third Small Cap Growth Fund	KNEMX	FTGBX	FTGCX	KNEEX
Fifth Third Mid Cap Growth Fund	FSMCX	FBMBX	FCMCX	FMCIX
Fifth Third Quality Growth Fund	FSQGX	FSBQX	FSQCX	FQGIX
Fifth Third Dividend Growth Fund	FSPIX	FTPBX	FTPCX	FPFIX
Fifth Third Micro Cap Value Fund	MXCAX	MXCBX	MXCSX	MXAIX
Fifth Third Small Cap Value Fund	FTVAX	FTVBX	FTVCX	FTVIX
Fifth Third All Cap Value Fund	MXLAX	MXLBX	MXLCX	MXEIX
Fifth Third Disciplined Large Cap Value Fund	FSSIX	FBEQX	FEQCX	FEINX
Fifth Third Structured Large Cap Plus Fund	KNVIX	FBLVX	FCLVX	KNVEX
Fifth Third Equity Index Fund	KNIDX	FBINX	FCINX	KNIEX	KNISX	KNIPX	KNITX
Fifth Third International Equity Fund	FSIEX	FBIEX	FTECX	FIEIX
Fifth Third Strategic Income Fund	FFSAX	FFSBX	FRACX	MXIIX
Fifth Third LifeModel Aggressive FundSM	LASAX	LASBX	LASCX	LASIX
Fifth Third LifeModel Moderately Aggressive FundSM	LMAAX	LMABX	LMACX	LMAIX
Fifth Third LifeModel Moderate FundSM	LMDAX	LMDBX	LMDCX	LMDIX
Fifth Third LifeModel Moderately Conservative FundSM	LAMVX	LBMVX	LCMVX	LIMVX
Fifth Third LifeModel Conservative FundSM	LCVAX	LCVBX	LCVCX	LCVIX
Fifth Third High Yield Bond Fund	FTYAX	FTYBX	FTYCX	FTYIX
Fifth Third Total Return Bond Fund	KIFIX	FBBDX	FCBDX	KNIIX
Fifth Third Short Term Bond Fund	KNLIX		KNLCX	KNLMX
Fifth Third Prime Money Market Fund	FSCXX	FBPXX	FPCXX	FCPXX
Fifth Third Institutional Money Market Fund				LSIXX	LSSXX	LSPXX	LSTXX
Fifth Third Institutional Government Money Market Fund				KGIXX	KGSXX	KGPXX	KGTXX
Fifth Third U.S. Treasury Money Market Fund				FQTXX	FTSXX	FTPXX	FTTXX

            This SAI, which has been filed with the Securities and Exchange Commission (“SEC”), provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above (each a “Fund” and, collectively, the “Funds”). This SAI is not a prospectus, and should be read only in conjunction with the prospectus for the Funds (the “Prospectus”). The Prospectus is dated November 23, 2011. The financial statements for the Funds, including the notes thereto, dated July 31, 2011, are incorporated by reference into this SAI from the annual reports of the Funds. To receive a copy of the Prospectus, you may write the Trust at Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 or call toll-free (800) 282-5706.

TABLE OF CONTENTS


i

Trading In Foreign Securities	86
FEDERAL INCOME TAX STATUS	86
FINANCIAL STATEMENTS	102
APPENDIX A	103
APPENDIX B	109

ii

GENERAL INFORMATION ABOUT THE TRUST

            The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Trust’s Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. This Statement of Additional Information relates to the following funds (each, a “Fund” and collectively, the “Funds”):

THE “EQUITY FUNDS”:

Fifth Third Small Cap Growth Fund (“Small Cap Growth Fund”)
Fifth Third Mid Cap Growth Fund (“Mid Cap Growth Fund”)
Fifth Third Quality Growth Fund (“Quality Growth Fund”)
Fifth Third Dividend Growth Fund (“Dividend Growth Fund”)
Fifth Third Micro Cap Value Fund (“Micro Cap Value Fund”)
Fifth Third Small Cap Value Fund (“Small Cap Value Fund”)
Fifth Third All Cap Value Fund (“All Cap Value Fund”)
Fifth Third Disciplined Large Cap Value Fund (“Disciplined Large Cap Value Fund”)
Fifth Third Structured Large Cap Plus Fund (“Structured Large Cap Plus Fund”)
Fifth Third Equity Index Fund (“Equity Index Fund”)
Fifth Third International Equity Fund (“International Equity Fund”)
Fifth Third Strategic Income Fund (“Strategic Income Fund”)

THE “ASSET ALLOCATION FUNDS”:

Fifth Third LifeModel Aggressive FundSM (“LifeModel Aggressive FundSM”)
Fifth Third LifeModel Moderately Aggressive FundSM (“LifeModel Moderately Aggressive FundSM”)
Fifth Third LifeModel Moderate FundSM (“LifeModel Moderate FundSM”)
Fifth Third LifeModel Moderately Conservative FundSM(“LifeModel Moderately Conservative FundSM”)
Fifth Third LifeModel Conservative FundSM (“LifeModel Conservative FundSM” and, together with the LifeModel Aggressive FundSM, the LifeModel Moderately Aggressive FundSM, the LifeModel Moderate FundSM, the LifeModel Moderately Conservative FundSM, the “Asset Allocation Funds”)

THE “BOND FUNDS”:

Fifth Third High Yield Bond Fund (“High Yield Bond Fund”)
Fifth Third Total Return Bond Fund (“Total Return Bond Fund”)
Fifth Third Short Term Bond Fund (“Short Term Bond Fund”)

THE “MONEY MARKET FUNDS”:

Fifth Third Prime Money Market Fund (“Prime Money Market Fund”)
Fifth Third Institutional Money Market Fund (“Institutional Money Market Fund”)
Fifth Third Institutional Government Money Market Fund (“Institutional Government Money Market Fund”)
Fifth Third U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)

The Trust offers shares of the following Funds and shares of the following classes of each Fund:

	Institutional	Class A	Class B*	Class C	Select	Preferred	Trust
Small Cap Growth Fund	X	X	X	X
Mid Cap Growth Fund	X	X	X	X
Quality Growth Fund	X	X	X	X
Dividend Growth Fund	X	X	X	X
Micro Cap Value Fund	X	X	X	X
Small Cap Value Fund	X	X	X	X
All Cap Value Fund	X	X	X	X
Disciplined Large Cap Value Fund	X	X	X	X
Structured Large Cap Plus Fund	X	X	X	X
Equity Index Fund	X	X	X	X	X	X	X
International Equity Fund	X	X	X	X
Strategic Income Fund	X	X	X	X
LifeModel Aggressive FundSM	X	X	X	X
LifeModel Moderately Aggressive FundSM	X	X	X	X
LifeModel Moderate FundSM	X	X	X	X
LifeModel Moderately Conservative FundSM	X	X	X	X
LifeModel Conservative FundSM	X	X	X	X
High Yield Bond Fund	X	X	X	X
Total Return Bond Fund	X	X	X	X
Short Term Bond Fund	X	X		X
Prime Money Market Fund	X	X	X	X
Institutional Money Market Fund	X				X	X	X
Institutional Government Money Market Fund	X				X	X	X
U.S. Treasury Money Market Fund	X				X	X	X
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*	Effective May 11, 2007, all Class B shares were closed to all purchases. Dividends may continue to be reinvested automatically without incurring a sales charge, and existing shareholders owning Class B shares may exchange to Class B shares of other Fifth Third Funds and may redeem shares as described in the Prospectus. Please contact Fifth Third Funds Shareholder Services at 1-800-282-5706 with any questions.

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            Each Fund is an “open-end” management investment company and, each is a “diversified” investment company, as those terms are defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.

            Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees (“Trustees”) may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Fifth Third Funds’ shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.
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            Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Class A, Class B, and Class C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees.

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            As used in this SAI, a “vote of a majority of the outstanding shares” of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.
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            For purposes of determining the presence of a quorum and counting votes on matters presented, shares represented by abstentions and “broker non-votes” will be counted as present, but not as votes cast, at the meeting. Under the 1940 Act, the affirmative vote necessary to approve a matter under consideration may be determined by reference to a percentage of votes present at the meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.

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            The Trust’s executive offices are located at 38 Fountain Square Plaza, Cincinnati, Ohio 45202. The Trustees are responsible for managing the business and affairs of the Trust.
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            All Funds are advised by Fifth Third Asset Management, Inc. (“FTAM” or the “Adviser”). Fifth Third Asset Management, Inc. is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is, in turn, a wholly-owned subsidiary of Fifth Third Bancorp. Fort Washington Investment Advisors, Inc. (“Fort Washington” or “Subadviser”) serves as investment sub-adviser to the High Yield Bond Fund.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

            The Prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds’ investment policies in the Prospectuses.

Investment Objectives

            Each Fund’s investment objective is fundamental and may not be changed without shareholder approval.

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Investment Limitations

Fundamental Limitations for Equity Funds and Bond Funds

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            Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund’s outstanding shares.

            Issuing Senior Securities and Borrowing Money.   Except for the Structured Large Cap Plus Fund, none of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of the Dividend Growth Fund) may enter into futures contracts, as applicable. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intend to borrow money for investment leverage. None of the Funds consider a cash advance used to cover a short-term overdraft to be a borrowing.

            Selling Short and Buying on Margin.   Except for the Structured Large Cap Plus Fund, none of the Funds will sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund (with the exception of the Dividend Growth Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

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            The Structured Large Cap Plus Fund may sell securities short or purchase securities on margin, and may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Structured Large Cap Plus Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
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            Pledging Assets.   The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund’s assets.

            Lending Cash or Securities.   The Funds will not lend any of their respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of a Fund’s total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

            Investing in Commodities.   None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds (with the exception of the Dividend Growth Fund) may engage in transactions involving financial futures contracts or options on financial futures contracts.

            Investing in Real Estate.   None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

            Diversification of Investments.   Each of the Funds may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

            Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.

            In order to qualify as a regulated investment company for federal income tax purposes, each Fund may have no more than 25% of the value of its total assets invested in the securities (other than securities of the U.S. government, its agencies or instrumentalities, or securities of other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses or in the securities of qualified publicly traded partnerships. In addition, at least 50% of the value of each Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities limited with respect to any one issuer to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

            Dealing in Put and Call Options.   The Micro Cap Value Fund, All Cap Value Fund, Strategic Income Fund and Dividend Growth Fund will not buy or sell put options (with the exception of listed put options on financial futures contracts), call options (with the exception of listed call options or over-the-counter call options on futures contracts), straddles, spreads, or any combination of these.

            Concentration of Investments.   A Fund will not invest 25% or more of the value of its total assets in any one industry, except that each Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

            Underwriting.   A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

            Small Cap Growth Fund.   The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Adviser believes have above-average potential for growth in revenues, earnings, or assets.

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Non-Fundamental Limitations for Equity Funds and Bond Funds
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            Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

            Investing in Illiquid Securities.   The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities determined in accordance with procedures adopted by the Trustees not to be liquid, and non-negotiable time deposits with maturities over seven days.

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            Investing in Securities of Other Investment Companies.   Each Fund may invest in shares of other investment companies, including shares of iShares®. The Funds will limit their respective investments in other investment companies that are not part of the same group of investment companies to no more than 3% of the total outstanding voting stock of any investment company, no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds may invest their respective assets in shares of other investment companies in excess of these limits in reliance upon an exemptive order issued to it and the Adviser. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker’s commissions. The Funds may invest without limitation in shares of money market funds. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. Each of the Small Cap Growth Fund, Mid Cap Growth Fund, Quality Growth Fund, Small Cap Value Fund, All Cap Value Fund, Disciplined Large Cap Value Fund, Structured Large Cap Plus Fund, International Equity Fund, Strategic Income Fund, High Yield Bond Fund, Total Return Bond Fund and Short Term Bond Fund may not invest in shares of other registered investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.
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            Investment companies include exchange-traded funds (“ETFs”). See the disclosure under the heading “Exchange-Traded Funds” below for more information on investments in ETFs. Pursuant to an SEC exemptive order issued to iShares®, dated April 15, 2003, upon adherence to the conditions set forth in the order, the Funds may invest their respective net assets in iShares® in excess of the 3%, 5% and 10% limits described above.

            It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

            Investing in Put Options.   The Micro Cap Value Fund, All Cap Value Fund, Strategic Income Fund and International Equity Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating liquid assets in the amount of any further payment.

            Writing Covered Call Options.   The International Equity Fund will not write call options on securities or futures contracts unless the securities or futures contracts are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating liquid assets in the amount of any further payment.

            Miscellaneous.   Except with respect to a Fund’s policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

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Fundamental Limitations for Money Market Funds
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            Except as otherwise provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund’s shares.

            Selling Short and Buying on Margin.   None of the Funds will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

            Issuing Senior Securities and Borrowing Money.   None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds considers the issuance of separate classes of shares to involve the issuance of “senior securities” within the meaning of this investment limitation.

            None of the Funds will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. None of the Funds has any present intention to borrow money. None of the Funds consider a cash advance used to cover a short-term overdraft to be a borrowing.

            Pledging Securities or Assets.   The Prime Money Market Fund will not pledge securities. The Institutional Money Market Fund, Institutional Government Money Market Fund and U.S. Treasury Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

            Investing in Commodities, Commodity Contracts, or Real Estate.   The Prime Money Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Institutional Money Market Fund and Institutional Government Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests.

            Underwriting.   A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

            Lending Cash or Securities.   The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and (ii) portfolio securities of the Funds (other than the U.S. Treasury Money Market Fund) may be lent to third parties.

This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

            Acquiring Voting Securities.   The Prime Money Market Fund, Institutional Money Market Fund and Institutional Government Money Market Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.

            Diversification of Investments.   Each of the Funds may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

            Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.

            Concentration of Investments.   Each of the Prime Money Market Fund, Institutional Money Market Fund and Institutional Government Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its total assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its total assets in instruments of foreign banks.

            Dealing in Put and Calls.   The Money Market Funds will not buy or sell puts, calls, straddles, spreads, or any combination of these.

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Non-Fundamental Limitations for Money Market Funds
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            Except as otherwise provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

            Investing In Securities of Other Investment Companies.   The Funds will limit their respective investments in other investment companies (other than the Money Market Funds) to no more than 3% of the total outstanding voting stock of any investment company. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker’s commissions. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Funds may invest in shares of money market funds without limitation. Each of the Institutional

Money Market Fund and U.S. Treasury Money Market Fund may not invest in shares of other registered investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

            It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

            Investing in Illiquid Securities.   None of the Funds will invest more than 5% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities determined in accordance with procedures adopted by the Trustees not to be liquid, and non-negotiable time deposits with maturities over seven days.

            Miscellaneous.   Except with respect to a Fund’s policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

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Fundamental Limitations for Asset Allocation Funds
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            Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund’s outstanding shares.

            Issuing Senior Securities and Borrowing Money.   None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts, as applicable. The Asset Allocation Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intends to borrow money for investment leverage. None of the Funds consider a cash advance used to cover a short-term overdraft to be a borrowing.

            Selling Short and Buying on Margin.   The Asset Allocation Funds will not sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

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            Pledging Assets.   The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund’s assets.

            Lending Cash or Securities.   The Funds will not lend any of their respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of a Fund’s total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

            Investing in Commodities.   None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds may engage in transactions involving financial futures contracts or options on financial futures contracts.

            Investing in Real Estate. None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

            Diversification of Investments.   Each of the Funds may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

            Under the 1940 Act, and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.

            In order to qualify as a regulated investment company for federal income tax purposes, each Fund may have no more than 25% of the value of its total assets invested in the securities (other than securities of the U.S. government, its agencies or instrumentalities, or securities of other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses or in the securities of qualified publicly traded partnerships. In addition, at least 50% of the value of each Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities limited with respect to any one issuer to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

            Concentration of Investments.   A Fund will not invest 25% or more of the value of its total assets in any one industry, except that each Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities. Regarding the Asset Allocation Funds, underlying Funds are not themselves considered to be included in an industry for purposes of the preceding limitation.

            Underwriting.   A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

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Non-Fundamental Limitations for Asset Allocation Funds
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            Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

            Investing in Illiquid Securities.   The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities determined in accordance with procedures adopted by the Trustees not to be liquid, and non-negotiable time deposits with maturities over seven days.

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            Investing in Securities of Other Investment Companies.   Each Fund may invest in shares of other investment companies, including shares of iShares®. The Funds will limit their respective investments in other investment companies that are not part of the same group of investment companies to no more than 3% of the total outstanding voting stock of any investment company, no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds may invest their respective assets in shares of other investment companies in excess of these limits in reliance upon an exemptive order issued to it and the Adviser. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker’s commissions. The Funds may invest without limitation in shares of money market funds. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Asset Allocation Funds may invest all of their assets in investment companies that are part of the same group of investment companies.
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            Investment companies include exchange-traded funds (“ETFs”). See the disclosure under the heading “Exchange-Traded Funds” below for more information on investments in ETFs. Pursuant to an SEC exemptive order issued to iShares®, dated April 15, 2003, upon adherence to the conditions set forth in the order, the Funds may invest their respective net assets in iShares® in excess of the 3%, 5% and 10% limits described above.

            It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

            Miscellaneous.   Except with respect to a Fund’s policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”

ADDITIONAL RISKS AND INFORMATION CONCERNING
CERTAIN INVESTMENT TECHNIQUES

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            The Funds may invest in a variety of securities and may employ a number of investment techniques. With respect to the Asset Allocation Funds, investments and techniques used by a Fund include investments and techniques of the underlying funds in which a Fund invests, and to which an Asset Allocation Fund is exposed indirectly. The types of investments a Fund uses and some of the risks posed by such investments are described below. Not all Funds may use each type of investment technique. For example, a Fund’s fundamental investment limitation may prohibit a Fund from using a specific investment technique or instrument. Please consult the Prospectus for additional details regarding these and other permissible investments.
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Types of Investments

            Bank Instruments.   Each Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation. Such instruments include certificates of deposit, demand and time deposits, savings shares, and bankers’ acceptances. These instruments are not necessarily guaranteed by those organizations.

            In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers’ acceptances, the Funds may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and (c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States; provided such investment is in agreement with the Fund’s investment objective and policies.

            Cash.   From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund’s assets retained in cash may reduce the Fund’s return and, in the case of Bond Funds and Money Market Funds, the Fund’s yield.

            Bear Funds.   The Funds may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500® Index or to hedge an existing portfolio of securities or mutual fund shares.

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            Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes. Using these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. Bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any
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gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.

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            Closed-End Investment Funds.   The Funds may invest in closed-end investment companies. The shares of closed-end investment companies will generally be exchange-traded and are not redeemable. Closed-end fund shares often trade at a substantial discount (or premium) from their net asset value (“NAV”). Therefore, there can be no assurance that a share of a closed-end fund, when sold, will be sold at a price that approximates its NAV.
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            The Funds may also invest in closed-end investment companies in transactions not involving a public offering. These shares will be “restricted securities” and a Fund may be required to hold such shares until the closed-end fund’s termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the shareholder will, at the option of the closed-end fund, be required to provide the closed-end fund with a legal opinion, in form and substance satisfactory to the closed-end fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the shares until shares are redeemed or the closed-end fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the shares may be made except by registration by the transfer agent on the closed-end fund’s books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the closed-end fund. A transfer of the shares owned by a shareholder will not relieve the shareholder of any unfulfilled subscription obligation. Consent of the closed-end fund is required prior to the assumption of the transferee’s Subscription Agreement by another party. The closed-end fund may withhold consent to such an assumption at its absolute discretion.

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            Exchange-Traded Funds (“ETFs”).   The Funds (except for the Money Market Funds) may invest in shares of various ETFs, including exchange-traded index and bond funds and ETFs listed on U.S. and foreign exchanges. ETFs seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bonds rises and falls. The market value of their shares may differ from the NAV of the particular fund. A Fund will bear its ratable share of the ETF’s expenses, including its advisory and administration fees. At the same time, a Fund will continue to pay its own investment management fees and other expenses. As a result, a Fund will absorb duplicate levels of fees with respect to investments in ETFs.
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            Because most ETFs are investment companies, absent exemptive relief, investment in most such funds generally would be limited under applicable federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company that is not part of the same group of investment companies to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of its assets. Pursuant to an exemptive order issued to iShares® Trust and iShares®, Inc. (“iShares®”) dated April 15, 2003, upon adherence to the conditions set forth in the order, the Funds may invest their respective total assets in excess of the 3%, 5% and 10% limits described above. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor iShares® Funds make any representations regarding the advisability of investing in an iShares® Fund.

            iShares® is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares® offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

            Collateralized Loan Obligations (“CLOs”).   A CLO is a type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans, which may include domestic and foreign senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portion is the residual, or “equity,” tranche, which bears some or all of the risk of default by the loans in the trust, and therefore protects the other more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche of a CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection provided by the equity tranche, senior CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, the total loss of the equity tranche due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CLO securities.

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            The risks of an investment in a CLO largely depend on the type of underlying collateral securities and the tranche in which a Fund invests. Typically, CLOs are privately offered and sold, and thus are not registered under the securities laws. As a result, a Fund may characterize its investments in CLOs as illiquid, unless an active dealer market for a particular CLO allows the CLO to be purchased and sold in Rule 144A transactions. CLOs are subject to the typical risks associated with debt instruments discussed elsewhere in the Prospectus and in this SAI (i.e., interest rate risk and credit risk). Additional risks of CLOs include (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) a decline in the quality of the collateral, and (iii) the possibility that a Fund may invest in a subordinate tranche of a CLO. In addition, due to the complex nature of a CLO, an investment in a CLO may not perform as expected. An investment in a CLO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.
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            Commercial Paper and Other Short-Term Obligations.   The Funds may invest in commercial paper (including variable amount master demand notes), which consists of short-term unsecured promissory notes issued by U.S. corporations, partnerships, trusts or other entities in order to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days remaining to maturity at the date of purchase. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Funds’ restrictions on illiquid investments unless, in the judgment of the Adviser or Subadviser, as applicable, and subject to the procedures adopted by the Board of Trustees, such note is deemed to be liquid.
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            Convertible Securities.   The Funds may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

            A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Adviser or Subadviser, as applicable, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund may hold or trade convertible securities.

            In selecting convertible securities for a Fund, the Adviser or Subadviser, as applicable, evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these characteristics with respect to a particular convertible security, the Adviser or Subadviser, as applicable, considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.

            Derivatives.   Each Fund may, but is not required to, use derivative instruments for hedging, risk management purposes, as a substitute for direct investment in securities or other assets, or as part of its investment strategies. Generally, derivatives are financial contracts whose value depend upon, or are derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swaps). A description of these and other derivative instruments that the Funds may use are described further below.

            The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter (“OTC”) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing its contractual rights.

            Derivative instruments are subject to other risks. For example, since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also are subject to the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track.

            Custody Receipts.   The Funds may invest in custody receipts that represent corporate debt securities. Custody receipts, such as Morgan Stanley TRACERs, are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. Generally the sponsor will then sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool, and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool, for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

            Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Funds, are corporate debt securities. Additionally, custody receipts may be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

            Futures and Options Transactions.   The Funds may engage in futures and options transactions to create investment exposure or to hedge, to the extent consistent with their investment objectives and policies.

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            As a means of reducing fluctuations in the NAV of their shares, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to create investment exposure or to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

            The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out OTC or on an exchange which provides a secondary market for options of the same series.

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            The International Equity Fund may invest in securities index futures contracts when the Adviser believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

            Futures Contracts.   A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract (“going short”), and the buyer, who agrees to take delivery of the security (“going long”) at a certain time in the future.

            A securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

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            The purpose of the acquisition or sale of a futures contract by a Fund may be to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to “go short” to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund’s anticipated holding period. The Fund would “go long” to hedge against a decline in market interest rates. Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term “commodity pool operator” adopted by the Commodities Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets.

            Stock Index Options.   The Funds may purchase put options on stock indices listed on national securities exchanges or traded in the OTC market. A stock index fluctuates with changes in the market values of the stocks included in the index.

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            The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds’ portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Adviser or Subadviser, as applicable, to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

            Put Options on Financial Futures Contracts.   The Funds may purchase listed put options on financial futures contracts. The Funds will use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

     Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

     Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

     A Fund may write listed put options on financial futures contracts to hedge its portfolio or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

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     Call Options on Financial Futures Contracts.   The Funds may write listed call options or OTC call options on futures contracts, to hedge their portfolios against an increase in market interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund’s obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund’s call option position to increase. In other words, as the underlying future’s price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund’s portfolio securities.
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     Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

     A Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

     Limitation on Open Futures Positions.   No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     “Margin” in Futures Transactions.   Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of “initial margin” in cash, securities or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract’s initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

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     A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin”, equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily NAV, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.
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     Purchasing Put Options on Portfolio Securities.   The Funds may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

     Writing Covered Call Options on Portfolio Securities.   The Funds may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

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     Over-the-Counter Options.   The Funds may purchase and write OTC options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.
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     Structured Investments.   Structured investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Funds will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser or Subadviser, as applicable.

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     Structured Notes.   The Funds may invest in structured notes. Structured notes are derivatives where the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser or Subadviser, as applicable, wishes to accept while reducing or avoiding certain other risks.

     Swap Agreements .   The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.
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     Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

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     A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser or Subadviser, as applicable, believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
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     Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

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     Swap agreements are typically settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund’s custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Adviser or Subadviser, as appropriate, believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.
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     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC market. The Adviser or Subadviser, as applicable, in accordance with procedures adopted by the Board of Trustees, is responsible for determining and monitoring liquidity of a particular Fund’s transactions in swap agreements.
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     The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

     Collateralized Mortgage Obligations (“CMOS”).    The Funds may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association, Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

     The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

     Certain debt securities such as, but not limited to, mortgage-related securities, CMOs, asset backed securities (“ABSs”) and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Bond Funds’ weighted average maturity, the effective maturity of such securities will be used.

     Adjustable Rate Mortgage Securities (“ARMS”).    The Funds may invest in ARMS. Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

     The underlying mortgages which collateralize the ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage-related securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage-related securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

     Foreign Currency Transactions.    The Funds may engage in foreign currency transactions. In addition, the Strategic Income Fund, the Total Return Bond Fund and the Short-Term Bond Fund may invest in foreign government debt.

     Currency Risks.    The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Funds value their assets daily in U.S. dollars, they may not convert their holdings of foreign currencies to U.S. dollars daily. The Funds may incur conversion costs when they convert their holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Funds buy and sell currencies.

     The Funds may engage in foreign currency exchange transactions in connection with their portfolio investments. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

     Forward Foreign Currency Exchange Contracts.    The Funds may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. Each of the Adviser or Subadviser, as applicable, believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in each of the Funds’ best interest to do so. The Funds may also enter into forward foreign currency exchange contracts to gain exposure to currencies underlying various securities or financial instruments held in the respective Fund.

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     In addition, the Funds may be permitted to engage in cross-hedging. Cross-hedging involves the use of forward contracts to shift currency exposure from one non-U.S. dollar currency to another non-U.S. dollar currency. An example would be where the Fund were overweight securities denominated in Sterling and the portfolio manager wished to bring that segment’s currency weighting back within the parameters of the index. In this case, the portfolio manager would sell Sterling and buy the Euro using forward contracts. Cross-hedging will only be done relative to an established index and will not exceed 50% of a Fund’s net assets.
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     Currency hedging may also be accomplished through “proxy hedging,” which is defined as entering into a position in one currency to hedge investments denominated in another currency, where two currencies are economically linked or otherwise correlated.

     Foreign Currency Options.    The Funds may engage in foreign currency options, and the funds in which they invest may engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

     When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Funds against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put option. Likewise, if a Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, it would not have to exercise its call. Instead, it could acquire in the spot market the amount of foreign currency needed for settlement.

     Special Risks Associated with Foreign Currency Options.    Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. There are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a Fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Adviser or Subadviser, as applicable, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

     The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

     Foreign Currency Futures Transactions.    By using foreign currency futures contracts and options on such contracts, the Funds may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

     Special Risks Associated with Foreign Currency Futures Contracts and Related Options.    Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

     Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Funds will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Adviser or Subadviser, as applicable, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Funds because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

     Guaranteed Investment Contracts.    The Funds may make limited investments in guaranteed investment contracts (“GICs”) issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company’s general assets. The Funds will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by the Adviser pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund’s limitation on illiquid investments.

     Lending of Portfolio Securities.    The Funds (except for the Money Market Funds) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

     Loan Participation Notes.    The Funds may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.

     Lower-Rated and Unrated Securities.    The Funds may invest in higher yielding (and, therefore, higher risk), lower-rated fixed-income securities, including investment-grade securities, junk bonds and unrated securities. Securities rated in the fourth highest category by S&P or Moody’s, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than with respect to issuers of higher grade bonds.

     Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as “junk bonds,” offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

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     Special Risks Associated with Lower-Rated And Unrated Securities.    The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower-rated debt securities, the Adviser’s or Subadviser’s, as appropriate, research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Adviser or Subadviser, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer’s management and regulatory matters.

     In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its NAV. Moreover, the lack of a liquid trading market may restrict the availability of securities for a Fund to purchase and may also have the effect of limiting the ability of the Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.
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     Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by the Funds may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities.

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     Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by that Fund. Neither event will require sale of the security by the Fund, but the Adviser or Subadviser, as appropriate, will consider this event in its determination of whether the Fund should continue to hold the security.
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     The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

     A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

     In considering investments for the Strategic Income Fund and High Yield Bond Fund, the Adviser and Subadviser, respectively, will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Adviser’s or Subadviser’s analysis will focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

     Although not a principal investment strategy, up to 5% of the Quality Growth Fund’s total assets may be represented by higher yielding (and, therefore, higher risk), lower-rated fixed-income securities, including investment-grade securities, junk bonds and unrated securities.

     Master Limited Partnerships.    Master limited partnerships (“MLPs”) are limited partnerships in which ownership units are publicly traded. MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, although MLPs may invest in other types of industries, or in credit-related investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. A Fund also may invest in companies who serve (or whose affiliates serve) as the general partner of an MLP.

     Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

     The Funds may also hold investments in limited liability companies that have many of the same characteristics and are subject to many of the same risks as MLPs. Distributions attributable to gain from the sale of MLPs may be taxed as ordinary income for federal income tax purposes.

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     Money Market Instruments.    The Funds may invest in money market instruments, which are high quality, short-term fixed income securities that adhere to the guidelines (i.e., liquidity, maturity and credit quality) set forth by Securities and Exchange Commission (“SEC”) Rule 2a-7 under the 1940 Act, which governs the allowable investments purchased by money market funds.
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     Municipal Leases.    The Funds may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Adviser, in accordance with procedures adopted by the Trustees, will base its determination on the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers recently willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (5) the general credit quality of the municipality, including: (a) whether the lease can be cancelled; (b) whether the assets represented by the lease can be sold; (c) the strength of the lessee’s general credit; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality; and (e) the legal recourse in the event of a failure to appropriate.

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     Municipal Securities.    The Funds may invest in municipal securities of any state which have the characteristics set forth in the Prospectus of that Fund. Examples of municipal securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (g) general obligation bonds.
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     Variable Rate Municipal Securities.    The Funds may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds’ demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

     Participation Interests.    The Funds may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Funds may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give these Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

     Real Estate Investment Trusts.    The Funds (other than the Money Market Funds) may invest in real estate investment trusts (“REITs”), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest. The Funds’ investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund’s investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

     Repurchase Agreements.    A Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a Fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. A Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Adviser or Subadviser, as applicable, to be creditworthy.

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     Restricted and Illiquid Securities.    A Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other
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restricted securities which meet the criteria for liquidity established in accordance with procedures adopted by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity in accordance with such procedures, including Section 4(2) securities, as determined by the Adviser or Subadviser, as applicable, as liquid and not subject to the investment limitation applicable to illiquid securities.

     The ability to determine the liquidity of certain restricted securities is permitted under the SEC staff position set forth in the adopting release for Rule 144A under the 1933 Act (the “Rule”). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The determination of the liquidity of restricted securities is made by the Adviser or Subadviser, as appropriate, in accordance with procedures adopted by the Trustees. The following criteria, among others, are considered in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.
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     Reverse Repurchase Agreements.    Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument’s market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund’s records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

     Stand-By Commitments.    The Funds may enter into stand-by commitments with respect to municipal obligations held by them. Under a stand-by commitment, a dealer agrees to purchase at a Fund’s option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

     The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

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     The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Adviser’s opinion, present minimal credit risks. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining the NAV of a Fund. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.
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     Stripped Obligations.    The Funds may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or other institution. These “stripped” U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities (“STRIPS”) program or Coupon Under Bank-Entry Safekeeping (“CUBES”) program. The Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value, and may, with respect to the Bond Funds, include stripped mortgage-backed securities (“SMBS”). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar-denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

     SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

     SMBS which are not issued by the U.S. government (or a U.S. government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust’s Board of Trustees.

     Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system and the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     In addition, the Funds may acquire other U.S. government obligations and their unmatured interest coupons that have been stripped by their holder. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners.

     Although a “stripped” security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security’s discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

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     Trust Preferred Securities.    Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities currently permit the issuing entity to treat the interest payments as a tax-deductible cost. These securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, these securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities have the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an event of default. At the present time, the Internal Revenue Service (“IRS”) treats trust preferred securities as debt.
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     U.S. Government Obligations.    The types of U.S. government obligations in which the Funds may invest include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises (“GSEs”), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Student Loan Marketing Association can also issue debt as a corporation, which is not considered a U.S. Government obligation.

     Variable Rate U.S. Government Securities.    Some of the short-term U.S. government securities that the Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

     Overseas Private Investment Corporation Certificates.    The Funds may invest in Certificates of Participation issued by the Overseas Private Investment Corporation (“OPIC”). OPIC is a U.S. Government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 140 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation. OPIC can lend up to $250 million per project on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis. OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies. These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. Government.

     Warrants.    The Funds may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

     When-Issued and Delayed Delivery Transactions.    A Fund may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund’s records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of their assets.

     Temporary and Defensive Investments.    A Fund (other than the Money Market Funds) may hold up to 100% of its assets in cash, short-term debt securities or other short-term instruments for temporary defensive purposes. The Short Term Bond Fund may shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Adviser. The Money Market Funds may hold up to 100% of their assets in cash. A Fund will adopt a temporary defensive position when, in the opinion of the Adviser or Subadviser, as applicable, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund’s other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the “A” major rating category by Standard & Poor’s (“S&P”) or the “Prime” major rating category by Moody’s Investors Service, Inc. (“Moody’s”), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the “A” category by S&P or Moody’s.

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     Portfolio Turnover.    The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds’ investment objectives. The portfolio turnover rates for the Funds except the Money Market Funds for fiscal years ended July 31, 2011 and July 31, 2010 were as follows:
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	Fiscal Year Ended July 31, 2011	Fiscal Year Ended July 31, 2010
Small Cap Growth Fund	74%	86%
Mid Cap Growth Fund[1]	111%	92%
Quality Growth Fund	88%	56%
Dividend Growth Fund	53%	63%
Micro Cap Value Fund	59%	56%
Small Cap Value Fund	93%	65%
All Cap Value Fund	59%	37%
Disciplined Large Cap Value Fund	72%	54%
Structured Large Cap Plus Fund[2]	198%	180%
Equity Index Fund	2%	6%
International Equity Fund[3]	131%	137%
Strategic Income Fund	42%	31%
LifeModel Aggressive FundSM	18%	11%
LifeModel Moderately Aggressive FundSM	18%	16%
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	Fiscal Year Ended July 31, 2011	Fiscal Year Ended July 31, 2010
LifeModel Moderate FundSM	20%	9%
LifeModel Moderately Conservative FundSM	25%	14%
LifeModel Conservative FundSM	25%	14%
High Yield Bond Fund	81%	71%
Total Return Bond Fund	60%	39%
Short Term Bond Fund	61%	78%
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1
In April of 2010, Jon Fisher, FTAM Director of Mid Cap Growth Strategies, took over portfolio management responsibilities for the Fund. Modifications in the management philosophy have naturally resulted in a temporary increase in the portfolio turnover rate. The portfolio turnover rate is expected to normalize over the long term.

2
During the fiscal years ended July 31, 2010 and July 31, 2011, the quantitative management process employed by the Structured Large Cap Plus Fund resulted in slightly higher turnover rates than some fundamentally managed portfolios. The Fund is risk controlled with extensive constraint sets used in portfolio construction. Maintaining these constraints results in modestly high turnover. Furthermore a new version of the statistical stock selection model was introduced during the period which naturally results in higher turnover. Finally, the highly volatile market environment and frequent sector rotations have also resulted in higher portfolio turnover.

3
During the fiscal years ended July 31, 2010 and July 31, 2011, the quantitative management process employed by the International Equity Fund resulted in slightly higher turnover rates than some fundamentally managed portfolios. The Fund is risk controlled with extensive constraint sets used in portfolio construction. Maintaining these constraints results in modestly high turnover. Furthermore a new version of the statistical stock selection model was introduced during the period which naturally results in higher turnover. Finally, the highly volatile market environment and frequent sector rotations have also resulted in higher portfolio turnover.

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FIFTH THIRD FUNDS MANAGEMENT

     The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and desirable to carry out this responsibility, including the election and removal of Trust officers.

Trustees and Officers

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     The Trustees and officers of the Trust, their ages, the positions they hold with the Trust, their terms of office and lengths of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that each Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address, unless otherwise noted, of the persons listed below is 38 Fountain Square Plaza, Cincinnati, Ohio 45202. Fund Complex includes the portfolios of the Trust described in this SAI.
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Name and Age	Position Held With The Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Edward Burke Carey Age: 66	Chairman- Board of Trustees	January 1989- Present	President, Carey Realty Investments, Inc. (commercial real estate), 1990-Present.	24	Canisius College- Trustee
David J. Durham Age: 66	Trustee	June 2001- Present	Chairman of Clipper Products, Inc., a wholesale distributor, 2005-Present. Chairman of Norris Products Corp., a wholesale distributor, 2005-Present. President and Chief Executive Officer of Clipper Products, Inc., 1997-Present.	24	None
David J. Gruber Age: 47	Trustee	December 2003- Present	President, DJG Financial Consulting (accounting and finance consultant), June 2007-Present. Resources Global Professionals, Project Professional (accounting and finance consultant), December 2004-June 2007. Ohio Arts & Sports Facilities Commission (state funding oversight agency), CFO, April 2003-December 2004.	24	None
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Name and Age	Position Held With The Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
J. Joseph Hale Jr. Age: 61	Trustee	March 2001- Present	Consultant, Duke Energy, July 2010-Present. President and CEO of MediLux Health Care, April 2008-March 2010. EVP and Managing Director, DHR International (executive recruiter), April 2007-2008. President, Cinergy Foundation, November 2001-March 2006.	24	Trustee for Hanover College, The Egan Martime Institute, The Sconset Chapel, The Sconset Trust, The Community Foundation for Nantucket, Theatre Workshop of Nantucket and The Bright Light Foundation
John E. Jaymont Age: 66	Trustee	October 2001- Present	Business Development Director, Printing Industry of Ohio/North Kentucky (printing industry association), February 2002-Present.	24	None
Interested Trustee and Officers of the Trust
E. Keith Wirtz[2] Age: 51	President and Trustee	April 2007- Present; March 2010- Present	President, Fifth Third Asset Management, Inc. 2003-Present.	24	None
Matthew A. Ebersbach Age: 41	Vice President, Assistant Treasurer and Assistant Principal Financial Officer	March 2006- Present; September 2008- Present	Vice President of Fifth Third Asset Management, Inc. since 2001. Registered representative of FTAM Funds Distributor, Inc.	N/A	N/A
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Name and Age	Position Held With The Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Portfolios In Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Richard B. Ille Age: 47	Vice President	April 2007- Present	Managing Director, Products and Marketing, Fifth Third Asset Management, Inc., 2001-Present. Registered representative of FTAM Funds Distributor, Inc.	N/A	N/A
James A. Mautino Age: 43	Anti-Money Laundering and Chief Compliance Officer	February 2007- Present	Vice President and Chief Compliance Officer, Fifth Third Asset Management, Inc. August 2005-Present.	N/A	N/A
Shannon King Age: 39	Treasurer and Principal Financial Officer	March 2008- Present	Vice President, Fifth Third Asset Management, Inc. September 2007-Present. Assistant Vice President, Capital Markets Treasury and Derivatives Manager 2005-2007.	N/A	N/A
Julie Tedesco State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 Age: 54	Secretary	June 2011 - Present	Senior Vice President and Senior Managing Counsel, State Street Bank and Trust Company (a Massachusetts trust company) 2000 - Present.	N/A	N/A
Tracy Kaufman State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 Age: 53	Assistant Treasurer	June 2007- Present	Assistant Vice President, State Street Bank and Trust Company (a Massachusetts trust company) 1986-Present.	N/A	N/A
Francine S. Hayes State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 Age: 43	Assistant Secretary	June 2007- Present	Vice President and Managing Counsel, State Street Bank and Trust Company (a Massachusetts trust company) 2004-Present.	N/A	N/A
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1.
Each Trustee serves until the election and qualification of a successor, or until death, resignation, retirement or removal as provided in the Trust’s Amended and Restated Declaration of Trust. Retirement occurs on the last day of the fiscal year in which the Trustee’s 73rd birthday occurs. The Trust’s Officers are elected annually by the Trustees.

2.	Mr. Wirtz is an interested person of the Trust due to his employment relationship with Fifth Third Asset Management, Inc., the investment adviser for the Trust.

For Officers, positions held with affiliated persons of the Trust (or affiliated persons of such persons) are listed in the following table:

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Name	Positions held with Affiliated Persons of the Funds
E. Keith Wirtz	Fifth Third Asset Management, Inc., President
Matthew A. Ebersbach	Fifth Third Asset Management, Vice President
Richard B. Ille	Fifth Third Asset Management, Inc., Executive Director
James A. Mautino	Fifth Third Asset Management, Inc., Vice President and Chief Compliance Officer
Shannon King	Fifth Third Asset Management, Inc., Vice President
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Experience and Qualifications

The following is a summary of the experience, qualifications, attributes and skills of each trustee that support the conclusion, as of the date of this Statement of Additional Information, that each trustee should serve as a trustee in light of the Trust’s business and structure.

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Edward Burke Carey.    Mr. Carey has served as a trustee of the Trust and as Chairman of the Board since January 1989 and is a member of the Compliance Committee. In 2010, Mr. Carey was named Small Board Trustee of the Year by Fund Directions.    He has been President of Carey Realty Investments, Inc., a commercial real estate development firm, since 1990. From 1983 to 1990, Mr. Carey was senior vice president with John W. Galbreath & Co., a national development firm. Prior to 1983, he was owner of Carey Realty in Buffalo, New York and was previously employed by Hammerson Properties, a brokerage company and international development firm. He is currently a trustee of Canisius College, formerly chairman of the Ohio/Kentucky Chapter of Counselors of Real Estate and board member of the Catholic Foundation chairing the Investment Committee. He has served as a board member of the Columbus and national boards of National Association of Industrial & Office Properties, the Columbus Theatrical Association, Franklin County Republican Party Finance Committee and the City of Columbus Development Commission.

David J. Durham.    Mr. Durham has served as a trustee of the Trust since June 2001 and is a member of the Audit, Nominations, Compensation and Special Proxy Voting Committees. He has been President and Chief Executive Officer of Clipper Products, Inc., an importer and wholesale distributor, since September 1997. Prior to joining Clipper Products, Mr. Durham was Director of IBM Business at Structural Dynamics Research Corporation, an engineering software and services company, and Vice-President of Marketing at Zonic Corporation, a manufacturer of engineering test instrumentation. He is a founder and Chairman of the Board of Norris Products Corporation, an importer and distributor of consumer products, since June 2005. He currently is a trustee and treasurer of the St. Thomas Housing Corporation and the Thomaston Woods Senior Housing Corporation.

David J. Gruber.    Mr. Gruber has served as a trustee of the Trust since December 2003 and the Chairman of the Compliance Committee since 2010. He is a member of the Audit, Nominations, Compliance and Special Proxy Voting Committees. He has been the President of DJG Financial Consulting, an accounting and financial consulting firm, since June 2007. Mr. Gruber was a project professional at Resource Global Professionals, an accounting and finance consulting firm from December 2004 to June 2007; Chief Financial Officer of Ohio Arts

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& Sports Facilities Commission, a state funding oversight agency, from April 2003 to December 2004; and Finance Director of Ohio Expositions Commission, state fair and expo center, from April 1996 to March 2003. He previously served as a director of CASA of Delaware County. He began his career at PricewaterhouseCoopers (Coopers & Lybrand) and is a CPA (inactive). The Board of the Trust has determined that Mr. Gruber is an “audit committee financial expert” as defined by the SEC.

J. Joseph Hale Jr.    Mr. Hale has served as a trustee of the Trust since March 2001, the Chairman of the Nominations Committee since 2005 and the Chairman of the Compensation Committee since 2010. He is a member of the Audit, Nominations, Compliance, Compensation and Special Proxy Voting Committees. Mr. Hale is currently a consultant to the CEO of Duke Energy, where he retired in 2008 after serving 15 years in a variety of capacities, including President of Cincinnati Gas and Electric Company, Chief Communications Officer of Cinergy Corp, and President of the Cinergy Foundation. He is currently a trustee for Hanover College, the Egan Maritime Institute, The Sconset Chapel, The Sconset Trust, the Community Foundation for Nantucket, Theatre Workshop of Nantucket and The Bright Light Foundation.

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John E. Jaymont.    Mr. Jaymont has served as a trustee of the Trust since October 2001 and the Chairman of the Audit Committee since 2001. He is a member of the Audit, Nominations and Special Proxy Voting Committees. He has been Business Development Director, Printing Industries of Ohio/North Kentucky, a printing industry association, since February 2002. In January 2010, Mr. Jaymont was inducted into the Greater Cincinnati Printing Hall of Fame and honored as the Printer of the Year, and in May 2010 he was inducted into the national honorary Web Offset Society. He was a management consultant from April 2000 to February 2002. Mr. Jaymont was previously President and COO of Metroweb, a large publication printer, as well as President of Brinkman-Jaymont Associates, a real estate investment holding company. He has served in leadership positions on numerous printing industry boards, including the Master Printers of America, the Web Offset Association, the Magazine Printers Section, and the Ohio Graphic Arts Health Fund.

E. Keith Wirtz.    Mr. Wirtz has served as a trustee of the Trust since March 2010 and as President since April 2007. He has been President and Chief Investment Officer of the Adviser and Senior Vice President and Chief Investment Officer of Fifth Third Bank since 2003. He is responsible for all investment management activities within Fifth Third Bank and its affiliates. Prior to joining Fifth Third, Mr. Wirtz served as President and Managing Partner of Paladin Investment Associates from 2000 until its sale to Fifth Third Bank in 2003. Before Paladin Investment Associates he was with Investment Advisers, a subsidiary of Lloyds TSB based in the United Kingdom as its President and CIO. Mr. Wirtz also has 18 years’ experience in senior management positions with Bank of America, his last seven as Chief Investment Officer, where he managed a team of 100 investment professions supporting institutional assets of $100 billion, both domestic and international.

Board Structure

The Trust’s board of trustees manages the business affairs of the Trust. The trustees establish policies and review and approve contracts and their continuance. The trustees regularly request and/or receive reports from the Adviser, the Trust’s other service providers

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and the Trust’s Chief Compliance Officer. The Board is comprised of six trustees, five of whom (including the chairman) are independent trustees. The Board has established four standing committees, each of which is comprised solely of independent trustees. The Audit Committee oversees the Trust’s accounting and financial reporting policies and practices; oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof; considers the selection of an independent registered public accounting firm for the Trust and the scope of the audit; and acts as a liaison between the Trust’s independent auditors and the full Board of Trustees. The Nominations Committee recommends qualified candidates to the Board of Trustees in the event that a position is vacated or created. The Compliance Committee reviews, analyzes and investigates compliance matters of the Trust identified by the Board to that Committee. The Compensation Committee reviews and makes recommendations regarding the compensation of the Independent Trustees and the Trust’s Chief Compliance Officer. The Special Proxy Voting Committee considers and determines how to vote on behalf of the Trust with respect to specific votes referred by the Adviser. The Trust’s day-to-day operations are managed by the Adviser and other service providers. The Board and the committees meet periodically throughout the year to review the Trust’s activities, including, among others, fund performance, valuation matters and compliance with regulatory requirements, and to review contractual arrangements with service providers. The Board has determined that the Trust’s leadership structure is appropriate given the number, size and nature of the funds in the fund complex.
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Risk Oversight

Consistent with its responsibility for oversight of the Trust and its Funds, the Board, among other things, oversees risks associated with each Fund’s investment program and business affairs directly and through the committee structure that it has established. Risks to the Funds include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk, as well as the overall business risk relating to the Funds. The Board has adopted, and periodically reviews, policies and procedures designed to address these risks. Under the overall supervision of the Board, the Adviser and other services providers to the Funds also have implemented a variety of processes, procedures and controls to address these risks. Different processes, procedures and controls are employed with respect to different types of risks. These processes include those that are embedded in the conduct of regular business by the Board and in the responsibilities of officers of the Trust and other service providers.

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The Board requires senior officers of the Trust, including the President, Treasurer, Chief Legal Officer and Chief Compliance Officer (“CCO”), to report to the full Board on a variety of matters at regular and special meetings of the Board and its committees, as applicable, including matters relating to risk management. The Treasurer also reports regularly to the Audit Committee on the Trust’s internal controls and accounting and financial reporting policies and practices and provides the Audit Committee with valuation reports and minutes from pricing committee meetings. The Audit Committee also receives reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Board meets with the Trust’s CCO, including separate meetings with the Independent Trustees in executive session, to discuss issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the Trust’s compliance program. In addition, the Board receives reports
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from the Adviser on the investments and securities trading of the Funds. The Board also receives reports from the Trust’s primary service providers on a periodic or regular basis, including the Adviser to the Funds as well as the Subadviser, custodian and distributor. The Board also requires the Adviser to report to the Board on other matters relating to risk management on a regular and as-needed basis.
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Committees of the Board of Trustees

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Audit Committee.    The purposes of the Audit Committee are to oversee the Trust’s accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to consider the selection of an independent registered public accounting firm for the Trust and the scope of the audit; and to act as a liaison between the Trust’s independent auditors and the full Board of Trustees. Messrs. Hale, Durham, Jaymont, and Gruber serve on this Committee. For the fiscal year ended July 31, 2011, there were four meetings of the Audit Committee.

Nominations Committee.    The purpose of the Nominations Committee is to recommend qualified candidates to the Board of Trustees in the event that a position is vacated or created. Messrs. Hale, Durham, Jaymont and Gruber serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45202. During the fiscal year ended July 31, 2011, the Nominations Committee did not meet.

Compliance Committee.    The purpose of the Compliance Committee is to review, analyze and investigate compliance matters of the Trust identified by the Board to the Committee. The Committee’s function is strictly one of oversight. Generally, the full Board, rather than this Committee, will exercise direct oversight with respect to the Trust’s compliance matters. Messrs. Carey, Hale and Gruber serve on this committee. During the fiscal year ended July 31, 2011, the Compliance Committee did not meet.

Compensation Committee.    The purpose of the Compensation Committee is to review and make recommendations regarding the compensation of the Trust’s independent trustees and CCO. Messrs. Durham and Hale serve on this Committee. During the fiscal year ended July 31, 2011, the Compensation Committee met once.

Special Proxy Voting Committee.    The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Trust with respect to specific votes referred by the Trust’s investment adviser. Messrs. Hale, Durham, Jaymont, and Gruber serve on this Committee. During the fiscal year ended July 31, 2011, the Special Proxy Voting Committee did not meet.

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Trustees’ Securities Ownership

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Funds and, on an aggregate basis, in any registered

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investment companies overseen by the Trustee within the Funds’ family of investment companies as of December 31, 2010:
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Name of Trustee	Dollar Range of Equity Securities in the Funds		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies overseen by Trustee in Family of Investment Companies
Independent Trustees
Edward Burke Carey	U.S. Treasury Money Market Fund Prime Money Market Fund	Over $100,000 $10,001-$50,000	Over $100,000
J. Joseph Hale, Jr.	LifeModel Aggressive FundSM	$1-$10,000	$1-$10,000
David J. Durham	All Cap Value Fund Mid Cap Growth Fund Prime Money Market Fund Quality Growth Fund LifeModel Moderate FundSM LifeModel Moderately Aggressive FundSM	$10,001-$50,000 $10,001-$50,000 $1-$10,000 $10,001-$50,000 $10,001-$50,000 Over $100,000	Over $100,000
John E. Jaymont	All Cap Value Fund Dividend Growth Fund International Equity Fund Quality Growth Fund	$1-$10,000 $1-$10,000 $1-$10,000 $1-$10,000	$1-$10,000
David J. Gruber	All Cap Value Fund Dividend Growth Fund International Equity Fund LifeModel Aggressive FundSM LifeModel Moderate FundSM LifeModel Moderately Aggressive FundSM Strategic Income Fund	$1-$10,000 $1-$10,000 $10,001-$50,000 $1-$10,000 $1-$10,000 $10,001-$50,000 $1-$10,000	$50,001-$100,000
Interested Trustee
E. Keith Wirtz	Disciplined Large Cap Value Fund Equity Index Fund International Equity Fund Quality Growth Fund LifeModel Moderate FundSM	$10,001-$50,000 $50,001-$100,000 $10,001-$50,000 $10,001-$50,000 Over $100,000	Over $100,000
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As of December 31, 2010, none of the independent Trustees or their immediate family members owned beneficially the securities of an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.

As of October 31, 2011, the Officers and Trustees owned less than 1% of any class of any Fund.

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Trustees Compensation

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Effective January 1, 2011, the Trustees, who are not interested persons of the Trust receive from the Trust, receive an annual retainer of $45,000 for service on the Board. Each Independent Trustee receives a fee of $8,000 for each regular quarterly Board meeting attended in person. Each Independent Trustee also receives a fee of $4,000 for attendance by telephone at any special meeting of the Board other than a regular quarterly meeting. Trustees are reimbursed for any out-of-pocket expenses relating to attendance at such meetings. The Chairperson of the Board receives $8,500 for each meeting over which he or she presides as Chairman, in addition to any other fees received.

Effective January 1, 2011, each Audit Committee member receives an annual retainer of $4,500 and a fee of $2,000 for each Audit Committee meeting attended in person. The Chairperson of the Audit Committee receives $3,000 for each meeting over which he presides as Chairman, in addition to any other fees received.

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Each Compliance Committee member receives an annual retainer of $5,500 per year (payable in a lump sum at the first Compliance Committee meeting of the calendar year). The Compliance Committee fees are paid only in years in which a Compliance Committee meeting takes place. The Chairperson of the Compliance Committee receives an additional retainer of $2,000, in addition to any other fees received.

Each Nominations Committee member receives a fee of $1,000 for each Nominations Committee meeting attended in person.

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Each Compensation Committee member receives an annual retainer of $4,000 per year and a fee of $1,500 for each Compensation Committee meeting attended.

The following table summarizes the compensation, including committee fees, paid to the Trustees of the Trust for the fiscal year ended July 31, 2011. Compensation excludes reimbursement of travel and other out-of-pocket expenses.

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Name of Person	Aggregate Compensation for the Fiscal Year ended July 31, 2011	Pension or Retirement Benefits accrued as part of Fund Expenses Fiscal Year ended July 31, 2011	Estimate Annual Benefits upon Retirement Fiscal Year ended July 31, 2011	Total Compensation from Funds and Fund Complex paid to Trustees for the Fiscal Year ended July 31, 2011
Independent Trustees
Edward Burke Carey	$124,500	None	None	$124,500
J. Joseph Hale, Jr.	$98,000	None	None	$98,000
David J. Durham	$98,000	None	None	$98,000
John E. Jaymont	$106,500	None	None	$106,500
David J. Gruber	$94,500	None	None	$94,500

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Name of Person	Aggregate Compensation for the Fiscal Year ended July 31, 2011	Pension or Retirement Benefits accrued as part of Fund Expenses Fiscal Year ended July 31, 2011	Estimate Annual Benefits upon Retirement Fiscal Year ended July 31, 2011	Total Compensation from Funds and Fund Complex paid to Trustees for the Fiscal Year ended July 31, 2011
Interested Trustee
E. Keith Wirtz	None	None	None	None
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Beneficial Ownership

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The name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund’s outstanding shares as of October 31, 2011 is set forth in Appendix B.
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Trustee Liability

The Trust’s Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, the Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Codes of Ethics

Each of the Trust, Fifth Third Asset Management, Inc., Fort Washington Investment Advisors, Inc. and FTAM Funds Distributor, Inc. has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

Voting Proxies on Fund Portfolio Securities

The Board has delegated to the Adviser authority to vote proxies on the securities held in a Fund’s portfolio. The Board has also approved the Adviser’s policies and procedures for voting the proxies, which are described below.

Proxy Voting Procedures

The Adviser has engaged Institutional Shareholder Services (“ISS”) to administer the proxy voting policy. The Adviser’s Investment Committee reviews and adopts annually the proxy voting recommendations contained in the ISS Proxy Voting Guidelines Summary. The Chief Investment Officer of the Adviser must approve any deviations from these guidelines.

The Adviser will refer any proxy vote made on behalf of the Trust to the Special Proxy Voting Committee when (1) the Adviser has determined that voting in accordance with ISS’ policies/guidelines is not in the best interest of a Fund or ISS does not provide a recommendation and (2) the vote presents a conflict between the interests of the Fund and the

Adviser. The Special Proxy Voting Committee is composed exclusively of Independent Trustees of the Board of Trustees of the Funds and will conduct its activities according to the Special Proxy Voting Committee Charter.

Proxy Voting Policies

On matters of corporate governance, generally ISS will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction when the economic factors outweigh any neutral or negative governance changes; and, with respect to shareholder proposals, ask a company to submit its poison pill for shareholder ratification.

On matters of capital structure, generally ISS will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to reduce the par value of common stock, and for proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

On matters relating to management compensation, generally ISS will vote: for stock incentive plans that provide a dollar-for-dollar cash for stock exchange; and against proposals that would permit retirement plans for nonemployee directors.

On matters relating to corporate transactions, ISS will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. ISS will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company’s corporate governance, capital structure or management compensation. ISS will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if ISS decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though ISS typically votes against such measures in other contexts.

Information Regarding Proxy Votes

You may obtain information without charge about how a Fund voted proxies related to its portfolio securities during the 12 month period ended June 30, without charge, by visiting the Securities and Exchange Commission’s Web site at www.sec.gov or the Funds’ website at www.fifththirdfunds.com.

Disclosure of Portfolio Holdings

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The Board of Trustees has adopted on behalf of the Funds policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures (the “Procedures”) are designed to protect the confidentiality of the Funds’ portfolio holdings information and to prevent the selective disclosure of such information (except as otherwise
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permitted by applicable law and the Procedures). The Procedures may be modified at any time by the Trust’s CCO, provided that any material changes be reported to the Board of Trustees, and to the extent necessary, will be amended to conform to rules and regulations adopted by the SEC. No provision of the Procedures is intended to restrict or prevent the disclosure of portfolio holdings information that may be required by applicable law or requested by governmental authorities.

The Funds will make their respective portfolio holdings information available on the Funds’ website at www.fifththirdfunds.com under the “Funds” heading. The Funds’ website contains the complete schedule of each Fund’s portfolio holdings as of the most recent month’s end. For the Non-Money Market Funds, this information is generally posted on the Funds’ website no sooner than 15 days after each month’s end, and will remain available on the website until at least the date on which the Funds file a report on Form N-CSR or a report on Form N-Q for the period that includes the date as of which the information is current. For the Money Market Funds, this information is posted no later than five business days after each month’s end and will remain available on the website for at least six months. The posted schedules include information for each portfolio security (not including cash positions) held by each of the Funds as of the relevant month’s end. The Funds’ portfolio holdings are disclosed to the public, on a quarterly basis, on forms required to be filed with the SEC. The Money Market Funds’ portfolio holdings are disclosed to the public, on a monthly basis, on Form N-MFP, required to be filed with the SEC. The Funds’ reports on Form N-CSR (with respect to each annual period and semi-annual period), reports on Form N-Q (with respect to the first and third quarters of each of the Funds’ fiscal years) and the Money Market Funds’ reports on Form N-MFP (with respect to monthly periods) are available on the SEC’s website at www.sec.gov. If a Fund’s portfolio holdings information is disclosed to the public (either through a filing on the SEC’s EDGAR website or otherwise) before the disclosure of the information on the Funds’ website, such Fund may post such information on the Funds’ website. Except as provided in the Procedures, the Funds’ portfolio holdings may not be disclosed to third parties prior to posting on the website.

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A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if the CCO determines that such disclosure is in the best interests of the Fund’s shareholders. In addition, the third party receiving the non-public portfolio holdings will be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including but not limited to the Funds’ adviser and its affiliates, sub-advisers, and the Funds’ custodian, sub-administration and accounting services provider, brokers and/or dealers engaged in fund transactions, independent accounting firm, fund counsel, class action service provider, website vendor and proxy voting service provider.

Except for entities that utilize FTAM model portfolios (e.g., overlay managers and wrap sponsors) which may or may not closely resemble Fund portfolios, non-public portfolio holdings may not be disseminated for compensation or other consideration. A list of all persons who receive non-public portfolio holdings will be available upon request to the CCO.

The frequency with which the non-public portfolio holdings will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefore.

The Funds have ongoing arrangements to disclose portfolio holdings to the following Service Providers:

Name of Vendor	Type of Service	Frequency	Lag Time

DDM Marketing &	Marketing & Communications	Weekly and	One day
Communications		Quarterly
Standard & Poor’s	Ratings Agency	Weekly	One day
Moody’s Investors Service	Ratings Agency	Weekly	One day
Fitch Ratings Ltd.	Ratings Agency	Weekly	One day
FactSet	Portfolio analytics	Daily	N/A
Interactive Data Bond Edge	Portfolio analytics	Daily	N/A
Investor Tools - SMART/Perform	Portfolio analytics	Daily	N/A
Yield Book	Portfolio analytics	Daily	N/A
Advent Axys	Portfolio accounting	Daily	N/A
ICI	Portfolio analytics	Monthly	5 days
Able Noser	Trade cost analysis	Monthly	Five days
SG Constellation	Distribution services	Weekly	One day
eA Data Automation Services	Marketing Support	Quarterly	8 days
Fifth Third Bank	Portfolio management and	Daily	N/A
administrative support
Prima Capital Management, Inc.	Overlay manager	Daily	N/A
Merrill Lynch	Wrap sponsor	Daily	N/A
Morgan Stanley	Wrap sponsor	Daily	N/A
Fifth Third Securities	Wrap sponsor	Daily	N/A
Envestnet Asset Management	Overlay manager	Daily	N/A
Bear Stearns	Wrap sponsor	Daily	N/A
TD Ameritrade	Wrap sponsor	Daily	N/A
UBS	Wrap sponsor	Daily	N/A
Smith Barney	Wrap sponsor	Daily	N/A
Folio Dynamix	Wrap sponsor	Daily	N/A
Placemark Investments	Overlay manager	Daily	N/A
JP Morgan	Wrap sponsor	Same day	N/A
ViceRoy	Wrap sponsor	Same day	N/A

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Exceptions to the Procedures may only be made if approved in writing by the CCO when a Fund has legitimate business purposes for doing so, and if the recipients are subject to a confidentiality agreement, as described above. Any exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.

The Adviser and Subadviser have primary responsibility for ensuring that each Fund’s portfolio holdings information is only disclosed in accordance with the Procedures. As part of this responsibility, the Adviser and Subadviser, as applicable, maintain such internal informational barriers as it believes are reasonably necessary for preventing the unauthorized disclosure of non-public portfolio holdings. The CCO is responsible for reviewing, at least

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annually, the Adviser’s and Subadviser’s policies, procedures and/or processes and for reporting to the Board of Trustees whether, in the CCO’s view, these policies, procedures and/or processes are reasonably designed to comply with the Procedures.

If the CCO determines that the Adviser’s, and/or Subadviser’s, policies, procedures and/or processes are not reasonably designed to comply with the Procedures, the CCO shall notify the Adviser and/or Subadviser of such deficiency and request that the Adviser and/or Subadviser indicate how it intends to address the deficiency. If the deficiency is not addressed to the CCO’s satisfaction within a reasonable time after such notification (as determined by the CCO), then the CCO shall promptly notify the Board of Trustees of the deficiency and shall discuss with the Board possible responses.

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INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

Investment Adviser and Subadviser

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Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45202, serves as investment adviser to all Funds and provides investment advisory services through its Trust and Investment Division. FTAM is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which, in turn, is a wholly-owned subsidiary of Fifth Third Bancorp.
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Fort Washington Investment Advisors, Inc., 303 Broadway, Suite 1200, Cincinnati, Ohio, 45202, serves as investment subadviser to the High Yield Bond Fund. Fort Washington is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly owned subsidiary of Western-Southern Mutual Holding Company.

Neither the Adviser nor the Subadviser shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

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Advisory Fees

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For advisory services, the Adviser receives annual investment advisory fees as described in the Prospectuses. The following shows gross investment advisory fees for the Funds and fees waived by the Adviser for the fiscal years ended July 31, 2011, July 31, 2010, and July 31, 2009.
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Fund Name	Year Ended July 31, 2011	Fees Waived/ Reimbursed- 2011*	Year Ended July 31, 2010	Fees Waived/ Reimbursed- 2010*	Year Ended July 31, 2009	Fees Waived/ Reimbursed -2009*
Small Cap Growth Fund	$321,828	$101,721	$335,323	$112,378	$357,230	$123,387
Mid Cap Growth Fund	720,422	221,803	722,831	221,172	925,124	147,123
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Fund Name	Year Ended July 31, 2011	Fees Waived/ Reimbursed- 2011*	Year Ended July 31, 2010	Fees Waived/ Reimbursed- 2010*	Year Ended July 31, 2009	Fees Waived/ Reimbursed -2009*
Quality Growth Fund	2,662,122	162,792	2,549,188	171,933	2,547,955	145,539
Dividend Growth Fund	51,759	167,071	63,363	165,105	95,060	177,934
Micro Cap Value Fund	477,339	171,739	336,502	158,021	261,562	140,680
Small Cap Value Fund	644,654	134,348	594,031	98,291	580,781	63,537
All Cap Value Fund	1,223,058	441,947	1,405,584	428,811	1,527,248	250,458
Disciplined Large Cap Value Fund	1,966,316	297,803	2,782,387	370,321	2,683,558	200,669
Structured Large Cap Plus Fund	610,936	217,254	585,905	235,326	624,534	323,842
Equity Index Fund	1,030,174	1,152,151	852,560	1,006,359	766,516	935,822
International Equity Fund	2,235,154	424,929	2,509,959	393,341	2,514,187	285,475
Strategic Income Fund	1,361,263	666,743	909,694	434,520	842,711	350,603
LifeModel Aggressive FundSM	173,759	546,930	175,518	540,687	169,940	538,166
LifeModel Moderately Aggressive FundSM	291,966	893,905	313,883	944,041	308,023	942,139
LifeModel Moderate FundSM	394,815	996,104	424,326	1,035,186	491,434	1,183,434
LifeModel Moderately Conservative FundSM	86,185	319,719	93,026	316,255	95,935	324,975
LifeModel Conservative FundSM	59,248	252,682	64,408	244,650	64,356	243,454
High Yield Bond Fund	455,549	261,105	364,455	239,772	285,914	184,683
Total Return Bond Fund	1,626,413	478,828	2,062,992	537,135	2,721,916	509,300
Short Term Bond Fund	1,346,113	419,436	1,327,709	371,526	1,121,847	315,287
Prime Money Market Fund	3,623,296	1,680,732	4,176,733	910,200	5,934,575	125,345
Institutional Money Market Fund	10,346,804	8,715,175	12,242,870	10,109,416	11,571,778	9,373,218
Institutional Government Money Market Fund	6,837,630	6,252,811	8,460,755	7,603,271	9,321,621	8,194,726
U.S. Treasury Money Market Fund	5,352,463	4,347,404	5,793,805	4,497,786	9,005,061	6,820,287
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*The amounts include fee waivers and expense reimbursements by the Adviser pursuant to expense limitations in effect during the fiscal year.

Subadviser and Subadvisory Fees

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High Yield Bond Fund.    Fort Washington is the subadviser to the High Yield Bond Fund under the terms of a Subadvisory Agreement between FTAM and Fort Washington. For its sub-advisory services, Fort Washington receives an annual sub-advisory fee paid by the Adviser of 0.40% of net assets for the initial $50 million in assets and 0.30% of net assets for assets in excess of $50 million. For the fiscal years ended July 31, 2009, July 31, 2010 and
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July 31, 2011, the Adviser paid Fort Washington, as Subadviser to the High Yield Bond Fund, fees of $163,406, $205,789 and $245,202, respectively.
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Administrator and Sub-Administrator

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Fifth Third Asset Management, Inc. (the “Administrator”) is the Funds’ administrator which generally assists in all aspects of the Trust’s administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. The Funds pay the Administrator administration fees at the annual rates set forth below which are computed daily and paid monthly based on average daily net assets of the Trust; the fees are prorated among the Funds based upon their relative average daily net assets. For certain Funds, the Administrator has voluntarily agreed to waive a portion of its net asset-based administration fee. In addition, a $10,000 annual per class per Fund fee applies beyond the first four classes per Fund, and each Fund that commences operations after September 18, 2002 is subject to an annual $20,000 minimum fee.
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Administration Fee	Trust Average Daily Net Assets
0.20%	Up to $1 billion
0.18%	In excess of $1 billion up to $2 billion
0.17%	In excess of $2 billion

State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111 is the Funds’ sub-administrator (the “Sub-Administrator”). The Sub-Administrator performs sub-administration services on behalf of each Fund for which it receives compensation from the Administrator.

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The following shows administration fees incurred by the Funds, and the amounts of those fees that were waived by the Administrator for the fiscal years ended July 31, 2011, July 31, 2010 and July 31, 2009.
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Fund Name	Year Ended July 31, 2011	Fees Waived- 2011	Year Ended July 31, 2010	Fees Waived- 2010	Year Ended July 31, 2009	Fees Waived- 2009
Small Cap Growth Fund	$79,922	—	$83,350	—	$88,356	—
Mid Cap Growth Fund	156,570	$54,808	157,211	$87,047	200,192	$35,413
Quality Growth Fund	578,577	66,553	554,427	63,730	551,591	63,699
Dividend Growth Fund	11,265	—	13,755	—	20,587	—
Micro Cap Value Fund	83,018	—	58,475	—	45,287	—
Small Cap Value Fund	124,526	34,979	114,842	—	111,806	—
All Cap Value Fund	212,951	126,774	244,562	70,279	264,418	108,610
Disciplined Large Cap Value Fund	427,898	285,857	605,146	165,722	580,943	102,233
Structured Large Cap Plus Fund	151,732	44,943	145,635	62,810	154,580	—
Equity Index Fund	597,973	223,204	493,562	184,721	442,389	166,079
International Equity Fund	389,147	—	436,716	—	435,416	—
Strategic Income Fund	237,046	135,890	158,008	45,485	146,007	42,136
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Fund Name	Year Ended July 31, 2011	Fees Waived- 2011	Year Ended July 31, 2010	Fees Waived- 2010	Year Ended July 31, 2009	Fees Waived- 2009
LifeModel Aggressive FundSM	201,704	—	203,214	—	$196,155	—
LifeModel Moderately Aggressive FundSM	338,918	—	363,412	—	355,549	—
LifeModel Moderate FundSM	458,299	—	491,250	—	567,273	—
LifeModel Moderately Conservative FundSM	100,044	—	107,705	—	110,738	—
LifeModel Conservative FundSM	68,774	—	74,572	—	74,289	—
High Yield Bond Fund	113,152	—	90,590	—	70,767	—
Total Return Bond Fund	471,941	197,961	597,061	206,299	785,678	306,689
Short Term Bond Fund	468,729	347,769	461,130	183,956	388,739	—
Prime Money Market Fund	1,577,164	1,577,164	1,813,271	1,781,916	2,568,930	1,186,915
Institutional Money Market Fund	4,503,362	1,819,039	5,315,597	2,142,502	5,009,728	2,025,061
Institutional Government Money Market Fund	2,976,268	1,064,612	3,673,176	978,234	4,035,978	1,048,682
U.S. Treasury Money Market Fund	2,329,693	1,742,721	2,515,392	1,743,402	3,898,260	2,251,265
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The following shows sub-administration fees paid by the Administrator to the Sub-Administrator for the fiscal years ended July 31, 2011, July 31, 2010 and July 31, 2009.
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Fund Name	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2009
Small Cap Growth Fund	$6,583	$10,662	$11,258
Mid Cap Growth Fund	10,611	15,285	18,439
Quality Growth Fund	32,738	40,109	41,194
Dividend Growth Fund	2,988	6,310	6,879
Micro Cap Value Fund	6,757	9,089	8,478
Small Cap Value Fund	8,921	12,622	12,771
All Cap Value Fund	13,528	20,744	22,626
Disciplined Large Cap Value Fund	24,718	43,231	43,082
Structured Large Cap Plus Fund	10,345	14,543	15,529
Equity Index Fund	36,156	41,027	38,930
International Equity Fund	22,730	33,366	34,274
Strategic Income Fund	14,836	15,279	14,981
LifeModel Aggressive FundSM	12,958	18,163	18,217
LifeModel Moderately Aggressive FundSM	20,139	28,220	28,511
LifeModel Moderate FundSM	26,381	36,169	42,194
LifeModel Moderately Conservative FundSM	7,634	12,189	12,700
LifeModel Conservative FundSM	5,998	10,112	10,349
High Yield Bond Fund*	8,332	11,101	10,122
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Fund Name	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2009
Total Return Bond Fund	$27,046	$42,868	$56,322
Short Term Bond Fund	26,089	33,189	29,669
Prime Money Market Fund	84,878	119,261	171,639
Institutional Money Market Fund	237,511	337,286	330,309
Institutional Government Money Market Fund	157,901	236,204	267,418
U.S. Treasury Money Market Fund	124,114	163,559	258,370
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Fund Accountant and Sub-Accountant

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Fifth Third Asset Management, Inc. serves as fund accountant for the Funds (the “Fund Accountant”). State Street Bank and Trust Company serves as the sub-fund accountant for the Funds (the “Sub-Accountant”). The Sub-Accountant maintains the Trust’s fund accounting records. The Funds pay the Fund Accountant accounting fees at the annual rates set forth below which are computed daily and paid monthly based on average daily net assets of each Fund, subject to a $30,000 per Fund annual minimum, plus out-of-pocket expenses. In addition, a $10,000 annual flat per class fee per Fund applies beyond the initial class of shares.
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Accounting Fee	Fund Average Daily Net Assets
0.020%	Up to $500 million
0.015%	$500 million and up to $1 billion
0.010%	In excess of $1 billion

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The following shows fund accounting fees incurred by the Funds for the fiscal years ended July 31, 2011, July 31, 2010 and July 31, 2009.
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Fund Name	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2009
Small Cap Growth Fund	$64,257	$65,337	$ 62,774
Mid Cap Growth Fund	64,781	65,273	62,457
Quality Growth Fund	101,847	99,779	95,965
Dividend Growth Fund	64,356	64,974	62,233
Micro Cap Value Fund	65,836	66,423	63,451
Small Cap Value Fund	64,636	65,241	62,009
All Cap Value Fund	65,184	66,268	66,080
Disciplined Large Cap Value Fund	83,348	104,615	98,962
Structured Large Cap Plus Fund	69,192	69,692	69,790
Equity Index Fund	149,279	137,877	125,544
International Equity Fund	97,916	105,129	103,116
Strategic Income Fund	71,192	69,869	67,175
LifeModel Aggressive FundSM	61,468	61,955	58,851
LifeModel Moderately Aggressive FundSM	70,487	73,903	69,976
LifeModel Moderate FundSM	84,287	88,679	94,503
LifeModel Moderately Conservative FundSM	61,373	61,958	58,849
LifeModel Conservative FundSM	61,357	62,014	58,684
High Yield Bond Fund	73,570	72,839	67,701
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Fund Name	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2009
Total Return Bond Fund	$101,090	$116,082	$137,783
Short Term Bond Fund	85,754	85,089	75,328
Prime Money Market Fund	214,728	216,303	257,844
Institutional Money Market Fund	391,183	421,970	402,035
Institutional Government Money Market Fund	299,381	324,161	342,883
U.S. Treasury Money Market Fund	259,384	254,353	333,705
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The following shows sub-accounting fees paid by the Fund Accountant to the Sub-Accountant for the fiscal years ended July 31, 2011, July 31, 2010 and July 31, 2009.
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Fund Name	Year Ended July 31, 2011	Year Ended July 31, 2010	Year Ended July 31, 2009
Small Cap Growth Fund	$5,226	$8,393	$9,124
Mid Cap Growth Fund	7,951	11,492	13,799
Quality Growth Fund	25,912	31,139	31,661
Dividend Growth Fund	5,797	8,477	9,267
Micro Cap Value Fund	5,350	7,340	7,311
Small Cap Value Fund	6,807	9,707	10,113
All Cap Value Fund	9,917	15,152	16,541
Disciplined Large Cap Value Fund	17,461	30,233	29,891
Structured Large Cap Plus Fund	7,770	10,996	11,909
Equity Index Fund	29,009	33,502	32,457
International Equity Fund	19,127	26,212	26,746
Strategic Income Fund	10,814	11,490	11,556
LifeModel Aggressive FundSM	9,536	13,422	13,667
LifeModel Moderately Aggressive FundSM	14,388	20,165	20,389
LifeModel Moderate FundSM	18,605	25,481	29,327
LifeModel Moderately Conservative FundSM	5,937	9,417	10,068
LifeModel Conservative FundSM	4,831	8,025	8,535
High Yield Bond Fund*	6,411	8,687	8,386
Total Return Bond Fund	19,038	29,967	38,550
Short Term Bond Fund	18,135	22,516	20,008
Prime Money Market Fund	58,115	81,154	113,880
Institutional Money Market Fund	161,067	226,862	217,248
Institutional Government Money Market Fund	107,392	159,037	176,352
U.S. Treasury Money Market Fund	84,573	110,440	170,217
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Custodian

State Street Bank and Trust Company is the custodian for the Funds (the “Custodian”). The Custodian holds each Fund’s portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus maintenance fees, transaction fees and out-of-pocket expenses.

Transfer and Dividend Disbursing Agent

Boston Financial Data Services, Inc., 30 Dan Road, Canton, Massachusetts 02021, serves as the transfer and dividend disbursing agent for the Funds (the “Transfer Agent”). The fees paid to the Transfer Agent are based upon the size, type and number of accounts and transactions made by shareholders. The Funds also reimburse the Transfer Agent for various out-of-pocket expenses.

Additional Services – Services Agent

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Pursuant to a Services Agreement dated May 14, 2007, Fifth Third Asset Management, Inc. (the “Services Agent”) provides certain other transfer-agent related services for the Funds, for an annual fee of $370,000, payable monthly. For the fiscal years ended July 31, 2011, July 31, 2010 and July 31, 2009, the Services Agent earned $370,000, $370,000 and $370,000, respectively, in services agent fees.
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Distributor

FTAM Funds Distributor, Inc. (the “Distributor”) serves as the Funds’ distributor and has a principal place of business at 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Funds have entered into a distribution agreement (“Distribution Agreement”) under which the Distributor, as agent, sells shares for each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares.

Distribution and Service Arrangements

Under the Rule 12b-1 Plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A, B and C shares of the Funds, each of the Funds may use its assets with respect to those classes of shares to finance activities relating to the distribution of its shares and the provision of certain shareholder services.

Pursuant to the Plan, the Trust will pay the Distributor: (i) with respect to the Class A shares of each Fund which has Class A shares a distribution fee at an annual rate up to 0.25 of 1.00% per annum of the average daily net assets of the Class A shares of such Fund; (ii) with respect to the Class B shares of each Fund which has Class B shares a distribution fee and a service fee at an annual rate equal to 0.75 of 1.00% per annum and 0.25 of 1.00% per annum, respectively, of the average daily net assets of the Class B shares of such Fund; and (iii) with respect to the Class C shares of each Fund which has Class C shares a distribution fee and a service fee at an annual rate equal to 0.75 of 1.00% per annum and up to 0.25 of 1.00% per annum, respectively, of the average daily net assets of the Class C shares of such Fund.

Under the terms of the Plan, the Plan continues from year to year with respect to each class of shares, provided such continuance is approved annually by vote of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any agreement related thereto (“Qualified Trustee”). All amendments of the Plan also must be approved by the

Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the respective Fund. Pursuant to the Plan, the Distributor will provide the Board quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.

The fees paid to the Distributor pursuant to the Plan for the Class A, B and C shares of the Funds are set forth in the tables below. To the extent a Fund is not listed in a table below, it made no payments to the Distributor under the Plan during the period shown.

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	Class A Shares Fiscal Year Ended July 31, 2011	Class A Shares Fiscal Year Ended July 31, 2010	Class A Shares Fiscal Year Ended July 31, 2009
	Distribution Fees	Distribution Fees	Distribution Fees
Small Cap Growth Fund	$20,670	$17,607	$16,745
Mid Cap Growth Fund	37,366	30,765	30,960
Quality Growth Fund	160,920	157,020	153,355
Dividend Growth Fund	5,168	5,203	5,405
Micro Cap Value Fund	45,175	25,433	17,406
Small Cap Value Fund	5,847	3,939	3,076
All Cap Value Fund	84,576	91,944	82,919
Disciplined Large Cap Value Fund	28,490	28,552	28,799
Structured Large Cap Plus Fund	13,463	13,988	18,347
Equity Index Fund	106,744	102,329	100,001
International Equity Fund	27,032	28,448	29,534
Strategic Income Fund	55,979	41,552	27,011
LifeModel Aggressive FundSM	67,208	69,818	73,309
LifeModel Moderately Aggressive FundSM	151,012	167,553	169,602
LifeModel Moderate FundSM	100,900	114,021	129,456
LifeModel Moderately Conservative FundSM	36,637	39,681	45,697
LifeModel Conservative FundSM	23,107	24,982	25,543
High Yield Bond Fund	5,094	10,766	1,881
Total Return Bond Fund	35,866	38,278	42,666
Short Term Bond Fund	51,783	39,530	15,273
Prime Money Market Fund	0[1]	10,764[1]	1,577,879
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1.
The Distributor waived distribution fees of $1,008,228 and $1,170,999, respectively, for the fiscal year ended July 31, 2011 and July 31, 2010 to maintain a competitive yield for the Prime Money Market Fund.

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	Class B Shares Fiscal Year Ended July 31, 2011	Class B Shares Fiscal Year Ended July 31, 2010	Class B Shares Fiscal Year Ended July 31, 2009
	Distribution and Service Fees	Distribution and Service Fees	Distribution and Service Fees
Small Cap Growth Fund	$3,002	$5,272	$5,607
Mid Cap Growth Fund	10,009	15,499	23,649
Quality Growth Fund	18,193	46,502	84,736
Dividend Growth Fund	600	1,197	1,398
Micro Cap Value Fund	7,757	16,043	19,509
Small Cap Value Fund	5,859	6,189	5,694
All Cap Value Fund	35,296	73,723	96,169
Disciplined Large Cap Value Fund	10,982	17,538	24,638
Structured Large Cap Plus Fund	1,738	3,001	4,400
Equity Index Fund	11,957	18,710	21,107
International Equity Fund	4,908	8,347	11,162
Strategic Income Fund	6,928	7,756	7,278
LifeModel Aggressive FundSM	64,352	75,987	85,498
LifeModel Moderately Aggressive FundSM	224,349	269,328	295,091
LifeModel Moderate FundSM	150,547	194,554	226,760
LifeModel Moderately Conservative FundSM	61,597	78,757	96,387
LifeModel Conservative FundSM	31,994	46,329	57,128
High Yield Bond Fund	950	846	898
Total Return Bond Fund	12,818	25,699	31,885
Prime Money Market Fund	0[1]	151[1]	31,244

1.	The Distributor waived distribution fees of $9,121 and $17,381, respectively, for the fiscal year ended July 31, 2011 and July 31, 2010 to maintain a competitive yield for the Prime Money Market Fund.

	Class C Shares Fiscal Year Ended July 31, 2011	Class C Shares Fiscal Year Ended July 31, 2010	Class C Shares Fiscal Year Ended July 31, 2009
	Distribution and Service Fees	Distribution and Service Fees	Distribution and Service Fees
Small Cap Growth Fund	$1,022	$1,128	$1,468
Mid Cap Growth Fund	3,617	2,197	3,016
Quality Growth Fund	8,820	10,604	13,673
Dividend Growth Fund	1,197	1,258	1,269
Micro Cap Value Fund	33,726	15,892	8,858
Small Cap Value Fund	11,646	3,868	2,589
All Cap Value Fund	29,470	36,506	40,887
Disciplined Large Cap Value Fund	3,522	5,017	6,863
Structured Large Cap Plus Fund	332	254	306
Equity Index Fund	8,524	8,590	9,691
International Equity Fund	2,263	2,643	3,024
Strategic Income Fund	108,681	77,286	55,555

	Class C Shares Fiscal Year Ended July 31, 2011	Class C Shares Fiscal Year Ended July 31, 2010	Class C Shares Fiscal Year Ended July 31, 2009
	Distribution and Service Fees	Distribution and Service Fees	Distribution and Service Fees
LifeModel Aggressive FundSM	$9,714	$9,420	$11,256
LifeModel Moderately Aggressive FundSM	23,256	24,489	29,270
LifeModel Moderate FundSM	21,376	20,564	22,888
LifeModel Moderately Conservative FundSM	7,725	8,284	10,787
LifeModel Conservative FundSM	7,919	10,919	13,433
High Yield Bond Fund	15,098	6,244	716
Total Return Bond Fund	5,506	5,697	6,348
Short Term Bond Fund	69,768	39,842	3,012
Prime Money Market Fund	0[1]	55[1]	7,427

1.	The Distributor waived distribution fees of $1,397 and $2,245, respectively, for the fiscal year ended July 31, 2011 and July 31, 2010 to maintain a competitive yield for the Prime Money Market Fund.

The following amounts paid to the Distributor by the Funds under the Plan for Class A shares during the fiscal year ended July 31, 2011 were spent on:

	Advertising	Printing and Mailing of Prospectuses to other than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or other Financing Charges
Small Cap Growth Fund	—	—	569	24,485	—	—
Mid Cap Growth Fund	—	—	4,119	68,949	—	—
Quality Growth Fund	—	—	829	167,970	—	—
Dividend Growth Fund	—	—	238	7,274	—	—
Micro Cap Value Fund	—	—	6,805	103,055	—	—
Small Cap Value Fund	—	—	1,558	19,575	—	—
All Cap Value Fund	—	—	718	90,283	—	—
Disciplined Large Cap Value Fund	—	—	365	31,364	—	—
Structured Large Cap Plus Fund	—	—	54	13,950	—	—
Equity Index Fund	—	—	375	109,888	—	—
International Equity Fund	—	—	198	28,720	—	—
Strategic Income Fund	—	—	20,256	213,093	—	—
LifeModel Aggressive FundSM	—	—	1,566	80,557	—	—
LifeModel Moderately Conservative FundSM	—	—	334	39,597	—	—
LifeModel Moderate FundSM	—	—	1,477	114,286	—	—
LifeModel Moderately Aggressive FundSM	—	—	3,717	183,087	—	—

	Advertising	Printing and Mailing of Prospectuses to other than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or other Financing Charges
LifeModel Conservative FundSM	—	—	152	24,519	—	—
High Yield Bond Fund	—	—	2,415	20,308	—	—
Total Return Bond Fund	—	—	275	38,135	—	—
Short Term Bond Fund	—	—	1,575	65,919	—	—
Prime Money Market Fund	—	—	—	—	—	—

The following amounts paid to the Distributor by the Funds under the Plan for Class B shares during the fiscal year ended July 31, 2011 were spent on:

	Advertising	Printing and Mailing of Prospectuses to other than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or other Financing Charges
Small Cap Growth Fund	—	—	—	3,002	—	—
Mid Cap Growth Fund	—	—	—	10,009	—	—
Quality Growth Fund	—	—	—	18,193	—	—
Dividend Growth Fund	—	—	—	600	—	—
Micro Cap Value Fund	—	—	—	7,756	—	—
Small Cap Value Fund	—	—	—	5,859	—	—
All Cap Value Fund	—	—	—	35,296	—	—
Disciplined Large Cap Value Fund	—	—	—	10,982	—	—
Structured Large Cap Plus Fund	—	—	—	1,738	—	—
Equity Index Fund	—	—	—	11,957	—	—
International Equity Fund	—	—	—	4,908	—	—
Strategic Income Fund	—	—	—	6,928	—	—
LifeModel Aggressive FundSM	—	—	—	64,347	—	—
LifeModel Moderately Conservative FundSM	—	—	—	61,597	—	—
LifeModel Moderate FundSM	—	—	—	150,547	—	—
LifeModel Moderately Aggressive FundSM	—	—	—	224,349	—	—
LifeModel Conservative FundSM	—	—	—	31,994	—	—
High Yield Bond Fund	—	—	—	950	—	—
Total Return Bond Fund	—	—	—	12,818	—	—
Short Term Bond Fund	—	—	—	—	—	—
Prime Money Market Fund	—	—	—	—	—	—

The following amounts paid to the Distributor by the Funds under the Plan for Class C shares during the fiscal year ended July 31, 2011 were spent on:

	Advertising	Printing and Mailing of Prospectuses to other than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or other Financing Charges
Small Cap Growth Fund	—	—	—	1,022	—	—
Mid Cap Growth Fund	—	—	—	3,617	—	—
Quality Growth Fund	—	—	—	8,820	—	—
Dividend Growth Fund	—	—	—	1,197	—	—
Micro Cap Value Fund	—	—	—	33,726	—	—
Small Cap Value Fund	—	—	—	11,646	—	—
All Cap Value Fund	—	—	—	29,470	—	—
Disciplined Large Cap Value Fund	—	—	—	3,522	—	—
Structured Large Cap Plus Fund	—	—	—	332	—	—
Equity Index Fund	—	—	—	8,523	—	—
International Equity Fund	—	—	—	2,263	—	—
Strategic Income Fund	—	—	—	108,681	—	—
LifeModel Aggressive FundSM	—	—	—	9,714	—	—
LifeModel Moderately Conservative FundSM	—	—	—	7,725	—	—
LifeModel Moderate FundSM	—	—	—	21,376	—	—
LifeModel Moderately Aggressive FundSM	—	—	—	23,256	—	—
LifeModel Conservative FundSM	—	—	—	7,918	—	—
High Yield Bond Fund	—	—	—	15,098	—	—
Total Return Bond Fund	—	—	—	5,506	—	—
Short Term Bond Fund	—	—	—	69,767	—	—
Prime Money Market Fund	—	—	—	—	—	—

With respect to all share classes offered by the Trust, these classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients.

Administrative Services Agreement

With respect to Class C Shares, Select Shares, Preferred Shares and Trust Shares, the Trust has entered into an Administrative Service Agreement to permit the payment of non 12b-1 fees to the Distributor to cause services to be provided to shareholders by a representative who has knowledge of the shareholder’s particular circumstances and goals. These non 12b-1 fees are paid at the following amounts: Class C Shares - up to 0.25%, Select Shares - up to 0.08%, Preferred Shares - up to 0.15% and Trust Shares - up to 0.25%. Benefits to shareholders of Class C Shares, Select Shares, Preferred Shares and Trust Shares of the Funds may include: (1) providing personal services to shareholders; (2) processing shareholder transactions with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; (4) responding promptly to shareholders’ requests and inquiries concerning their accounts; and (5) providing such other services as necessary to service shareholder accounts. These classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients. For the fiscal year ended July 31, 2011, the Distributor was paid $124,396, $250,923, $121,794 and $254,641, for Class C Shares, Preferred Shares, Select Shares and Trust Shares, respectively. The Distributor waived $465, $733,170, $89,805 and $831,992, for Class C Shares, Preferred Shares, Select Shares and Trust Shares, respectively.

Legal Counsel

Vedder Price P.C., 222 North LaSalle Street, Chicago, IL 60601 is counsel to the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 1100 Walnut, Suite 1300, Kansas City, Missouri 64106, serves as the Funds’ independent registered public accounting firm. PricewaterhouseCoopers LLP will audit and report on the Funds’ annual financial statements, and may perform other professional tax, accounting, auditing and advisory services when engaged to do so by the Funds.

PORTFOLIO MANAGER INFORMATION

The portfolio managers identified under “Fund Management – Portfolio Managers” in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set below.


Number of Other Accounts Managed and Assets by Account Type
as of July 31, 2011

	Other Registered	Other Pooled Investment
Portfolio Manager	Investment Companies	Vehicles	Other Accounts

Michael Barr	Number: 0	Number: 0	Number: 0
	Assets: None	Assets: None	Assets: None

Helena Beltran-Lopez	Number: 0	Number: 1	Number: 3
	Assets: None	Assets: $167,107,226.65	Assets: $29,769,819.44

Samrat Bhattacharya	Number: 0	Number: 1	Number: 3
	Assets: None	Assets: $167,107,226.65	Assets: $29,769,819.44

Scott A. Billeadeau	Number: 0	Number: 0	Number: 9
	Assets: None	Assets: None	Assets: $51,343,074.59

John L. Cassady III	Number: 0	Number: 3	Number: 167
	Assets: None	Assets: $118,906,310.63	Assets: $2,618,093,524.88

Mark Demos	Number: 0	Number: 1	Number: 156
	Assets: None	Assets: $86,259,746.21	Assets: $897,883,535.81

Amy Denn	Number: 0	Number: 1	Number: 147
	Assets: None	Assets: $86,259,746.21	Assets: $868,843,990.62

Jon Fisher	Number: 0	Number: 1	Number: 156
	Assets: None	Assets: $86,259,746.21	Assets: $897,883,535.81

Martin E. Hargrave	Number: 0	Number: 0	Number: 8
	Assets: None	Assets: None	Assets: $43,721,782.59

John P. Hoeting	Number: 0	Number: 2	Number: 76
	Assets: None	Assets: $60,211,555.89	Assets: $1,893,131,103.78

Eric J. Holmes	Number: 0	Number: 0	Number: 9
	Assets: None	Assets: None	Assets: $79,670,791.75

Michael Kemer	Number: 0	Number: 2	Number: 76
	Assets: None	Assets: $60,211,555.89	Assets: $1,893,131,103.78

Peter M. Klein	Number: 0	Number: 0	Number: 209
	Assets: None	Assets: None	Assets: $163,770,722.95

Mark Koenig	Number: 0	Number: 1	Number: 3
	Assets: None	Assets: $167,107,226.65	Assets: $29,769,819.44

Peter Kwiatkowski	Number: 0	Number: 0	Number: 31
	Assets: None	Assets: None	Assets: $1,160,819,777.82

Mary Jane Matts	Number: 0	Number: 1	Number: 58
	Assets: None	Assets: $4,589,131.29	Assets: $567,375,833.48

Mirko M. Mikelic	Number: 0	Number: 3	Number: 167
	Assets: None	Assets: $118,906,310.63	Assets: $2,618,093,524.88

Edward Moore	Number: 0	Number: 1	Number: 58
	Assets: None	Assets: $4,589,131.29	Assets: $567,375,833.48

Craig P. Nedbalski	Number: 0	Number: 0	Number: 9
	Assets: None	Assets: None	Assets: $79,670,791.75

Dan Popowics	Number: 0	Number: 0	Number: 40
	Assets: None	Assets: None	Assets: $1,189,859,323.01

Scott Richter	Number: 0	Number: 1	Number: 58
	Assets: None	Assets: $4,589,131.29	Assets: $567,375,833.48

Jason Schwartz	Number: 0	Number: 3	Number: 162
	Assets: None	Assets: $118,906,310.63	Assets: $2,497,737,622.01

Mitchell L. Stapley	Number: 0	Number: 3	Number: 168
	Assets: None	Assets: $118,906,310.63	Assets: $2,625,714,816.88

Zhiqiang Sun	Number: 0	Number: 1	Number: 3
	Assets: None	Assets: $167,107,226.65	Assets: $29,769,819.44

Michael P. Wayton	Number: 0	Number: 1	Number: 3
	Assets: None	Assets: $167,107,226.65	Assets: $29,769,819.44



Number of Other Accounts Managed and Assets by Account Type
as of July 31, 2011

	Other Registered	Other Pooled Investment
Portfolio Manager	Investment Companies	Vehicles	Other Accounts

E. Keith Wirtz	Number: 0	Number: 0	Number: 1
	Assets: None	Assets: None	Assets: $7,621,292

David L. Withrow	Number: 0	Number: 3	Number: 167
	Assets: None	Assets: $118,906,310.63	Assets: $2,618,093,524.88

Timothy J. Jossart	Number: 2	Number: 2	Number: 21
	Assets: $220,022,959	Assets: $312,201,717	Assets: $3,228,477,995

Brendan M. White	Number: 2	Number: 2	Number: 21
	Assets: $220,022,959	Assets: $312,201,717	Assets: $3,228,477,995


None of the portfolio managers are responsible for managing any accounts for which the advisory fee is based on performance.

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the “Managed Accounts”). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades.    A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. The portfolio manager knows the size, timing and possible market impact of the Fund’s trades and could use this information to the advantage of the Managed Accounts and to the possible detriment of the Fund.

Investment Opportunities.    A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and the Managed Accounts, but may not be available in sufficient quantities for both the Fund and the Managed Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and a Managed Account. Fifth Third Asset Management, Inc. has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Portfolio Manager Compensation.    Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser or Subadviser may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Funds. The Adviser and Subadviser have adopted trade allocation and other policies and procedures that they believe are reasonably designed to address these and other conflicts of interest.

Portfolio Manager Compensation

Fifth Third Asset Management, Inc.

Each FTAM portfolio manager’s compensation generally consists of a base salary, a cash incentive bonus and certain Fifth Third Bancorp long-term, non-cash incentives. Portfolio managers are also eligible for the standard retirement, health and welfare benefits available to all FTAM and Fifth Third Bancorp employees. In the case of portfolio managers responsible for managing multiple Funds and/or other FTAM advisory accounts, the method used to determine manager compensation is the same for all such Funds and other accounts.

Portfolio manager base salaries are based upon the manager’s experience and level of expertise, taking into account ongoing compensation benchmark analyses performed by FTAM’s human resource specialists. A portfolio manager’s base salary is generally a fixed amount that may change as a result of periodic performance reviews, upon assumption of new duties, or when a market adjustment of the position is deemed by management to be warranted.

A portfolio manager’s bonus is determined by a number of factors. The most important factor is the gross, pre-tax performance over rolling 3-year periods of the managed Funds and other accounts versus the applicable benchmarks against which the performance of the relevant asset class or classes are measured. No incentive bonus is earned under this factor unless the manager outperforms such benchmark(s). Another factor makes such comparison over the most recent one-year period and takes other, more subjective, components and factors into account, including but not limited to client involvement and interaction, client retention and the portfolio manager’s compliance record.

The applicable benchmarks for each Fund, which may include modified versions of the index and/or blends of multiple indexes, are as follows:

Fund Name	Index
Small Cap Growth Fund	Russell 2000® Growth Index
Mid Cap Growth Fund	Russell Midcap® Growth Index
Quality Growth Fund	Russell 1000® Growth Index
Dividend Growth Fund	S&P 500® Index
Micro Cap Value Fund	Russell 2000® Value Index, Russell Microcap® Value Index
Small Cap Value Fund	Russell 2000® Value Index
All Cap Value Fund	Russell 3000® Value Index, Russell Midcap® Value Index
Disciplined Large Cap Value Fund	Russell 1000® Value Index
Structured Large Cap Plus Fund	S&P 500® Index, Russell 1000® Index
Equity Index Fund	S&P 500® Index
International Equity Fund	Morgan Stanley Capital International EAFE Index, Net

Fund Name	Index
Strategic Income Fund	Barclays Capital U.S. Aggregate Bond Index
LifeModel Aggressive FundSM	LifeModel Aggressive Target Neutral 90% Russell 3000® Index/10% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend, Barclays Capital U.S. Intermediate Government/Credit Bond Index and Russell 3000® Index,
LifeModel Moderately Aggressive FundSM	LifeModel Moderately Aggressive Target Neutral 70% Russell 3000® Index/30% Barclays Capital U.S. Intermediate Government/Credit Bond Index® Blend, Barclays Capital U.S. Intermediate Government/Credit Bond Index and Russell 3000® Index
LifeModel Moderate FundSM	LifeModel Moderate Target Neutral 50% Russell 3000® Index/50% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend, Barclays Capital U.S. Intermediate Government/Credit Bond Index and Russell 3000® Index
LifeModel Moderately Conservative FundSM	LifeModel Moderately Conservative Target Neutral 40% Russell 3000® Index/60% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend, Barclays Capital U.S. Intermediate Government/Credit Bond Index and Russell 3000® Index
LifeModel Conservative FundSM	LifeModel Conservative Target Neutral 20% Russell 3000® Index/80% Barclays Capital U.S. Intermediate Government/Credit Bond Index Blend, Barclays Capital U.S. Intermediate Government/Credit Bond Index and Russell 3000® Index
High Yield Bond Fund	BofA Merrill Lynch U.S. High Yield, Cash Pay Index
Total Return Bond Fund	Barclays Capital U.S. Aggregate Bond Index
Short Term Bond Fund	BofA Merrill Lynch 1-3 Year Government/Corporate Bond Index

Portfolio managers also are eligible to participate in Fifth Third Bancorp long-term, non-cash incentive programs. Such incentives have taken the form of non-transferable restricted stock grants and stock appreciation rights and are awarded to eligible participants on the basis of Fifth Third Bancorp’s overall financial performance.

Fort Washington Investment Advisors, Inc.

All portfolio managers receive a fixed base salary and annual performance bonuses. Bonuses are based primarily on the overall performance of Fort Washington as well as the pretax performance (relative to Merrill Lynch High Yield Master Index, the benchmark for the High Yield Bond Fund) of their respective asset category over a one-year and a three-year time horizon. Secondarily, portfolio managers are also assessed on their ability to retain clients and attract new clients. Additionally a long-term retention plan was instituted in 2000, whereby certain investment professionals are periodically granted participation units with a 7-year cliff vesting schedule. The structure includes long-term vesting provisions. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the firm’s President and approved by the Board of Directors.

Securities Ownership

The following table discloses the dollar range of equity securities beneficially owned by the portfolio managers in each of the Funds for which they are primarily responsible as of July 31, 2011:

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities*
Michael Barr, CFA	All Cap Value Fund	None
	Micro Cap Value Fund	None
	Small Cap Value Fund	None
Helena Beltran-Lopez, Ph.D.	International Equity Fund	None
Samrat Bhattacharya, Ph.D.	Structured Large Cap Plus Fund	None
Scott A. Billeadeau, CFA	LifeModel Aggressive FundSM	$10,001-$50,000
	LifeModel Conservative FundSM	None
	LifeModel Moderate FundSM	None
	LifeModel Moderately Aggressive FundSM	$1-$10,000
	LifeModel Moderately Conservative FundSM	None
	Small Cap Growth Fund	$10,001-$50,000
John L. Cassady, CFA	Strategic Income Fund	None
	Total Return Bond Fund	None
Mark Demos, CFA	Quality Growth Fund	$50,001-$100,000
	Mid Cap Growth Fund	None
Amy Denn	Dividend Growth Fund	None
	Quality Growth Fund	$100,001-$500,000
Jon Fisher, CFA	Mid Cap Growth Fund	None
	Quality Growth Fund	$100,001-$500,000
Martin E. Hargrave, CFA	Small Cap Growth Fund	$1-$10,000
John P. Hoeting	Short Term Bond Fund	None
Eric J. Holmes, CFA	All Cap Value Fund	None
	Micro Cap Value Fund	$50,001-$100,000
	Small Cap Value Fund	$50,001-$100,000
Timothy J. Jossart, CFA	High Yield Bond Fund	None
Peter M. Klein, CFA	All Cap Value Fund	$10,001-$50,000
Michael Kemer	Short Term Bond Fund	None
	Total Return Bond Fund	None

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities
Mark Koenig, CFA	Equity Index Fund	None
	International Equity Fund	$10,001-$50,000
	Structured Large Cap Plus Fund	$1-$10,000
Peter Kwiatkowski, CFA	Dividend Growth Fund	$10,001-$50,000
	Strategic Income Fund	None
Mary Jane Matts, CFA	All Cap Value Fund	$10,001-$50,000
	Disciplined Large Cap Value	$50,001-$100,000
Mirko M. Mikelic	Strategic Income Fund	None
	Total Return Bond Fund	None
Ted Y. Moore, CFA	All Cap Value Fund	$10,001-$50,000
	Disciplined Large Cap Value	$10,001-$50,000
Craig P. Nedbalski, CFA	All Cap Value Fund	$1-$10,000
	Micro Cap Value Fund	$50,001-$100,000
	Small Cap Value Fund	$50,001-$100,000
Dan Popowics, CFA	Dividend Growth Fund	$1-$10,000
	Mid Cap Growth Fund	$10,001-$50,000
	Strategic Income Fund	$10,001-$50,000
Scott G. Richter, CFA	All Cap Value Fund	None
	Disciplined Large Cap Value	$1-$10,000
Jason M. Schwartz, CFA	Strategic Income Fund	None
Mitchell L. Stapley, CFA	High Yield Bond Fund	None
	LifeModel Aggressive FundSM	None
	LifeModel Conservative FundSM	None
	LifeModel Moderate FundSM	None
	LifeModel Moderately Aggressive FundSM	None
	LifeModel Moderately Conservative FundSM	None
	Short Term Bond Fund	None
	Strategic Income Fund	$100,001-$500,000
	Total Return Bond Fund	None
Zhiqiang Sun. Ph.D.	Equity Index Fund	$10,001-$50,000
	International Equity Fund	$10,001-$50,000
Michael P. Wayton, CFA	Equity Index Fund	$50,001-$100,000
	Structured Large Cap Plus Fund	None
Brendan M. White, CFA	High Yield Bond Fund	None
E. Keith Wirtz, CFA	LifeModel Aggressive FundSM	None
	LifeModel Conservative FundSM	None
	LifeModel Moderate FundSM	None
	LifeModel Moderately Aggressive FundSM	$100,001-$500,000

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities
	LifeModel Moderately Conservative FundSM	None
Dave L. Withrow, CFA	Short Term Bond Fund	None
	Strategic Income Fund	None
	Total Return Bond Fund	$10,001-$50,000

*
The Adviser maintains a deferred compensation plan for, among others, the portfolio managers. Pursuant to such plan, the portfolio managers may be deemed to be invested in shares of the Funds. Such deemed investments are not included in the table.

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PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Adviser selects brokers and dealers to handle the purchase and sale of portfolio instruments for the Funds. In selecting brokers and dealers to effect portfolio transactions for the Funds, the Adviser seeks to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, spreads and other costs, is normally an important factor in this decision, but the Adviser may consider various other factors as it deems relevant. These factors may include, without limitation: (1) the Adviser’s knowledge of negotiated commission rates and spreads currently available; (2) the nature of the security being traded; (3) the size and type of transaction; (4) the nature and character of the market for the security; (5) the desired timing of the trade; (6) the activity existing and expected in the market for the security; (7) confidentiality and anonymity; (8) execution, (9) clearance and settlement capabilities, as well as the reputation and perceived soundness of the brokers/dealers selected and others which are considered; (10) the Adviser’s knowledge of actual or apparent broker/dealer operational problems; (11) the broker/dealer’s execution services rendered on a continuing basis and in other transactions; and (12) the reasonableness of spreads or commissions. The Adviser also may consider the quality of research and/or services provided by executing broker/dealers, as discussed below. The Adviser maintains procedures for monitoring best execution, and routinely reviews commission rates and execution and settlement services provided by various broker/dealers in order to determine their competitiveness. The Adviser is not permitted to consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

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In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser may cause the Funds to pay broker/dealers providing the Funds with brokerage and research services (as defined in the 1934 Act) an amount of commission for effecting portfolio transactions in excess of the commission another broker/dealer would have charged for effecting the transaction. These brokerage and research services may include, without limitation, written and oral reports on the economy, industries, sectors and individual companies or issuers; appraisals and analyses relating to markets and economic factors; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation and trading systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Generally, the Adviser may use brokerage and research services to benefit the Funds as well as other investment accounts managed by the Adviser or its affiliates. The Adviser may not necessarily use all brokerage and research services received to benefit the particular Fund paying the brokerage commissions that gave rise to the receipt of such services.
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The determination and evaluation of the reasonableness of brokerage commissions paid in connection with portfolio transactions are based primarily on the professional opinions of the advisory personnel responsible for the placement and review of such transactions. These opinions are formed on the basis of, among other things, the experience of these individuals in the securities industry and information available to them concerning the level of commissions being paid by other investors of comparable size and type. The Adviser may select broker/dealers based on its assessment of their ability to provide quality executions and its belief that the research, information and other services provided by such broker/dealer may benefit the Funds. It is not possible to place a precise dollar value on the special executions or on the brokerage and research services the Adviser receives from broker/dealers effecting transactions in portfolio securities. Accordingly, broker/dealers selected by the Adviser may be paid commissions for effecting portfolio transactions in excess of amounts other broker/dealers would have charged for effecting similar transactions if the Adviser determines in good faith that such amounts are reasonable in relation to the value of the brokerage and/or research services provided by those broker/dealers.

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Selected products or services provided by broker/dealers may have multiple uses, including administrative, marketing or other uses which do not constitute brokerage or research services within the meaning of Section 28(e) of the 1934 Act. Such products or services are generally referred to as “mixed-use” items. The Adviser evaluates mixed-use products and services and will attempt to make a reasonable allocation of the cost of the product or service according to its use. The Adviser may consider various objective factors in making such an allocation, such as the amount of time that the product or service is used, for an eligible purpose within the meaning of Section 28(e) of the 1934 Act. A conflict of interest may arise in allocating the cost of mixed-use items between research and non-research purposes. The proportion of products and services attributable to eligible brokerage or research services will be paid through brokerage commissions generated by Fund transactions; the portion attributable to ineligible products and services will be paid by the Adviser from its own resources. Although the allocation of mixed-use items is not precisely determined, the Adviser makes a good faith effort to fairly allocate such items.
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The Adviser evaluates brokerage and research services provided by broker/dealer firms on at least an annual basis. The evaluation criteria focus upon the quality and quantity of brokerage and research services provided by such broker/dealer firms and whether the commissions paid for such services are fair and reasonable.

The allocation of portfolio transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser, the Adviser may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Adviser or its affiliates are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may affect the price paid or shares received by the Funds or the size of the position obtained or disposed of by the Funds. Generally, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

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The following table shows the amount of brokerage commissions paid by the Funds to brokers who provide research services to the Funds, and the total amounts of the transactions pursuant to which such commissions were paid, for the fiscal year ended July 31, 2011:
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Fund	Commissions Paid on Transactions Directed to Firms Providing Research July 31, 2011	Amount of Transactions Directed to Firms Providing Research July 31, 2011
Small Cap Growth Fund	$233,700	$78,334,133
Mid Cap Growth Fund	241,289	217,248,322
Quality Growth Fund	542,978	599,632,288
Dividend Growth Fund	10,075	9,601,587
Micro Cap Value Fund	281,727	58,206,339
Small Cap Value Fund	502,825	138,892,929
All Cap Value Fund	460,370	182,455,001
Disciplined Large Cap Value Fund	885,486	521,528,917
Structured Large Cap Plus Fund	671,790	361,271,758
Equity Index Fund	4,610	4,600,729
International Equity Fund	930,042	652,783,318
Strategic Income Fund	91,465	51,770,274
High Yield Bond Fund	2,188	348,012
Total Return Bond Fund	8,307	2,062,529
Short Term Bond Fund	917	917
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The following table shows the aggregate amount of brokerage commissions paid by each Fund for the fiscal years ended July 31 of each year shown:

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Fund	Total Brokerage Commissions Paid July 31, 2011	Total Brokerage Commissions Paid July 31, 2010	Total Brokerage Commissions Paid July 31, 2009
Small Cap Growth Fund	235,863	$ 302,718	$ 287,186
Mid Cap Growth Fund	241,289	297,048	287,097
Quality Growth Fund	553,672	445,319	335,140
Dividend Growth Fund	10,075	13,823	43,105
Micro Cap Value Fund	282,039	189,283	179,363
Small Cap Value Fund	503,375	318,622	335,973
All Cap Value Fund	460,370	271,610	401,320
Disciplined Large Cap Value Fund	885,486	612,929	1,050,202
Structured Large Cap Plus Fund	671,790	541,889	415,235
Equity Index Fund	4,610	14,520	20,002
International Equity Fund	930,042	—	813,651
Strategic Income Fund	91,465	35,827	44,234
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Fund	Total Brokerage Commissions Paid July 31, 2011	Total Brokerage Commissions Paid July 31, 2010	Total Brokerage Commissions Paid July 31, 2009
LifeModel Aggressive FundSM	—	—	—
LifeModel Moderately Aggressive FundSM	—	—	—
LifeModel Moderate FundSM	—	—	—
LifeModel Moderately Conservative FundSM	—	—	—
LifeModel Conservative FundSM	—	—	—
High Yield Bond Fund	2,188	—	—
Total Return Bond Fund	8,308	4,267	7,925
Short Term Bond Fund	917	815	4,483
Prime Money Market Fund	—	—	—
Institutional Money Market Fund	—	—	—
Institutional Government Money Market Fund	—	—	—
U.S. Treasury Money Market Fund	—	—	—
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For each of the three most recent fiscal years, none of the Funds paid brokerage commissions to any affiliated broker.

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During the fiscal year ended July 31, 2011, the Funds acquired securities of certain of the Funds’ regular broker dealers or the parents of such firms. The aggregate holdings of the Funds of those brokers or dealers as of July 31, 2011 (amounts in thousands, except shares) were as follows:
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Broker/Dealer	Fund	Shares	Principal($)	Market Value($)
Banc of America Securities LLC
	Equity Index Fund	305,470		2,966
	Total Return Bond Fund		1,505	1,614
	Short Term Bond Fund		3,357	3,428
	Institutional Government Money Market Fund		77,978	78,159

Barclays Capital, Inc.	International Equity Fund	65,476		240

Bear Stearns Securities Corp.	Strategic Income Fund		357	369
	Total Return Bond Fund		2,000	2,142
	Short Term Bond Fund		4,266	4,282
	Prime Money Market Fund		19,108	19,312
	Institutional Money Market Fund		40,645	41,130

BMO Nesbitt Burns, Inc.	U.S. Treasury Money Market Fund		225,000	225,000

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Broker/Dealer	Fund	Shares	Principal($)	Market Value($)
BNY Capital Markets Inc.	Equity Index Fund	37,188		934

Citigroup Global Markets, Inc.	All Cap Value Fund	55,687		2,135
	Disciplined Large Cap Value Fund	213,084		8,170
	Structured Large Cap Plus Fund	16,536		634
	Equity Index Fund	87,965		3,373
	Strategic Income Fund	94,225	1,443	3,989
	Total Return Bond Fund		6,461	7,114
	Short Term Bond Fund		1200	1,272
	Institutional Money Market Fund		10,000	10,121
	Institutional Government Money Market Fund		48,265	48,529

Deutsche Bank Securities, Inc.	International Equity Fund	30,092		1,666
	Strategic Income Fund	36,000	1,000	1,922
	Short Term Bond Fund		1,500	1,523
	Prime Money Market Fund		30,000	30,000
	Institutional Money Market Fund		20,000	20,000
	Institutional Government Money Market Fund		70,000	70,000
	U.S. Treasury Money Market Fund		80,000	80,000

Goldman Sachs & Co.	All Cap Value Fund	13,220		1,784
	Disciplined Large Cap Value Fund	39,021		5,267
	Equity Index Fund	15,643		2,111
	Strategic Income Fund	67,500	101	1,480
	Total Return Bond Fund		997	1,008
	Short Term Bond Fund		1,754	1,839
	Prime Money Market Fund	1,111,356	15,000	16,111
	Institutional Money Market Fund	1,284,855	5,000	6,285
	Institutional Government Money Market Fund	287,026	145,050	145,346
	U.S. Treasury Money Market Fund	1,908,234	11,260	13,178

JPMorgan Chase & Co.	Quality Growth Fund	90,000	124	3,759
	Dividend Growth Fund	3,132		127
	All Cap Value Fund	93,943		3,800
	Structured Large Cap Plus Fund	28,272		1,144
	Equity Index Fund	119,688		4,841
	Strategic Income Fund	32,300	1,700	2,642
	Total Return Bond Fund		8,194	7,669
	Short Term Bond Fund		10,714	10,559
	U.S. Treasury Money Market Fund		24,700	24,862

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Broker/Dealer	Fund	Shares	Principal($)	Market Value($)
Merrill Lynch, Pierce, Fenner, & Smith	Strategic Income Fund	24,800	701	1,305
	Short Term Bond Fund		54	54

Morgan Stanley Group, Inc.	Equity Index Fund	46,546		1,036
	Strategic Income Fund	33,100	1,000	1,810
	Total Return Bond Fund		2,455	2,546
	Short Term Bond Fund		2,620	2,727
	Prime Money Market Fund		8,500	8,514
	Institutional Money Market Fund		18,000	18,030
	Institutional Government Money Market Fund		4,600	4,608

Nomura Securities	Total Return Bond Fund		1,000	1,070

State Street Bank and Trust Company	Small Cap Growth Fund	11,290,374		11,290
	Mid Cap Growth Fund	13,498,752		13,499
	Quality Growth Fund	25,597,813		25,598
	Dividend Growth Fund	399,739		400
	All Cap Value Fund	9,200,628		9,201
	Disciplined Large Cap Value Fund	4,063,593		4,064
	Equity Index Fund	15,950,655		16,560
	International Equity Fund	13,237,888		13,238
	High Yield Bond Fund	13,396,035		13,396
	Total Return Bond Fund	20,471,450		20,471
	Short Term Bond Fund	39,113,846	1,400	40,635
	Prime Money Market Fund		19,125	19,125
	Institutional Money Market Fund		62,000	61,994
	Institutional Government Money Market Fund		7,400	7,402
	U.S. Treasury Money Market Fund		6,550	6,552

Toronto Dominion Bank	Prime Money Market Fund		60,000	60,000
	Institutional Money Market Fund		160,000	160,000
	Institutional Government Money Market Fund		95,000	95,000
	U.S. Treasury Money Market Fund		240,000	240,000

UBS Warburg LLC	Prime Money Market Fund		23,570	23,570
	Institutional Money Market Fund		17,541	17,541
	Institutional Government Money Market Fund		147,860	147,860
	U.S. Treasury Money Market Fund		131,163	131,163
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PURCHASING SHARES

Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing shares of the Funds is explained in the Prospectus for such Fund and Class under “Investing in the Funds.”

Conversion to Federal Funds

It is the Funds’ policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder’s agent in depositing checks and converting them to federal funds.

Exchanging Securities for Fund Shares

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Investors may, in certain circumstances as permitted by the Funds’ custodian, exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Adviser, meet the investment objective and policies of the relevant Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to the custodian. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Adviser. This securities exchange feature may not be available to shareholders of certain financial intermediaries that may not be able to support this.

A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the NAV of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

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Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

An investor who transfers securities to a Fund in exchange for Fund shares may recognize gain or loss on the transfer of such securities for federal income tax purposes.

Payments to Dealers

Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation (a “reallowance”). Such reallowance is paid by the Distributor using money from sales charges and distribution/service (12b-1) fees. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an “underwriter” for purposes of the 1933 Act. From time to time, the Distributor may elect to reallow up to the following amounts:

Class A Shares

	Equity Index Fund		Equity Funds (except Equity Index Fund) Asset Allocation Funds

	Load/Sales	Dealer	Load/Sales	Dealer
Purchase Amount	Charge	Reallowance	Charge	Reallowance

Less than $50,000	5.00%	4.50%	5.00%	4.50%

$50,000 but less than $100,000	4.50%	4.00%	4.50%	4.00%

$100,000 but less than $250,000	3.50%	3.00%	3.50%	3.00%

$250,000 but less than $500,000	2.50%	2.10%	2.50%	2.10%

$500,000 but less than $1,000,000	2.00%	1.70%	2.00%	1.70%

$1,000,000 but less than $5,000,000*	0.00%	0.05%	0.00%	1.00%

$5,000,000 but less than $25,000,000*	0.00%	0.04%	0.00%	0.75%

$25,000,000 or more*	0.00%	0.03%	0.00%	0.50%

			High Yield Bond Fund
	Short Term Bond Fund		Total Return Bond Fund

	Load/Sales	Dealer	Load/Sales	Dealer
Purchase Amount	Charge	Reallowance	Charge	Reallowance

Less than $50,000	3.00%	2.60%	4.75%	4.25%

$50,000 but less than $100,000	2.50%	2.10%	4.50%	3.75%

$100,000 but less than $250,000	2.00%	1.70%	3.50%	3.00%

$250,000 but less than $500,000	1.50%	1.25%	2.50%	2.10%

$500,000 but less than $1,000,000	-	-	2.00%	1.70%

$500,000 but less than $5,000,000*	0.00%	0.50%	-	-

$1,000,000 but less than $5,000,000*	-	-	0.00%	0.75%

$5,000,000 but less than $25,000,000*	0.00%	0.35%	0.00%	0.50%

$25,000,000 or more*	0.00%	0.25%	0.00%	0.25%

A finder’s fee may be paid for Class A Shares only. The load/sales charge represents the amount a shareholder pays to purchase the Class A Shares, and the dealer reallowance represents the commission paid to the selling broker/dealer. If a finder’s fee is paid to a selling broker/dealer, there will be a 1% contingent deferred sales charge (“CDSC”) (0.50% for Short Term Bond Fund) for a period of 12 months.

*If you purchase $1,000,000 or more of Class A shares of the applicable Funds ($500,000 or more of the Short Term Bond Fund) and do not pay a sales charge, and you sell any of these shares before the twelfth month anniversary of purchase, you will pay a 1% CDSC (a 0.50% CDSC for the Short Term Bond Fund) on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

Class A Shares are sold with an initial sales charge as detailed in the chart above.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class A Shares for which such dealers are designated the dealer of record):

Rate	Fund
Up to 0.25%	All Funds currently making payments under a Class A Shares distribution plan
Up to 0.25% after 12 months after payment of a finders fee	All funds currently making payments under a Class A Shares distribution plan

Class B Shares

Effective May 15, 2007, Class B shares are closed to all new shareholders. A contingent deferred sales charge may be applied to Class B Shares you sell within six years of purchase as shown in the schedule under “Shareholder Information” in the prospectus.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class B Shares for which such dealers are designated the dealer of record):

Rate	Fund
Up to 0.25%	All Funds currently making payments under a Class B Shares distribution plan

Class C Shares

Class C Shares are sold without any initial sales charge. The Distributor pays 1% of the amount invested to dealers who sell Class C Shares. A contingent deferred sales charge may be applied to Class C Shares you sell within twelve months of purchase.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class C Shares for which such dealers are designated the dealer of record):

Rate	Fund
Up to 0.75% subsequent to first 12 months	All funds currently making payments under a Class C Shares 12b-1 distribution plan

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Underwriters retain monies, as well as 12b-1 and service fees for shareholder accounts held directly with the Funds that may be used by the Distributor or the Adviser to offset the costs of the Distributor including other distribution activities.
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ADDITIONAL PAYMENTS BY THE ADVISER AND AFFILIATES

Under certain circumstances, the Adviser or its affiliates may use their own funds to compensate broker-dealers, financial institutions, and financial intermediaries that, for instance, sell or arrange for the sale of Fund shares or that perform various shareholder support services, in amounts that are additional to the amounts paid by the Distributor. In addition, from time to time, the Adviser or its affiliates, at their expense, may provide additional commissions, compensation, or promotional incentives (“concessions”) to broker-dealers, financial institutions, and financial intermediaries which sell or arrange for the sale of shares of a Fund or that perform various shareholder support services. Additional information about such payments is provided below. The Adviser or its affiliates may terminate such payments at any time.

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“Financial intermediaries” are firms that receive compensation for selling shares of the Funds and/or provide services to the Funds’ shareholders. Financial intermediaries may include, among others, your broker, your securities dealer, your financial planner or adviser, banks, or insurance companies. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund “supermarkets,” sponsors of wrap fee programs, and sponsors of networking systems.

The Adviser and/or its affiliates, in their discretion, may pay dealers, selling or servicing agents, or other financial intermediaries and service providers for distribution or shareholder servicing activities. These payments are made out of the Adviser’s and/or its affiliates’ own resources, including from the profits derived from the advisory fees the Adviser receives from the Funds. These cash payments, which may be substantial, are paid to firms having business relationships with the Adviser and/or its affiliates, and are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Funds to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors.

In general, these payments to financial intermediaries can be categorized as “distribution-related” or “servicing” payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as “revenue-sharing”. Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Adviser’s marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Adviser with access to representatives of the intermediary’s sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Adviser and/or its affiliates may reimburse expenses, including travel and lodging expenditures, related to educational seminars and “due diligence” or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority, Inc.) designed to increase sales representatives’ awareness about Funds.

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The Adviser and/or its affiliates may make payments to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as participation in networking arrangements, recordkeeping, and other shareholder services. The Adviser and/or its affiliates also may make payments for administrative services related to the distribution of Fund shares through the intermediary. The service provider may use these payments to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

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The Adviser may consider various factors to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of customers of the intermediary or overall asset levels of the Funds held for or by customers of the intermediary, the willingness of the intermediary to allow the Adviser to provide educational and training support for the intermediary’s sales personnel relating to the Funds, the availability of the Funds on the intermediary’s sales system, as well as the overall quality of the services provided by the intermediary, and the Adviser’s and/or its affiliates’ relationship with the intermediary. To the extent that financial intermediaries receiving distribution-related payments from the Adviser and/or its affiliates sell more of the Funds or retain more shares of the Funds in their client accounts, the Adviser benefits from the incremental management and other fees it receives with respect to those assets.

In addition to the commissions paid to financial intermediaries at the time of sale and Rule 12b-1 fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial adviser), the Adviser and/or its affiliates, at their expense, currently provide additional payments to firms that sell shares of the Funds. If one mutual fund sponsor makes greater distribution assistance payments than another, your financial adviser and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial adviser or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class. Your dealer may charge you fees or commissions in addition to those disclosed in the Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Adviser and/or its affiliates, or any other fees or expenses it charges.

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Although the Funds may use brokers and dealers who sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

Transaction Fee.    Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

SELLING YOUR SHARES

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Shares are redeemed at the next computed NAV after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the Prospectus under “Selling Your Shares.” Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

If you purchase $1,000,000 or more of Class A shares of the applicable Funds or $500,000 or more of the Short Term Bond Fund and do not pay a sales charge, and you sell any of these shares within twelve (12) months of their purchase, you will pay a 1% (0.50% for the Short Term Bond Fund) CDSC on the portion redeemed at the time of redemption. Class B Shares redeemed

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within six (6) years of purchase and Class C Shares redeemed within one (1) year of purchase may be subject to a CDSC. The CDSC may be reduced with respect to a particular shareholder where a financial institution selling Class B and/or Class C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.
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Exchanging or Converting Shares

You may exchange your Fund shares for shares of the same class of another Fifth Third Fund based on their relative NAVs.

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In certain circumstances, a Fund or the Distributor may enter into an agreement with a financial intermediary to permit exchanges from one class of a Fund into another class of the same Fund, subject to certain conditions. Such exchanges will only be permitted if, among other things, the financial intermediary agrees to follow procedures established by the Fund or Distributor, which generally will require that the exchanges be carried out (i) within accounts maintained and controlled by the intermediary, (ii) on behalf of all or a particular segment of beneficial owners holding shares of the affected Fund within those accounts, and (iii) all at once or within a given time period, or as agreed upon in writing by the Fund or the Distributor and the financial intermediary. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the Fund.
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Any conversion between classes of shares of the same Fund should be treated as a tax-free event for federal income tax purposes. By contrast, an exchange between different Funds is a taxable event for federal income tax purposes.

Redemption In-Kind

The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s net asset value during any 90-day period.

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Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in-kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines NAV. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in-kind is taxable for federal income tax purposes in the same manner as redemption for cash.
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Postponement of Redemptions

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

DETERMINING NET ASSET VALUE

Valuation of the Equity Funds, the Bond Funds and Asset Allocation Funds

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Except as noted below, investments of the Equity Funds, the Bond Funds, the Structured Large Cap Plus Fund and Asset Allocation Funds of the Trust in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded). Investments of the International Equity Fund in securities the principal market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation. Investments of the Asset Allocation Funds in underlying funds are based on the NAV of such underlying funds.

With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange or an OTC market, are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined pursuant to the Valuation Procedures adopted by the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase agreements are valued at original cost. Open-end mutual fund investments will be valued at the most recently calculated NAV. Closed-end funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

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The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the prevailing foreign rate. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee has predetermined the level of such a movement that constitutes a Significant Event (a “Trigger”) and has preauthorized the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet. The Pricing Committee, however, will determine the fair value of securities effected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

Use of Amortized Cost

The value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

Monitoring Procedures

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For the Money Market Funds, procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 1/2 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in-kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.
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Investment Restrictions

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SEC rules require that a money market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a money market fund to maintain a dollar-weighted average portfolio maturity (not more than 60 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 60 days, a Money Market Fund will invest its available cash to reduce the average maturity to 60 days or less as soon as possible.

A Money Market Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market Fund computed by dividing the annualized daily income on the Fund’s

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portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
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In periods of rising interest rates, the indicated daily yield on shares of a Money Market Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

Trading In Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

FEDERAL INCOME TAX STATUS

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The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund’s prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund’s prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

This general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

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Qualification as a Regulated Investment Company

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Congress passed the Regulated Investment Company Modernization Act on December 22, 2010 (the “RIC Mod Act”) which makes certain beneficial changes for regulated investment companies (“RICs”) and their shareholders. In general, the RIC Mod Act contains simplification provisions effective for taxable years beginning after December 22, 2010, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests described below. Additionally, the RIC Mod Act allows capital losses to be carried forward indefinitely and retain the character of the original loss, exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of income and gains.
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Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. In order to so qualify and to qualify for the special federal income tax treatment accorded RICs and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year (i) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. Government securities, securities of other RICs, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more qualified publicly traded partnerships (as defined below) and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses), and its net tax-exempt income, if any, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of meeting the diversification requirement described in (b) above, in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Additionally, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. It is possible that certain partnerships in which a Fund may invest, including MLPs, could be qualified publicly traded partnerships and, therefore, the extent to which a Fund may invest in such partnerships is limited by its intention to qualify as a RIC. Fund investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund being subject so state, local or foreign income, franchise or withholding taxes.

If a Fund qualifies as a RIC that is accorded special federal income tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If

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a Fund fails to qualify as a RIC accorded special tax treatment in any taxable year and does not cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, by disposing of certain assets, the Fund would be subject to federal income tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. However, some portions of such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders, provided in both cases, the shareholder meets certain holding period and other requirements with respect to the Fund’s shares. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special federal income tax treatment.
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Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), net tax-exempt income and net capital gain. Investment company taxable income which is retained by a Fund will be subject to federal income tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to federal income tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the federal income tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

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If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for the year and 98.2% of its capital gain net income for the one-year period ending October 31 and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% federal excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that each Fund will be able to do so.

A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

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Additional Tax Information Concerning the Asset Allocation Funds

An Asset Allocation Fund will not be able to offset gains realized by one underlying fund (“Underlying Fund”) in which such Asset Allocation Fund invests against losses realized by another Underlying Fund in which such Asset Allocation Fund invests. The use of a fund-of-funds structure can therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders.

Because each Asset Allocation Fund will invest all of its assets in shares of Underlying Funds, its distributable income and gains will normally consist entirely of distributions from Underlying Funds and gains and losses on the disposition of shares of Underlying Funds. To the extent that an Underlying Fund realizes net losses on its investments for a given taxable year, an Asset Allocation Fund will not be able to recognize its shares of those losses (so as to offset distributions of net income or capital gains from other Underlying Funds) until it disposes of shares of the Underlying Fund. Moreover, even when an Asset Allocation Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, an Asset Allocation Fund will not be able to offset any capital losses from its dispositions of Underlying Fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying Fund).

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In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund’s sales of Underlying Fund shares that have generated losses. A wash sale occurs if shares of an Underlying Fund are sold by a Fund at a loss and the Fund acquires additional shares of that same Underlying Fund or other substantially identical stock or securities 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of Underlying Fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.
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As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that an Asset Allocation Fund will be required to distribute to shareholders will be greater than such amounts would have been had an Asset Allocation Fund invested directly in the securities held by the Underlying Funds, rather than investing in shares of the Underlying Funds. For similar reasons, the character of distributions from an Asset Allocation Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Asset Allocation Fund invested directly in the securities held by the Underlying Funds.

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If an Asset Allocation Fund received dividends from an Underlying Fund that qualifies as a RIC, and the Underlying Fund designated such dividends as “qualified dividend income,” then an Asset Allocation Fund is permitted in turn to designate a corresponding portion of its distributions as “qualified dividend income” as well, provided the Asset Allocation Fund meets certain holding period and other requirements with respect to shares of the Underlying Fund. Dividends of an Asset Allocation Fund may not be eligible for treatment as qualified dividend income unless the holding period and other requirements for such treatment are met by both an Asset Allocation Fund and the Underlying Fund, as well as by the shareholder.
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If an Asset Allocation Fund is a “qualified fund of funds” (i.e., a RIC that invests at least 50% of its total assets in other RICs at the close of each quarter of its taxable year), it may elect to pass through to its own shareholders foreign tax credits received from Underlying Funds that make the election to pass such foreign tax credits through to their shareholders (see “Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions”). In addition, an Asset Allocation Fund that is a qualified fund of funds can pass through to its shareholders exempt-interest dividends.
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The foregoing is only a general description of the federal income tax consequences of a fund of funds structure. Accordingly, prospective purchasers of shares of an Asset Allocation Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

Distributions

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Each Fund will distribute at least annually any net investment income and realized net capital gains. Distributions of any net investment income (other than qualified dividend income, as discussed below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of each Fund’s net capital gain (i.e., the excess of a Fund’s net long-term capital gain over net short-term capital loss), if any, that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) are taxable as long-term capital gains. For taxable years beginning before January 1, 2013, such distributions will generally be taxed to individuals and other noncorporate investors at a 15% federal income tax rate, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets, and will not be eligible for the dividends received deduction. For taxable years beginning on or after January 1, 2013, Capital Gain Dividends will generally be taxed to individuals and other noncorporate investors at a 20% federal income tax rate, unless Congress enacts legislation providing otherwise. Distribution of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.
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Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or reinvested in additional Fund shares. Dividends and distributions on a Fund’s shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Realized gains may be required to be distributed even when a Fund’s net asset value also reflects unrealized losses.

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If a Fund makes a distribution to a shareholder in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated for federal income tax purposes as a return of capital to the extent of a shareholder’s basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder’s
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basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Strategic Income Fund may be particularly susceptible to this possibility because it may seek to maintain a stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

         For taxable years beginning before January 1, 2013, distributions of net investment income properly designated by a Fund as derived from “qualified dividend income” will be taxed to individuals and other noncorporate investors at the federal income tax rates applicable to long-term capital gain, provided certain holding period and other requirements are met at both the shareholder and Fund levels. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet certain holding period and other requirements with respect to the stock in its portfolio generating such dividend income and the shareholder must meet certain holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Neither the Bond Funds nor the Money Market Funds expect a significant portion of Fund distributions to be derived from qualified dividend income. For purposes of determining the holding period for stock on which a dividend is received, such holding period is reduced for any period the recipient has an option to sell, is under a contractual obligation to sell or has made (and not closed) a short sale of substantially identical stock or securities, and in certain other circumstances. Additionally, dividends of an Asset Allocation Fund may not be eligible for treatment as qualified dividend income unless the holding period and other requirements for such treatment are met by both the Asset Allocation Fund and the Underlying Funds as well as the shareholder.
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         In general, distributions of net investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain for individual and other noncorporate shareholders, nor will it be eligible for the dividends-received deduction for corporate shareholders.

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         Dividends of net investment income received by corporate shareholders of a Fund may qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (i) if it has been received with respect to any share of stock that such Fund has held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (91 days during the 181-day period beginning 90 days before the ex-dividend date in the case of certain preferred stock) or (ii) to the extent that such Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (ii) by application of other provisions of the Code (for instance, the dividends received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). For purposes of determining the holding period for stock on which a dividend is received, such holding period is reduced for any period the recipient has an option to sell, is under a contractual obligation to sell or has made (and not closed) a short sale of substantially identical stock or securities, and in certain other circumstances.
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         A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction and for qualified dividend income purposes. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction or qualified dividend income treatment to the extent of the deemed dividend portion of such accrued interest.

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         For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and Capital Gain Dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
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Transactions in Fund Shares

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         The Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis
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information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as the default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

         Shareholders who sell, exchange or redeem Fund shares will generally recognize gain or loss in an amount equal to the difference between their adjusted basis in the Fund shares and the amount received. Because the Money Market Funds seek to maintain a stable share price, it is unlikely that a shareholder will have a gain or loss when shares of a Money Market Fund are sold, exchanged or redeemed. In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and as short-term capital gain or loss if the shares have been held for 12 months or less. Short-term capital gain is taxed for federal income tax purposes at ordinary income rates. For taxable years beginning on or before January 1, 2013, long-term capital gain rates applicable to individuals and other noncorporate investors have been reduced to 15% with a 0% rate applying to taxpayers in the 10% and 15% tax brackets. For taxable years beginning on or after January 1, 2013, the maximum long-term capital gain rate is scheduled to increase to 20%. A shareholder’s ability to utilize capital losses may be limited under the Code.

         Any loss realized upon a taxable disposition of Fund shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares and, to the extent not disallowed will be, treated as a long-term capital loss to the extent of any Capital Gain Dividends received (or deemed received) by a shareholder with respect to those Fund shares. For purposes of determining whether Fund shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that the Fund shareholder acquires other Fund shares or other substantially identical stock or securities within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder’s basis in the replacement Fund shares or other substantially identical stock or securities will be adjusted to reflect the disallowed loss.

         In some cases, shareholders who exchange shares will not be permitted to take all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires no later than January 31st of the calendar year following the calendar year of the disposition shares in the same Fund or another RIC and an otherwise applicable sales charge is reduced under a “reinvestment right” received upon the initial purchase of Fund
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shares. The term “reinvestment right” means any right to acquire shares of one or more RICs without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right and not with respect to the original shares. This provision may be applied to successive acquisitions of Fund shares.
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         The sale or other disposition of shares of a Fund by a retirement plan qualifying for tax-exempt treatment under the Code will not be subject to U.S. federal income tax. Because the federal income tax treatment of a sale or exchange of Fund shares depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your federal income tax liability.

Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions

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         Dividends, interest and gains received by a Fund from investments in securities of foreign issuers may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Shareholders in the Funds, other than the International Equity Fund, generally will not be entitled to claim a credit or deduction with respect to foreign taxes. However, if at the end of a Fund’s fiscal year more than 50% of the value of its total assets consists of securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund’s shareholders.

         Under normal circumstances, more than 50% of the value of the International Equity Fund’s total assets will consist of securities of foreign corporations and it will be eligible to make the election. If the election is made, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct on their federal income tax returns their share of such taxes, subject to certain limits. Alternatively, such shareholders who hold Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes, subject to generally applicable limitations under the Code. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.
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         A Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

         Investment by a Fund in “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) or other charge on distributions received from the company or on proceeds from the sale of its investment in such a company, which tax cannot be eliminated by making distributions to Fund shareholders.

However, this tax can be avoided by making an election to mark such investments to market annually or to treat a PFIC as a “qualified electing fund” (“QEF”). If a Fund makes a “mark to market” election with respect to a PFIC, the Fund will recognize each year as ordinary income or, subject to certain limitations, as ordinary loss, an amount determined as though the Fund had sold and repurchased its holdings in that PFIC on the last day of the Fund’s taxable year. If a Fund makes a QEF election with respect to a PFIC, the Fund will be required to include as income its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the company. These elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

         A PFIC is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Hedging and Derivatives

         A Fund’s transactions in foreign currencies, derivative instruments (e.g., forward contracts, swap agreements, options and futures contracts (including options and futures contracts on foreign currencies)), as well other hedging, short sale or similar transactions, may be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions may also (i) require a Fund to mark to market annually certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year), or (ii) cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements described above in order to avoid certain federal income and excise taxes. A Fund may be required to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements, which may also accelerate the recognition of gain by the Fund. A Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of a Fund as a RIC.

         Options held by a Fund at the end of each fiscal year on a broad-based stock index are treated under the Code as Section 1256 contracts and will be required to be “marked-to-market” for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain other options, futures contracts and options on futures contracts utilized by the Funds are also Section 1256 contracts. Any gains or losses on these Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are also “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

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         The application of certain requirements for qualification as a RIC and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives. As a result, a Fund may be required to limit its investments in such transactions and it is also possible that the IRS may not agree with a Fund’s treatment of such transactions. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of a Fund’s income and gains and distributions to shareholders, affect whether a Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a RIC and avoid federal income and excise taxes or limit the extent to which a Fund may invest in certain derivatives in the future.
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         Certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its income as determined for federal income tax purposes. If a Fund’s book income exceeds its income as determined for tax purposes, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of a recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than its income as determined for federal income tax purposes, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special federal income tax treatment.

Discount Securities

         Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

         Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income by the Fund from such debt obligations.

         Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having acquisition discount or OID. Generally, the Fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID which could affect the character and timing of recognition of income by the Fund from such debt obligations.

         If a Fund holds the foregoing kinds of securities, it may be required to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The Fund may realize gains or losses from such liquidations, and its shareholders may accordingly receive a larger capital gain distribution than they would in the absence of such transactions.

     Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Federal income tax rules are not entirely clear about issues such as whether and, if so, to what extent a Fund should recognize market discount on such a debt obligation, when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to US federal income or excise tax.

Master Limited Partnerships

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     Some amounts received by a Fund from its investments in MLPs will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its RIC distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs that are characterized as ordinary income under the Code’s recapture provisions will be taxable to the Fund shareholders as ordinary income.
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Real Estate Investment Trusts

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     A Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

     Some of the REITs in which a Fund may invest may be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”). Under a notice issued by the IRS and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income from a REIT (or other pass-through entity) that is attributable to the REIT’s residual interest in a REMIC or an equity interest in a taxable mortgage pool (“TMP”) (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice provides that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or TMP directly.
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     In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined by the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Funds do not intend to invest directly in residual interests in REMICs or to invest in REITS in which a substantial portion of the assets will consist of residual interests in REMICs.

Backup Withholding

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     A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the dividends and other distributions paid to and proceeds of share sales, exchanges or redemptions made by any individual shareholder who fails to properly furnish the Fund with his or her correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. The
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backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.
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     Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

     In order for a foreign investor to qualify for an exemption from the backup withholding or reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisers.

Tax Shelter Reporting Regulations

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     Under Treasury regulations, if a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether a taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
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Tax-Exempt Shareholders

     Under current law, a Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if (i) the Fund invests in REITs that hold residual interests in REMICs or TMPs, as discussed above, or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Shares Purchased through Tax-Qualified Plans

     Special federal income tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment on their particular tax situations.

Non-U.S. Shareholders

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Capital Gain Dividends generally will not be subject to withholding of federal income tax. In general, dividends (other than Capital Gain Dividends and tax-exempt interest dividends) paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that,
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if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2012, the Fund will generally not be required to withhold tax on any amounts paid to a foreign person with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a foreign person, provided such amounts are properly designated by the Fund. A Fund may choose not to designate such amounts.
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     A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends (or exempt-interest dividends) unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or the Capital Gain Dividend is attributable to gains from the sale or exchange of USRPIs in accordance with the rules set forth below.

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     In order to qualify for any exemption from withholding tax or a reduced rate of withholding tax under an applicable income tax treaty, a foreign person will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

     The withholding tax does not apply to dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or a lower treaty rate).

     Special rules apply to foreign persons who receive distributions from a Fund that are attributable to gain from “United States real property interests” (“USRPIs”). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in a “United States real property holding corporation.” The Code defines a United States real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if a Fund is a United States real property holding corporation (determined without regard to certain exceptions), distributions by the Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the foreign persons. (However, absent the enactment of legislation, this “look-through” treatment for distributions by a Fund to foreign persons applies only to such distributions that are attributable to distributions received
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by the Fund from a lower-tier REIT and are required to be treated as USRPI gain in the Fund’s hands.) If the foreign shareholder holds (or has held at any time during the prior year) more than a 5% interest in a class of stock of a Fund, such distributions received by the shareholder with respect to such class of stock will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign persons (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is qualified short-term capital gain or capital gain dividend) and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign persons.

     In addition, if a Fund is a United States real property holding corporation or former United States real property holding corporation, the Fund may be required to withhold U.S. tax upon a redemption of shares by a greater-than-5% shareholder that is a foreign person, and that shareholder would be required to file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2012, no withholding is generally required with respect to amounts paid in redemption of shares of a fund if the fund is a domestically controlled qualified investment entity, or, in certain other limited cases, if a fund (whether or not domestically controlled) holds substantial investments in RICs that are domestically controlled qualified investment entities. Unless legislation is enacted extending this legislation, beginning on January 1, 2012, such withholding is required, without regard to whether a Fund or any RIC in which it invests is domestically controlled.
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General

     The foregoing discussion is only a summary of some of the important U.S. federal income tax considerations generally affecting purchasers of the Funds’ shares. No attempt has been made to present a detailed explanation of the U.S. federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of a Fund’s shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in any of the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this SAI; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

FINANCIAL STATEMENTS

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     The financial statements and related report of the independent registered public accounting firm for the Fifth Third Small Cap Growth Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Quality Growth Fund, Fifth Third Dividend Growth Fund, Fifth Third Micro Cap Value Fund, Fifth Third Small Cap Value Fund, Fifth Third All Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third Structured Large Cap Plus Fund, Fifth Third Equity Index Fund, Fifth Third International Equity Fund, Fifth Third Strategic Income Fund, Fifth Third LifeModel Aggressive FundSM, Fifth Third LifeModel Moderately Aggressive FundSM, Fifth Third LifeModel Moderate FundSM, Fifth Third LifeModel Moderately Conservative FundSM, Fifth Third LifeModel Conservative FundSM, Fifth Third High Yield Bond Fund, Fifth Third Total Return Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third Prime Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund for the fiscal year ended July 31, 2011 are incorporated herein by reference into this SAI from the annual reports for those Funds (File Nos. 33-24848 and 811-05669).
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APPENDIX A

STANDARD AND POOR’S RATINGS GROUP CORPORATE
AND MUNICIPAL BOND RATING DEFINITIONS

AAA–Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA–Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A–Debt rated “A” has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB–Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB- Debt rated “BB” has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC-Debt rated “CCC” has a currently identifiable vulnerability to default and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC-The rating “CC” is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C-The rating “C” is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued.

CI-The rating “CI” is reserved for income bonds on which no interest is being paid.

D-Debt rated “D” is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition and debt service payments are jeopardized.

NR–NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

MOODY’S INVESTORS SERVICE, INC. CORPORATE AND
MUNICIPAL BOND RATING DEFINITIONS

Aaa–Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa–Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A–Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa–Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR–Not rated by Moody’s. Moody’s applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA–Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA–Bonds considered to be investment grade and of very high quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A–Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB- BBB ratings indicate that there is currently a low expectation of credit risk. Capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB- BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B- B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C- Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D-Securities have defaulted on some or all of their obligations. ‘DDD’ designates the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. For U.S. corporates, for example, “DD” indicates potential recovery of 50%-90% of such outstanding, and “D” the lowest recovery potential, i.e. below 50%.

NR–NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

STANDARD AND POOR’S RATINGS GROUP MUNICIPAL
NOTE RATING DEFINITIONS

SP-1–Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2–Satisfactory capacity to pay principal and interest.

SP-3–Speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIGI–This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2–This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+–Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1–Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2–Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-I + and F-1 categories.

F-3–Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B–Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C–High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D–Default. Denotes actual or imminent payment default.

STANDARD AND POOR’S RATINGS GROUP COMMERCIAL
PAPER RATING DEFINITIONS

A-1–This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2–Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3–Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

MOODY’S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime-1 –Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

•	Leading market positions in well-established industries.
•	High rates of return on funds employed.
•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.
•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2–Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3–Issuers rated Prime-3 have an acceptable ability for payment of short-term promissory obligations.

APPENDIX B

Beneficial Ownership

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     The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund’s outstanding shares as of October 31, 2011.
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Fund/Class	Percent of the Class Total Assets Held by the Shareholder
Small Cap Growth Fund I Shares FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	21.76%
Small Cap Growth Fund I Shares FIFTH THIRD LIFEMODEL MODERATE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	20.34%
Small Cap Growth Fund I Shares FIFTH THIRD LIFEMODEL AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	16.73%
Small Cap Growth Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	14.62%
Small Cap Growth Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	13.61%
Small Cap Growth Fund A Shares NFS LLC FEBO FIRST MERCANTILE-PREMIER TR FIFT FIRST MERCANTILE TRUST CO TTEE ATTN FUNDS MGMT 57 GERMANTOWN CT CORDOVA TN 38018-7273	20.84%
Small Cap Growth Fund B Shares NFS LLC FEBO MOHAMMAD HUSSAIN RUSKSHANDA HUSSAIN 8637 COPPER CREEK DR NEWBURGH IN 47630-3131	15.41%
Small Cap Growth Fund B Shares NFS LLC FEBO NFS FMTC IRA FBO JAMES D MAYBERRY 989 OAKWOOD AVE GURNEE IL 60031-2237	9.34%
Small Cap Growth Fund B Shares NFS LLC FEBO NFS FMTC IRA FBO GEOFFREY D WILSON 2241 BLACKMOOR PARK LN LEXINGTON KY 40509-8490	8.48%
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
Fund/Class	Percent of the Class Total Assets Held by the Shareholder
Small Cap Growth Fund C Shares NFS LLC FEBO NFS FMTC IRA FBO JOSEPH J SUM 111628 SWINFORD LANE MOKENA IL 60448	16.07%
Small Cap Growth Fund C Shares NFS LLC FEBO NFS FMTC SIMPLE IRA R O APELT SONS INC FBO DIANE L APELT 4577 GRAYTON ROAD CLEVELAND OH 44135-2325	9.81%
Small Cap Growth Fund C Shares NFS LLC FEBO ANN H FITZGIBBONS TTEE ANN FITZGIBBONS REVOCABLE TRUST U/A 9/7/05 6519 EMERALD DR BURLINGTON KY 41005-8409	8.95%
Small Cap Growth Fund C Shares CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	7.72%
Small Cap Growth Fund C Shares NFS LLC FEBO NFS FMTC SIMPLE IRA R O APELT SONS INC FBO ALAN R APELT 4577 GRAYTON RD CLEVELAND OH 44135-2325	5.83%
Small Cap Growth Fund C Shares NFS LLC FEBO NFS/FMTC IRA FBO MARCIA L BOURAY PO BOX 305 CEDARVILLE IL 61013-0305	5.36%
Small Cap Growth Fund C Shares FIRST CLEARING LLC A/C 3429-0602 2801 MARKET ST SAINT LOUIS MO 63103-2523	5.12%
Quality Growth Fund I Shares JPMORGAN CHASE BANK AS TRUSTEE C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	37.16%
Quality Growth Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	13.88%
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Fund/Class	Percent of the Class Total Assets Held by the Shareholder
Quality Growth Fund I Shares FIFTH THIRD BANK FBO CINTAS ATTN MICHELLE HODGEMAN MD 1090C7 38 FOUNTAIN SQUARE PLZ CINCINNATI OH 45263-0074	9.31%
Quality Growth Fund I Shares FIFTH THIRD LIFEMODEL MODERATE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	8.9%
Quality Growth Fund I Shares FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	8.72%
Quality Growth Fund I Shares FIFTH THIRD LIFEMODEL AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	6.76%
Quality Growth Fund I Shares FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORD KEPT PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	6.36%
Quality Growth Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS REINVEST DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	5.47%
Short Term Bond Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	47.77%
Short Term Bond Fund I Shares FIFTH THIRD LIFEMODEL MODERATE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	15.55%
Short Term Bond Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	7.68%
Short Term Bond Fund I Shares FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	6.17%
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Fund/Class	Percent of the Class Total Assets Held by the Shareholder
Short Term Bond Fund A Shares MSSB FBO HENNY OBERMAIER TTEE HENNY OBERMAIER TRUST UA U/ADTD 02/18/2000 3200 NORTH OCEAN BLVD APT 2910 FT LAUDERDALE FL 33308-7171	8.82%
Short Term Bond Fund A Shares NFS LLC FEBO FIRST MERCANTILE-PREMIER TR FIFT PREMIER TRUST ATTN FUNDS MGMT 57 GERMANTOWN CT CORDOVA TN 38018-7273	7.23%
Short Term Bond Fund A Shares NFS LLC FEBO JAN MALLEY 10838 OMAHA TRCE UNION KY 41091-9224	6.62%
Short Term Bond Fund C Shares MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	25.35%
Short Term Bond Fund C Shares FIRST CLEARING, LLC A/C 8421-8200 2801 MARKET STREET SAINT LOUIS, MO 63103	5.7%
Small Cap Value Fund I Shares JPMORGAN CHASE BANK AS TRUSTEE C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	39.88%
Small Cap Value Fund I Shares FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	11.39%
Small Cap Value Fund I Shares FIFTH THIRD LIFEMODEL MODERATE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	10.64%
Small Cap Value Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	10.62%
Small Cap Value Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	10.55%
Small Cap Value Fund I Shares FIFTH THIRD LIFEMODEL AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	8.53%
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
Fund/Class	Percent of the Class Total Assets Held by the Shareholder
Small Cap Value Fund A Shares MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	21.56%
Small Cap Value Fund B Shares NFS LLC FEBO NFS FMTC IRA FBO PAMELA S WEISSHAAR 8391 WYCLIFFE DR CINCINNATI OH 45244-2597	9.56%
Small Cap Value Fund B Shares NFS LLC FEBO MARY JANE SHEA JOSEPH E SHEA 555 WARREN PLAZA VALPARAISO IN 46385-6810	5.02%
Small Cap Value Fund C Shares MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	69.24%
Small Cap Value Fund C Shares NFS LLC FEBO THE DANIEL R UNK REVOCABLE TRUST DANIEL R UNK TTEE U A 11 02 04 287 MARIAN LAKE BLVD CUYAHOGA FALLS OH 44223-1123	10.23%
Micro Cap Value Fund I Shares FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORD KEPT PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	30.57%
Micro Cap Value Fund I Shares OPPENHEIMER & CO INC. FBO CITY OF STAMFORD POLICEMEN PENSION TR FUND DTD 10/20/1971 MICHAEL NOTO, CHAIRMAN STAMFORD POLICE PENSION BOARD 805 BEDFORD STREET	10.85%
Micro Cap Value Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/CASH CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	10.73%
Micro Cap Value Fund I Shares WELLS FARGO BANK NA FBO CALGON CARBON BIG SANDY PLANT PO BOX 1533 MINNEAPOLIS MN 55480-1533	8.64%
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Fund/Class	Percent of the Class Total Assets Held by the Shareholder
Micro Cap Value Fund I Shares MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	8.53%
Micro Cap Value Fund I Shares WELLS FARGO BANK NA FBO CALGON CARBON SALARIED EMPLOYEES PO BOX 1533 MINNEAPOLIS MN 55480-1533	7.93%
Micro Cap Value Fund I Shares FIFTH THIRD TRUST OPERATIONS REINVEST DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	7.02%
Micro Cap Value Fund A Shares MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	5.43%
Micro Cap Value Fund B Shares NFS LLC FEBO WILFRED W COPA ADRIENE A COPA 3 834 EASTWIND CT NORTHBROOK IL 60062-4206	13.44%
Micro Cap Value Fund C Shares MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	35.09%
Mid Cap Growth Fund I Shares FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	20.68%
Mid Cap Growth Fund I Shares FIFTH THIRD LIFEMODEL MODERATE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	20.04%
Mid Cap Growth Fund I Shares FIFTH THIRD FUNDS TRUST OPERATIONS CASH DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	17.8%
Mid Cap Growth Fund I Shares FIFTH THIRD LIFEMODEL AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	14.9%
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
Fund/Class	Percent of the Class Total Assets Held by the Shareholder
Mid Cap Growth Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS REINVEST DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	12.04%
Mid Cap Growth Fund A Shares NFS LLC FEBO FIRST MERCANTILE TRUST CO PREMIER TRUST ATTN FUNDS MGMT 57 GERMANTOWN CT CORDOVA TN 38018-7273	15.77%
Mid Cap Growth Fund B Shares NFS LLC FEBO NFS FMTC IRA FBO JAMES W CAMP 588 NORTH 50 WEST VALPARAISO IN 46385-8967	9.59%
Mid Cap Growth Fund B Shares NFS LLC FEBO MOHAMMAD HUSSAIN RUSKSHANDA HUSSAIN 8637 COPPER CREEK DR NEWBURGH IN 47630-3131	5.68%
Mid Cap Growth Fund B Shares NFS LLC FEBO NFS FMTC IRA FBO EDWARD C JACOB 6303 AUTUMN TRAIL BURLINGTON KY 41005-8479	5.67%
Mid Cap Growth Fund C Shares MSSB FBO DANIEL ROTHMAN & JANET ROTHMAN JT TEN 2952 HAMPTON CT WANTAGH NY 11793-4608	7.3%
Mid Cap Growth Fund C Shares NFS LLC FEBO NFS FMTC IRA FBO RANDY J ZACHRITZ 6465 GLENDALE COURT FLORENCE KY 41042-4294	5.36%
Dividend Growth Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	42.91%
Dividend Growth Fund I Shares LEE G JORDAN AND NANCY C JORDAN JTWROS 10629 WINTERWOOD CARMEL IN 46032-8258	6.83%
Dividend Growth Fund I Shares FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORD KEPT PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	6.77%
Dividend Growth Fund I Shares TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	5.82%
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Fund/Class	Percent of the Class Total Assets Held by the Shareholder
Dividend Growth Fund I Shares STATE STREET BANK & TRUST CO CUST FOR THE IRA RICHARD F GRAFFIS 4242 N PENNSYLVANIA ST INDIANAPOLIS IN 46205-2613	5.47%
Dividend Growth Fund B Shares NFS LLC FEBO HARVEY NESSER HELAINE M NESSER 5471 BLUE ASH ROAD COLUMBUS OH 43229-3630	53.75%
Dividend Growth Fund B Shares NFS LLC FEBO NFS/FMTC ROTH IRA FBO KATHERINE A RAKER 4868 LAKE VALENCIA BLVD E PALM HARBOR FL 34684-4005	8.75%
Dividend Growth Fund B Shares NFS LLC FEBO NFS FMTC IRA FBO KATHLEEN SOUTHERN 1119 CULPEPPER CIRCLE FRANKLIN TN 37064-8959	5.59%
Dividend Growth Fund C Shares MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	20.71%
Dividend Growth Fund C Shares NFS LLC FEBO ROBERT JOSEPH BLUM III ROBERTA ANN BLUM 4795 CHAPEL RIDGE DR CINCINNATI OH 45223-1274	12.66%
Dividend Growth Fund C Shares NFS LLC FEBO NFS FMTC IRA FBO EDWARD J TROYAN 409 WHITTLESEY DR TALLMADGE OH 44278-1678	12.17%
Equity Index Fund I Shares FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORD KEPT PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	57.2%
Equity Index Fund I Shares JPMORGAN CHASE BANK AS TRUSTEE C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	22.99%
Equity Index Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	6.38%
Equity Index Fund I Shares PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	5.08%
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Fund/Class	Percent of the Class Total Assets Held by the Shareholder
Equity Index Fund A Shares FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORD KEPT PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	54.27%
Equity Index Fund A Shares NFS LLC FEBO FIRST MERCANTILE-PREMIER TR FIFT FIRST MERCANTILE TRUST CO TTEE ATTN FUNDS MGMT 57 GERMANTOWN CT CORDOVA TN 38018-7273	17.47%
Equity Index Fund C Shares MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	28.18
Equity Index Fund C Shares NFS LLC FEBO NFS FMTC IRA FBO MARC MANLY 9200 OLD INDIAN HILL RD CINCINNATI OH 45243-3438	16.4
Equity Index Fund C Shares RAYMOND JAMES & ASSOC INC FBO GREGORY BERRYMAN & LAUREL WOMEN’S HEALTH CENTER INC 401K FBO LAUREL WRIGHT 1600 N GRAND AVE STE 400 PUEBLO CO 81003-2760	6.13%
Equity Index Fund S Shares FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORD KEPT PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	69.85%
Equity Index Fund S Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	16.04%
Equity Index Fund S Shares FIFTH THIRD BANK TRUST OPERATIONS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	14.11%
Equity Index Fund P Shares FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORD KEPT PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	54.86%
Equity Index Fund P Shares FIFTH THIRD BANK FBO CINTAS ATTN MICHELLE HODGEMAN MD 1090C7 38 FOUNTAIN SQUARE PLZ CINCINNATI OH 45263-0074	36.92%
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Fund/Class	Percent of the Class Total Assets Held by the Shareholder
Equity Index Fund P Shares FIFTH THIRD BANK TRUST OPERATIONS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	7.25%
Equity Index Fund T Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	91.97%
Structured Large Cap Plus Fund I Shares FIFTH THIRD LIFEMODEL MODERATE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	31.27%
Structured Large Cap Plus Fund I Shares FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	31%
Structured Large Cap Plus Fund I Shares FIFTH THIRD LIFEMODEL AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	25.78%
Structured Large Cap Plus Fund B Shares NFS LLC FEBO NFS/FMTC IRA FBO ANTHONY R GEACH 8258 MIDNIGHT PASS RD SARASOTA FL 34242-2731	27.74%
Structured Large Cap Plus Fund B Shares SUSAN M MC GUINNESS C F MARGIT MC GUINNESS UTMA IL 240 BERKLEY ELMHURST IL 60126-3167	17.14%
Structured Large Cap Plus Fund B Shares OPPENHEIMER & CO INC. FBO SUSAN M MC GUINNESS C/F KATHLEEN MC GUINNESS UTMA/IL 240 BERKLEY ELMHURST IL 60126-3167	6.11%
Structured Large Cap Plus Fund C Shares MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOME 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	78.54%
Structured Large Cap Plus Fund C Shares NFS LLC FEBO NFS FMTC IRA FBO VIRGINIA KAY PETERS 1787 ARCADIA AVE OBETZ OH 43207-4409	11.34%
Structured Large Cap Plus Fund C Shares MSSB C/F ROBERT C REEVES IRA ROLLOVER DATED 08/04/09 38 RIDGELINE DR EUGENE OR 97405-3578	6.54%
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
Fund/Class	Percent of the Class Total Assets Held by the Shareholder
All Cap Value Fund I Shares FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	20.05%
All Cap Value Fund I Shares FIFTH THIRD LIFEMODEL MODERATE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	19.2%
All Cap Value Fund I Shares FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORD KEPT PLA 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	15.73%
All Cap Value Fund I Shares FIFTH THIRD LIFEMODEL AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	14.85%
All Cap Value Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	13.96%
All Cap Value Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS A/C 38 38 0026216246 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	6.46%
All Cap Value Fund C Shares MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	42.47%
Disciplined Large Cap Value Fund I Shares JPMORGAN CHASE BANK AS TRUSTEE C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	28.02%
Disciplined Large Cap Value Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	18.3%
Disciplined Large Cap Value Fund I Shares FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	12.69%
Disciplined Large Cap Value Fund I Shares FIFTH THIRD LIFEMODEL MODERATE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	12.5%
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
Fund/Class	Percent of the Class Total Assets Held by the Shareholder
Disciplined Large Cap Value Fund I Shares FIFTH THIRD LIFEMODEL AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	9.85%
Disciplined Large Cap Value Fund I Shares FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORD KEPT PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	5.79%
Disciplined Large Cap Value Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS REINVEST DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	5.51%
Disciplined Large Cap Value Fund A Shares FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORD KEPT PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	20.94%
Disciplined Large Cap Value Fund A Shares NFS LLC FEBO FIRST MERCANTILE-PREMIER TR FIFT FIRST MERCANTILE TRUST CO TTEE ATTN FUNDS MGMT 57 GERMANTOWN CT CORDOVA TN 38018-7273	17.24%
Disciplined Large Cap Value Fund B Shares PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	5.03%
Disciplined Large Cap Value Fund C Shares MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	25.48%
Disciplined Large Cap Value Fund C Shares NFS LLC FEBO GEORGE H HOMAN CAROL H HOMAN 3756 E TAYLOR SCHOOL RD HAMILTON OH 45011-8443	8.07%
Disciplined Large Cap Value Fund C Shares NFS LLC FEBO THOMAS E BRINKMAN SR TTEE THOMAS E BRINKMAN SR REVOC TR U A 12 29 93 2975 ALPINE TERRACE CINCINNATI OH 45208-3407	8.03%
Strategic Income Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/CASH CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	63.21%
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
Fund/Class	Percent of the Class Total Assets Held by the Shareholder
Strategic Income Fund I Shares FIFTH THIRD LIFEMODEL MODERATE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	9.03%
Strategic Income Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	8.74%
Strategic Income Fund A Shares MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	6.6%
Strategic Income Fund B Shares NFS LLC FEBO NFS FMTC ROLLOVER IRA FBO ABBAS F HAZRAT 1S319 CHURCH AVENUE LOMBARD IL 60148-4720	11.1%
Strategic Income Fund B Shares RAYMOND JAMES & ASSOC INC CSDN FBO CAROL BLACK IRA 8010 STONEGATE DR CINCINNATI OH 45255-3179	6.82%
Strategic Income Fund B Shares PRIMEVEST FINANCIAL SVCS FBO KURT F KAUPISCH IRA 400 1ST ST S STE 300 PO BOX 283 SAINT CLOUD MN 56302-0283	6.74%
Strategic Income Fund C Shares MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	12.62%
High Yield Bond Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	77.81%
High Yield Bond Fund I Shares TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	9.77%
High Yield Bond Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS REINVEST DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	6.51%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
High Yield Bond Fund A Shares MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	10.79%
High Yield Bond Fund A Shares NFS LLC FEBO NFS/FMTC ROLLOVER IRA FBO DANIEL EUGENE ALLEN 131 ENCANTO DR ESCONDIDO CA 92027-3517	10.54%
High Yield Bond Fund B Shares NFS LLC FEBO TERRY L KELLER 23294 PINETREE CIRCLE MACOMB MI 48042-5360	37.8%
High Yield Bond Fund B Shares NFS LLC FEBO NFS FMTC IRA FBO BARBARA A BEYER 7214 BELLOWIND COURT REYNOLDSBURG OH 43068-6020	34.8%
High Yield Bond Fund B Shares NFS LLC FEBO NFS FMTC ROTH IRA FBO RICHARD J MARTIN 348 DARBYHURST ROAD COLUMBUS OH 43228-1323	7.09%
High Yield Bond Fund C Shares MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	16.58%
Total Return Bond Fund I Shares FIFTH THIRD LIFEMODEL MODERATE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	32.45%
Total Return Bond Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	22.09%
Total Return Bond Fund I Shares FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	12.55%
Total Return Bond Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS REINVEST DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	9.59%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
Total Return Bond Fund I Shares FIFTH THIRD LIFEMODEL CONSERVATIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	9.37%
Total Return Bond Fund I Shares FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	8.69%
Total Return Bond Fund A Shares NFS LLC FEBO FIRST MERCANTILE-PREMIER TR FIFT PREMIER TRUST ATTN FUNDS MGMT 57 GERMANTOWN CT CORDOVA TN 38018-7273	12.3%
Total Return Bond Fund B Shares NFS LLC FEBO NFS FMTC IRA FBO ANNA M BALL 274 MAHER ROAD WALTON KY 41094-9707	12.52%
Total Return Bond Fund B Shares NFS LLC FEBO NFS FMTC IRA FBO REGINALD J GROVES 1753 HAMPSTEAD CT VALPARAISO IN 46385-8198	9.11%
Total Return Bond Fund B Shares NFS LLC FEBO YI ZHU 2517 INDEPENDENCE AVE GLENVIEW IL 60026-7730	7.61%
Total Return Bond Fund B Shares NFS LLC FEBO RAYMOND D PAGE RHONDA C PAGE 2241 FELDMAN AVE CINCINNATI OH 45212-1518	6.45%
Total Return Bond Fund C Shares MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	12.8%
Total Return Bond Fund C Shares NFS LLC FEBO GINO GIORGETTI PIERA GIORGETTI VIA A GRAMSCI 12 FORNACETTE PISA 56012 ITALY	12.25%
Total Return Bond Fund C Shares NFS LLC FEBO DOLORES J LESSIG 2841 LONDON DR STOW OH 44224-3713	6.13%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
Total Return Bond Fund C Shares NFS LLC FEBO NFS FMTC IRA FBO ALBERT E PIERCE 10404 HWY 27 LOT 396 FROSTPROOF FL 33843-5203	5.18%
International Equity Fund I Shares JPMORGAN CHASE BANK AS TRUSTEE C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	24.29%
International Equity Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS REINVEST DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	21.03%
International Equity Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	15.56%
International Equity Fund I Shares FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	12.3%
International Equity Fund I Shares FIFTH THIRD LIFEMODEL MODERATE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	12.01%
International Equity Fund I Shares FIFTH THIRD LIFEMODEL AGGRESSIVE FUND 38 FOUNTAIN SQUARE PLAZA MD 1090BD CINCINNATI OH 45263-0001	9.02%
International Equity Fund A Shares NFS LLC FEBO FIRST MERCANTILE-PREMIER TR FIFT FIRST MERCANTILE TRUST CO TTEE ATTN FUNDS MGMT 57 GERMANTOWN CT CORDOVA TN 38018-7273	24.88%
International Equity Fund C Shares NFS LLC FEBO NFS FMTC IRA FBO RHONDA M GIEDD 345 NORTH HARRISON BOX 411 CEDARVILLE IL 61013-0411	8.36%
International Equity Fund C Shares NFS LLC FEBO NFS FMTC IRA FBO CHARLES E RODERICK 2388 EAGLE DR FREEPORT IL 61032-8575	6.21%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
International Equity Fund C Shares NFS LLC FEBO NFS/FMTC IRA FBO FRANK WATSON PARSONS 1025 ANTHONY DR MUSKEGON MI 49441-7304	6.16%
International Equity Fund C Shares NFS LLC FEBO NFS FMTC IRA FBO LEE SHANK 19846 HENRY RD CLEVELAND OH 44126-1646	5.04%
Institutional Government Money Market Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/CASH CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	43.82%
Institutional Government Money Market Fund I Shares NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST FL 5 NEW YORK NY 10281-5503	30.5%
Institutional Government Money Market Fund I Shares BANK OF NEW YORK HARE & CO ATTN STIF/MASTER NOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1381	11.49%
Institutional Government Money Market Fund S Shares NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST FL 5 NEW YORK NY 10281-5503	53.73%
Institutional Government Money Market Fund S Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/CASH CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	46.27%
Institutional Government Money Market Fund P Shares NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST FL 5 NEW YORK NY 10281-5503	68.78%
Institutional Government Money Market Fund P Shares BANK OF NEW YORK HARE & CO ATTN STIF/MASTER NOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1381	28.4%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
Institutional Government Money Market Fund T Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/CASH CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	83.04%
Institutional Government Money Market Fund T Shares NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST FL 5 NEW YORK NY 10281-5503	16.96%
Prime Money Market Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/CASH CAP GAINS 38 FOUNTAIN SQ PLAZA MD1090F2 CINCINNATI OH 45263-0001	76.61%
Prime Money Market Fund I Shares NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST FL 5 NEW YORK NY 10281-5503	11.22%
Prime Money Market Fund I Shares FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORD KEPT PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	10.25%
Prime Money Market Fund A Shares NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST FL 5 NEW YORK NY 10281-5503	98.45%
Prime Money Market Fund B Shares NFS LLC FEBO NFS FMTC ROLLOVER IRA FBO MRS KAREN L KOCAB MRS KAREN KOCAB 1331 E WALLINGS ROAD BROADVIEW HEIGHTS OH 44147-1317	10.07%
Prime Money Market Fund B Shares NFS LLC FEBO NFS/FMTC ROLLOVER IRA FBO CLYDE M SCHULZE CLYDE M. SCHULZE 3327 TRIPOLI BLVD PUNTA GORDA FL 33950-7818	7.5%
Prime Money Market Fund B Shares NFS LLC FEBO NFS FMTC IRA FBO MELVIN J MEANY 7805 MANGO DRIVE LOUISVILLE KY 40258-2350	6.82%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
Prime Money Market Fund B Shares NFS LLC FEBO NFS FMTC IRA FBO PATRICIA BLANKENSHIP 311 COLEBROOK TROY MI 48083-5002	5.33%
Prime Money Market Fund C Shares NFS LLC FEBO VIVIAN M SMITH 1205 ORCHARD ST OWOSSO MI 48867-4918	25.4%
Prime Money Market Fund C Shares FIRST CLEARING LLC 2801 MARKET STREET SAINT LOUIS MO 63103-2523	21.18%
Prime Money Market Fund C Shares NFS LLC FEBO ELAINE BERWITT 2794 SHAKERCREST BLVD BEACHWOOD OH 44122-2326	11.49%
Prime Money Market Fund C Shares NFS LLC FEBO NFS FMTC IRA FBO WILLIAM I NELSON 984 NORTH 200 WEST VALPARAISO IN 46385-8520	11.08%
Prime Money Market Fund C Shares FIRST CLEARING LLC 2801 MARKET STREET SAINT LOUIS MO 63103-2523	6.53%
Prime Money Market Fund C Shares FIRST CLEARING LLC 2801 MARKET STREET SAINT LOUIS MO 63103-2523	5.3%
Prime Money Market Fund C Shares NFS LLC FEBO NFS FMTC SEP IRA FBO GREGG S THEOBALD 410 MAIN ST LAFAYETTE IN 47901-1368	5.06%
Institutional Money Market Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/CASH CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	45.85%
Institutional Money Market Fund I Shares NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST FL 5 NEW YORK NY 10281-5503	26.89%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
Institutional Money Market Fund I Shares JPMORGAN RETIREMENT PLAN SERVICES CUSTODIAN STEELCASE P/S MONEY MARKET FUND 9300 WARD PKWY FL 1N KANSAS CITY MO 64114-3317	6.09%
Institutional Money Market Fund S Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/CASH CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	65.93%
Institutional Money Market Fund S Shares NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST FL 5 NEW YORK NY 10281-5503	34.07%
Institutional Money Market Fund P Shares NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST FL 5 NEW YORK NY 10281-5503	83.08%
Institutional Money Market Fund P Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/CASH CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	16.92%
Institutional Money Market Fund T Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/CASH CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	87.71%
Institutional Money Market Fund T Shares NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST FL 5 NEW YORK NY 10281-5503	12.29%
U.S. Treasury Money Market Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/CASH CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	63.56%
U.S. Treasury Money Market Fund I Shares NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST FL 5 NEW YORK NY 10281-5503	20.04%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
U.S. Treasury Money Market Fund I Shares BANK OF NEW YORK HARE & CO ATTN STIF/MASTER NOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1381	11.18%
U.S. Treasury Money Market Fund S Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/CASH CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	97.14%
U.S. Treasury Money Market Fund P Shares NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 5TH FL 200 LIBERTY ST FL 5 NEW YORK NY 10281-5503	41.22%
U.S. Treasury Money Market Fund P Shares BANK OF NEW YORK HARE & CO ATTN STIF/MASTER NOTE 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1381	37.61%
U.S. Treasury Money Market Fund P Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/CASH CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	20.81%
U.S. Treasury Money Market Fund T Shares FIFTH THIRD BANK TRUST OPERATIONS CASH DIVS/CASH CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	100%
LifeModel Aggressive Fund I Shares JPMORGAN CHASE BANK AS TRUSTEE C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	53.16%
LifeModel Aggressive Fund I Shares FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORD KEPT PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	38%
LifeModel Aggressive Fund A Shares NFS LLC FEBO PREMIER TRUST FMT 5TH 3RD LIFE M FIRST MERCANTILE TRUST TTEE U A 12 23 97 57 GERMANTOWN CT FL 4 CORDOVA TN 38018-4274	31.44%
LifeModel Aggressive Fund C Shares NFS LLC FEBO DREW M FERGUSON DREW M FERGUSON 33393 ELECTRIC BLVD APT D-4 AVON LAKE OH 44012-1259	8.28%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
LifeModel Aggressive Fund C Shares NFS LLC FEBO BENJAMIN C SUN 11760 WELTERS WAY EDEN PRAIRIE MN 55347-2837	7.39%
LifeModel Aggressive Fund C Shares NFS LLC FEBO CHARLES F ADLER CUST JOSEPH FRANKLIN LAMOSEK UTMA OH 1111 SUPERIOR AVE E STE 1000 CLEVELAND OH 44114-2568	6.33%
LifeModel Aggressive Fund C Shares NFS LLC FEBO CHARLES F ADLER CUST MATTHEW RUSSELL LAMOSEK UTMA OH 1111 SUPERIOR AVE E STE 1000 CLEVELAND OH 44114-2568	5.99%
LifeModel Aggressive Fund C Shares NFS LLC FEBO CHARLES F ADLER CUST KAITLYN RENEE LAMOSEK UTMA OH 1111 SUPERIOR AVE E STE 1000 CLEVELAND OH 44114-2568	5.87%
LifeModel Moderate Aggressive Fund I Shares FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORD KEPT PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	47.63%
LifeModel Moderate Aggressive Fund I Shares JPMORGAN CHASE BANK AS TRUSTEE C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	36.29%
LifeModel Moderate Aggressive Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS REINVEST DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	6.67%
LifeModel Moderate Aggressive Fund I Shares NFS LLC FEBO PREMIER TRUST FIRST MERCANTILE TRUST CO SPECTRUM CLEARING ACCOUNT 57 GERMANTOWN CT STE 400 CORDOVA TN 38018-4274	6.16%
LifeModel Moderate Aggressive Fund A Shares NFS LLC FEBO PREMIER TRUST FMT 5TH 3RD LIFE M FIRST MERCANTILE TRUST TTEE U A 12 23 97 57 GERMANTOWN CT FL 4 CORDOVA TN 38018-4274	18.31%
LifeModel Moderate Fund I Shares JPMORGAN CHASE BANK AS TRUSTEE C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	57.53%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
LifeModel Moderate Fund I Shares FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORD KEPT PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	37.12%
LifeModel Moderate Fund A Shares NFS LLC FEBO PREMIER TRUST FMT 5TH 3RD LIFE M FIRST MERCANTILE TRUST TTEE U A 12 23 97 57 GERMANTOWN CT FL 4 CORDOVA TN 38018-4274	25.82%
LifeModel Moderate Conservative Fund I Shares FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORD KEPT PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	49.27%
LifeModel Moderate Conservative Fund I Shares JPMORGAN CHASE BANK AS TRUSTEE C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	25.77%
LifeModel Moderate Conservative Fund I Shares NFS LLC FEBO PREMIER TRUST FIRST MERCANTILE TRUST CO SPECTRUM CLEARING ACCOUNT 57 GERMANTOWN CT STE 400 CORDOVA TN 38018-4274	11.31%
LifeModel Moderate Conservative Fund I Shares FIFTH THIRD BANK TRUST OPERATIONS REINVEST DIVS/REINVEST CAP GAINS 38 FOUNTAIN SQ PLAZA MD 1090F2 CINCINNATI OH 45263-0001	8.39%
LifeModel Moderate Conservative Fund A Shares NFS LLC FEBO PREMIER TRUST FMT 5TH 3RD LIFE M FIRST MERCANTILE TRUST TTEE U A 12 23 97 57 GERMANTOWN CT FL 4 CORDOVA TN 38018-4274	26.27%
LifeModel Moderate Conservative Fund C Shares NFS LLC FEBO LOUIS A VOLPE CATHERINE A VOLPE 101 MCCOLLOCH DRIVE WHEELING WV 26003-8007	17.82%
LifeModel Moderate Conservative Fund C Shares FIRST CLEARING, LLC A/C 3186-7095 EDWIN BODOURIAN TOD REGISTRATION 701 CENTER AVENUE #707 BLAWNOX PA 15238-3263	11.71%
LifeModel Moderate Conservative Fund C Shares NFS LLC FEBO ROBERT M BURNS TOD KAREN HAYSLETT 8745 N UNION SHELBY RD PIQUA OH 45356-8515	5.7%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
LifeModel Moderate Conservative Fund C Shares NFS LLC FEBO NFS FMTC ROLLOVER IRA FBO MR ARTHUR H REIBER JR ARTHUR H REIBER JR 1586 SOUTH CHARLESTON ROAD JAMESTOWN OH 45335-8788	5.5%
LifeModel Moderate Conservative Fund C Shares NFS LLC FEBO SHIRLEY A GOODEN TOD GERALD A KULMAN 33875 KIELY DR APT S502 CHESTERFIELD MI 48047-4430	5.46%
LifeModel Moderate Conservative Fund C Shares NFS LLC FEBO NFS FMTC IRA FBO H S SKINNER 19750 MATTHEW RD MORRISON IL 61270-9552	5.14%
LifeModel Conservative Fund I Shares FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORD KEPT PLAN 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	57.53%
LifeModel Conservative Fund I Shares JPMORGAN CHASE BANK AS TRUSTEE C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	36.03%
LifeModel Conservative Fund A Shares NFS LLC FEBO PREMIER TRUST FMT 5TH 3RD LIFE M FIRST MERCANTILE TRUST TTEE U A 12 23 97 57 GERMANTOWN CT FL 4 CORDOVA TN 38018-4274	31.6%
LifeModel Conservative Fund A Shares NFS LLC FEBO NFS FMTC IRA FBO LEWIS D BENSON PO BOX 1049 OWOSSO MI 48867-6749	5.2%
LifeModel Conservative Fund B Shares NFS LLC FEBO NFS/FMTC IRA FBO DONALD C HARDESTY 2768 KELLYBROOKE CT FINDLAY OH 45840-8638	6.52%
LifeModel Conservative Fund B Shares NFS LLC FEBO NFS FMTC IRA FBO MARY V CORMIER 5362 JULMAR DR CINCINNATI OH 45238-3611	5.93%
LifeModel Conservative Fund B Shares NFS LLC FEBO NFS FMTC IRA FBO J LYNDON JOHNSON 10302 GENTLEWIND DR CINCINNATI OH 45242-5815	5.8%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
LifeModel Conservative Fund B Shares NFSC FEBO 019-082759 ST MARY S UKRAINIAN CATHOLIC 2348 RIVER RD WILLOUSHBY OH 44094-9686	5.16%
LifeModel Conservative Fund C Shares NFS LLC FEBO BRAMKAMP PRINTING CO ATTN KEVIN MURRAY 9933 ALLIANCE ROAD CINCINNATI OH 45242-5661	15.45%
LifeModel Conservative Fund C Shares NFS LLC FEBO RICHARD BECHSTEIN CAROLINE BECHSTEIN 2299 SW HILLSBOROUGH AVE ARCADIA FL 34266-7140	11.78%
LifeModel Conservative Fund C Shares NFS LLC FEBO SUSMAN LINOLEUM RUG CO INC ATTN DONALD SUSMAN ATTN ROBERT SUSMAN 3500 GRAND AVE GURNEE IL 60031-3735	8.49%
LifeModel Conservative Fund C Shares NFS LLC FEBO NFS FMTC ROLLOVER IRA FBO ABDO A ALWARD ABDO ALWARD 6632 WOODVIEW SAGINAW MI 48603-8607	6.68%
LifeModel Conservative Fund C Shares NFS LLC FEBO EHSAN UL HAQ NASEEM S HAQ 9765 BUCKHORN DR FRISCO TX 75033-1320	6.58%
LifeModel Conservative Fund C Shares NFS LLC FEBO HILLVIEW RETIREMENT CENTER RESIDENT SCHOLARSHIP ATTN TONYA BERRY 1610 28TH STREET PORTSMOUTH OH 45662-2698	5.79%

     As of November 3, 2011, Fifth Third Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of certain Funds as listed in the table below. As a result, Fifth Third Bank may be deemed to have control of one or more of these Funds because it and its affiliates possess or share investment or voting power with respect to more than 25% of the total shares outstanding of certain Funds of the Trust. As a result, Fifth Third Bank may be able to affect the outcome of matters presented for a vote of the shareholders of the Funds. Other shareholders of record with more than 25% of the outstanding shares of the Funds are believed to be held only as nominee.

Fund	Percentage of Fund held by Fifth Third Bank
Small Cap Growth Fund	71.51%
Mid Cap Growth Fund	71.56%

Fund	Percentage of Fund held by Fifth Third Bank
Quality Growth Fund	36.35%
Small Cap Value Fund	50.57%
All Cap Value Fund	53.63%
Disciplined Large Cap Value Fund	58.44%
Structured Large Cap Plus Fund	92.37%
International Equity Fund	68.56%
Strategic Income Fund	65.70%
High Yield Bond Fund	74.67%
Total Return Bond Fund	89.27%
Short Term Bond Fund	75.46%
Prime Money Market Fund	43.96%
Institutional Money Market Fund	55.49%
Institutional Government Money Market Fund	37.16%
U.S. Treasury Money Market Fund	57.39%

FIFTH THIRD FUNDS
PART C

Item 28. Exhibits

(a)	Amended and Restated Declaration of Trust of the Registrant is incorporated by reference to Exhibit (a) to Registrant’s Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

(b)	Amended and Restated By-Laws of the Registrant is incorporated by reference to Exhibit (b) to Registrant’s Post-Effective Amendment No. 72 on Form N-1A (filed September 17, 2010).

(c)
The rights of holders of the securities being registered are included in the following documents: Article III, Sections 1, 2, 3, 4 and 5, Article IV, Sections 2, 3 and 7, Article VIII, Sections 1, 2, 3 and 4, Article X, Sections 1, 2, and 5, Article XI, Sections 1 and 3, and Article XII, Sections 3, 4 and 5 of the Amended and Restated Declaration of Trust of the Registrant (as incorporated by reference in Exhibit (a) herein).

(d)	(i)
Investment Advisory Contract dated November 6, 2003 between the Registrant and Fifth Third Asset Management, Inc., including Amended Schedule A dated November 10, 2003 is incorporated by reference to Exhibit (d)(i) to Registrant’s Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

(A)
Amended Schedule A dated September 29, 2005 to the Investment Advisory Contract is incorporated by reference to Exhibit (d)(i)(A) to Registrant’s Post-Effective Amendment No. 58 on Form N-1A (filed September 28, 2006).

(iii)
Sub-Advisory Agreement for the Fifth Third High Yield Bond Fund between Fifth Third Asset Management, Inc. and Fort Washington Investment Advisors, Inc. is incorporated by reference to Exhibit (d)(iii) to Registrant’s Post-Effective Amendment No. 58 on form N-1A (filed September 28, 2006).

(e)
Distribution Agreement between the Registrant and FTAM Funds Distributor, Inc., including Schedule A, is incorporated by reference to Exhibit (e) to Registrant’s Post- Effective Amendment No. 69 on Form N-1A (filed November 28, 2008).

(f)	Not applicable.

(g)	(i)
Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (g)(i) to Registrant’s Post-Effective Amendment No. 69 on Form N-1A (filed November 28, 2008).

(h)	(i)
Administration Agreement between the Registrant and Fifth Third Asset Management, Inc. is incorporated by reference to Exhibit (h)(i) to Registrant’s Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

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(ii)
Sub-Administration Agreement between Fifth Third Asset Management, Inc. and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(ii) to Registrant’s Post-Effective Amendment No. No. 69 on Form N-1A (filed November 28, 2008).

(iii)
Collective Investment Trust Accounting Agreement between the Registrant and Fifth Third Asset Management, Inc. is incorporated by reference to Exhibit (h)(iii) to Registrant’s Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

(iv)
Investment Sub-Accounting Agreement between Fifth Third Asset Management, Inc. and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(iv) to Registrant’s Post-Effective Amendment No. No. 69 on Form N- 1A (filed November 28, 2008).

(A)
Investment Sub-Accounting Services Agreement between Fifth Third Asset Management, Inc. and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(iv)(A) to Registrant’s Post-Effective Amendment No. No. 71 on Form N-1A (filed November 27, 2009).

(v)
Transfer Agency and Service Agreement between the Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Exhibit (h)(v) to Registrant’s Post-Effective Amendment No. No. 69 on Form N-1A (filed November 28, 2008).

(vi)
Services Agreement between the Registrant and Fifth Third Asset Management, Inc. is incorporated by reference to Exhibit (h)(iv)(A) to Registrant’s Post-Effective Amendment No. No. 71 on Form N-1A (filed November 27, 2009).

(vii)	Amended and Restated Shareholder Servicing Plan is incorporated by reference to Exhibit (h)(vii) to Registrant’s Post-Effective Amendment No. 72 on Form N-1A (filed September 17, 2010).

(viii)	Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(viii) to Registrant’s Post-Effective Amendment No. No. 69 on Form N-1A (filed November 28, 2008).

(A)
First Amendment to the Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(viii) to Registrant’s Post-Effective Amendment No. No. 71 on Form N-1A (filed November 27, 2009).

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(B)
Second Amendment to the Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(viii) to Registrant’s Post-Effective Amendment No. No. 71 on Form N-1A (filed November 27, 2009).

(C)
Third Amendment to the Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(viii)(C) to Registrant’s Post-Effective Amendment No. 72 on Form N-1A (filed September 17, 2010).

(D)
Fourth Amendment to the Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(viii)(D) to Registrant’s Post-Effective Amendment No. 74 on Form N-1A (filed November 10, 2011).

(ix)
Expense Limitation Agreement between the Registrant and Fifth Third Asset Management, Inc. is incorporated by reference to Exhibit (h)(ix) to Registrant’s Post-Effective Amendment No. 71 on Form N-1A (filed November 27, 2009).

(A)
First Amendment to the Expense Limitation Agreement between the Registrant and Fifth Third Asset Management, Inc. is incorporated by reference to Exhibit (h)(ix)(A) to Registrant’s Post-Effective Amendment No. 74 on Form N-1A (filed November 10, 2011).

(B)
Second Amendment to the Expense Limitation Agreement between the Registrant and Fifth Third Asset Management, Inc. is incorporated by reference to Exhibit (h)(ix)(B) to Registrant’s Post-Effective Amendment No. 74 on Form N-1A (filed November 10, 2011).

(i)
(A)       Opinion regarding validity of shares is incorporated herein by reference to Exhibit (i) to Registrant’s Post Effective Amendment No. 69 on Form N-1A (filed November 28, 2008) for all Funds except the Fifth Third Structured Large Cap Plus Fund, Fifth Third LifeModel Aggressive FundSM, Fifth Third LifeModel Conservative FundSM, Fifth Third LifeModel Moderate FundSM, Fifth Third LifeModel Moderately Aggressive FundSM and Fifth Third LifeModel Moderately Conservative FundSM.

(B)       Opinion regarding validity of shares is incorporated herein by reference to Exhibit (i) to Registrant’s Post Effective Amendment No. 70 on Form N-1A (filed December 1, 2008) for Fifth Third Structured Large Cap Plus Fund, Fifth Third LifeModel Aggressive FundSM, Fifth Third LifeModel Conservative FundSM, Fifth Third LifeModel Moderate FundSM, Fifth Third LifeModel Moderately Aggressive FundSM and Fifth Third LifeModel Moderately Conservative FundSM.

(j)	Consent of PricewaterhouseCoopers LLP is filed herein.

(k)	Not applicable.

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(l)	Initial Capital Understanding is incorporated by reference to Registrant’s Post-Effective Amendment No. 15 on Form N-1A (filed February 28, 1995).

(m)	Amended and Restated Rule l2b-1 Plan is incorporated by reference to Exhibit (m) to Registrant’s Post-Effective Amendment No. 72 on Form N-1A (filed September 17, 2010).

(n)	Amended and Restated Multiple Class Plan dated September 23, 2009 is incorporated by reference to Exhibit (h)(ix) to Registrant’s Post-Effective Amendment No. No. 71 on Form N-1A (filed November 27, 2009).

(p)	(i)	Amended Code of Ethics for Fifth Third Funds is incorporated by reference to Exhibit (p)(i) to Registrant’s Post-Effective Amendment No. 74 on Form N-1A (filed November 10, 2011).

	(ii)	Amended Code of Ethics for Fifth Third Asset Management Inc. is incorporated by reference to Exhibit (p)(ii) to Registrant’s Post-Effective Amendment No. 72 on Form N-1A (filed September 17, 2010).

	(iii)	Code of Ethics of Fort Washington Investment Advisors, Inc. is incorporated by reference to Exhibit (p)(iii) to Registrant’s Post-Effective Amendment No. 72 on Form N-1A (filed September 17, 2010).

(iv)
Code of Ethics of ALPS Holdings, Inc. (includes FTAM Funds Distributor, Inc., a subsidiary of ALPS Holdings, Inc.) revised as of May 1, 2010 is incorporated by reference to Exhibit (p)(iv) to Registrant’s Post-Effective Amendment No. 72 on Form N-1A (filed September 17, 2010).

(q)
Powers of Attorney for Edward Burke Carey, David J. Durham, J. Joseph Hale, Jr., John E. Jaymont and David J. Gruber, each an Independent Trustee of the Registrant, and Shannon King, E. Keith Wirtz and Matthew W. Ebersbach, each an officer of the Registrant, are incorporated by reference to Exhibit (q) to Registrant’s Post-Effective Amendment No. 71 on Form N-1A (filed November 27, 2009).

Item 29. Persons Controlled by or Under Common Control with Registrant

None

Item 30. Indemnification

Section 1 of Article IX of the Registrant’s Amended and Restated By-Laws provides for indemnification of trustees and officers of the Registrant under certain circumstances but does not allow such indemnification in cases of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Each of the trustees who is not an “interested person” (as defined under the Investment Company Act of 1940) of Registrant (a “Non-interested Trustee”) has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall

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indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Amended and Restated Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

Item 31. Business and Other Connections of Investment Adviser

Fifth Third Asset Management, Inc.

Fifth Third Asset Management, Inc. (“FTAM”), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as Registrant’s investment adviser. FTAM is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which, in turn, is a wholly-owned subsidiary of Fifth Third Bancorp. Set forth below are the names and principal businesses of the directors or officers of FTAM who are engaged in any other business, profession, vocation or employment of a substantial nature. In addition to those indicated below, the directors and officers of FTAM are also employees of Fifth Third Bank, the parent company of FTAM.

Name	Position with Fifth Third Asset Management Inc	Other Substantial Business, Vocation, Profession or Employment
Scott Billeadeau	Director of Mid Cap/Small Cap Growth Strategies	Director of Factset Research Systems, Inc.

The principal business address of Factset Research Systems, Inc. is 601 Merritt 7, Norwalk, CT 06851.

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Fort Washington Investment Advisors, Inc.

Fort Washington Investment Advisors, Inc. (“Fort Washington”), 303 Broadway, Suite 1200, Cincinnati, Ohio, 45202, serves as investment sub-advisor to the High Yield Bond Fund. Fort Washington is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly owned subsidiary of Western-Southern Mutual Holding Company.

As of September 30, 2011, Fort Washington, together with its wholly-owned subsidiaries, had approximately $39.20 billion of assets under management.

The following list sets forth the business and other connections of the directors and executive officers of Fort Washington.

Name	Employment and Business Address	Principal Occupation With Advisor	Outside Director and Trusteeships
Barrett, John	Western and Southern Life Insurance Co 400 Broadway Cincinnati Ohio 45202	Chairperson, Board of Directors	(1) Chairman of Board & CEO – The Western and Southern Life Insurance Co.
(2)      Chairman of Board & CEO – Western & Southern Financial Group, Inc.
(3)      Chairman of Board & CEO – Western-Southern Life Assurance Company
(4)      Director & Chairman – Columbus Life Insurance Co.
(5)      Director & Chairman – Integrity Life Insurance Co.
(6)      Director & Chairman – National Integrity Life Insurance Co.
(7)      Director – Eagle Realty Group, Inc.
(8)      Director – Eagle Realty Investments, Inc.
(9)      Director – Capital Analysts, Inc.
(10)    Director, Chairman & CEO – West Ad, Inc
(11)    President & Trustee – Western & Southern Financial fund, Inc.
(12) Board Member – Convergys Corp.
Bell, Margaret	Fort Washington Investment Advisors, Inc. 303 Broadway Suite 1200 Cincinnati Ohio 45202	Managing Director, Business Development	Endowment Committee Head for Armstrong Chapel United Methodist Church
Freitch, Mark	Fort Washington Investment Advisors, Inc. 303 Broadway Suite 1200 Cincinnati Ohio 45202	Managing Director, Investment Operations & Marketing	n/a
Hawkins, Michele	Fort Washington Investment Advisors, Inc. 303 Broadway Suite 1200 Cincinnati Ohio 45202	Managing Director, Chief Compliance Officer	(1) Committee Member – National Society of Compliance Professionals (2) Advisory Board – Xavier Univ. Cintas Inst. For Business Ethics and Social Responsibility

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Name	Employment and Business Address	Principal Occupation With Advisor	Outside Director and Trusteeships
Rahe, Maribeth	Fort Washington Investment Advisors, Inc. 303 Broadway Suite 1200 Cincinnati Ohio 45202	President/CEO	(1) Board Member, Budget/Finance Committee – Cincinnati USA Regional Chamber
(2)       Advisory Council – Center for Women’s Business Research
(3)       Life Trustee – New York Landmarks Conservancy
(4)       Life Trustee – Rush-Presbyterian-St. Luke’s Medical Center
(5)       Chairman of the Board– Capital Analysts, Inc.
(6)       Board Member - Consolidated Communications Illinois Holdings, Inc.
(7)       Vice Chairman – Cincinnati Arts Association
(8)       Advisory Board – Sisters of Notre Dame de Namur
(9)       Advisory Board – Xavier University
(10)     Advisory Board – CincyTechUSA
(11)     Investment Committee – United Way of Cincinnati
(12)     Cabinet Member – Strategic Development Cabinet of the United Way of Cincinnati
(13)     Treasurer – Women’s Capital Club
(14)     Board of Governors – Cincinnati Country Club
(15)     Board member – First Financial Bank Corp
(16)     Director – Eagle Realty Group
(17) President & CEO – Peppertree Partners, LLC
Sargen, Nick	Fort Washington Investment Advisors, Inc. 303 Broadway Suite 1200 Cincinnati Ohio 45202	Chief Investment Officer	(1) Board of Trustees, Treasurer – Good Samaritan Hospital Foundation
(2)       Board Member – Integrity Life Insurance
(3)       Chairman – Xavier Department of Finance Advisory Board
(4)       Investment Committee – Christ Church Cathedral (non-voting)
(5)       Sr. Vice President, CIO – Columbus Life Insurance Co.
(6)       Sr. Vice President & CIO – Integrity Life Insurance Co.
(7) Chief Investment Officer – Peppertree Partners
Jossart, Tim	Fort Washington Investment Advisors, Inc. 303 Broadway Suite 1200 Cincinnati Ohio 45202	Assistant Vice President	None

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Name	Employment and Business Address	Principal Occupation With Advisor	Outside Director and Trusteeships
Vance, Jim	Western and Southern Life Insurance Co 400 Broadway Cincinnati Ohio 45202	Treasurer	(1) Investment Committee-Church of the Redeemer (2) Treasurer, Capital Analysts Inc.
(3)   Vice President & Treasurer – Columbus Life Ins. Co.
(4)   Vice President & Treasurer – Eagle Realty Group
(5)   Vice President & Treasurer – IFS Financial Services
(6)   Vice President & Treasurer – Integrity Life Ins Co
(7)   Vice President & Treasurer – Touchstone Advisors
(8)   Vice President & Treasurer – Touchstone Securities
(9) Treasurer – W&S Brokerage Services, Inc.
Walker, Bob	Western and Southern Life Insurance Co 400 Broadway Cincinnati Ohio 45202	Director	(1) Board Member – Computer Services, Inc. (CSI)
(2)   Board Member – Tri-Health
(3)   Board of Trustees – Bethesda, Inc
(4)   Director – Eagle Realty Group, LLC
(5)   Director – Integrity Life Insurance Company
(6)   Director – National Integrity Life
(7)   Director – Fort Washington
(8)   Director – Lafayette Life Insurance
(9)   Director – Columbus Life Insurance
(10) CFO – The Western and Southern Life Insurance Company
White, Brendan	Fort Washington Investment Advisors, Inc. 303 Broadway Suite 1200 Cincinnati Ohio 45202	Vice President, Sr. Portfolio Manager	Board Member – The Friars Club
Wiedenheft, Terrie	IFS 303 Broadway Suite 1100 Cincinnati, Ohio 45202	Asst. Treasurer	(1) Chief Financial Officer, IFS Financial Services
(2)   Vice President, Integrity Life Insurance Co.
(3)   Chief Financial Officer, Touchstone Advisors Inc.
(4)   Chief Financial Officer, Touchstone Securities, Inc.
(5) Chief Financial Officer, W&S Brokerage Services

8

Name	Employment and Business Address	Principal Occupation With Advisor	Outside Director and Trusteeships
Wuebbling, Don	Western and Southern Life Insurance Co 400 Broadway Cincinnati Ohio 45202	Secretary	(1) Board Member – Cincinnati Symphony Orchestra
(2)   Board Member – Cincinnati May Festival
(3)   Secretary & Director – Touchstone Advisors, Inc.
(4)   Senior VP & Secretary – Columbus Life Insurance Co.
(5)   Secretary & Director – Eagle Realty Group, LLC
(6)   Secretary & Director – IFS Financial Services, Inc.
(7)   Director – Touchstone Securities, Inc.
(8)   Director – IFS Agency Services, Inc.
(9)   Director – W&S Financial Group Distributors, Inc.
(10)    Director – Capital Analysts Incorporated
(11)    Director – Integrity Life Insurance Company
(12)    Director – Fort Washington Investment Advisors
(13)    Director – Fort Washington Savings Company
(14) Director – W&S Brokerage Services, Inc.
Niemeyer, Jonathan	Western and Southern Life Insurance Co 400 Broadway Cincinnati Ohio 45202	Secretary	(1) Vice President & General Counsel The Western and Southern Life Insurance Company
(2)   Board of Directors – The Pro Foundation, Inc.
(3)   Board of Advisors – David Pollack’s Empower Foundation
(4)   Board Member, Montgomery Community Church
(5)   Sr. Vice President, General Counsel – Columbus Life Insurance Co.
(6) Assistant Secretary – Peppertree Partners, LLC

Item 32. Principal Underwriters

(a)	FTAM Funds Distributor, Inc. acts as the distributor for the Registrant.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of FTAM Funds Distributor, Inc. are as follows:

9

Name and Principal Business Address*	Positions and Offices with Registrant	Positions and Offices with Underwriter
Spencer P. Hoffman	None	Director
Edmund J. Burke	None	Director
Thomas A. Carter	None	President, Director
John C. Donaldson	None	Executive Vice President, Chief Financial Officer
Jeremy O. May	None	Executive Vice President, Director
Diana M. Adams	None	Senior Vice President, Controller, Treasurer
Kevin J. Ireland	None	Senior Vice President, Director of Institutional Sales
Mark R. Kiniry	None	Senior Vice President, National Sales Director-Investments
Bradley J. Swenson	None	Senior Vice President, Chief Compliance Officer
Robert J. Szydlowski	None	Senior Vice President, Chief Technology Officer
Tané T. Tyler	None	Senior Vice President, Secretary, General Counsel
Erin Douglas	None	Vice President, Senior Associate Counsel
JoEllen Legg	None	Vice President, Associate Counsel
Paul F. Leone	None	Vice President, Assistant General Counsel
David T. Buhler	None	Vice President, Associate Counsel
Steven Price	None	Vice President, Deputy Chief Compliance Officer
James Stegall	None	Vice President, Institutional Sales Manager

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203

(c)	Not applicable.

Item 33. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

Fifth Third Funds (Registrant)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

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Fifth Third Asset Management Inc. (Advisor, Administrator and Accountant)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

State Street Bank and Trust Company (Custodian, Sub-Administrator and Sub-Accountant)
801 Pennsylvania Avenue
Kansas City, MO 64105
and
State Street Bank and Trust Company
4 Copley Place, 3rd Floor
Boston, MA 02111

Boston Financial Data Services, Inc. (Transfer Agent)
30 Dan Road
Canton, Massachusetts 02021

FTAM Funds Distributor, Inc. (Distributor)
1290 Broadway
Suite 1100
Denver, Colorado 80203

Fort Washington Investment Advisors, Inc. (Sub-Advisor to the Fifth Third High Yield Bond Fund)
303 Broadway Street, Suite 1200
Cincinnati, OH 45202

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 75 to the Registration Statement meets all the requirements for effectiveness under Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 75 under the Securities Act and Post-Effective Amendment No. 76 under the 1940 Act to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, and the State of Ohio, on the 23rd day of November 2011.

FIFTH THIRD FUNDS

/s/ E. Keith Wirtz
E. Keith Wirtz
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed in the capacities and on the dates indicated.

Signature	Title	Date

/s/ E. Keith Wirtz	President and Trustee	November 23, 2011
E. Keith Wirtz	(Principal Executive Officer)

/s/ Shannon King	Treasurer	November 23, 2011
Shannon King	(Principal Financial Officer)

* /s/ Edward Burke Carey	Chairman and Trustee	November 23, 2011
Edward Burke Carey

* /s/ David J. Durham	Trustee	November 23, 2011
David J. Durham

* /s/ J. Joseph Hale, Jr.	Trustee	November 23, 2011
J. Joseph Hale, Jr.

* /s/ John E. Jaymont	Trustee	November 23, 2011
John E. Jaymont

* /s/ David J. Gruber	Trustee	November 23, 2011
David J. Gruber

*By:	/s/ Julie Tedesco
Secretary

Attorney-in-fact pursuant to Powers of Attorney incorporated by reference to Exhibit (q) to Registrant’s Post-Effective Amendment No. 71 on Form N-1A (filed November 27, 2009).

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EXHIBIT INDEX

Exhibit No.	Exhibit
(j)	Consent of PricewaterhouseCoopers LLP